UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  Last day of February

Date of reporting period:  November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 91.9%
	Arizona — 79.1%
	Certificate of Participation/Lease — 9.4%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/18	1,072
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,629
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,221
1,000	COP, NATL-RE, 5.000%, 07/01/17	1,095
1,500	Northern Arizona University, Research Projects, COP, AMBAC, 5.000%, 09/01/15	1,534
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.000%, 07/01/16	1,186
1,000	Series A, COP, AMBAC, 5.000%, 07/01/17	1,111
2,630	State of Arizona, Series A, COP, FSA, 5.000%, 11/01/11	2,802
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/15	1,446
1,000	Series B, COP, AMBAC, 5.000%, 06/01/15	1,041
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/12	159

		15,296

	Education — 6.4%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,832
	Arizona State University,
1,500	Rev., FSA, 5.250%, 07/01/12	1,669
2,000	Rev., FSA, 5.250%, 07/01/12	2,224
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,620
1,905	Navajo County, Unified School District No. 20, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,135

		10,480

	General Obligation — 13.6%
3,000	City of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	3,494
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,251
1,000	City of Phoenix, GO, 5.000%, 07/01/14 (p)	1,160
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.250%, 07/01/11	1,415
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,722
2,000	Maricopa County, Community College District, Series C, GO, 5.000%, 07/01/19	2,310
1,000	Maricopa County, High School District No. 210-Phoenix, GO, FSA, 5.250%, 07/01/19	1,152
2,000	Maricopa County, School District No. 28-Kyrene Elementary, Capital Appreciation,Series C, GO, NATL-RE, FGIC, Zero Coupon, 01/01/11	1,973
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/15	1,371
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/11	1,061
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.000%, 07/01/11	1,308
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, GO, NATL-RE, 6.350%, 07/01/10	1,034
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,146
1,560	Pima County, Unified School District No. 12 Sunnyside, GO, FSA, 5.000%, 07/01/14	1,805

		22,202

	Hospital — 4.2%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,255
1,225	Series A, Rev., 5.000%, 01/01/14	1,323
	Scottsdale IDA, Healthcare,
1,000	Series A, Rev., 5.000%, 09/01/15	1,011
1,200	Series A, Rev., 5.000%, 09/01/18	1,137
1,000	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.500%, 01/04/10	1,000
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.125%, 01/04/10	1,102

		6,828

	Housing — 1.0%
105	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.350%, 12/23/09	105
60	Pima County IDA, Single Family Mortgage, Series A, Rev., 6.400%, 01/04/10	60
1,525	Tucson & Prima Counties IDA, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 06/01/17	1,535

		1,700

	Other Revenue — 2.4%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,925
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/15	1,044

		3,969

	Prerefunded — 14.0%
470	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.700%, 08/01/10 (p)	493
3,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	3,408
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.250%, 07/01/12 (p)	3,173
2,250	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.375%, 10/01/11 (p)	2,444
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., NATL-RE, 5.625%, 01/01/10 (p)	3,044
2,000	City of Phoenix, GO, 5.875%, 07/01/10 (p)	2,065
655	City of Scottsdale, GO, 5.250%, 07/01/11 (p)	710
6,450	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,765
1,555	University of Arizona, Series A, COP, AMBAC, 5.500%, 06/01/12 (p)	1,729

		22,831

	Special Tax — 9.3%
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.000%, 04/01/14	1,771
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,397
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,294
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,375
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,886
3,000	Rev., 5.000%, 07/01/17	3,503

		15,226

	Transportation — 5.7%
	Arizona State Transportation Board Highway,
2,000	Series A, Rev., 5.250%, 07/01/12	2,225
3,000	Series B, Rev., 5.250%, 07/01/12	3,263
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.000%, 07/01/12	1,101
1,000	Tucson Airport Authority, Inc., Rev., FSA, 5.000%, 06/01/12	1,096
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/16	1,710

		9,395

	Utility — 5.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,339
	Salt River Project Agricultural Improvement & Power District,
1,600	Series A, Rev., 5.000%, 01/01/18	1,758
1,550	Series A, Rev., 5.000%, 01/01/18	1,729
1,500	Series A, Rev., 5.000%, 01/01/19	1,691

		8,517

	Water & Sewer — 7.9%
	Arizona Water Infrastructure Finance Authority, Water Quality,
2,025	Series A, Rev., 5.000%, 10/01/18	2,252
2,020	Series A, Rev., 5.000%, 10/01/19	2,191
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,739
1,875	Rev., 5.250%, 07/01/23	2,290
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/19	2,195
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/18	2,312

		12,979

	Total Arizona	129,423

	Georgia — 0.7%
	Utility — 0.7%
1,000	Municipal Electric Authority of Georgia, Project No. 1, Subseries A, Rev., 5.000%, 01/01/12	1,073

	Illinois — 1.3%
	General Obligation — 0.7%
1,000	State of Illinois, GO, 5.000%, 01/01/16	1,081

	Water & Sewer — 0.6%
1,000	City of Chicago, Wastewater Transmission, Second Lien, Series B, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	1,069

	Total Illinois	2,150

	Michigan — 2.1%
	Prerefunded — 2.1%
3,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,424

	Nevada — 1.4%
	Prerefunded — 1.4%
2,000	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	2,334

	North Carolina — 1.4%
	General Obligation — 1.4%
2,000	Wake County, Public Improvement, GO, 5.000%, 03/01/19	2,300

	Pennsylvania — 0.7%
	Hospital — 0.7%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,082

	South Carolina — 1.9%
	General Obligation — 1.2%
1,760	Charleston County, Series A, GO, 5.000%, 08/01/19	1,991

	Utility — 0.7%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/19	1,097

	Total South Carolina	3,088

	Texas — 3.3%
	General Obligation — 1.2%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/17	1,911

	Transportation — 2.1%
3,000	Texas State Transportation Commission, Series A, Rev., 5.250%, 04/01/14	3,479

	Total Texas	5,390

	Total Municipal Bonds (Cost $142,334)	150,264

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 6.9%
	Investment Company — 6.9%
11,308	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $11,308)	11,308

	Total Investments — 98.8% (Cost $153,642)	161,572
	Other Assets in Excess of Liabilities — 1.2%	1,990

	NET ASSETS — 100.0%	$163,562

____________________________
Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BIG	—	Bond Investment Guarantee
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,164
Aggregate gross unrealized depreciation	(234)

Net unrealized appreciation/depreciation	$7,930

Federal income tax cost of investments	$153,642

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$11,308	$150,264	$—	$161,572

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Asset-Backed Securities — 2.3%
3,000		Ally Auto Receivables Trust, Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	3,040
		AmeriCredit Automobile Receivables Trust,
2,806		Series 2005-BM, Class A4, VAR, 0.322%, 05/06/12	2,785
1,301		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,339
2,159		Series 2007-CM, Class A3B, VAR, 0.272%, 05/07/12	2,150
1,400		Series 2008-AF, Class A3, 5.680%, 12/12/12	1,445
2,670		Series 2008-AF, Class A4, 6.960%, 10/14/14	2,833
3,000		Series 2009-1, Class A3, 3.040%, 10/15/13	3,037
842		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	767
		Bank of America Auto Trust,
15,000		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	15,333
3,235		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,364
10,000		Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	10,152
5,575		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	5,574
1,932		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36 (i)	1,336
		Capital One Auto Finance Trust,
970		Series 2007-B, Class A3A, 5.030%, 04/15/12	981
220		Series 2007-C, Class A3A, 5.130%, 04/16/12	224
16,938		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	14,720
		Chrysler Financial Auto Securitization Trust,
3,750		Series 2009-A, Class A3, 2.820%, 01/15/16	3,846
8,500		Series 2009-B, Class A2, 1.150%, 11/08/11	8,495
		Citibank Credit Card Issuance Trust,
8,282		Series 2002-C2, Class C2, 6.950%, 02/18/14	8,705
950		Series 2007-A3, Class A3, 6.150%, 06/15/39	1,091
		CitiFinancial Auto Issuance Trust,
17,500		Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	17,561
5,350		Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,407
2,208		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.616%, 12/25/33	1,505
		CNH Equipment Trust,
2,015		Series 2008-B, Class A3A, 4.780%, 07/16/12	2,050
3,900		Series 2008-B, Class A4A, 5.600%, 11/17/14	4,109
500		Series 2009-A, Class A3, 5.280%, 11/15/12	526
1,970		Series 2009-C, Class A3, 1.850%, 12/16/13	1,970
		Countrywide Asset-Backed Certificates,
837		Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	560
11		Series 2004-1, Class 3A, VAR, 0.516%, 04/25/34	9
1,290		Series 2004-1, Class M1, VAR, 0.736%, 03/25/34	1,049
1,060		Series 2004-1, Class M2, VAR, 0.786%, 03/25/34	841
1,065		Series 2004-6, Class M1, VAR, 0.836%, 10/25/34 (i)	539
852		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.546%, 11/25/35 (i)	639
1,421		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	941
2,400		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,666
1,400		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.336%, 12/25/36	975
		Ford Credit Auto Owner Trust,
808		Series 2006-B, Class A4, 5.250%, 09/15/11	825
6,700		Series 2009-B, Class A3, 2.790%, 08/15/13	6,863
5,000		Series 2009-B, Class A4, 4.500%, 07/15/14	5,325
6,000		Series 2009-D, Class A3, 2.170%, 10/15/13	6,095
5,500		GS Mortgage Securities Corp. II, Series 2009-RR1, Class JPB, SUB, 4.478%, 05/17/45	4,345
		Harley-Davidson Motorcycle Trust,
13,335		Series 2009-3, Class A2, 0.940%, 04/15/12	13,337
5,140		Series 2009-3, Class A3, 1.740%, 09/15/13	5,168
		HFC Home Equity Loan Asset Backed Certificates,
3,918		Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	3,592
3,192		Series 2005-2, Class M2, VAR, 0.727%, 01/20/35	2,633
7,239		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	6,313
3,238		Series 2006-2, Class A1, VAR, 0.387%, 03/20/36	2,845
9,000		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,208
16,958		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	14,408
		Honda Auto Receivables Owner Trust,
5,495		Series 2009-2, Class A3, 2.790%, 01/15/13	5,633
3,500		Series 2009-2, Class A4, 4.430%, 07/15/15	3,731
3,155		Series 2009-3, Class A3, 2.310%, 05/15/13	3,213
4,200		Series 2009-3, Class A4, 3.300%, 09/15/15	4,360
2,500		Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.030%, 08/15/13	2,532
1,981		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.436%, 03/25/36	1,057
		John Deere Owner Trust,
4,230		Series 2009-A, Class A3, 2.590%, 10/15/13	4,318
5,360		Series 2009-B, Class A3, 1.570%, 10/15/13	5,391
		Long Beach Mortgage Loan Trust,
1,500		Series 2004-3, Class M1, VAR, 0.806%, 07/25/34	1,055
1,716		Series 2006-8, Class 2A2, VAR, 0.326%, 09/25/36	638
2,697		Series 2006-WL2, Class 2A3, VAR, 0.436%, 01/25/36	1,942
62		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.276%, 08/25/36	61
		MBNA Credit Card Master Note Trust,
4,776		Series 2002-C1, Class C1, 6.800%, 07/15/14	4,925
2,285		Series 2003-C1, Class C1, VAR, 1.939%, 06/15/12	2,282
3,000		Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	3,022
3,899		Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.986%, 01/25/35	3,717
4,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,328
345		Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.076%, 02/25/33	229
100		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	57
		Residential Asset Securities Corp.,
90		Series 2002-KS4, Class AIIB, VAR, 0.736%, 07/25/32	44
123		Series 2003-KS5, Class AIIB, VAR, 0.816%, 07/25/33	67
142		Series 2003-KS9, Class A2B, VAR, 0.876%, 11/25/33	46
2,746		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	2,375
4,206		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	3,389
359		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	359
		USAA Auto Owner Trust,
8,485		Series 2009-2, Class A3, 1.540%, 02/18/14	8,484
3,080		Series 2009-2, Class A4, 2.530%, 07/15/15	3,080
1,700		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	1,748
		Wachovia Asset Securitization, Inc.,
198		Series 2002-HE2, Class A, VAR, 0.666%, 12/25/32	127
615		Series 2003-HE3, Class A, VAR, 0.486%, 11/25/33	313
		World Omni Auto Receivables Trust,
1,648		Series 2007-B, Class A3A, 5.280%, 01/17/12	1,679
1,400		Series 2009-A, Class A3, 3.330%, 05/15/13	1,443

		Total Asset-Backed Securities (Cost $288,465)	288,166

		Collateralized Mortgage Obligations — 39.6%
		Agency CMO — 26.7%
2,149		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	2,303
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
725		Series 8, Class ZA, 7.000%, 03/25/23	797
454		Series 24, Class ZE, 6.250%, 11/25/23	495
3,282		Series 29, Class L, 7.500%, 04/25/24	3,574
		Federal Home Loan Mortgage Corp. REMICS,
122		Series 11, Class D, 9.500%, 07/15/19	132
35		Series 22, Class C, 9.500%, 04/15/20	38
50		Series 23, Class F, 9.600%, 04/15/20	56
2		Series 41, Class I, HB, 84.000%, 05/15/20	3
22		Series 46, Class B, 7.800%, 09/15/20	25
12		Series 47, Class F, 10.000%, 06/15/20	13
1		Series 85, Class C, 8.600%, 01/15/21	1
40		Series 99, Class Z, 9.500%, 01/15/21	44
107		Series 114, Class H, 6.950%, 01/15/21	117
1		Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	23
–	(h)	Series 1045, Class G, HB, IO, 1,066.208%, 02/15/21	1
20		Series 1065, Class J, 9.000%, 04/15/21	22
13		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	22
33		Series 1084, Class F, VAR, 1.200%, 05/15/21	32
23		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	42
34		Series 1116, Class I, 5.500%, 08/15/21	38
94		Series 1144, Class KB, 8.500%, 09/15/21	104
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	6
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	35
82		Series 1206, Class IA, 7.000%, 03/15/22	82
475		Series 1212, Class IZ, 8.000%, 02/15/22	479
106		Series 1250, Class J, 7.000%, 05/15/22	116
245		Series 1343, Class LA, 8.000%, 08/15/22	271
98		Series 1343, Class LB, 7.500%, 08/15/22	108
166		Series 1370, Class JA, VAR, 1.400%, 09/15/22	166
159		Series 1455, Class WB, IF, 4.550%, 12/15/22	143
1,485		Series 1466, Class PZ, 7.500%, 02/15/23	1,627
22		Series 1470, Class F, VAR, 2.272%, 02/15/23	22
287		Series 1491, Class I, 7.500%, 04/15/23	288
930		Series 1498, Class I, VAR, 1.400%, 04/15/23	930
1,152		Series 1502, Class PX, 7.000%, 04/15/23	1,211
153		Series 1505, Class Q, 7.000%, 05/15/23	167
652		Series 1518, Class G, IF, 8.839%, 05/15/23	667
121		Series 1541, Class M, HB, IF, 22.479%, 07/15/23	170
579		Series 1541, Class O, VAR, 2.790%, 07/15/23	582
32		Series 1570, Class F, VAR, 2.772%, 08/15/23	32
1,171		Series 1573, Class PZ, 7.000%, 09/15/23	1,282
687		Series 1591, Class PV, 6.250%, 10/15/23	746
64		Series 1595, Class D, 7.000%, 10/15/13	70
202		Series 1596, Class D, 6.500%, 10/15/13	204
51		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	84
390		Series 1607, Class H, 6.250%, 10/15/13	395
42		Series 1607, Class SA, HB, IF, 20.142%, 10/15/13	50
4,029		Series 1608, Class L, 6.500%, 09/15/23	4,410
1,796		Series 1609, Class LG, IF, 16.792%, 11/15/23	2,163
205		Series 1611, Class JA, VAR, 1.625%, 08/15/23	207
191		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	200
1,404		Series 1642, Class PJ, 6.000%, 11/15/23	1,510
596		Series 1658, Class GZ, 7.000%, 01/15/24	644
16		Series 1671, Class L, 7.000%, 02/15/24	17
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
24		Series 1686, Class SH, IF, 18.675%, 02/15/24	34
497		Series 1695, Class EB, 7.000%, 03/15/24	549
95		Series 1699, Class FC, VAR, 0.850%, 03/15/24	95
548		Series 1700, Class GA, PO, 02/15/24	497
2,736		Series 1706, Class K, 7.000%, 03/15/24	2,986
43		Series 1709, Class FA, VAR, 2.580%, 03/15/24	43
1,500		Series 1720, Class PL, 7.500%, 04/15/24	1,621
2,072		Series 1737, Class L, 6.000%, 06/15/24	2,257
210		Series 1745, Class D, 7.500%, 08/15/24	230
1,473		Series 1798, Class F, 5.000%, 05/15/23	1,528
30		Series 1807, Class G, 9.000%, 10/15/20	32
328		Series 1829, Class ZB, 6.500%, 03/15/26	359
44		Series 1844, Class E, 6.500%, 10/15/13	47
2,119		Series 1863, Class Z, 6.500%, 07/15/26	2,288
58		Series 1865, Class D, PO, 02/15/24	37
209		Series 1890, Class H, 7.500%, 09/15/26	228
569		Series 1899, Class ZE, 8.000%, 09/15/26	630
1,221		Series 1927, Class PH, 7.500%, 01/15/27	1,316
1,448		Series 1927, Class ZA, 6.500%, 01/15/27	1,542
35		Series 1935, Class FL, VAR, 0.950%, 02/15/27	35
450		Series 1963, Class Z, 7.500%, 01/15/27	455
70		Series 1970, Class PG, 7.250%, 07/15/27	80
1,229		Series 1981, Class Z, 6.000%, 05/15/27	1,331
766		Series 1983, Class Z, 6.500%, 12/15/23	827
492		Series 1987, Class PE, 7.500%, 09/15/27	544
691		Series 2019, Class Z, 6.500%, 12/15/27	762
488		Series 2025, Class PE, 6.300%, 01/15/13	488
2,664		Series 2033, Class J, 5.600%, 06/15/23	2,663
327		Series 2033, Class SN, HB, IF, 25.719%, 03/15/24	203
887		Series 2038, Class PN, IO, 7.000%, 03/15/28	150
2,314		Series 2040, Class PE, 7.500%, 03/15/28	2,326
919		Series 2054, Class PV, 7.500%, 05/15/28	999
366		Series 2055, Class OE, 6.500%, 05/15/13	382
374		Series 2056, Class TD, 6.500%, 05/15/18	407
1,516		Series 2063, Class PG, 6.500%, 06/15/28	1,614
223		Series 2064, Class TE, 7.000%, 06/15/28	239
1,008		Series 2070, Class C, 6.000%, 07/15/28	1,082
3,049		Series 2075, Class PH, 6.500%, 08/15/28	3,295
3,263		Series 2075, Class PM, 6.250%, 08/15/28	3,526
1,080		Series 2086, Class GB, 6.000%, 09/15/28	1,166
1,039		Series 2089, Class PJ, IO, 7.000%, 10/15/28	188
3,448		Series 2095, Class PE, 6.000%, 11/15/28	3,752
1,091		Series 2102, Class TC, 6.000%, 12/15/13	1,162
600		Series 2102, Class TU, 6.000%, 12/15/13	639
4,681		Series 2106, Class ZD, 6.000%, 12/15/28	5,031
9,290		Series 2110, Class PG, 6.000%, 01/15/29	10,112
2,438		Series 2115, Class PE, 6.000%, 01/15/14	2,587
1,944		Series 2125, Class JZ, 6.000%, 02/15/29	2,100
2,710		Series 2126, Class CB, 6.250%, 02/15/29	3,000
216		Series 2132, Class SB, HB, IF, 29.495%, 03/15/29	316
153		Series 2134, Class PI, IO, 6.500%, 03/15/19	20
67		Series 2135, Class UK, IO, 6.500%, 03/15/14	5
109		Series 2141, Class IO, IO, 7.000%, 04/15/29	20
354		Series 2163, Class PC, IO, 7.500%, 06/15/29	69
4,234		Series 2169, Class TB, 7.000%, 06/15/29	4,679
2,198		Series 2172, Class QC, 7.000%, 07/15/29	2,419
1,409		Series 2176, Class OJ, 7.000%, 08/15/29	1,495
71		Series 2189, Class SA, IF, 17.899%, 02/15/28	75
7		Series 2196, Class TL, 7.500%, 11/15/29	7
1,098		Series 2201, Class C, 8.000%, 11/15/29	1,215
3,300		Series 2208, Class PG, 7.000%, 01/15/30	3,614
550		Series 2209, Class TC, 8.000%, 01/15/30	589
1,628		Series 2210, Class Z, 8.000%, 01/15/30	1,751
487		Series 2224, Class CB, 8.000%, 03/15/30	534
604		Series 2230, Class Z, 8.000%, 04/15/30	662
471		Series 2234, Class PZ, 7.500%, 05/15/30	518
377		Series 2247, Class Z, 7.500%, 08/15/30	435
1,027		Series 2256, Class MC, 7.250%, 09/15/30	1,124
1,855		Series 2259, Class ZM, 7.000%, 10/15/30	2,032
41		Series 2261, Class ZY, 7.500%, 10/15/30	43
144		Series 2262, Class Z, 7.500%, 10/15/30	153
1,700		Series 2271, Class PC, 7.250%, 12/15/30	1,731
2,982		Series 2283, Class K, 6.500%, 12/15/23	3,296
967		Series 2296, Class PD, 7.000%, 03/15/31	1,035
7,913		Series 2301, Class PA, 6.000%, 10/15/13	8,369
362		Series 2306, Class K, PO, 05/15/24	322
867		Series 2306, Class SE, IF, IO, 7.170%, 05/15/24	160
674		Series 2313, Class LA, 6.500%, 05/15/31	735
1,501		Series 2325, Class PM, 7.000%, 06/15/31	1,677
2,717		Series 2332, Class ZH, 7.000%, 07/15/31	2,987
288		Series 2333, Class HC, 6.000%, 07/15/31	304
3,495		Series 2344, Class QG, 6.000%, 08/15/16	3,762
14,597		Series 2344, Class ZD, 6.500%, 08/15/31	15,970
1,488		Series 2344, Class ZJ, 6.500%, 08/15/31	1,628
1,206		Series 2345, Class NE, 6.500%, 08/15/31	1,304
1,669		Series 2345, Class PQ, 6.500%, 08/15/16	1,807
574		Series 2347, Class VP, 6.500%, 03/15/20	614
1,869		Series 2351, Class PZ, 6.500%, 08/15/31	2,041
4,431		Series 2353, Class TD, 6.000%, 09/15/16	4,788
1,382		Series 2355, Class BP, 6.000%, 09/15/16	1,493
440		Series 2359, Class PM, 6.000%, 09/15/16	473
2,339		Series 2359, Class ZB, 8.500%, 06/15/31	2,667
2,343		Series 2360, Class PG, 6.000%, 09/15/16	2,495
412		Series 2363, Class PF, 6.000%, 09/15/16	441
1,253		Series 2366, Class MD, 6.000%, 10/15/16	1,341
1,329		Series 2367, Class ME, 6.500%, 10/15/31	1,448
1,529		Series 2388, Class FB, VAR, 0.839%, 01/15/29	1,525
3,840		Series 2391, Class QR, 5.500%, 12/15/16	4,110
1,473		Series 2391, Class VQ, 6.000%, 10/15/12	1,528
1,014		Series 2394, Class MC, 6.000%, 12/15/16	1,095
1,635		Series 2399, Class OH, 6.500%, 01/15/32	1,788
2,584		Series 2399, Class TH, 6.500%, 01/15/32	2,826
2,929		Series 2410, Class NG, 6.500%, 02/15/32	3,208
1,445		Series 2410, Class OE, 6.375%, 02/15/32	1,587
3,688		Series 2410, Class QS, IF, 18.879%, 02/15/32	4,370
903		Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	154
3,625		Series 2412, Class SP, IF, 15.622%, 02/15/32	4,220
3,270		Series 2420, Class XK, 6.500%, 02/15/32	3,574
1,732		Series 2423, Class MC, 7.000%, 03/15/32	1,912
2,134		Series 2423, Class MT, 7.000%, 03/15/32	2,356
2,843		Series 2423, Class TB, 6.500%, 03/15/32	3,112
953		Series 2425, Class OB, 6.000%, 03/15/17	1,033
3,360		Series 2430, Class WF, 6.500%, 03/15/32	3,691
4,591		Series 2434, Class TC, 7.000%, 04/15/32	5,091
9,245		Series 2434, Class ZA, 6.500%, 04/15/32	10,117
1,797		Series 2435, Class CJ, 6.500%, 04/15/32	2,022
4,395		Series 2435, Class VH, 6.000%, 07/15/19	4,648
1,847		Series 2436, Class MC, 7.000%, 04/15/32	2,051
1,010		Series 2441, Class GF, 6.500%, 04/15/32	1,114
2,124		Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	281
1,729		Series 2450, Class GZ, 7.000%, 05/15/32	1,893
1,385		Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	172
3,636		Series 2455, Class GK, 6.500%, 05/15/32	3,993
764		Series 2458, Class QE, 5.500%, 06/15/17	818
2,764		Series 2458, Class ZM, 6.500%, 06/15/32	3,045
5,021		Series 2460, Class VZ, 6.000%, 11/15/29	5,139
3,261		Series 2463, Class CE, 6.000%, 06/15/17	3,528
2,750		Series 2466, Class DH, 6.500%, 06/15/32	3,014
5,259		Series 2466, Class PG, 6.500%, 04/15/32	5,599
1,400		Series 2466, Class PH, 6.500%, 06/15/32	1,573
3,246		Series 2474, Class NR, 6.500%, 07/15/32	3,565
8,618		Series 2475, Class S, IF, IO, 7.761%, 02/15/32	1,012
376		Series 2480, Class PV, 6.000%, 07/15/11	390
4,755		Series 2484, Class LZ, 6.500%, 07/15/32	5,266
523		Series 2488, Class WS, IF, 16.195%, 08/15/17	619
5,753		Series 2500, Class MC, 6.000%, 09/15/32	6,324
1,229		Series 2508, Class AQ, 5.500%, 10/15/17	1,319
4,073		Series 2512, Class PG, 5.500%, 10/15/22	4,453
1,561		Series 2513, Class YO, PO, 02/15/32	1,546
4,454		Series 2515, Class DE, 4.000%, 03/15/32	4,591
2,555		Series 2515, Class MG, 4.000%, 09/15/17	2,663
1,406		Series 2518, Class PX, 5.500%, 09/15/13	1,503
323		Series 2519, Class BT, 8.500%, 09/15/31	338
126		Series 2521, Class PU, 5.500%, 05/15/10	127
2,225		Series 2527, Class VU, 5.500%, 10/15/13	2,239
2,743		Series 2535, Class BK, 5.500%, 12/15/22	2,969
5,035		Series 2537, Class TE, 5.500%, 12/15/17	5,432
395		Series 2541, Class GX, 5.500%, 02/15/17	400
2,000		Series 2543, Class LX, 5.000%, 12/15/17	2,140
5,462		Series 2543, Class YX, 6.000%, 12/15/32	5,991
3,640		Series 2544, Class HC, 6.000%, 12/15/32	4,006
3,516		Series 2549, Class ZG, 5.000%, 01/15/18	3,456
3,763		Series 2552, Class ME, 6.000%, 01/15/33	4,141
1,640		Series 2565, Class MB, 6.000%, 05/15/30	1,684
1,904		Series 2567, Class QD, 6.000%, 02/15/33	2,092
2,706		Series 2571, Class FY, VAR, 0.989%, 12/15/32	2,703
491		Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	795
1,596		Series 2571, Class SY, IF, 18.027%, 12/15/32	2,030
2,580		Series 2574, Class HP, 5.000%, 02/15/18	2,772
8,791		Series 2575, Class ME, 6.000%, 02/15/33	9,648
1,416		Series 2586, Class HD, 5.500%, 03/15/23	1,506
2,422		Series 2586, Class WI, IO, 6.500%, 03/15/33	393
3,060		Series 2591, Class WI, IO, 5.500%, 02/15/30	104
1,777		Series 2594, Class VA, 6.000%, 03/15/14	1,784
766		Series 2594, Class VP, 6.000%, 02/15/14	769
6,860		Series 2594, Class VQ, 6.000%, 08/15/20	7,210
1,420		Series 2595, Class HC, 5.500%, 04/15/23	1,515
2,051		Series 2596, Class QG, 6.000%, 03/15/33	2,200
2,838		Series 2597, Class AD, 6.500%, 03/15/32	2,919
3,790		Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	183
7,557		Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	377
9,424		Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	529
8,321		Series 2611, Class SH, IF, IO, 7.411%, 10/15/21	489
1,680		Series 2611, Class UH, 4.500%, 05/15/18	1,789
3,835		Series 2617, Class GR, 4.500%, 05/15/18	4,089
299		Series 2619, Class HR, 3.500%, 11/15/31	304
1,495		Series 2619, Class IM, IO, 5.000%, 10/15/21	71
401		Series 2624, Class IU, IO, 5.000%, 06/15/33	27
8,966		Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	940
681		Series 2627, Class SP, IF, 13.141%, 06/15/33	675
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,035
3,354		Series 2629, Class BY, IO, 4.500%, 03/15/18	271
6,974		Series 2630, Class S, IF, IO, 6.911%, 01/15/17	352
8,558		Series 2631, Class LC, 4.500%, 06/15/18	9,128
12,340		Series 2631, Class SA, IF, 14.412%, 06/15/33	13,941
22,014		Series 2636, Class Z, 4.500%, 06/15/18	23,320
2,410		Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	216
920		Series 2638, Class DS, IF, 8.361%, 07/15/23	854
2,235		Series 2638, Class SA, IF, IO, 6.861%, 11/15/16	101
1,232		Series 2640, Class UG, IO, 5.000%, 01/15/32	183
10,821		Series 2640, Class UP, IO, 5.000%, 01/15/32	883
557		Series 2640, Class UR, IO, 4.500%, 08/15/17	16
798		Series 2640, Class VE, 3.250%, 07/15/22	805
1,602		Series 2642, Class SL, IF, 6.678%, 07/15/33	1,498
553		Series 2643, Class HI, IO, 4.500%, 12/15/16	15
595		Series 2646, Class SH, IF, 13.391%, 07/15/33	594
3,933		Series 2649, Class QE, 4.500%, 08/15/17	4,141
1,150		Series 2650, Class PO, PO, 12/15/32	1,050
5,401		Series 2650, Class SO, PO, 12/15/32	4,925
22,454		Series 2651, Class VZ, 4.500%, 07/15/18	23,804
3,232		Series 2655, Class EO, PO, 02/15/33	2,970
2,052		Series 2656, Class SH, HB, IF, 20.884%, 02/15/25	2,163
4,000		Series 2658, Class PE, 4.500%, 11/15/16	4,187
562		Series 2663, Class EO, PO, 08/15/33	462
2,429		Series 2667, Class SW, IF, 6.570%, 01/15/18	2,318
4,370		Series 2668, Class S, IF, 11.522%, 09/15/33	4,287
4,566		Series 2668, Class SB, IF, 6.988%, 10/15/15	4,643
3,610		Series 2671, Class S, IF, 14.321%, 09/15/33	4,055
3,598		Series 2672, Class ME, 5.000%, 11/15/22	3,844
811		Series 2672, Class SJ, IF, 6.943%, 09/15/16	817
11,345		Series 2675, Class CK, 4.000%, 09/15/18	11,825
1,795		Series 2676, Class TS, IF, 15.755%, 01/15/32	1,911
4,998		Series 2682, Class YS, IF, 8.635%, 10/15/33	4,703
190		Series 2683, Class VA, 5.500%, 02/15/21	196
18,000		Series 2684, Class PO, PO, 01/15/33	15,056
300		Series 2684, Class SN, HB, IF, 27.056%, 10/15/33	352
5,437		Series 2684, Class TO, PO, 10/15/33	4,238
1,416		Series 2686, Class GB, 5.000%, 05/15/20	1,470
2,899		Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	185
18,552		Series 2690, Class SJ, IF, 8.792%, 10/15/33	17,538
2,274		Series 2691, Class SM, IF, 8.792%, 10/15/33	2,151
3,105		Series 2691, Class WS, IF, 8.642%, 10/15/33	2,922
2,681		Series 2692, Class SC, IF, 12.809%, 07/15/33	2,825
1,617		Series 2694, Class SQ, IF, 8.635%, 10/15/33	1,542
2,000		Series 2695, Class DE, 4.000%, 01/15/17	2,090
772		Series 2696, Class CO, PO, 10/15/18	676
687		Series 2696, Class SM, IF, 13.723%, 12/15/26	718
1,501		Series 2697, Class LE, 4.500%, 11/15/20	1,549
5,473		Series 2698, Class SV, IF, 8.642%, 11/15/33	5,146
7,450		Series 2700, Class S, IF, 8.642%, 11/15/33	6,983
1,791		Series 2702, Class PC, 5.000%, 01/15/23	1,909
2,455		Series 2705, Class SC, IF, 8.642%, 11/15/33	2,313
3,935		Series 2705, Class SD, IF, 8.693%, 11/15/33	3,518
7,400		Series 2707, Class QE, 4.500%, 11/15/18	7,889
2,240		Series 2715, Class OG, 5.000%, 01/15/23	2,403
4,480		Series 2716, Class UN, 4.500%, 12/15/23	4,699
2,240		Series 2720, Class PC, 5.000%, 12/15/23	2,400
17,303		Series 2727, Class BS, IF, 8.717%, 01/15/34	16,040
489		Series 2727, Class PO, PO, 01/15/34	365
10,505		Series 2733, Class SB, IF, 7.795%, 10/15/33	8,437
1,437		Series 2739, Class S, IF, 11.522%, 01/15/34	1,410
1,251		Series 2743, Class HC, 4.500%, 12/15/15	1,276
2,150		Series 2743, Class HD, 4.500%, 08/15/17	2,266
5,000		Series 2743, Class HE, 4.500%, 02/15/19	5,318
2,597		Series 2744, Class FE, VAR, 0.000%, 02/15/34	2,526
1,051		Series 2744, Class PD, 5.500%, 08/15/33	1,093
2,535		Series 2744, Class PE, 5.500%, 02/15/34	2,799
6,422		Series 2744, Class TU, 5.500%, 05/15/32	6,643
4,507		Series 2748, Class KO, PO, 10/15/23	4,213
1,027		Series 2750, Class PO, PO, 06/15/30	996
2,720		Series 2752, Class PD, 5.000%, 03/15/26	2,787
1,850		Series 2753, Class S, IF, 11.522%, 02/15/34	1,800
2,598		Series 2755, Class PA, PO, 02/15/29	2,527
3,177		Series 2755, Class SA, IF, 13.723%, 05/15/30	3,406
3,857		Series 2758, Class AO, PO, 03/15/19	3,467
1,611		Series 2762, Class LO, PO, 03/15/34	1,302
1,267		Series 2764, Class UC, 5.000%, 05/15/27	1,310
1,348		Series 2766, Class SX, IF, 15.770%, 03/15/34	1,355
1,281		Series 2769, Class PO, PO, 03/15/34	1,181
675		Series 2771, Class FG, VAR, 0.000%, 03/15/34	585
5,598		Series 2776, Class SK, IF, 8.717%, 04/15/34	5,326
429		Series 2777, Class SX, IF, 11.844%, 04/15/34	423
692		Series 2778, Class BS, IF, 15.153%, 04/15/34	702
5,844		Series 2778, Class US, IF, IO, 6.961%, 06/15/33	395
1,055		Series 2780, Class JG, 4.500%, 04/15/19	1,099
1,000		Series 2780, Class SY, IF, 15.975%, 11/15/33	1,211
5,672		Series 2802, Class OH, 6.000%, 05/15/34	6,232
2,000		Series 2809, Class UB, 4.000%, 09/15/17	2,071
2,000		Series 2809, Class UC, 4.000%, 06/15/19	2,072
1,793		Series 2812, Class AB, 4.500%, 10/15/18	1,877
840		Series 2812, Class EL, 7.500%, 02/15/27	861
295		Series 2827, Class SQ, IF, 7.500%, 01/15/19	298
5,719		Series 2833, Class KO, PO, 08/15/34	4,916
841		Series 2835, Class QO, PO, 12/15/32	757
274		Series 2836, Class SG, IF, 11.852%, 05/15/34	276
473		Series 2838, Class FQ, VAR, 0.689%, 08/15/34	474
970		Series 2840, Class JO, PO, 06/15/23	911
1,111		Series 2841, Class YA, 5.500%, 07/15/27	1,124
1,476		Series 2863, Class JA, 4.500%, 09/15/19	1,511
2,000		Series 2864, Class GB, 4.000%, 09/15/19	2,079
6,601		Series 2865, Class GO, PO, 10/15/33	5,573
2,930		Series 2872, Class JD, 4.500%, 01/15/16	2,987
1,107		Series 2890, Class DO, PO, 11/15/34	946
8		Series 2911, Class BU, 5.000%, 09/15/23	8
4,356		Series 2925, Class MW, VAR, 0.000%, 01/15/35	4,267
2,522		Series 2929, Class MS, HB, IF, 27.109%, 02/15/35	3,203
21,316		Series 2934, Class EC, PO, 02/15/20	19,965
1,830		Series 2934, Class EN, PO, 02/15/18	1,788
6,349		Series 2934, Class HI, IO, 5.000%, 02/15/20	628
4,413		Series 2934, Class KI, IO, 5.000%, 02/15/20	410
2,598		Series 2945, Class SA, IF, 11.864%, 03/15/20	2,925
2,319		Series 2965, Class GD, 4.500%, 04/15/20	2,471
2,377		Series 2967, Class S, HB, IF, 32.512%, 04/15/25	3,330
788		Series 2975, Class KO, PO, 05/15/35	735
5,838		Series 2981, Class FA, VAR, 0.639%, 05/15/35	5,665
4,946		Series 2988, Class AF, VAR, 0.539%, 06/15/35	4,798
2,435		Series 2988, Class GS, IF, 16.028%, 06/15/35	2,615
222		Series 2988, Class SD, IF, 15.903%, 03/15/35	234
1,332		Series 2989, Class PO, PO, 06/15/23	1,253
1,772		Series 2990, Class GO, PO, 02/15/35	1,390
6,366		Series 2990, Class LK, VAR, 0.609%, 10/15/34	6,313
5,168		Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	6,817
3,149		Series 2990, Class WP, IF, 16.412%, 06/15/35	3,722
5,000		Series 2992, Class LB, 5.000%, 06/15/20	5,368
2,281		Series 2996, Class SL, IF, 15.171%, 06/15/35	2,388
6,000		Series 2999, Class NC, 4.500%, 12/15/18	6,320
4,500		Series 2999, Class ND, 4.500%, 07/15/20	4,762
960		Series 3007, Class AI, IO, 5.500%, 07/15/24	84
508		Series 3014, Class OD, PO, 08/15/35	444
1,717		Series 3022, Class GF, VAR, 0.539%, 08/15/35	1,722
823		Series 3022, Class OH, PO, 08/15/35	769
1,092		Series 3022, Class SX, IF, 16.278%, 08/15/25	1,321
2,394		Series 3029, Class SO, PO, 09/15/35	2,069
527		Series 3034, Class FB, VAR, 0.000%, 09/15/35	496
885		Series 3044, Class GU, VAR, 0.000%, 10/15/35	846
634		Series 3044, Class VO, PO, 10/15/35	563
3,803		Series 3047, Class OB, 5.500%, 12/15/33	4,072
26,527		Series 3049, Class XF, VAR, 0.589%, 05/15/33	25,903
2,500		Series 3051, Class DP, HB, IF, 26.977%, 10/15/25	3,338
646		Series 3058, Class YO, PO, 10/15/35	543
2,500		Series 3064, Class OB, 5.500%, 07/15/29	2,643
2,030		Series 3064, Class SG, IF, 19.204%, 11/15/35	2,503
8,188		Series 3065, Class DF, VAR, 0.619%, 04/15/35	8,036
2,724		Series 3066, Class FH, VAR, 1.244%, 01/15/34	2,666
1,452		Series 3068, Class AO, PO, 01/15/35	1,401
880		Series 3081, Class CT, 5.500%, 04/15/24	887
3,804		Series 3100, Class MA, VAR, 4.577%, 12/15/35 (i)	3,760
1,095		Series 3102, Class HS, HB, IF, 23.691%, 01/15/36	1,485
11,762		Series 3117, Class AO, PO, 02/15/36	10,596
2,434		Series 3117, Class EO, PO, 02/15/36	2,195
2,538		Series 3117, Class OK, PO, 02/15/36	2,199
7,179		Series 3122, Class OH, PO, 03/15/36	6,501
6,723		Series 3122, Class OP, PO, 03/15/36	6,062
114		Series 3122, Class ZB, 6.000%, 03/15/36	115
920		Series 3134, Class PO, PO, 03/15/36	808
5,459		Series 3138, Class PO, PO, 04/15/36	4,778
13,405		Series 3147, Class PO, PO, 04/15/36	12,088
1,169		Series 3149, Class SO, PO, 05/15/36	1,042
805		Series 3158, Class LX, VAR, 0.000%, 05/15/36	795
3,000		Series 3162, Class OB, 6.000%, 11/15/30	3,222
103		Series 3164, Class CF, VAR, 0.000%, 04/15/33	103
9,249		Series 3171, Class MO, PO, 06/15/36	8,305
1,180		Series 3174, Class CA, 5.500%, 02/15/26	1,210
1,491		Series 3174, Class PX, 5.000%, 06/15/17	1,620
4,556		Series 3179, Class OA, PO, 07/15/36	4,134
3,413		Series 3181, Class AZ, 6.500%, 07/15/36	3,774
10,809		Series 3184, Class OA, PO, 02/15/33	10,440
2,534		Series 3186, Class MT, IF, 4.639%, 07/15/36	2,357
6,595		Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	696
7,030		Series 3195, Class PD, 6.500%, 07/15/36	7,845
39,534		Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	4,218
1,865		Series 3213, Class OA, PO, 09/15/36	1,635
1,800		Series 3218, Class AO, PO, 09/15/36	1,641
16,490		Series 3219, Class DI, IO, 6.000%, 04/15/36	2,318
4,149		Series 3225, Class EO, PO, 10/15/36	3,635
8,974		Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	892
1,722		Series 3233, Class OP, PO, 05/15/36	1,554
1,662		Series 3234, Class MA, 4.500%, 03/15/28	1,718
745		Series 3245, Class MO, PO, 11/15/36	678
1,181		Series 3253, Class A, 5.000%, 08/15/20	1,247
33,757		Series 3253, Class PO, PO, 12/15/21	31,921
1,273		Series 3256, Class KF, VAR, 12/15/36	1,244
1,899		Series 3256, Class PO, PO, 12/15/36	1,673
4,622		Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	411
1,776		Series 3261, Class OA, PO, 01/15/37	1,575
1,863		Series 3263, Class TP, VAR, 08/15/35	1,821
1,279		Series 3263, Class WE, VAR, 08/15/35	1,231
337		Series 3269, Class WF, VAR, 0.000%, 01/15/37	333
2,690		Series 3274, Class JO, PO, 02/15/37	2,277
8,647		Series 3275, Class FL, VAR, 0.679%, 02/15/37	8,473
5,608		Series 3286, Class PO, PO, 03/15/37	4,848
8,244		Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	700
5,000		Series 3299, Class KB, 5.000%, 08/15/29	5,213
3,000		Series 3302, Class UT, 6.000%, 04/15/37	3,303
6,378		Series 3305, Class MG, IF, 2.459%, 07/15/34	5,242
702		Series 3318, Class AO, PO, 05/15/37	615
425		Series 3320, Class TF, VAR, 0.000%, 10/15/36	397
3,500		Series 3329, Class WK, 6.000%, 12/15/31	3,781
3,313		Series 3331, Class PO, PO, 06/15/37	2,850
4,000		Series 3334, Class MC, 5.000%, 04/15/33	4,209
6,808		Series 3344, Class SL, IF, IO, 6.361%, 07/15/37	639
3,170		Series 3356, Class PA, 6.000%, 11/15/26	3,261
2,000		Series 3361, Class EF, VAR, 0.839%, 08/15/35	1,928
3,780		Series 3369, Class VA, 6.000%, 07/15/18	4,128
2,167		Series 3371, Class FA, VAR, 0.839%, 09/15/37	2,143
26,537		Series 3383, Class SA, IF, IO, 6.211%, 11/15/37	2,335
37,925		Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	3,820
7,524		Series 3398, Class PO, PO, 01/15/36	6,871
37,310		Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	3,563
20,181		Series 3424, Class PI, IF, IO, 6.561%, 04/15/38	2,170
36,148		Series 3430, Class AI, IO, 1.417%, 09/15/12	757
71,405		Series 3437, Class AI, IO, 1.335%, 09/15/11	770
767		Series 3443, Class SY, IF, 9.000%, 03/15/37	745
12,977		Series 3455, Class SE, IF, IO, 5.961%, 06/15/38	1,313
20,469		Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	1,895
7,500		Series 3493, Class LA, 4.000%, 10/15/23	7,676
34,212		Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	3,029
33,126		Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	2,907
10,126		Series 3546, Class A, VAR, 6.116%, 02/15/39	10,665
		Federal Home Loan Mortgage Corp. STRIPS,
9		Series 134, Class B, IO, 9.000%, 04/01/22	2
18,773		Series 233, Class 11, IO, 5.000%, 09/15/35	2,852
15,408		Series 233, Class 12, IO, 5.000%, 09/15/35	2,389
29,783		Series 233, Class 13, IO, 5.000%, 09/15/35	4,538
9,546		Series 243, Class 16, IO, 4.500%, 11/15/20	913
5,957		Series 243, Class 17, IO, 4.500%, 12/15/20	525
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,460		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	1,644
6,304		Series T-42, Class A5, 7.500%, 02/25/42	7,098
4,409		Series T-48, Class 1A, VAR, 7.017%, 07/25/33	4,877
962		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	1,083
5,923		Series T-54, Class 2A, 6.500%, 02/25/43	6,460
2,060		Series T-54, Class 3A, 7.000%, 02/25/43	2,287
1,724		Series T-57, Class 1A3, 7.500%, 07/25/43	1,941
640		Series T-57, Class 1AP, PO, 07/25/43	591
8,285		Series T-58, Class 4A, 7.500%, 09/25/43	9,391
766		Series T-58, Class APO, PO, 09/25/43	693
8,065		Series T-59, Class 1A2, 7.000%, 10/25/43	8,992
895		Series T-59, Class 1AP, PO, 10/25/43	805
		Federal National Mortgage Association Grantor Trust,
4,002		Series 2001-T10, Class A2, 7.500%, 12/25/41	4,520
3,348		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,781
1,756		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,917
8,891		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	10,041
12,789		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	13,942
4,660		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	5,187
		Federal National Mortgage Association REMICS,
29		Series 1988-7, Class Z, 9.250%, 04/25/18	32
129		Series 1989-70, Class G, 8.000%, 10/25/19	143
52		Series 1989-78, Class H, 9.400%, 11/25/19	60
55		Series 1989-83, Class H, 8.500%, 11/25/19	62
56		Series 1989-89, Class H, 9.000%, 11/25/19	61
34		Series 1990-1, Class D, 8.800%, 01/25/20	39
13		Series 1990-7, Class B, 8.500%, 01/25/20	15
17		Series 1990-60, Class K, 5.500%, 06/25/20	18
24		Series 1990-63, Class H, 9.500%, 06/25/20	28
21		Series 1990-93, Class G, 5.500%, 08/25/20	22
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	4
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	9
118		Series 1990-102, Class J, 6.500%, 08/25/20	129
110		Series 1990-120, Class H, 9.000%, 10/25/20	127
12		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	18
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	9
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	2
32		Series 1991-24, Class Z, 5.000%, 03/25/21	34
39		Series 1991-42, Class S, IF, 17.237%, 05/25/21	49
9		Series 1992-38, Class Z, 7.500%, 02/25/22	9
6		Series 1992-101, Class J, 7.500%, 06/25/22	6
920		Series 1992-117, Class MA, 8.000%, 07/25/22	1,009
159		Series 1992-136, Class PK, 6.000%, 08/25/22	175
165		Series 1992-143, Class MA, 5.500%, 09/25/22	180
1,102		Series 1992-150, Class M, 8.000%, 09/25/22	1,223
347		Series 1992-163, Class M, 7.750%, 09/25/22	397
536		Series 1992-188, Class PZ, 7.500%, 10/25/22	589
251		Series 1993-21, Class KA, 7.700%, 03/25/23	287
612		Series 1993-25, Class J, 7.500%, 03/25/23	697
98		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	116
1,655		Series 1993-37, Class PX, 7.000%, 03/25/23	1,857
563		Series 1993-54, Class Z, 7.000%, 04/25/23	632
6,028		Series 1993-56, Class PZ, 7.000%, 05/25/23	6,620
271		Series 1993-62, Class SA, IF, 17.565%, 04/25/23	366
3,498		Series 1993-99, Class Z, 7.000%, 07/25/23	3,841
152		Series 1993-122, Class M, 6.500%, 07/25/23	169
3,092		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	3,409
4,719		Series 1993-141, Class Z, 7.000%, 08/25/23	5,182
137		Series 1993-165, Class SD, IF, 12.158%, 09/25/23	157
170		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	186
237		Series 1993-167, Class GA, 7.000%, 09/25/23	247
245		Series 1993-178, Class PK, 6.500%, 09/25/23	272
115		Series 1993-179, Class SB, HB, IF, 24.185%, 10/25/23	177
77		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	79
3,988		Series 1993-183, Class KA, 6.500%, 10/25/23	4,463
1,885		Series 1993-189, Class PL, 6.500%, 10/25/23	2,093
404		Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	403
219		Series 1993-205, Class H, PO, 09/25/23	194
355		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	404
211		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	267
311		Series 1993-225, Class UB, 6.500%, 12/25/23	334
80		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	80
337		Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	338
411		Series 1993-247, Class SA, HB, IF, 25.377%, 12/25/23	629
156		Series 1993-247, Class SU, IF, 11.678%, 12/25/23	178
1,374		Series 1993-250, Class Z, 7.000%, 12/25/23	1,484
2,763		Series 1993-257, Class C, PO, 06/25/23	2,594
24		Series 1994-9, Class E, PO, 11/25/23	21
1,317		Series 1994-37, Class L, 6.500%, 03/25/24	1,435
6,427		Series 1994-40, Class Z, 6.500%, 03/25/24	7,118
4,422		Series 1994-63, Class PK, 7.000%, 04/25/24	4,937
186		Series 1995-2, Class Z, 8.500%, 01/25/25	208
373		Series 1995-19, Class Z, 6.500%, 11/25/23	406
2,453		Series 1996-14, Class SE, IF, IO, 7.320%, 08/25/23	451
99		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	98
1,864		Series 1996-48, Class Z, 7.000%, 11/25/26	2,060
224		Series 1996-59, Class J, 6.500%, 08/25/22	249
497		Series 1996-59, Class K, 6.500%, 07/25/23	523
503		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	12
1,754		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	58
335		Series 1997-27, Class J, 7.500%, 04/18/27	366
360		Series 1997-29, Class J, 7.500%, 04/20/27	406
1,300		Series 1997-32, Class PG, 6.500%, 04/25/27	1,408
1,429		Series 1997-39, Class PD, 7.500%, 05/20/27	1,605
429		Series 1997-42, Class EN, 7.250%, 07/18/27	458
140		Series 1997-42, Class ZC, 6.500%, 07/18/27	156
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
2,025		Series 1997-61, Class ZC, 7.000%, 02/25/23	2,208
584		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	108
92		Series 1998-4, Class C, PO, 04/25/23	83
1,747		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,911
455		Series 1998-43, Class SA, IF, IO, 15.277%, 04/25/23	159
721		Series 1998-66, Class SB, IF, IO, 7.914%, 12/25/28	115
389		Series 1999-17, Class C, 6.350%, 04/25/29	430
2,232		Series 1999-18, Class Z, 5.500%, 04/18/29	2,424
839		Series 1999-38, Class SK, IF, IO, 7.814%, 08/25/23	109
214		Series 1999-52, Class NS, HB, IF, 22.719%, 10/25/23	307
552		Series 1999-62, Class PB, 7.500%, 12/18/29	629
2,914		Series 2000-2, Class ZE, 7.500%, 02/25/30	3,326
810		Series 2000-20, Class SA, IF, IO, 8.864%, 07/25/30	191
136		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	25
1,257		Series 2001-4, Class PC, 7.000%, 03/25/21	1,411
1,058		Series 2001-5, Class OW, 6.000%, 03/25/16	1,122
500		Series 2001-7, Class PF, 7.000%, 03/25/31	559
2,434		Series 2001-7, Class PR, 6.000%, 03/25/16	2,602
2,540		Series 2001-10, Class PR, 6.000%, 04/25/16	2,708
1,365		Series 2001-30, Class PM, 7.000%, 07/25/31	1,526
959		Series 2001-31, Class VD, 6.000%, 05/25/31	986
3,736		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	539
2,521		Series 2001-36, Class DE, 7.000%, 08/25/31	2,811
2,891		Series 2001-44, Class MY, 7.000%, 09/25/31	3,230
805		Series 2001-44, Class PD, 7.000%, 09/25/31	898
595		Series 2001-44, Class PU, 7.000%, 09/25/31	663
7,232		Series 2001-48, Class Z, 6.500%, 09/25/21	8,037
881		Series 2001-49, Class Z, 6.500%, 09/25/31	972
410		Series 2001-52, Class KB, 6.500%, 10/25/31	452
259		Series 2001-52, Class XM, 6.500%, 11/25/10	264
1,462		Series 2001-52, Class XN, 6.500%, 11/25/15	1,587
5,000		Series 2001-60, Class PX, 6.000%, 11/25/31	5,486
1,756		Series 2001-60, Class QS, HB, IF, 23.674%, 09/25/31	2,381
4,509		Series 2001-61, Class Z, 7.000%, 11/25/31	5,038
1,660		Series 2001-71, Class MB, 6.000%, 12/25/16	1,796
2,719		Series 2001-71, Class QE, 6.000%, 12/25/16	2,940
353		Series 2001-72, Class SX, IF, 16.916%, 12/25/31	413
8,762		Series 2001-74, Class MB, 6.000%, 12/25/16	9,520
1,773		Series 2001-80, Class PE, 6.000%, 07/25/29	1,848
272		Series 2001-81, Class LO, PO, 01/25/32	249
2,090		Series 2002-1, Class G, 7.000%, 07/25/23	2,330
1,147		Series 2002-1, Class HC, 6.500%, 02/25/22	1,271
765		Series 2002-1, Class SA, HB, IF, 24.421%, 02/25/32	1,042
337		Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	480
2,268		Series 2002-2, Class UC, 6.000%, 02/25/17	2,440
6,220		Series 2002-3, Class OG, 6.000%, 02/25/17	6,723
2,840		Series 2002-5, Class PK, 6.000%, 02/25/22	3,176
1,106		Series 2002-7, Class OG, 6.000%, 03/25/17	1,196
3,628		Series 2002-7, Class TG, 6.000%, 03/25/17	3,921
1,288		Series 2002-11, Class QG, 5.500%, 03/25/17	1,377
4,013		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	128
72		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	76
5,765		Series 2002-16, Class PG, 6.000%, 04/25/17	6,239
10,727		Series 2002-18, Class PC, 5.500%, 04/25/17	11,360
1,094		Series 2002-19, Class PE, 6.000%, 04/25/17	1,183
209		Series 2002-21, Class LO, PO, 04/25/32	187
2,722		Series 2002-21, Class PE, 6.500%, 04/25/32	2,983
3,275		Series 2002-24, Class AJ, 6.000%, 04/25/17	3,592
5,003		Series 2002-28, Class PK, 6.500%, 05/25/32	5,516
2,082		Series 2002-31, Class S, IF, 18.754%, 05/25/17	2,540
2,443		Series 2002-37, Class Z, 6.500%, 06/25/32	2,691
12,479		Series 2002-38, Class QE, 6.000%, 06/25/17	13,491
1,120		Series 2002-42, Class C, 6.000%, 07/25/17	1,233
5,601		Series 2002-48, Class GH, 6.500%, 11/25/32	6,163
5,000		Series 2002-54, Class PG, 6.000%, 09/25/22	5,515
900		Series 2002-55, Class QE, 5.500%, 09/25/17	962
12,195		Series 2002-56, Class UC, 5.500%, 09/25/17	13,073
4,525		Series 2002-57, Class AE, 5.500%, 09/25/17	4,845
1,212		Series 2002-63, Class KC, 5.000%, 10/25/17	1,288
1,135		Series 2002-71, Class AP, 5.000%, 11/25/32	1,212
9,500		Series 2002-71, Class KM, 5.000%, 11/25/17	10,127
2,300		Series 2002-74, Class LD, 5.000%, 01/25/16	2,312
429		Series 2002-74, Class PD, 5.000%, 11/25/15	429
851		Series 2002-74, Class VB, 6.000%, 11/25/31	852
1,595		Series 2002-77, Class S, IF, 14.051%, 12/25/32	1,781
2,699		Series 2002-83, Class CS, 6.881%, 08/25/23	3,005
1,743		Series 2002-84, Class VB, 5.500%, 04/25/15	1,882
1,560		Series 2002-90, Class A1, 6.500%, 06/25/42	1,703
479		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	32
25		Series 2002-93, Class PD, 3.500%, 02/25/29	25
6,216		Series 2002-94, Class BK, 5.500%, 01/25/18	6,772
383		Series 2003-8, Class SB, IF, IO, 7.414%, 03/25/16	4
2,062		Series 2003-9, Class NZ, 6.500%, 02/25/33	2,272
2,378		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	225
4,550		Series 2003-22, Class UD, 4.000%, 04/25/33	4,463
952		Series 2003-27, Class DW, 4.500%, 04/25/17	993
1,400		Series 2003-32, Class KC, 5.000%, 05/25/18	1,505
8,559		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,383
2,614		Series 2003-34, Class AX, 6.000%, 05/25/33	2,874
2,256		Series 2003-34, Class ED, 6.000%, 05/25/33	2,484
640		Series 2003-34, Class GB, 6.000%, 03/25/33	701
1,199		Series 2003-34, Class GE, 6.000%, 05/25/33	1,321
1,115		Series 2003-35, Class EA, PO, 05/25/33	918
1,057		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	140
1,960		Series 2003-39, Class LW, 5.500%, 05/25/23	2,097
2,800		Series 2003-41, Class PE, 5.500%, 05/25/23	3,071
1,092		Series 2003-42, Class GB, 4.000%, 05/25/33	1,129
7,177		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	399
2,715		Series 2003-47, Class PE, 5.750%, 06/25/33	2,943
1,813		Series 2003-52, Class SX, HB, IF, 22.242%, 10/25/31	2,203
593		Series 2003-60, Class NJ, 5.000%, 07/25/21	608
3,493		Series 2003-64, Class SX, IF, 13.141%, 07/25/33	3,543
438		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	3
254		Series 2003-65, Class ML, 4.000%, 07/25/33	253
525		Series 2003-67, Class VQ, 7.000%, 01/25/19	546
370		Series 2003-68, Class QP, 3.000%, 07/25/22	377
4,132		Series 2003-71, Class DS, IF, 7.142%, 08/25/33	3,731
23,044		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,712
7,283		Series 2003-73, Class HF, VAR, 0.686%, 01/25/31	7,230
697		Series 2003-74, Class SH, IF, 9.745%, 08/25/33	681
3,245		Series 2003-76, Class SH, IF, 13.728%, 09/25/31	3,531
13,257		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	1,275
1,580		Series 2003-81, Class LC, 4.500%, 09/25/18	1,685
2,000		Series 2003-82, Class VB, 5.500%, 08/25/33	2,164
8,876		Series 2003-83, Class PG, 5.000%, 06/25/23	9,443
1,865		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	2,011
5,929		Series 2003-91, Class XT, 4.500%, 12/25/17	6,060
1,278		Series 2003-92, Class GA, 4.500%, 09/25/18	1,321
435		Series 2003-92, Class SH, IF, 9.211%, 09/25/18	430
4,556		Series 2003-106, Class US, IF, 8.721%, 11/25/23	4,418
449		Series 2003-106, Class WS, IF, 9.275%, 02/25/23	445
423		Series 2003-113, Class PC, 4.000%, 03/25/15	428
9,339		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	1,253
8,161		Series 2003-117, Class JB, 3.500%, 06/25/33	8,246
2,240		Series 2003-122, Class TE, 5.000%, 12/25/22	2,398
1,294		Series 2003-124, Class SV, IF, 11.287%, 03/25/31	1,320
2,123		Series 2003-128, Class KE, 4.500%, 01/25/14	2,229
3,300		Series 2003-128, Class NG, 4.000%, 01/25/19	3,408
1,952		Series 2003-130, Class SX, IF, 11.166%, 01/25/34	2,101
1,817		Series 2003-131, Class SK, IF, 15.728%, 01/25/34	2,086
1,076		Series 2003-132, Class OA, PO, 08/25/33	960
1,115		Series 2004-1, Class DL, 4.500%, 02/25/18	1,126
5,895		Series 2004-3, Class BE, 4.000%, 02/25/19	6,098
5,693		Series 2004-4, Class QI, IF, IO, 6.864%, 06/25/33	621
4,234		Series 2004-4, Class QM, IF, 13.728%, 06/25/33	4,646
4,015		Series 2004-10, Class SC, HB, IF, 27.656%, 02/25/34	5,037
4,148		Series 2004-14, Class SD, IF, 8.721%, 03/25/34	3,978
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,034
2,711		Series 2004-21, Class CO, PO, 04/25/34	1,710
844		Series 2004-22, Class A, 4.000%, 04/25/19	851
3,275		Series 2004-25, Class PC, 5.500%, 01/25/34	3,561
6,680		Series 2004-25, Class SA, IF, 18.876%, 04/25/34	7,707
8,100		Series 2004-27, Class HB, 4.000%, 05/25/19	8,314
2,157		Series 2004-36, Class PC, 5.500%, 02/25/34	2,343
5,892		Series 2004-36, Class SA, IF, 18.876%, 05/25/34	6,699
2,097		Series 2004-36, Class SN, IF, 13.728%, 07/25/33	2,284
8,014		Series 2004-46, Class HS, IF, IO, 5.764%, 05/25/30	412
1,536		Series 2004-46, Class QB, HB, IF, 23.056%, 05/25/34	1,822
1,281		Series 2004-46, Class SK, IF, 15.851%, 05/25/34	1,355
1,808		Series 2004-51, Class SY, IF, 13.768%, 07/25/34	2,005
1,400		Series 2004-53, Class NC, 5.500%, 07/25/24	1,505
1,942		Series 2004-59, Class BG, PO, 12/25/32	1,726
4,162		Series 2004-61, Class CO, PO, 10/25/31	4,067
300		Series 2004-61, Class SH, HB, IF, 23.044%, 11/25/32	379
903		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	902
5,000		Series 2004-65, Class EY, 5.500%, 08/25/24	5,406
12,000		Series 2004-72, Class CB, 4.000%, 09/25/19	12,402
1,603		Series 2004-74, Class SW, IF, 15.025%, 11/25/31	1,852
2,251		Series 2004-76, Class CL, 4.000%, 10/25/19	2,343
5,465		Series 2004-79, Class S, IF, 19.151%, 08/25/32	6,085
1,796		Series 2004-79, Class SP, IF, 19.151%, 11/25/34	2,048
2,000		Series 2004-81, Class AC, 4.000%, 11/25/19	2,075
1,867		Series 2004-89, Class EA, IF, 12.791%, 01/25/34	2,112
2,370		Series 2004-92, Class BX, 5.500%, 09/25/34	2,556
1,355		Series 2004-92, Class JO, PO, 12/25/34	1,357
2,120		Series 2004-101, Class HD, 5.000%, 01/25/20	2,278
2,648		Series 2005-14, Class BA, 4.500%, 04/25/19	2,772
5,829		Series 2005-25, Class PF, VAR, 0.586%, 04/25/35	5,730
1,034		Series 2005-27, Class TH, 5.500%, 07/25/31	1,076
1,257		Series 2005-40, Class ZM, 5.000%, 05/25/35	1,279
1,654		Series 2005-42, Class PS, IF, 16.410%, 05/25/35	1,986
406		Series 2005-47, Class AN, 5.000%, 12/25/16	417
467		Series 2005-51, Class CS, IF, 9.823%, 06/25/35	469
826		Series 2005-52, Class PA, 6.500%, 06/25/35	892
6,739		Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	642
2,877		Series 2005-56, Class TP, IF, 17.442%, 08/25/33	3,280
2,371		Series 2005-57, Class CD, IF, 24.240%, 01/25/35	3,128
934		Series 2005-57, Class DC, HB, IF, 21.008%, 12/25/34	1,163
762		Series 2005-59, Class PA, 5.500%, 06/25/25	770
1,665		Series 2005-66, Class SG, IF, 16.785%, 07/25/35	1,894
1,500		Series 2005-68, Class BC, 5.250%, 06/25/35	1,610
8,231		Series 2005-68, Class PG, 5.500%, 08/25/35	8,924
2,500		Series 2005-68, Class UC, 5.000%, 06/25/35	2,660
10,259		Series 2005-72, Class SB, IF, 16.285%, 08/25/35	11,913
2,488		Series 2005-73, Class PS, IF, 16.110%, 08/25/35	2,954
2,111		Series 2005-74, Class CP, HB, IF, 23.885%, 05/25/35	2,940
9,199		Series 2005-74, Class CS, IF, 19.371%, 05/25/35	10,881
11,014		Series 2005-84, Class XM, 5.750%, 10/25/35	12,034
652		Series 2005-86, Class GB, 5.000%, 10/25/35	652
10,256		Series 2005-88, Class QO, PO, 11/25/33	9,213
7,345		Series 2005-93, Class MF, VAR, 0.486%, 08/25/34	7,173
3,397		Series 2005-96, Class BP, 5.900%, 02/25/15	3,486
1,029		Series 2005-98, Class GO, PO, 11/25/35	946
17,202		Series 2005-106, Class US, HB, IF, 23.702%, 11/25/35	24,138
10,000		Series 2005-109, Class PB, 6.000%, 01/25/34	10,650
1,000		Series 2005-109, Class PC, 6.000%, 12/25/35	1,093
21,737		Series 2005-110, Class GJ, 5.500%, 11/25/30	22,953
17,500		Series 2005-110, Class GK, 5.500%, 08/25/34	18,905
5,659		Series 2005-110, Class GL, 5.500%, 12/25/35	6,000
2,840		Series 2005-110, Class MN, 5.500%, 06/25/35	3,087
2,002		Series 2005-116, Class PB, 6.000%, 04/25/34	2,162
35,000		Series 2005-118, Class ME, 6.000%, 01/25/32	37,317
15,000		Series 2005-118, Class PN, 6.000%, 01/25/32	16,261
525		Series 2005-123, Class LO, PO, 01/25/36	491
1,602		Series 2006-11, Class PS, HB, IF, 23.702%, 03/25/36	2,219
1,436		Series 2006-12, Class PA, 5.500%, 03/25/25	1,466
3,975		Series 2006-15, Class OT, PO, 01/25/36	3,737
1,512		Series 2006-16, Class OA, PO, 03/25/36	1,366
3,046		Series 2006-22, Class AO, PO, 04/25/36	2,624
4,709		Series 2006-23, Class FK, VAR, 0.486%, 04/25/36	4,604
2,610		Series 2006-23, Class KO, PO, 04/25/36	2,363
1,597		Series 2006-33, Class LS, HB, IF, 29.088%, 05/25/36	2,150
2,000		Series 2006-39, Class WC, 5.500%, 01/25/36	2,168
3,546		Series 2006-42, Class CF, VAR, 0.686%, 06/25/36	3,523
5,005		Series 2006-43, Class DO, PO, 06/25/36	4,393
2,296		Series 2006-43, Class G, 6.500%, 09/25/33	2,402
1,834		Series 2006-43, Class PO, PO, 06/25/36	1,566
21,158		Series 2006-44, Class FP, VAR, 0.636%, 06/25/36	21,050
3,175		Series 2006-44, Class GO, PO, 06/25/36	2,780
9,914		Series 2006-44, Class P, PO, 12/25/33	8,512
4,210		Series 2006-46, Class FW, VAR, 0.636%, 06/25/36	4,153
674		Series 2006-46, Class SW, HB, IF, 23.334%, 06/25/36	893
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,167
11,542		Series 2006-50, Class JO, PO, 06/25/36	9,844
16,488		Series 2006-50, Class PS, PO, 06/25/36	14,191
20,514		Series 2006-53, Class US, IF, IO, 6.344%, 06/25/36	2,041
1,329		Series 2006-58, Class AP, PO, 07/25/36	1,156
3,989		Series 2006-58, Class FL, VAR, 0.696%, 07/25/36	3,969
1,971		Series 2006-58, Class PO, PO, 07/25/36	1,718
6,194		Series 2006-59, Class QO, PO, 01/25/33	5,629
1,607		Series 2006-60, Class AK, HB, IF, 27.856%, 07/25/36	2,115
1,553		Series 2006-62, Class PS, HB, IF, 38.484%, 07/25/36	2,438
3,725		Series 2006-65, Class QO, PO, 07/25/36	3,263
3,651		Series 2006-66, Class NV, 6.500%, 02/25/24	4,083
6,758		Series 2006-72, Class GO, PO, 08/25/36	5,867
1,832		Series 2006-72, Class TO, PO, 08/25/36	1,594
3,375		Series 2006-75, Class CM, 6.500%, 12/25/33	3,494
10,500		Series 2006-77, Class PC, 6.500%, 08/25/36	11,764
4,120		Series 2006-79, Class DF, VAR, 0.586%, 08/25/36	4,051
2,744		Series 2006-79, Class DO, PO, 08/25/36	2,389
2,295		Series 2006-79, Class OP, PO, 08/25/36	2,009
1,235		Series 2006-85, Class MZ, 6.500%, 09/25/36	1,367
2,618		Series 2006-90, Class AO, PO, 09/25/36	2,340
1,789		Series 2006-94, Class GK, HB, IF, 32.070%, 10/25/26	2,479
3,006		Series 2006-95, Class SG, HB, IF, 25.256%, 10/25/36	3,728
573		Series 2006-102, Class PA, 5.000%, 08/25/26	592
833		Series 2006-109, Class PO, PO, 11/25/36	734
8,996		Series 2006-110, Class PO, PO, 11/25/36	7,724
3,220		Series 2006-111, Class EO, PO, 11/25/36	2,897
698		Series 2006-115, Class ES, HB, IF, 25.616%, 12/25/36	940
2,226		Series 2006-115, Class OK, PO, 12/25/36	1,936
10,578		Series 2006-118, Class A1, VAR, 0.296%, 12/25/36	9,775
37,456		Series 2006-118, Class A2, VAR, 0.296%, 12/25/36	35,819
3,547		Series 2006-119, Class PO, PO, 12/25/36	3,085
1,124		Series 2006-123, Class FD, VAR, 0.736%, 01/25/37	1,093
1,300		Series 2006-128, Class BP, 5.500%, 01/25/37	1,396
1,742		Series 2006-128, Class PO, PO, 01/25/37	1,484
10,278		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,566
724		Series 2007-1, Class SD, HB, IF, 37.584%, 02/25/37	951
2,415		Series 2007-2, Class FA, VAR, 0.436%, 02/25/37	2,379
15,130		Series 2007-7, Class SG, IF, IO, 6.264%, 08/25/36	755
9,901		Series 2007-10, Class FD, VAR, 0.486%, 02/25/37	9,654
43,347		Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	4,243
3,182		Series 2007-14, Class OP, PO, 03/25/37	2,724
2,913		Series 2007-15, Class NO, PO, 03/25/22	2,737
34,438		Series 2007-16, Class FC, VAR, 0.986%, 03/25/37	32,145
5,851		Series 2007-22, Class SC, IF, IO, 5.844%, 03/25/37	551
29,113		Series 2007-35, Class SI, IF, IO, 5.864%, 04/25/37	2,888
3,439		Series 2007-42, Class AO, PO, 05/25/37	3,065
9,901		Series 2007-43, Class FL, VAR, 0.536%, 05/25/37	9,730
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,586
40,170		Series 2007-53, Class SH, IF, IO, 5.864%, 06/25/37	3,949
63,438		Series 2007-54, Class FA, VAR, 0.636%, 06/25/37	62,591
7,268		Series 2007-54, Class WI, IF, IO, 5.864%, 06/25/37	759
59,289		Series 2007-60, Class AX, IF, IO, 6.914%, 07/25/37	7,996
1,924		Series 2007-65, Class PA, 6.000%, 03/25/31	2,036
12,088		Series 2007-77, Class FG, VAR, 0.736%, 03/25/37	11,944
2,000		Series 2007-79, Class PC, 5.000%, 01/25/32	2,126
6,009		Series 2007-79, Class SB, HB, IF, 23.152%, 08/25/37	7,750
4,000		Series 2007-81, Class GE, 6.000%, 08/25/37	4,387
4,478		Series 2007-83, Class PA, 6.000%, 03/25/29	4,715
4,464		Series 2007-84, Class PG, 6.000%, 12/25/36	4,913
2,813		Series 2007-85, Class SL, IF, 15.560%, 09/25/37	3,110
16,178		Series 2007-88, Class VI, IF, IO, 6.304%, 09/25/37	1,626
16,735		Series 2007-91, Class ES, IF, IO, 6.224%, 10/25/37	2,034
4,649		Series 2007-92, Class YA, 6.500%, 06/25/37	5,036
7,748		Series 2007-92, Class YS, IF, IO, 5.544%, 06/25/37	693
6,792		Series 2007-97, Class FC, VAR, 0.736%, 07/25/37	6,714
11,010		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	2,137
5,318		Series 2007-97, Class MS, IF, 14.234%, 12/25/31	5,664
4,294		Series 2007-98, Class FB, VAR, 0.686%, 06/25/37	4,059
4,186		Series 2007-98, Class VA, 6.000%, 11/25/17	4,572
12,635		Series 2007-106, Class A7, VAR, 6.168%, 10/25/37	13,478
7,839		Series 2007-108, Class SA, IF, IO, 6.124%, 12/25/37	707
79,007		Series 2007-116, Class HI, IO, VAR, 6.599%, 01/25/38	6,469
1,603		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	133
39,651		Series 2008-1, Class BI, IF, IO, 5.674%, 02/25/38	3,702
36,349		Series 2008-4, Class SD, IF, IO, 5.764%, 02/25/38	3,450
11,031		Series 2008-10, Class XI, IF, IO, 5.994%, 03/25/38	1,022
31,706		Series 2008-16, Class IS, IF, IO, 5.964%, 03/25/38	3,035
4,497		Series 2008-18, Class SP, IF, 13.528%, 03/25/38	4,945
14,431		Series 2008-27, Class SN, IF, IO, 6.664%, 04/25/38	1,475
4,084		Series 2008-28, Class QS, IF, 19.992%, 04/25/38	4,774
22,845		Series 2008-32, Class SA, IF, IO, 6.614%, 04/25/38	2,158
43,456		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	489
90,219		Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	1,212
2,810		Series 2008-42, Class AO, PO, 09/25/36	2,580
810		Series 2008-44, Class PO, PO, 05/25/38	717
34,922		Series 2008-46, Class HI, IO, VAR, 6.671%, 06/25/38	2,128
10,522		Series 2008-47, Class SI, IF, IO, 6.264%, 06/25/23	1,000
2,649		Series 2008-53, Class CA, 5.000%, 07/25/23	2,838
15,805		Series 2008-53, Class CI, IF, IO, 6.964%, 07/25/38	1,681
1,523		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	94
1,500		Series 2008-60, Class JC, 5.000%, 07/25/38	1,585
2,778		Series 2008-61, Class BH, 4.500%, 07/25/23	2,913
3,778		Series 2008-61, Class CB, 5.000%, 07/25/23	4,003
744		Series 2008-66, Class GD, 6.000%, 06/25/30	784
35,084		Series 2008-80, Class SA, IF, IO, 5.614%, 09/25/38	3,223
17,005		Series 2008-81, Class SB, IF, IO, 5.614%, 09/25/38	1,542
33,564		Series 2009-6, Class GS, IF, IO, 6.314%, 02/25/39	3,070
12,868		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	1,105
15,763		Series 2009-15, Class MI, IO, 5.000%, 03/25/24	1,413
5,819		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	529
1,845		Series 2009-47, Class MT, 7.000%, 07/25/39	2,015
11,654		Series 2009-69, Class WA, VAR, 6.016%, 09/25/39	12,667
55,000		Series 2009-99, Class SC, IF, IO, 5.935%, 12/25/39	4,890
11,500		Series 2009-99, Class WA, VAR, 6.286%, 12/25/39	12,585
23		Series G-14, Class L, 8.500%, 06/25/21	26
2		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	35
114		Series G-18, Class Z, 8.750%, 06/25/21	126
32		Series G-22, Class G, 6.000%, 12/25/16	34
102		Series G-28, Class S, IF, 14.850%, 09/25/21	124
169		Series G-35, Class M, 8.750%, 10/25/21	194
34		Series G-51, Class SA, HB, IF, 21.362%, 12/25/21	51
86		Series G92-15, Class Z, 7.000%, 01/25/22	89
–	(h)	Series G92-27, Class SQ, HB, IF, 11,737.650%, 05/25/22	75
781		Series G92-35, Class E, 7.500%, 07/25/22	875
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	9
70		Series G92-42, Class Z, 7.000%, 07/25/22	78
2,586		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,872
1,236		Series G92-45, Class Z, 6.000%, 08/25/22	1,345
70		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	68
954		Series G92-54, Class ZQ, 7.500%, 09/25/22	1,073
73		Series G92-59, Class F, VAR, 1.972%, 10/25/22	73
145		Series G92-61, Class Z, 7.000%, 10/25/22	161
107		Series G92-62, Class B, PO, 10/25/22	93
485		Series G93-1, Class KA, 7.900%, 01/25/23	556
185		Series G93-5, Class Z, 6.500%, 02/25/23	205
139		Series G93-14, Class J, 6.500%, 03/25/23	153
329		Series G93-17, Class SI, IF, 6.000%, 04/25/23	327
316		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	317
79		Series G93-37, Class H, PO, 09/25/23	71
213		Series G95-1, Class C, 8.800%, 01/25/25	247
		Federal National Mortgage Association STRIPS,
12		Series 23, Class 2, IO, 10.000%, 09/01/17	2
6		Series 50, Class 2, IO, 10.500%, 03/01/19	1
80		Series 218, Class 2, IO, 7.500%, 04/01/23	14
44		Series 265, Class 2, 9.000%, 03/01/24	51
1,595		Series 329, Class 1, PO, 01/01/33	1,411
5,093		Series 339, Class 18, IO, 4.500%, 07/01/18	420
7,392		Series 339, Class 21, IO, 4.500%, 07/01/18	624
3,570		Series 339, Class 28, IO, 5.500%, 07/01/18	362
2,242		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	283
8,109		Series 365, Class 8, IO, 5.500%, 05/01/36	1,111
1,014		Series 368, Class 3, IO, 4.500%, 11/01/20	92
6,091		Series 374, Class 5, IO, 5.500%, 08/01/36	845
8,726		Series 383, Class 33, IO, 6.000%, 01/01/38	1,186
3,547		Series 393, Class 6, IO, 5.500%, 04/25/37	435
		Federal National Mortgage Association Whole Loan,
355		Series 2002-W5, Class A10, IF, IO, 7.864%, 11/25/30	11
3,241		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	3,538
753		Series 2003-W1, Class 2A, 7.500%, 12/25/42	851
3,120		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	3,406
1,937		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	2,062
675		Series 2003-W4, Class 2A, 6.500%, 10/25/42	737
7,288		Series 2003-W6, Class 3A, 6.500%, 09/25/42	7,999
9,416		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	10,481
10,722		Series 2004-W15, Class 2AF, VAR, 0.486%, 08/25/44	10,153
3,430		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	3,784
3,051		Series 2004-W8, Class 3A, 7.500%, 06/25/44	3,446
5,122		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,596
58,622		Series 2005-W3, Class 2AF, VAR, 0.456%, 03/25/45	55,635
4,612		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	4,989
45,017		Series 2006-W2, Class 1AF1, VAR, 0.456%, 02/25/36	43,340
78,335		Series 2007-W1, Class 1AF1, VAR, 0.496%, 11/25/46	75,162
1,412		Series 2007-W10, Class 2A, VAR, 6.145%, 08/25/47	1,504
6,326		Series 2007-W5, Class PO, PO, 06/25/37	5,429
6,071		Series 2007-W7, Class 1A4, HB, IF, 37.764%, 07/25/37	10,746
		Government National Mortgage Association,
1,924		Series 1994-3, Class PQ, 7.488%, 07/16/24	2,105
1,970		Series 1994-4, Class KQ, 7.988%, 07/16/24	2,179
7,357		Series 1994-7, Class PQ, 6.500%, 10/16/24	8,112
415		Series 1995-3, Class DQ, 8.050%, 06/16/25	480
107		Series 1995-7, Class CQ, 7.500%, 09/16/25	115
1,599		Series 1996-16, Class E, 7.500%, 08/16/26	1,697
1,195		Series 1997-8, Class PN, 7.500%, 05/16/27	1,279
267		Series 1997-11, Class D, 7.500%, 07/20/27	277
810		Series 1998-26, Class K, 7.500%, 09/17/25	889
6,220		Series 1999-4, Class ZB, 6.000%, 02/20/29	6,789
5,635		Series 1999-10, Class ZC, 6.500%, 04/20/29	6,162
174		Series 1999-15, Class E, 6.500%, 01/16/29	176
861		Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	126
37		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	42
666		Series 1999-40, Class ZW, 7.500%, 11/20/29	743
1,256		Series 1999-41, Class Z, 8.000%, 11/16/29	1,384
508		Series 1999-44, Class PC, 7.500%, 12/20/29	580
6,130		Series 1999-44, Class ZC, 8.500%, 12/16/29	6,762
939		Series 1999-44, Class ZG, 8.000%, 12/20/29	1,035
1,209		Series 2000-6, Class Z, 7.500%, 02/20/30	1,318
485		Series 2000-9, Class Z, 8.000%, 06/20/30	534
6,203		Series 2000-9, Class ZJ, 8.500%, 02/16/30	6,873
707		Series 2000-12, Class ST, HB, IF, 38.283%, 02/16/30	1,347
1,756		Series 2000-14, Class PD, 7.000%, 02/16/30	1,934
472		Series 2000-16, Class ZN, 7.500%, 02/16/30	520
5,518		Series 2000-21, Class Z, 9.000%, 03/16/30	6,361
930		Series 2000-26, Class TZ, 8.500%, 09/20/30	1,007
270		Series 2000-26, Class Z, 7.750%, 09/20/30	297
51		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	59
779		Series 2000-31, Class Z, 9.000%, 10/20/30	779
239		Series 2000-34, Class SG, IF, IO, 8.293%, 10/20/30	43
441		Series 2000-35, Class ZA, 9.000%, 11/20/30	501
67		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	15
1,523		Series 2000-37, Class B, 8.000%, 12/20/30	1,663
275		Series 2000-38, Class AH, 7.150%, 12/20/30	276
399		Series 2001-4, Class SJ, IF, IO, 7.913%, 01/19/30	59
505		Series 2001-6, Class SD, IF, IO, 8.311%, 03/16/31	101
1,530		Series 2001-7, Class PK, 6.500%, 03/20/31	1,659
2,190		Series 2001-8, Class Z, 6.500%, 03/20/31	2,400
3,142		Series 2001-22, Class PS, HB, IF, 20.391%, 03/17/31	4,020
77		Series 2001-32, Class WA, IF, 19.534%, 07/20/31	101
580		Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	97
469		Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	73
4,500		Series 2001-53, Class PB, 6.500%, 11/20/31	5,043
4,395		Series 2001-64, Class MQ, 6.500%, 12/20/31	4,686
558		Series 2002-3, Class SP, IF, IO, 7.151%, 01/16/32	85
1,222		Series 2002-7, Class PG, 6.500%, 01/20/32	1,320
2,512		Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	384
234		Series 2002-24, Class SB, IF, 11.567%, 04/16/32	262
404		Series 2002-31, Class S, IF, IO, 8.461%, 01/16/31	80
6,104		Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	926
2,916		Series 2002-40, Class UK, 6.500%, 06/20/32	3,195
98		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	102
11,749		Series 2002-45, Class QE, 6.500%, 06/20/32	12,884
3,676		Series 2002-47, Class PG, 6.500%, 07/16/32	4,034
1,310		Series 2002-47, Class PY, 6.000%, 07/20/32	1,425
5,927		Series 2002-47, Class ZA, 6.500%, 07/20/32	6,492
231		Series 2002-51, Class SG, HB, IF, 31.475%, 04/20/31	344
3,993		Series 2002-52, Class GH, 6.500%, 07/20/32	4,385
1,750		Series 2002-54, Class GB, 6.500%, 08/20/32	1,920
4,095		Series 2002-69, Class PO, PO, 02/20/32	3,888
1,332		Series 2002-70, Class AV, 6.000%, 03/20/12	1,391
3,772		Series 2002-70, Class PS, IF, IO, 7.463%, 08/20/32	300
1,411		Series 2002-75, Class PB, 6.000%, 11/20/32	1,557
1,203		Series 2002-79, Class KV, 6.000%, 11/20/13	1,216
4,280		Series 2002-88, Class VA, 6.000%, 12/20/17	4,367
2,185		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	106
1,695		Series 2003-4, Class NY, 5.500%, 12/20/13	1,818
1,505		Series 2003-8, Class PO, PO, 01/16/32	1,463
2,996		Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	489
1,338		Series 2003-12, Class SP, IF, IO, 7.463%, 02/20/33	173
523		Series 2003-24, Class PO, PO, 03/16/33	475
1,534		Series 2003-34, Class TO, PO, 02/16/32	1,496
1,960		Series 2003-40, Class TC, 7.500%, 03/20/33	2,121
3,156		Series 2003-40, Class TJ, 6.500%, 03/20/33	3,528
1,120		Series 2003-46, Class MG, 6.500%, 05/20/33	1,252
2,072		Series 2003-46, Class TC, 6.500%, 03/20/33	2,318
2,019		Series 2003-52, Class AP, PO, 06/16/33	1,788
3,196		Series 2003-58, Class BE, 6.500%, 01/20/33	3,460
945		Series 2003-60, Class NS, IF, 15.975%, 07/16/33	1,054
815		Series 2003-62, Class HC, 5.000%, 01/20/29	825
1,476		Series 2003-66, Class ED, 5.000%, 08/20/28	1,498
2,908		Series 2003-76, Class LS, IF, IO, 6.963%, 09/20/31	218
361		Series 2003-90, Class PO, PO, 10/20/33	300
4,853		Series 2003-97, Class SA, 6.311%, 11/16/33	561
877		Series 2003-98, Class PC, 5.000%, 02/20/29	898
4,631		Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	439
20,000		Series 2003-112, Class TS, IF, IO, 6.713%, 10/20/32	3,081
1,000		Series 2003-114, Class SH, IF, 14.268%, 11/17/32	1,162
13,434		Series 2004-11, Class SW, IF, IO, 5.263%, 02/20/34	1,085
9,073		Series 2004-15, Class SA, IF, 19.012%, 12/20/32	9,904
1,014		Series 2004-27, Class VJ, 6.000%, 02/20/15	1,062
1,459		Series 2004-28, Class S, IF, 19.006%, 04/16/34	1,668
4,182		Series 2004-34, Class JO, PO, 02/20/34	3,929
5,080		Series 2004-46, Class PO, PO, 06/20/34	4,315
3,186		Series 2004-68, Class PO, PO, 05/20/31	3,010
15,720		Series 2004-68, Class SA, IF, IO, 6.563%, 05/20/31	996
2,841		Series 2004-71, Class SB, HB, IF, 28.303%, 09/20/34	3,680
2,841		Series 2004-71, Class ST, IF, 7.000%, 09/20/34	2,724
2,238		Series 2004-73, Class AE, IF, 14.365%, 08/17/34	2,519
12,658		Series 2004-73, Class JL, IF, IO, 6.311%, 09/16/34	1,366
2,260		Series 2004-83, Class AP, IF, 13.740%, 10/16/34	2,598
1,743		Series 2004-87, Class SB, IF, 7.399%, 03/17/33	1,621
1,554		Series 2004-89, Class LS, HB, IF, 23.508%, 10/16/34	2,040
32,184		Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	3,055
13,712		Series 2004-96, Class SC, IF, IO, 5.843%, 11/20/34	1,221
15,861		Series 2005-3, Class SB, IF, IO, 5.863%, 01/20/35	1,526
22,410		Series 2005-3, Class SK, IF, IO, 6.513%, 01/20/35	2,391
1,396		Series 2005-6, Class GS, IF, 13.027%, 12/20/32	1,558
6,735		Series 2005-7, Class JM, IF, 16.198%, 05/18/34	7,922
23,707		Series 2005-17, Class SL, IF, IO, 6.463%, 07/20/34	1,987
3,123		Series 2005-35, Class FL, VAR, 0.587%, 03/20/32	3,054
3,094		Series 2005-44, Class SP, IF, 11.727%, 10/20/34	3,331
2,696		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	331
700		Series 2005-65, Class SA, HB, IF, 21.836%, 08/20/35	731
736		Series 2005-66, Class SP, HB, IF, 20.038%, 08/16/35	903
10,079		Series 2005-68, Class DP, IF, 15.861%, 06/17/35	11,800
42,581		Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	5,050
6,748		Series 2005-69, Class SY, IF, IO, 6.513%, 11/20/33	901
2,350		Series 2005-82, Class PO, PO, 10/20/35	1,997
5,036		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	582
2,657		Series 2005-93, Class JO, PO, 03/20/31	2,633
5,072		Series 2006-16, Class OP, PO, 03/20/36	4,633
4,965		Series 2006-33, Class Z, 6.500%, 07/20/36	5,482
1,623		Series 2006-38, Class SW, IF, IO, 6.263%, 06/20/36	153
5,185		Series 2006-38, Class ZK, 6.500%, 08/20/36	5,761
13,000		Series 2006-40, Class VB, 6.000%, 11/20/26	13,989
1,780		Series 2006-57, Class PZ, 5.565%, 10/20/36	1,885
9,642		Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	736
21,450		Series 2006-65, Class SA, IF, IO, 6.563%, 11/20/36	2,071
16,008		Series 2007-9, Class CI, IF, IO, 5.963%, 03/20/37	1,398
26,034		Series 2007-9, Class DI, IF, IO, 6.273%, 03/20/37	1,901
24,036		Series 2007-17, Class AF, VAR, 0.439%, 04/16/37	23,479
19,993		Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	1,790
7,757		Series 2007-17, Class JO, PO, 04/16/37	6,834
10,484		Series 2007-19, Class SD, IF, IO, 5.963%, 04/20/37	900
5,382		Series 2007-25, Class FN, VAR, 0.539%, 05/16/37	5,146
26,526		Series 2007-26, Class SC, IF, IO, 5.963%, 05/20/37	2,273
16,886		Series 2007-27, Class SD, IF, IO, 5.963%, 05/20/37	1,443
1,990		Series 2007-28, Class BO, PO, 05/20/37	1,662
16,015		Series 2007-35, Class PO, PO, 06/16/37	13,678
2,696		Series 2007-35, Class TO, PO, 04/20/35	2,545
3,689		Series 2007-36, Class HO, PO, 06/16/37	3,454
15,809		Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	1,573
20,551		Series 2007-36, Class SJ, IF, IO, 6.013%, 06/20/37	1,944
15,923		Series 2007-40, Class SD, IF, IO, 6.513%, 07/20/37	1,527
38,702		Series 2007-42, Class SC, IF, IO, 6.513%, 07/20/37	3,662
23,657		Series 2007-45, Class QA, IF, IO, 6.403%, 07/20/37	2,236
6,903		Series 2007-49, Class NO, PO, 12/20/35	6,390
8,175		Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	823
18,024		Series 2007-53, Class ES, IF, IO, 6.313%, 09/20/37	1,508
5,564		Series 2007-53, Class SW, IF, 19.495%, 09/20/37	6,395
15,289		Series 2007-57, Class PO, PO, 03/20/37	13,293
22,303		Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	2,191
23,636		Series 2007-67, Class SI, IF, IO, 6.273%, 11/20/37	1,799
19,669		Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	2,184
20,276		Series 2007-72, Class US, IF, IO, 6.313%, 11/20/37	1,741
22,364		Series 2007-73, Class MI, IF, IO, 5.763%, 11/20/37	1,908
11,266		Series 2007-74, Class SL, IF, IO, 6.301%, 11/16/37	1,085
41,715		Series 2007-76, Class SB, IF, IO, 6.263%, 11/20/37	4,007
32,583		Series 2007-79, Class SY, IF, IO, 6.313%, 12/20/37	2,794
24,257		Series 2007-82, Class SA, IF, IO, 6.293%, 12/20/37	1,859
2,287		Series 2008-7, Class SK, IF, 19.240%, 11/20/37	2,607
3,179		Series 2008-7, Class SP, IF, 12.927%, 10/20/37	3,443
7,378		Series 2008-17, Class IO, IO, 5.500%, 02/20/38	819
1,145		Series 2008-20, Class EX, VAR, 0.000%, 03/20/38	1,142
5,537		Series 2008-20, Class PO, PO, 09/20/37	4,613
3,339		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	340
15,108		Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	1,573
21,707		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,655
11,611		Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	1,201
6,000		Series 2008-36, Class AY, 5.000%, 04/16/23	6,434
28,993		Series 2008-36, Class SH, IF, IO, 6.063%, 04/20/38	2,297
40,947		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	5,019
22,189		Series 2008-41, Class SA, IF, IO, 6.103%, 05/20/38	1,998
3,221		Series 2008-43, Class NA, 5.500%, 11/20/37	3,440
3,500		Series 2008-50, Class KB, 6.000%, 06/20/38	3,845
8,322		Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	708
32,289		Series 2008-60, Class CS, IF, IO, 5.913%, 07/20/38	3,158
6,381		Series 2008-60, Class PO, PO, 01/20/38	5,505
12,741		Series 2008-71, Class SC, IF, IO, 5.763%, 08/20/38	1,004
10,399		Series 2008-79, Class CS, IF, 6.563%, 06/20/35	9,294
31,047		Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	2,379
18,623		Series 2008-96, Class SL, IF, IO, 5.763%, 12/20/38	1,546
26,377		Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	2,248
19,456		Series 2009-6, Class SH, IF, IO, 5.803%, 02/20/39	1,630
9,506		Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	635
21,932		Series 2009-11, Class SC, IF, IO, 5.911%, 02/16/39	2,080
8,857		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	1,090
17,680		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	2,044
53,979		Series 2009-22, Class SA, IF, IO, 6.033%, 04/20/39	4,873
25,289		Series 2009-24, Class DS, IF, IO, 6.063%, 03/20/39	2,524
14,936		Series 2009-25, Class SE, IF, IO, 7.363%, 09/20/38	1,747
30,266		Series 2009-31, Class ST, IF, IO, 6.113%, 03/20/39	2,822
36,431		Series 2009-31, Class TS, IF, IO, 6.063%, 03/20/39	3,156
7,661		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	1,003
9,107		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	1,343
21,891		Series 2009-35, Class SN, IF, IO, 6.161%, 12/16/38	2,314
46,664		Series 2009-42, Class SC, IF, IO, 5.843%, 06/20/39	4,556
31,339		Series 2009-43, Class SA, IF, IO, 5.713%, 06/20/39	2,355
12,347		Series 2009-44, Class MV, 6.000%, 04/20/20	13,630
91,023		Series 2009-61, Class ES, IF, IO, 6.513%, 03/20/39	11,056
11,223		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	1,463
3,070		Series 2009-75, Class MN, 5.500%, 09/20/39	3,256
		Vendee Mortgage Trust,
15,420		Series 1993-1, Class ZB, 7.250%, 02/15/23	17,077
2,861		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	3,041
10,557		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	11,045
4,161		Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,499
1,902		Series 1996-2, Class 1Z, 6.750%, 06/15/26	2,051
5,790		Series 1997-1, Class 2Z, 7.500%, 02/15/27	6,452
3,928		Series 1998-1, Class 2E, 7.000%, 03/15/28	4,303

			3,404,332

		Non-Agency CMO — 12.9%
1,138		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	1,123
9,186		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	9,100
8,500		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,854
		ASG Resecuritization Trust,
11,465		Series 2009-1, Class A60, VAR, 5.619%, 06/26/37 (e)	11,465
35,116		Series 2009-2, Class A55, VAR, 5.806%, 05/24/36 (e)	35,116
60,418		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	59,512
33,017		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	32,687
		Banc of America Alternative Loan Trust,
497		Series 2003-1, Class APO, PO, 02/25/33	266
5,747		Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,825
12,210		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	12,374
10,671		Series 2003-11, Class 1A1, 6.000%, 01/25/34	10,372
9,089		Series 2003-11, Class 2A1, 6.000%, 01/25/34	8,833
1,195		Series 2003-11, Class PO, PO, 01/25/34	672
3,687		Series 2004-1, Class 5A1, 5.500%, 02/25/19	3,578
688		Series 2004-6, Class 15PO, PO, 07/25/19	494
5,303		Series 2004-8, Class 3A1, 5.500%, 09/25/19	5,306
1,433		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	996
5,126		Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35 (f)	519
		Banc of America Funding Corp.,
2,498		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,473
1,736		Series 2004-1, Class PO, PO, 03/25/34	1,246
2,463		Series 2004-2, Class 1CB1, 5.750%, 09/20/34	2,270
17,209		Series 2004-3, Class 1A7, 5.500%, 10/25/34	17,073
2,787		Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,070
2,858		Series 2005-7, Class 30PO, PO, 11/25/35	2,049
1,222		Series 2005-8, Class 30PO, PO, 01/25/36	723
4,613		Series 2005-E, Class 4A1, VAR, 3.327%, 03/20/35	3,171
3,015		Series 2006-1, Class XPO, PO, 01/25/36	1,719
		Banc of America Mortgage Securities, Inc.,
8,124		Series 2003-3, Class 2A1, VAR, 0.786%, 05/25/18	7,715
1,380		Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,412
464		Series 2003-7, Class A2, 4.750%, 09/25/18	476
10,662		Series 2003-8, Class 3A3, 5.500%, 11/25/33	10,333
1,134		Series 2003-8, Class APO, PO, 11/25/33	852
629		Series 2004-1, Class APO, PO, 02/25/34	459
10,407		Series 2004-3, Class 15IO, IO, VAR, 0.220%, 04/25/19	44
3,003		Series 2004-3, Class 1A23, 4.500%, 04/25/34	3,002
466		Series 2004-4, Class APO, PO, 05/25/34	355
3,516		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,534
3,870		Series 2004-5, Class 4A1, 4.750%, 06/25/19	3,899
1,450		Series 2004-6, Class 2A7, 5.500%, 07/25/34	1,281
2,589		Series 2004-6, Class APO, PO, 07/25/34	1,885
226		Series 2004-8, Class 5PO, PO, 05/25/32	143
993		Series 2004-8, Class XPO, PO, 10/25/34	681
3,407		Series 2004-9, Class 3A1, 6.500%, 09/25/32	3,367
409		Series 2004-9, Class 3PO, PO, 09/25/32	268
2,409		Series 2004-E, Class 2A5, VAR, 4.158%, 06/25/34	2,388
3,937		Series 2004-J, Class 3A1, VAR, 5.092%, 11/25/34	3,314
9,756		Series 2005-1, Class 2A1, 5.000%, 02/25/20	9,601
		BCAP LLC Trust,
29,912		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	29,613
10,700		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	10,700
18,010		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	17,469
		Bear Stearns Adjustable Rate Mortgage Trust,
5,253		Series 2003-2, Class A5, VAR, 3.530%, 01/25/33 (e)	4,780
948		Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33 (i)	873
15,575		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	13,009
		Cendant Mortgage Corp.,
2,143		Series 2003-8, Class 1P, PO, 10/25/33	1,387
715		Series 2004-1, Class P, PO, 02/25/34	497
		Chase Mortgage Finance Corp.,
8,330		Series 2003-S10, Class A1, 4.750%, 11/25/18	8,515
1,477		Series 2003-S6, Class A1, 5.000%, 06/25/18	1,510
4,494		Series 2003-S9, Class AP, PO, 10/25/18	3,639
5,927		Series 2007-A1, Class 2A1, VAR, 4.129%, 02/25/37	5,459
3,410		Series 2007-A2, Class 1A1, VAR, 4.053%, 07/25/37	3,100
		Citicorp Mortgage Securities, Inc.,
331		Series 1993-14, Class A3, VAR, 1.450%, 11/25/23	322
6,842		Series 2004-1, Class 3A1, 4.750%, 01/25/34	6,857
2,960		Series 2004-2, Class A1, 5.000%, 03/25/34	2,902
5,442		Series 2004-2, Class A2, VAR, 0.694%, 03/25/34	5,249
2,185		Series 2004-3, Class A8, 5.250%, 05/25/34	2,182
2,113		Series 2004-5, Class 2A5, 4.500%, 08/25/34	2,107
2,834		Series 2004-8, Class 1A1, 5.500%, 10/25/34	2,824
5,000		Series 2006-4, Class 1A2, 6.000%, 08/25/36	3,711
		Citigroup Mortgage Loan Trust, Inc.,
8,359		Series 2003-1, Class 2A5, 5.250%, 10/25/33	8,471
604		Series 2003-1, Class 2A6, PO, 10/25/33	311
937		Series 2003-1, Class PO2, PO, 10/25/33	622
849		Series 2003-1, Class PO3, PO, 09/25/33	565
125		Series 2003-1, Class WPO1, PO, 06/25/16	115
1,055		Series 2003-UP3, Class A3, 7.000%, 09/25/33	1,045
4,575		Series 2003-UST1, Class A1, 5.500%, 12/25/18	4,682
1,288		Series 2003-UST1, Class PO1, PO, 12/25/18	1,007
654		Series 2003-UST1, Class PO3, PO, 12/25/18	532
5,201		Series 2004-UST1, Class A6, VAR, 5.073%, 08/25/34	5,096
783		Series 2005-1, Class 2A1A, VAR, 4.504%, 04/25/35	418
2,137		Series 2005-5, Class 1A2, VAR, 5.208%, 08/25/35	1,275
4,978		Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,579
16,000		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	16,004
		Countrywide Alternative Loan Trust,
3,565		Series 2002-8, Class A4, 6.500%, 07/25/32	3,385
680		Series 2002-12, Class PO, PO, 11/25/32	378
218		Series 2002-17, Class A7, 2.500%, 01/25/33	207
4,519		Series 2002-18, Class M, 6.000%, 02/25/33	4,000
901		Series 2003-6T2, Class A6, 5.500%, 06/25/33	691
9,922		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	5,869
2,630		Series 2004-14T2, Class A5, 5.500%, 08/25/34	1,852
10,000		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	7,673
1,896		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,729
13,260		Series 2005-1CB, Class 1A6, IF, IO, 6.864%, 03/25/35	1,666
21,469		Series 2005-20CB, Class 3A8, IF, IO, 4.514%, 07/25/35	1,573
29,600		Series 2005-22T1, Class A2, IF, IO, 4.834%, 06/25/35	2,302
894		Series 2005-26CB, Class A10, IF, 12.622%, 07/25/35	893
8,000		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,862
367		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	353
444		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	394
86,987		Series 2005-37T1, Class A2, IF, IO, 4.814%, 09/25/35	7,325
9,300		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	6,780
41,307		Series 2005-54CB, Class 1A2, IF, IO, 4.614%, 11/25/35	3,726
712		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	632
3,190		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,710
21,586		Series 2005-J1, Class 1A4, IF, IO, 4.864%, 02/25/35	1,823
8,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	1,983
1,500		Series 2007-21CB, Class 2A6, 6.000%, 09/25/37	319
		Countrywide Home Loan Mortgage Pass-Through Trust,
737		Series 2002-18, Class PO, PO, 11/25/32	562
3,858		Series 2002-22, Class A20, 6.250%, 10/25/32	4,007
6,911		Series 2003-26, Class 1A6, 3.500%, 08/25/33	5,815
2,782		Series 2003-29, Class A1, 5.500%, 08/25/33	2,415
873		Series 2003-34, Class A11, 5.250%, 09/25/33	855
5,800		Series 2003-34, Class A6, 5.250%, 09/25/33	5,856
1,120		Series 2003-44, Class A9, PO, 10/25/33	717
427		Series 2003-J13, Class PO, PO, 01/25/34	315
181		Series 2003-J2, Class A17, IF, IO, 7.164%, 04/25/33	9
3,925		Series 2003-J7, Class 4A3, IF, 9.468%, 08/25/18	3,070
462		Series 2004-7, Class 2A1, VAR, 3.424%, 06/25/34	438
14,635		Series 2004-8, Class 2A1, 4.500%, 06/25/19	14,598
894		Series 2004-HYB1, Class 2A, VAR, 4.348%, 05/20/34	711
3,421		Series 2004-HYB3, Class 2A, VAR, 3.651%, 06/20/34	2,274
2,254		Series 2004-HYB6, Class A3, VAR, 3.628%, 11/20/34	1,735
2,287		Series 2004-J6, Class 2A1, 4.750%, 07/25/14	2,314
1,457		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,475
1,332		Series 2005-14, Class A2, 5.500%, 07/25/35	1,244
442		Series 2005-16, Class A21, 5.500%, 09/25/35	436
1,000		Series 2005-16, Class A23, 5.500%, 09/25/35	825
7,935		Series 2005-22, Class 2A1, VAR, 5.209%, 11/25/35	5,146
392		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	268
19,896		Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	19,834
		CS First Boston Mortgage Securities Corp.,
103		Series 1997-2, Class A, 7.500%, 06/25/20 (e)	94
2,477		Series 2003-1, Class DB1, 6.564%, 02/25/33	2,036
5,783		Series 2003-23, Class 1P, PO, 10/25/33	3,980
4,874		Series 2003-23, Class 2A5, 5.000%, 10/25/18	4,740
5,650		Series 2003-23, Class 3A10, 5.750%, 09/25/33	5,647
1,268		Series 2003-25, Class 2A1, 4.500%, 10/25/18	1,251
2,778		Series 2004-4, Class 3A5, 5.500%, 08/25/34	2,768
470		Series 2004-5, Class 5P, PO, 08/25/19	371
1,848		Series 2005-4, Class 3A24, IF, 18.189%, 06/25/35	1,827
1,344		Series 2005-9, Class AP, PO, 10/25/35	720
9,358		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,177
781		Series 2005-10, Class AP, PO, 11/25/35	553
4,968		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.283%, 06/25/20	4,425
		Deutsche Mortgage Securities, Inc.,
422		Series 2004-1, Class 2APO, PO, 10/25/18	308
19,140		Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	18,542
		First Boston Mortgage Securities Corp. 1987 STRIPS,
94		Series C, Class IO, IO, 10.965%, 04/25/17	12
52		Series C, Class PO, PO, 04/25/17	47
		First Horizon Alternative Mortgage Securities,
3,142		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,101
27,014		Series 2007-FA4, Class 1A2, IF, IO, 5.414%, 08/25/37	2,181
		First Horizon Asset Securities, Inc.,
612		Series 2003-7, Class 2A1, 4.500%, 09/25/18	616
5,612		Series 2003-8, Class 2A1, 4.500%, 09/25/18	5,655
2,946		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,447
2,944		Series 2004-AR2, Class 2A1, VAR, 3.024%, 05/25/34	2,807
4,336		Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35	3,980
798		Series 2004-AR7, Class 2A2, VAR, 4.835%, 02/25/35	649
8,329		Series 2005-AR1, Class 2A2, VAR, 5.008%, 04/25/35	7,465
		GMAC Mortgage Corp. Loan Trust,
21,306		Series 2003-AR1, Class A4, VAR, 4.133%, 10/19/33	20,027
2,301		Series 2003-J7, Class A10, 5.500%, 11/25/33	2,378
1,400		Series 2003-J7, Class A2, 4.500%, 11/25/33	1,401
2,871		Series 2003-J7, Class A3, VAR, 0.686%, 11/25/33	2,818
12,192		Series 2003-J7, Class A7, 5.000%, 11/25/33	11,064
1,355		Series 2003-J8, Class A, 5.250%, 12/25/33	1,373
377		Series 2004-J1, Class A15, 5.250%, 04/25/34	380
5,246		Series 2004-J5, Class A2, VAR, 0.636%, 01/25/35	5,172
2,691		Series 2005-AR3, Class 3A3, VAR, 4.842%, 06/19/35	2,403
5,000		Series 2005-AR3, Class 3A4, VAR, 4.842%, 06/19/35	3,516
		GSMPS Mortgage Loan Trust,
1,590		Series 2004-4, Class 1AF, VAR, 0.636%, 06/25/34 (e)	1,257
2,963		Series 2005-RP2, Class 1AF, VAR, 0.586%, 03/25/35 (e)	2,391
		GSR Mortgage Loan Trust,
1,485		Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,376
1,406		Series 2003-6F, Class A2, VAR, 0.636%, 09/25/32	1,327
6,619		Series 2004-9, Class 5A5, VAR, 3.888%, 08/25/34	6,418
4,128		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,817
1,506		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	1,514
1,080		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	1,053
904		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	561
268		Series 2004-15F, Class AP, PO, 12/25/34	188
8,519		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,602
699		Series 2005-AR6, Class 3A1, VAR, 4.558%, 09/25/35	602
4,000		Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,671
10,517		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,043
1,653		Series 2006-2F, Class 2A15, 5.750%, 02/25/36	1,484
13,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	10,248
		Impac Secured Assets CMN Owner Trust,
3,159		Series 2003-2, Class A1, 5.500%, 08/25/33	3,201
154		Series 2004-3, Class 1A4, VAR, 1.036%, 11/25/34	136
16,641		Series 2006-2, Class 2A1, VAR, 0.586%, 08/25/36	13,021
38,843		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.504%, 08/25/35	388
		JP Morgan Mortgage Trust,
69,881		Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	62,125
4,029		Series 2006-A2, Class 5A3, VAR, 3.445%, 11/25/33	4,002
9,807		Series 2006-A3, Class 6A1, VAR, 3.999%, 08/25/34	8,406
5,692		Series 2007-A1, Class 5A1, VAR, 4.167%, 07/25/35	5,127
		Lehman Mortgage Trust,
3,901		Series 2006-2, Class 1A1, VAR, 6.462%, 04/25/36	3,434
2,500		Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,386
10,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,125
		MASTR Adjustable Rate Mortgages Trust,
2,605		Series 2004-3, Class 4A2, VAR, 3.116%, 04/25/34	2,288
5,073		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	4,729
26,118		Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	25,553
804		Series 2004-15, Class 3A1, VAR, 3.939%, 12/25/34	587
		MASTR Alternative Loans Trust,
6,731		Series 2003-9, Class 2A1, 6.000%, 12/25/33	6,609
1,266		Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,129
2,596		Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,415
7,520		Series 2004-3, Class 3A1, 6.000%, 04/25/34	7,459
1,459		Series 2004-6, Class 30PO, PO, 07/25/34	787
792		Series 2004-6, Class 7A1, 6.000%, 07/25/34	690
1,322		Series 2004-7, Class 30PO, PO, 08/25/34	755
4,134		Series 2004-8, Class 6A1, 5.500%, 09/25/19	4,013
1,886		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,787
5,793		Series 2005-6, Class 3A1, 5.500%, 11/25/20	4,754
		MASTR Asset Securitization Trust,
233		Series 2003-1, Class 2A12, 5.000%, 06/25/30	232
1,024		Series 2003-2, Class 2A1, 4.500%, 03/25/18	975
2,000		Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,914
260		Series 2003-4, Class 2A2, 5.000%, 05/25/18	260
868		Series 2003-8, Class 1A1, 5.500%, 09/25/33	893
1,875		Series 2003-9, Class 15PO, PO, 10/25/18	1,505
1,294		Series 2003-9, Class 2A7, 5.500%, 10/25/33	1,325
1,165		Series 2003-11, Class 3A1, 4.500%, 12/25/18	1,174
86		Series 2003-11, Class 6A2, 4.000%, 12/25/33	86
923		Series 2003-12, Class 30PO, PO, 12/25/33	623
2,730		Series 2003-12, Class 6A1, 5.000%, 12/25/33	2,754
626		Series 2004-1, Class 30PO, PO, 02/25/34	428
599		Series 2004-4, Class 3A1, 4.500%, 04/25/19	578
1,020		Series 2004-6, Class 15PO, PO, 05/25/19	800
5,572		Series 2004-8, Class 1A1, 4.750%, 08/25/19	5,640
904		Series 2004-8, Class PO, PO, 08/25/19	716
2,390		Series 2004-9, Class 5A1, 5.250%, 09/25/19	2,292
1,532		Series 2004-10, Class 5A1, VAR, 0.636%, 11/25/34	1,441
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,352
		MASTR Reperforming Loan Trust,
24,411		Series 2005-2, Class 1A1F, VAR, 0.586%, 05/25/35 (e)	19,383
2,748		Series 2006-2, Class 1A1, VAR, 5.820%, 05/25/36 (e)	2,451
8,894		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,781
577		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.392%, 05/25/35	545
3,374		Mellon Residential Funding Corp., Series 2000-TBC3, Class A1, VAR, 0.679%, 12/15/30	3,036
		Merrill Lynch Mortgage Investors, Inc.,
10,252		Series 2005-A2, Class A1, VAR, 4.475%, 02/25/35	8,758
116		Series 2005-A8, Class A1B1, VAR, 5.250%, 08/25/36	114
175		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	193
3,991		Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 4A, VAR, 5.516%, 11/25/19	3,874
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,218.660%, 04/20/21	42
2,884		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	1,947
		Nomura Asset Acceptance Corp.,
1,892		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,917
941		Series 2003-A1, Class A2, 6.000%, 05/25/33	915
154		Series 2003-A1, Class A5, 7.000%, 04/25/33	138
111		Series 2003-A1, Class A7, 5.000%, 04/25/18	111
1,761		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,654
		Paine Webber CMO Trust,
11		Series H, Class 4, 8.750%, 04/01/18	12
41		Series P, Class 4, 8.500%, 08/01/19	46
1,160		Prime Mortgage Trust, Series 2004-R1, Class A4, PO, 07/27/33	799
		RBSSP Resecuritization Trust,
9,876		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	9,530
9,578		Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	9,569
11,935		Series 2009-12, Class 14A1, VAR, 5.500%, 03/26/38	11,756
23,310		Series 2009-12, Class 1A1, VAR, 5.700%, 11/26/33	23,048
12,000		Series 2009-12, Class 3A1, 0.476%, 12/26/35	11,280
		Residential Accredit Loans, Inc.,
2,896		Series 2001-QS19, Class A2, 6.000%, 12/25/16	2,915
1,301		Series 2002-QS16, Class A3, IF, 16.129%, 10/25/17	1,370
4,772		Series 2002-QS8, Class A5, 6.250%, 06/25/17	4,845
2,822		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,978
1,845		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,529
3,462		Series 2003-QS12, Class A2A, IF, IO, 7.364%, 06/25/18	507
1,054		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	107
8,392		Series 2003-QS14, Class A1, 5.000%, 07/25/18	8,247
2,510		Series 2003-QS18, Class A1, 5.000%, 09/25/18	2,491
16,441		Series 2003-QS19, Class A1, 5.750%, 10/25/33	15,773
2,290		Series 2003-QS3, Class A2, IF, 15.981%, 02/25/18	2,391
2,573		Series 2003-QS3, Class A8, IF, IO, 7.364%, 02/25/18	326
6,748		Series 2003-QS9, Class A3, IF, IO, 7.314%, 05/25/18	976
10,265		Series 2004-QS7, Class A4, 5.500%, 05/25/34	7,283
1,895		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,718
3,000		Series 2005-QA6, Class A32, VAR, 5.643%, 05/25/35	1,830
1,754		Series 2005-QA7, Class A21, VAR, 4.822%, 07/25/35	1,107
766		Series 2006-QS4, Class A7, IF, 19.961%, 04/25/36	645
739		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	456
		Residential Asset Securitization Trust,
1,946		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,559
310		Series 2003-A14, Class A1, 4.750%, 02/25/19	305
6,101		Series 2003-A8, Class A5, 4.250%, 10/25/18	5,616
989		Series 2005-A11, Class PO, PO, 10/25/35	570
25,662		Series 2005-A2, Class A4, IF, IO, 4.814%, 03/25/35	2,550
3,567		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	2,015
		Residential Funding Mortgage Securities I,
1,193		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	1,190
1,680		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,529
1,136		Series 2003-S14, Class A4, PO, 07/25/18	988
3,349		Series 2003-S16, Class A3, 5.000%, 09/25/18	3,389
5,166		Series 2003-S7, Class A17, 4.000%, 05/25/33	4,822
539		Series 2004-S6, Class 2A6, PO, 06/25/34	401
2,464		Series 2005-SA4, Class 1A1, VAR, 3.770%, 09/25/35	1,756
232		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	166
494		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	371
60,000		SPST, Series 2009-1, Class A, 0.000%, 06/25/36	59,972
4,200		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.956%, 06/25/34	3,547
		Structured Asset Securities Corp.,
1,620		Series 2002-17, Class B1, VAR, 6.108%, 09/25/32	1,451
147		Series 2002-10H, Class 1AP, PO, 05/25/32	106
2,235		Series 2003-8, Class 1A2, 5.000%, 04/25/18	2,111
10,427		Series 2003-16, Class A3, VAR, 0.736%, 06/25/33	9,419
1,693		Series 2003-21, Class 1A3, 5.500%, 07/25/33	1,688
9,670		Series 2003-29, Class 1A1, 4.750%, 09/25/18	9,884
1,735		Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,585
5,338		Series 2003-30, Class 3A2, VAR, 0.736%, 10/25/33	4,936
1,484		Series 2003-31A, Class B1, VAR, 3.450%, 10/25/33 (i)	757
11,163		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	10,925
8,206		Series 2004-20, Class 1A3, 5.250%, 11/25/34	8,059
11,000		Series 2004-5H, Class A4, 5.540%, 12/25/33	10,512
5,226		Series 2005-6, Class 4A1, 5.000%, 05/25/35	5,115
6,942		Series 2005-6, Class 5A8, IF, 13.428%, 05/25/35	6,061
2,302		Series 2005-RF3, Class 1A, VAR, 0.586%, 06/25/35 (e)	1,725
3,603		Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.556%, 09/25/43	3,074
		WaMu Mortgage Pass-Through Certificates,
5,453		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	5,318
1,756		Series 2003-S10, Class A2, 5.000%, 10/25/18	1,795
1,118		Series 2003-S10, Class A6, PO, 10/25/18	929
11,896		Series 2003-S11, Class 2A5, IF, 16.401%, 11/25/33	11,729
4,166		Series 2003-S13, Class 23A1, VAR, 0.786%, 12/25/18	3,920
2,405		Series 2003-S4, Class 2A10, VAR, 16.814%, 06/25/33	2,174
7,837		Series 2003-S8, Class A4, 4.500%, 09/25/18	7,661
1,946		Series 2003-S8, Class A5, 4.500%, 09/25/18	1,668
2,050		Series 2003-S8, Class A6, 4.500%, 09/25/18	2,044
19,254		Series 2003-S9, Class A8, 5.250%, 10/25/33	17,479
1,005		Series 2003-S9, Class P, PO, 10/25/33	683
40,566		Series 2004-AR14, Class A1, VAR, 4.190%, 01/25/35	37,580
7,596		Series 2004-AR3, Class A1, VAR, 3.136%, 06/25/34	7,057
3,038		Series 2004-AR3, Class A2, VAR, 3.136%, 06/25/34	2,822
4,272		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	4,275
1,321		Series 2004-RS2, Class A4, 5.000%, 11/25/33	930
3,560		Series 2004-S1, Class 1A3, VAR, 0.636%, 03/25/34	3,454
646		Series 2004-S3, Class 2A3, IF, 18.189%, 07/25/34	675
761		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	335
2,000		Series 2006-AR8, Class 1A2, VAR, 5.838%, 08/25/46	1,451
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
7,774		Series 2005-1, Class 1A1, 5.500%, 03/25/35	6,604
535		Series 2005-1, Class CP, PO, 03/25/35	291
30,168		Series 2005-2, Class 1A4, IF, IO, 4.814%, 04/25/35	2,593
8,341		Series 2005-2, Class 2A3, IF, IO, 4.764%, 04/25/35	679
8,000		Series 2005-4, Class CB7, 5.500%, 06/25/35	5,701
9,696		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,247
2,550		Series 2005-6, Class 2A4, 5.500%, 08/25/35	2,076
1,176		Series 2006-1, Class 3A2, 5.750%, 02/25/36	976
		Washington Mutual MSC Mortgage Pass-Through Certificates,
262		Series 2002-MS12, Class A, 6.500%, 05/25/32	253
2,066		Series 2003-MS5, Class 1A4, VAR, 0.736%, 03/25/18	1,984
211		Series 2003-MS7, Class P, PO, 03/25/33	140
		Wells Fargo Alternative Loan Trust,
572		Series 2003-1, Class APO, PO, 09/25/33	341
1,434		Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	686
		Wells Fargo Mortgage Backed Securities Trust,
1,241		Series 2003-8, Class A9, 4.500%, 08/25/18	1,250
3,360		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,182
1,438		Series 2003-11, Class 1APO, PO, 10/25/18	1,152
3,784		Series 2003-13, Class A7, 4.500%, 11/25/18	3,813
23,651		Series 2003-15, Class 1A1, 4.750%, 12/25/18	24,176
530		Series 2003-15, Class APO, PO, 12/25/18	421
1,528		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,551
2,618		Series 2003-J, Class 2A5, 4.436%, 10/25/33	2,537
29,277		Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	28,751
1,122		Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	1,102
2,086		Series 2004-7, Class 2A1, 4.500%, 07/25/19	2,112
2,447		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,477
2,864		Series 2004-8, Class APO, PO, 08/25/19	2,213
8,811		Series 2004-B, Class A1, VAR, 4.885%, 02/25/34	8,372
5,353		Series 2004-BB, Class A4, VAR, 4.069%, 01/25/35	5,255
5,250		Series 2004-E, Class A8, VAR, 4.854%, 05/25/34	5,123
11,410		Series 2004-EE, Class 2A1, VAR, 3.122%, 12/25/34	10,880
7,762		Series 2004-EE, Class 2A2, VAR, 3.122%, 12/25/34	7,441
12,502		Series 2004-EE, Class 3A1, VAR, 3.995%, 12/25/34	12,413
4,081		Series 2004-EE, Class 3A2, VAR, 3.995%, 12/25/34	3,998
12,829		Series 2004-I, Class 1A1, VAR, 3.689%, 07/25/34	12,972
12,588		Series 2004-P, Class 2A1, VAR, 3.066%, 09/25/34	11,505
7,969		Series 2004-V, Class 1A1, VAR, 3.301%, 10/25/34	7,846
10,021		Series 2004-V, Class 1A2, VAR, 3.301%, 10/25/34	9,908
1,496		Series 2005-14, Class 2APO, PO, 12/25/35	1,040
6,629		Series 2005-AR8, Class 2A1, VAR, 3.530%, 06/25/35	6,021
731		Series 2006-5, Class 1A1, 5.250%, 04/25/36	724
1,550		Series 2007-7, Class A7, 6.000%, 06/25/37	995
11,000		Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,168
10,355		Series 2007-11, Class A14, 6.000%, 08/25/37	8,104

			1,643,342

		Total Collateralized Mortgage Obligations (Cost $4,861,382)	5,047,674

		Commercial Mortgage-Backed Securities — 1.4%
		Banc of America Commercial Mortgage, Inc.,
1,950		Series 2005-3, Class AM, 4.727%, 07/10/43	1,679
9,700		Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	10,062
2,855		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,773
9,500		Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.699%, 06/24/50 (e)	8,592
		Bear Stearns Commercial Mortgage Securities,
4,150		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	4,259
6,060		Series 2006-PW11, Class A4, VAR, 5.622%, 03/11/39	5,833
1,852		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,908
2,700		Series 2006-T24, Class A4, 5.537%, 10/12/41	2,684
2,788		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.913%, 03/15/49	2,867
6,300		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,335
25,000		Credit Suisse Mortage Capital Certificate, Series 2009-ASG, Class A, VAR, 1.485%, 11/28/39	25,000
11,000		First Union National Bank Commercial Mortgage, Series 2000-C2, Class B, VAR, 7.281%, 10/15/32	11,382
1,314		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	972
		GMAC Commercial Mortgage Securities, Inc.,
693		Series 2003-C1, Class A1, 3.337%, 05/10/36	700
14,000		Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	13,435
7,300		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,585
1,600		JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,486
		LB-UBS Commercial Mortgage Trust,
5,000		Series 2006-C1, Class A4, 5.156%, 02/15/31	4,885
3,950		Series 2008-C1, Class A2, VAR, 6.318%, 04/15/41	3,939
		Merrill Lynch Mortgage Trust,
2,500		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,481
6,950		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	7,120
4,950		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.598%, 02/12/39	4,715
		Morgan Stanley Capital I,
1,859		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,912
1,081		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,106
25		Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	26
27,950		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.073%, 08/15/39	29,705
9,943		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	9,927

		Total Commercial Mortgage-Backed Securities (Cost $163,784)	172,368

		Corporate Bonds — 12.2%
		Consumer Discretionary — 0.7%
		Broadcasting & Cable TV — 0.1%
		News America Holdings, Inc.,
1,100		8.000%, 10/17/16	1,299
1,050		8.875%, 04/26/23	1,262
		News America, Inc.,
1,500		6.900%, 08/15/39 (e)	1,634
900		7.250%, 05/18/18	1,043
4,400		7.300%, 04/30/28	4,586

			9,824

		Hotels, Restaurants & Leisure — 0.0% (g)
2,025		McDonald’s Corp., 4.300%, 03/01/13	2,182

		Media — 0.5%
		Comcast Cable Communications Holdings, Inc.,
6,417		8.375%, 03/15/13	7,512
1,250		9.455%, 11/15/22	1,631
2,200		Comcast Cable Communications LLC, 7.125%, 06/15/13	2,511
7,039		Comcast Cable Holdings LLC, 9.800%, 02/01/12	8,070
		Comcast Corp.,
2,574		5.500%, 03/15/11	2,705
1,300		5.900%, 03/15/16	1,419
1,000		6.500%, 01/15/17	1,112
		Cox Communications, Inc.,
2,600		5.450%, 12/15/14	2,831
1,740		7.750%, 11/01/10	1,828
3,365		Historic TW, Inc., 9.150%, 02/01/23	4,238
1,337		TCI Communications, Inc., 7.125%, 02/15/28	1,421
		Thomson Reuters Corp., (Canada),
2,150		4.700%, 10/15/19	2,210
1,125		5.950%, 07/15/13	1,264
		Time Warner Cable, Inc.,
1,700		5.850%, 05/01/17	1,812
2,150		6.750%, 07/01/18	2,400
2,000		6.750%, 06/15/39	2,126
2,450		7.300%, 07/01/38	2,762
650		8.250%, 02/14/14	769
2,150		8.250%, 04/01/19	2,617
		Time Warner Entertainment Co. LP,
2,020		8.375%, 03/15/23	2,407
2,165		10.150%, 05/01/12	2,526
255		Time Warner, Inc., 7.700%, 05/01/32	299
3,190		Viacom, Inc., 6.250%, 04/30/16	3,522

			59,992

		Multiline Retail — 0.0% (g)
1,000		Kohl’s Corp., 6.250%, 12/15/17	1,124
		Target Corp.,
2,100		6.000%, 01/15/18	2,389
1,900		7.000%, 01/15/38	2,290

			5,803

		Specialty Retail — 0.1%
4,600		Home Depot, Inc., 5.400%, 03/01/16	4,904
1,775		Staples, Inc., 9.750%, 01/15/14	2,147

			7,051

		Total Consumer Discretionary	84,852

		Consumer Staples — 0.6%
		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
1,000		5.500%, 01/15/18	1,047
1,100		5.750%, 04/01/36	1,088
		Anheuser-Busch InBev Worldwide, Inc.,
800		7.200%, 01/15/14 (e)	919
2,350		7.750%, 01/15/19 (e)	2,818
		Coca-Cola Co. (The),
1,550		3.625%, 03/15/14	1,629
1,550		4.875%, 03/15/19	1,676
1,650		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,882
2,780		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	3,269
		Diageo Finance BV, (Netherlands),
2,150		5.300%, 10/28/15	2,386
3,600		5.500%, 04/01/13	3,949
3,975		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,216
1,900		Miller Brewing Co., 5.500%, 08/15/13 (e)	2,059
1,075		PepsiCo, Inc., 7.900%, 11/01/18	1,366
850		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	963

			29,267

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
2,225		7.500%, 01/15/14	2,592
2,876		8.050%, 02/01/10	2,908
		Wal-Mart Stores, Inc.,
1,820		4.550%, 05/01/13	1,977
1,200		5.250%, 09/01/35	1,209
1,050		6.200%, 04/15/38	1,186
700		7.550%, 02/15/30	909

			10,781

		Food Products — 0.3%
		Bunge Ltd. Finance Corp.,
1,025		5.875%, 05/15/13	1,093
4,760		8.500%, 06/15/19	5,548
605		Bunge N.A. Finance LP, 5.900%, 04/01/17	609
		Cargill, Inc.,
1,650		5.200%, 01/22/13 (e)	1,780
900		6.375%, 06/01/12 (e)	987
2,850		7.350%, 03/06/19 (e)	3,388
1,810		General Mills, Inc., 6.000%, 02/15/12	1,977
		Kellogg Co.,
1,500		4.250%, 03/06/13	1,602
2,600		5.125%, 12/03/12	2,850
		Kraft Foods, Inc.,
4,250		6.125%, 02/01/18	4,558
3,605		6.500%, 08/11/17	3,971
1,000		6.750%, 02/19/14	1,126
1,600		6.875%, 02/01/38	1,729
2,700		6.875%, 01/26/39	2,917

			34,135

		Household Products — 0.0% (g)
500		Kimberly-Clark Corp., 7.500%, 11/01/18	632
2,451		Procter & Gamble - ESOP, 9.360%, 01/01/21	3,103
1,000		Procter & Gamble Co., 5.500%, 02/01/34	1,046

			4,781

		Total Consumer Staples	78,964

		Energy — 0.7%
		Energy Equipment & Services — 0.1%
		Halliburton Co.,
750		6.150%, 09/15/19	854
5,050		7.450%, 09/15/39	6,378

			7,232

		Oil, Gas & Consumable Fuels — 0.6%
455		Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	534
		Anadarko Petroleum Corp.,
405		5.750%, 06/15/14	443
5,500		7.625%, 03/15/14	6,368
1,100		8.700%, 03/15/19	1,378
		Canadian Natural Resources Ltd., (Canada),
400		5.900%, 02/01/18	436
2,000		6.750%, 02/01/39	2,263
2,495		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	2,645
6,500		Chevron Corp., 4.950%, 03/03/19	7,052
1,040		Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,233
		ConocoPhillips,
1,500		5.200%, 05/15/18	1,611
2,000		5.750%, 02/01/19	2,218
1,450		6.000%, 01/15/20	1,629
1,450		6.500%, 02/01/39	1,648
4,394		8.750%, 05/25/10	4,572
900		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	984
2,750		EnCana Corp., (Canada), 6.500%, 05/15/19	3,108
1,800		EOG Resources, Inc., 6.875%, 10/01/18	2,130
1,155		Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,245
1,230		Kerr-McGee Corp., 6.950%, 07/01/24	1,337
1,980		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,248
		Marathon Oil Corp.,
3,100		5.900%, 03/15/18	3,328
2,800		6.000%, 10/01/17	3,045
1,150		PC Financial Partnership, 5.000%, 11/15/14	1,226
3,200		Petro-Canada, (Canada), 6.800%, 05/15/38	3,524
2,045		Pioneer Natural Resources Co., 5.875%, 07/15/16	1,924
		Shell International Finance BV, (Netherlands),
3,000		4.300%, 09/22/19	3,075
6,000		6.375%, 12/15/38	6,960
900		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,002
475		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	569
300		Tosco Corp., 7.800%, 01/01/27	359
		XTO Energy, Inc.,
3,000		4.625%, 06/15/13	3,159
2,800		5.750%, 12/15/13	3,089

			76,342

		Total Energy	83,574

		Financials — 6.6%
		Capital Markets — 1.4%
		Bank of New York Mellon Corp. (The),
3,750		4.600%, 01/15/20	3,840
1,000		5.125%, 08/27/13	1,098
		Bear Stearns Cos., LLC (The),
1,000		5.700%, 11/15/14 (y)	1,106
1,400		7.250%, 02/01/18 (y)	1,619
		Credit Suisse USA, Inc.,
1,200		4.875%, 01/15/15	1,281
1,803		5.125%, 01/15/14	1,940
2,995		5.500%, 08/15/13 (c)	3,300
15,099		6.125%, 11/15/11 (c)	16,453
2,500		FMR LLC, 6.450%, 11/15/39 (e)	2,523
2,095		Goldman Sachs Capital I, 6.345%, 02/15/34	1,952
		Goldman Sachs Group, Inc. (The),
600		3.625%, 08/01/12	624
2,694		4.750%, 07/15/13	2,862
3,185		5.150%, 01/15/14	3,387
3,210		5.250%, 10/15/13	3,460
10		5.700%, 09/01/12	11
12,900		5.950%, 01/18/18	13,802
650		6.150%, 04/01/18	702
7,470		6.250%, 09/01/17	8,142
5,056		6.600%, 01/15/12	5,531
1,600		6.750%, 10/01/37	1,647
10,716		6.875%, 01/15/11	11,366
2,630		7.500%, 02/15/19	3,106
		Jefferies Group, Inc.,
5,600		6.450%, 06/08/27	4,766
2,750		7.750%, 03/15/12	2,985
1,125		8.500%, 07/15/19	1,238
		Lehman Brothers Holdings, Inc.,
151		3.950%, 11/10/09 (d)	29
3,480		4.800%, 03/13/14 (d)	679
800		5.750%, 05/17/13 (d)	156
3,000		6.000%, 07/19/12 (d)	585
3,962		6.625%, 01/18/12 (d)	772
450		6.750%, 12/28/17 (d)	–	(h)
219		7.875%, 11/01/09 (d)	43
		Merrill Lynch & Co., Inc.,
500		4.790%, 08/04/10	511
700		5.000%, 01/15/15	718
3,723		5.450%, 07/15/14	3,915
1,000		5.700%, 05/02/17	992
550		6.050%, 08/15/12	592
6,379		6.150%, 04/25/13	6,864
3,412		6.400%, 08/28/17	3,580
6,348		6.875%, 04/25/18	6,809
		Morgan Stanley,
4,263		4.200%, 11/20/14	4,283
1,485		4.250%, 05/15/10	1,506
2,711		4.750%, 04/01/14	2,759
1,000		5.300%, 03/01/13	1,069
2,900		5.625%, 09/23/19	2,937
1,300		5.750%, 08/31/12	1,408
5,800		6.000%, 05/13/14	6,320
3,294		6.000%, 04/28/15	3,579
1,070		6.250%, 08/28/17	1,146
8,078		6.600%, 04/01/12	8,824
2,225		6.625%, 04/01/18	2,414
12,306		6.750%, 04/15/11	13,126
504		8.000%, 06/15/10	522
887		Northern Trust Corp., 5.500%, 08/15/13	988
4,297		State Street Corp., 7.650%, 06/15/10	4,445
		UBS AG, (Switzerland),
2,400		5.750%, 04/25/18	2,480
1,025		5.875%, 12/20/17	1,064

			183,856

		Commercial Banks — 1.4%
		Barclays Bank plc, (United Kingdom),
7,200		2.500%, 01/23/13	7,222
1,100		5.000%, 09/22/16	1,141
5,500		5.200%, 07/10/14	5,902
2,000		5.450%, 09/12/12	2,176
3,700		6.050%, 12/04/17 (c) (e)	3,852
		BB&T Corp.,
2,350		3.375%, 09/25/13	2,393
3,750		3.850%, 07/27/12	3,911
2,750		4.900%, 06/30/17	2,719
5,000		6.850%, 04/30/19	5,690
598		Branch Banking & Trust Co., 4.875%, 01/15/13	634
1,500		Cadets Trust, 4.800%, 07/15/13 (e)	1,454
		Credit Suisse, (Switzerland),
2,700		3.450%, 07/02/12	2,812
2,000		5.500%, 05/01/14	2,194
3,520		Deutsche Bank AG, (Germany), 3.875%, 08/18/14	3,636
1,450		Fifth Third Bancorp, 5.450%, 01/15/17	1,308
1,750		Huntington National Bank (The), 8.000%, 04/01/10	1,757
3,150		KeyBank N.A., 5.500%, 09/17/12	3,274
1,650		Keycorp, 6.500%, 05/14/13	1,728
4,500		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,717
2,750		Marshall & Ilsley Corp., 5.350%, 04/01/11 (c)	2,695
		National City Bank,
4,000		5.800%, 06/07/17	4,150
1,800		VAR, 0.393%, 01/21/10	1,800
2,400		PNC Funding Corp., 5.250%, 11/15/15	2,524
1,200		Regions Financial Corp., 7.375%, 12/10/37	939
1,250		State Street Corp., 4.300%, 05/30/14	1,328
		SunTrust Banks, Inc.,
4,015		5.250%, 11/05/12 (c)	4,225
1,000		6.000%, 09/11/17	1,009
2,021		6.375%, 04/01/11	2,133
505		7.250%, 03/15/18	537
		U.S. Bancorp,
4,299		2.875%, 11/20/14	4,312
1,400		7.500%, 06/01/26	1,440
		U.S. Bank N.A.,
690		6.375%, 08/01/11	749
7,068		7.125%, 12/01/09	7,069
		Wachovia Bank N.A.,
2,700		6.600%, 01/15/38	2,879
1,862		7.800%, 08/18/10	1,948
4,430		VAR, 0.629%, 03/15/16	3,961
		Wachovia Corp.,
2,130		4.875%, 02/15/14	2,216
3,900		5.500%, 05/01/13	4,224
1,750		5.750%, 06/15/17	1,841
9,350		5.750%, 02/01/18	9,834
		Wells Fargo & Co.,
16,700		3.750%, 10/01/14	16,837
2,340		4.200%, 01/15/10	2,350
8,185		5.625%, 12/11/17	8,541
		Wells Fargo Bank N.A.,
970		4.750%, 02/09/15	1,002
4,000		5.750%, 05/16/16	4,198
319		6.450%, 02/01/11	337
5,328		7.550%, 06/21/10	5,527
		Westpac Banking Corp., (Australia),
4,800		4.200%, 02/27/15	4,967
10,711		4.875%, 11/19/19	10,875

			174,967

		Consumer Finance — 0.5%
		American Express Credit Corp.,
4,100		5.875%, 05/02/13	4,445
5,650		7.300%, 08/20/13	6,418
1,479		American General Finance Corp., 5.375%, 10/01/12	1,214
517		Capital One Bank USA N.A., 5.750%, 09/15/10	534
		Capital One Financial Corp.,
1,175		5.700%, 09/15/11	1,242
3,105		6.250%, 11/15/13	3,407
5,300		6.750%, 09/15/17	5,840
2,970		7.375%, 05/23/14	3,406
		HSBC Finance Corp.,
311		4.750%, 07/15/13	326
2,000		5.000%, 06/30/15	2,078
1,600		5.250%, 01/15/14	1,694
200		5.500%, 01/19/16	213
2,251		6.375%, 10/15/11	2,409
1,078		6.375%, 11/27/12	1,178
4,500		7.000%, 05/15/12	4,941
308		7.350%, 11/27/32	316
2,752		8.000%, 07/15/10	2,863
1,700		VAR, 0.534%, 01/15/14	1,574
		John Deere Capital Corp.,
450		4.500%, 04/03/13	482
4,750		5.250%, 10/01/12	5,204
		SLM Corp.,
3,800		4.000%, 01/15/10	3,797
2,437		5.375%, 01/15/13	2,180
1,750		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,847

			57,608

		Diversified Financial Services — 2.1%
		Associates Corp. of North America,
5,700		6.950%, 11/01/18	5,865
1,400		7.950%, 02/15/10	1,405
18,700		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	20,201
		Bank of America Corp.,
5,500		4.900%, 05/01/13	5,749
1,000		5.625%, 10/14/16	1,026
5,000		6.500%, 08/01/16	5,313
3,000		7.375%, 05/15/14	3,367
3,079		7.400%, 01/15/11	3,247
1,100		7.625%, 06/01/19	1,260
11,953		7.800%, 02/15/10	12,106
7,420		Bank of America N.A., 5.300%, 03/15/17	7,272
		Caterpillar Financial Services Corp.,
1,850		4.850%, 12/07/12	2,015
1,900		4.900%, 08/15/13	2,054
1,000		5.450%, 04/15/18	1,069
900		5.500%, 03/15/16	979
4,800		6.200%, 09/30/13	5,368
3,500		7.050%, 10/01/18	4,151
600		7.150%, 02/15/19	721
		Citigroup, Inc.,
1,500		4.700%, 05/29/15	1,474
2,400		5.500%, 04/11/13	2,481
6,000		5.500%, 10/15/14	6,112
1,000		5.500%, 02/15/17	952
5,286		5.625%, 08/27/12	5,489
9,900		6.000%, 08/15/17	9,934
2,250		6.125%, 11/21/17	2,261
3,675		6.375%, 08/12/14	3,866
2,850		8.125%, 07/15/39	3,133
3,975		8.500%, 05/22/19	4,489
		CME Group, Inc.,
7,200		5.400%, 08/01/13	7,864
700		5.750%, 02/15/14	779
1,225		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,371
400		Diageo Investment Corp., 9.000%, 08/15/11	450
		General Electric Capital Corp.,
2,000		4.375%, 11/21/11	2,101
1,305		4.375%, 09/21/15	1,342
16,000		5.250%, 10/19/12	17,260
1,500		5.400%, 02/15/17	1,547
4,400		5.625%, 09/15/17	4,590
18,000		5.625%, 05/01/18	18,559
24,603		5.875%, 02/15/12	26,582
1,900		5.875%, 01/14/38	1,764
4,700		5.900%, 05/13/14	5,155
24,792		6.000%, 06/15/12	26,971
4,941		6.750%, 03/15/32	5,067
900		6.875%, 01/10/39	944
2,625		VAR, 0.404%, 04/10/12	2,550
		International Lease Finance Corp.,
1,287		5.875%, 05/01/13	1,020
5,300		6.375%, 03/25/13	4,266
		National Rural Utilities Cooperative Finance Corp.,
530		2.625%, 09/16/12	540
3,550		4.750%, 03/01/14	3,846
605		10.375%, 11/01/18	818
2,400		Textron Financial Corp., 5.400%, 04/28/13	2,374

			261,119

		Insurance — 1.0%
2,500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	2,695
		American International Group, Inc.,
3,284		4.250%, 05/15/13	2,875
2,800		5.450%, 05/18/17	2,130
1,425		5.600%, 10/18/16	1,096
5,641		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,211
		Berkshire Hathaway Finance Corp.,
3,500		4.000%, 04/15/12	3,705
3,800		4.600%, 05/15/13	4,087
750		5.000%, 08/15/13	825
6,200		5.400%, 05/15/18	6,645
1,130		Chubb Corp. (The), 5.750%, 05/15/18	1,252
4,800		Genworth Global Funding Trusts, 5.200%, 10/08/10	4,917
		Jackson National Life Global Funding,
2,000		5.375%, 05/08/13 (e)	2,063
4,115		6.125%, 05/30/12 (e)	4,414
2,469		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	2,559
2,980		Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,007
		MassMutual Global Funding II,
4,059		3.500%, 03/15/10 (e)	4,078
2,000		3.625%, 07/16/12 (e)	2,079
3,200		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	3,171
815		MetLife, Inc., 6.817%, 08/15/18	929
		Metropolitan Life Global Funding I,
8,000		2.875%, 09/17/12 (e)	8,097
3,000		5.125%, 04/10/13 (e)	3,218
2,497		5.200%, 09/18/13 (e)	2,650
1,450		5.750%, 07/25/11 (e)	1,532
1,000		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,050
		Nationwide Financial Services,
1,130		5.900%, 07/01/12	1,195
1,661		6.250%, 11/15/11	1,735
		New York Life Global Funding,
5,910		4.650%, 05/09/13 (e)	6,324
5,914		5.375%, 09/15/13 (e)	6,528
2,500		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	2,655
6,400		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,817
		Principal Life Global Funding I,
1,600		5.050%, 03/15/15 (e)	1,589
11,236		6.250%, 02/15/12 (e)	11,928
		Principal Life Income Funding Trusts,
1,750		5.150%, 06/17/11	1,810
2,950		5.300%, 12/14/12	3,182
1,425		5.300%, 04/24/13	1,521
4,955		Protective Life Secured Trusts, 4.000%, 04/01/11	5,063
1,070		Travelers Cos, Inc. (The), 5.800%, 05/15/18	1,178
890		Travelers Property Casualty Corp., 5.000%, 03/15/13	958

			126,768

		Oil, Gas & Consumable Fuels — 0.1%
		BP Capital Markets plc, (United Kingdom),
1,380		3.125%, 03/10/12	1,437
9,100		5.250%, 11/07/13	10,124

			11,561

		Real Estate Investment Trusts (REITs) — 0.1%
2,050		HRPT Properties Trust, 6.650%, 01/15/18	1,945
		Simon Property Group LP,
1,775		5.625%, 08/15/14	1,884
2,120		6.100%, 05/01/16	2,242
1,645		6.750%, 05/15/14	1,802
4,092		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	4,300

			12,173

		Thrifts & Mortgage Finance — 0.0% (g)
6,270		Countrywide Home Loans, Inc., 4.000%, 03/22/11	6,405

		Total Financials	834,457

		Health Care — 0.2%
		Biotechnology — 0.0% (g)
1,975		Amgen, Inc., 5.700%, 02/01/19	2,195

		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
1,150		4.000%, 03/01/14	1,216
500		4.625%, 03/15/15	543
700		Becton Dickinson and Co., 5.000%, 05/15/19	752

			2,511

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
492		5.875%, 06/15/17	526
340		7.000%, 02/15/19	391

			917

		Pharmaceuticals — 0.2%
350		Abbott Laboratories, 6.150%, 11/30/37	396
3,200		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,584
1,095		Eli Lilly & Co., 3.550%, 03/06/12	1,152
		GlaxoSmithKline Capital, Inc.,
1,000		4.375%, 04/15/14	1,077
3,100		4.850%, 05/15/13	3,384
2,100		6.375%, 05/15/38	2,406
7,300		Pfizer, Inc., 4.450%, 03/15/12	7,779
1,040		Schering-Plough Corp., 6.000%, 09/15/17	1,182
790		Wyeth, 6.450%, 02/01/24	911

			21,871

		Total Health Care	27,494

		Industrials — 0.4%
		Aerospace & Defense — 0.1%
		Boeing Co. (The),
250		3.500%, 02/15/15	259
500		4.875%, 02/15/20	520
1,500		Honeywell International, Inc., 5.300%, 03/01/18	1,631
		Lockheed Martin Corp.,
1,660		7.750%, 05/01/26	2,067
1,399		8.500%, 12/01/29	1,877
		Northrop Grumman Systems Corp.,
2,700		7.125%, 02/15/11	2,877
1,100		7.750%, 03/01/16	1,345
1,000		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	1,044
5		United Technologies Corp., 6.100%, 05/15/12	6

			11,626

		Air Freight & Logistics — 0.0% (g)
1,700		United Parcel Service, Inc., 5.500%, 01/15/18	1,869

		Airlines — 0.0% (g)
		Continental Airlines, Inc.,
576		7.256%, 03/15/20 (c)	536
1,000		7.487%, 10/02/10	990

			1,526

		Building Products — 0.0% (g)
800		Masco Corp., 5.850%, 03/15/17	745

		Commercial Services & Supplies — 0.0% (g)
2,850		Allied Waste North America, Inc., 6.875%, 06/01/17	3,018
1,365		Waste Management, Inc., 7.375%, 03/11/19	1,616

			4,634

		Industrial Conglomerates — 0.0% (g)
1,350		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,499

		Machinery — 0.1%
2,650		Eaton Corp., 5.600%, 05/15/18	2,857
775		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	835
350		PACCAR, Inc., 6.375%, 02/15/12	384
775		Parker Hannifin Corp., 5.500%, 05/15/18	846

			4,922

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
700		6.750%, 07/15/11	761
1,300		7.000%, 02/01/14	1,508
2,223		7.125%, 12/15/10	2,372
1,300		7.290%, 06/01/36	1,540
		CSX Corp.,
850		6.300%, 03/15/12	931
700		7.375%, 02/01/19	831
400		Erac USA Finance Co., 6.375%, 10/15/17 (e)	415
2,853		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	3,105
		Norfolk Southern Corp.,
299		5.590%, 05/17/25	317
871		5.640%, 05/17/29	887
2,500		6.750%, 02/15/11	2,655
326		7.250%, 02/15/31	399
135		7.700%, 05/15/17	164
34		7.800%, 05/15/27	43
		Union Pacific Corp.,
175		4.875%, 01/15/15	187
1,800		5.650%, 05/01/17	1,945
1,700		5.700%, 08/15/18	1,845
3,000		7.000%, 02/01/16	3,441
1,000		7.875%, 01/15/19	1,250

			24,596

		Total Industrials	51,417

		Information Technology — 0.4%
		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
1,500		5.500%, 02/22/16	1,688
2,360		5.500%, 01/15/40	2,346
3,100		5.900%, 02/15/39	3,247

			7,281

		Computers & Peripherals — 0.2%
		Dell, Inc.,
570		5.650%, 04/15/18	613
1,900		7.100%, 04/15/28	2,097
		Hewlett-Packard Co.,
650		2.950%, 08/15/12	673
1,000		4.500%, 03/01/13	1,080
1,900		4.750%, 06/02/14	2,072
2,525		5.400%, 03/01/17	2,798
4,400		6.125%, 03/01/14	5,017
		International Business Machines Corp.,
3,950		5.700%, 09/14/17	4,462
660		6.220%, 08/01/27	731
4,500		7.625%, 10/15/18	5,688

			25,231

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,120		Arrow Electronics, Inc., 6.875%, 07/01/13	1,243

		IT Services — 0.0% (g)
2,950		Electronic Data Systems LLC, 6.000%, 08/01/13	3,321

		Office Electronics — 0.0% (g)
310		Xerox Corp., 8.250%, 05/15/14	361

		Software — 0.1%
850		Intuit, Inc., 5.750%, 03/15/17	908
		Oracle Corp.,
5,300		5.000%, 07/08/19	5,640
2,320		5.250%, 01/15/16	2,560
3,400		5.750%, 04/15/18	3,781
850		6.500%, 04/15/38	971

			13,860

		Total Information Technology	51,297

		Materials — 0.3%
		Chemicals — 0.2%
850		Air Products & Chemicals, Inc., 4.150%, 02/01/13	897
1,680		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,711
		Dow Chemical Co. (The),
1,670		4.850%, 08/15/12	1,765
650		6.000%, 10/01/12	707
1,776		6.125%, 02/01/11	1,852
1,345		7.375%, 11/01/29	1,444
		EI Du Pont de Nemours & Co.,
125		4.125%, 03/06/13	133
500		4.875%, 04/30/14	546
3,800		6.000%, 07/15/18	4,305
3,750		Monsanto Co., 7.375%, 08/15/12	4,328
1,450		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	1,557
2,150		PPG Industries, Inc., 5.750%, 03/15/13	2,328
		Praxair, Inc.,
850		4.375%, 03/31/14	916
1,900		4.625%, 03/30/15	2,079
1,295		5.250%, 11/15/14	1,454

			26,022

		Diversified Financial Services — 0.0% (g)
1,150		BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	1,280

		Metals & Mining — 0.1%
		Alcoa, Inc.,
2,190		5.550%, 02/01/17	2,200
2,800		6.000%, 07/15/13	2,978
1,600		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	1,746
3,400		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	3,732

			10,656

		Total Materials	37,958

		Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 1.0%
6,950		AT&T Corp., 8.000%, 11/15/31	8,535
		AT&T, Inc.,
8,300		4.950%, 01/15/13	8,977
1,120		5.100%, 09/15/14	1,220
1,025		5.500%, 02/01/18	1,086
1,300		5.600%, 05/15/18	1,385
2,295		5.625%, 06/15/16	2,521
5,000		6.300%, 01/15/38	5,195
1,288		Bellsouth Capital Funding Corp., 7.750%, 02/15/10	1,307
1,330		BellSouth Corp., 5.200%, 09/15/14	1,453
2,099		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15 (c)	2,275
		British Telecommunications plc, (United Kingdom),
5,000		5.150%, 01/15/13	5,297
2,800		5.950%, 01/15/18	2,891
8,236		9.125%, 12/15/10	8,840
300		9.625%, 12/15/30	384
		Deutsche Telekom International Finance BV, (Netherlands),
4,200		4.875%, 07/08/14	4,488
785		5.250%, 07/22/13	848
2,025		6.000%, 07/08/19	2,218
200		8.750%, 06/15/30	261
		France Telecom S.A., (France),
7,133		7.750%, 03/01/11	7,700
1,000		8.500%, 03/01/31	1,375
1,000		GTE Corp., 8.750%, 11/01/21	1,232
47		Nynex Corp., 9.550%, 05/01/10	49
		Telecom Italia Capital S.A., (Luxembourg),
2,900		4.950%, 09/30/14	3,062
2,300		5.250%, 11/15/13	2,454
1,350		6.175%, 06/18/14	1,490
2,125		6.999%, 06/04/18	2,369
		Telefonica Emisiones S.A.U., (Spain),
4,000		5.855%, 02/04/13	4,397
1,500		5.877%, 07/15/19	1,647
1,000		Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	1,053
2,629		TELUS Corp., (Canada), 8.000%, 06/01/11	2,879
		Verizon Communications, Inc.,
2,175		5.500%, 02/15/18	2,312
250		5.550%, 02/15/16	275
3,000		7.350%, 04/01/39	3,569
1,500		8.750%, 11/01/18	1,904
6,498		Verizon Florida LLC, 6.125%, 01/15/13	7,072
		Verizon Global Funding Corp.,
8,808		7.250%, 12/01/10	9,357
1,540		7.375%, 09/01/12	1,761
		Verizon Maryland, Inc.,
823		6.125%, 03/01/12	888
3,100		7.150%, 05/01/23	3,263
900		Verizon New England, Inc., 4.750%, 10/01/13	956
880		Verizon New York, Inc., 7.375%, 04/01/32	973
1,232		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	1,396
2,788		Verizon Virginia, Inc., 4.625%, 03/15/13	2,935

			125,549

		Wireless Telecommunication Services — 0.1%
		New Cingular Wireless Services, Inc.,
6,983		7.875%, 03/01/11	7,553
1,215		8.750%, 03/01/31	1,595
1,500		Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,653
		Vodafone Group plc, (United Kingdom),
5,125		5.000%, 09/15/15	5,508
753		5.450%, 06/10/19	800

			17,109

		Total Telecommunication Services	142,658

		Utilities — 1.2%
		Electric Utilities — 0.9%
		Alabama Power Co.,
711		4.700%, 12/01/10 (c)	737
700		6.125%, 05/15/38	784
1,110		Arizona Public Service Co., 4.650%, 05/15/15	1,147
		Carolina Power & Light Co.,
2,177		5.125%, 09/15/13	2,373
2,000		5.300%, 01/15/19	2,173
		CenterPoint Energy Houston Electric LLC,
3,100		5.750%, 01/15/14	3,421
725		7.000%, 03/01/14	839
3,450		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,180
1,550		Columbus Southern Power Co., 6.050%, 05/01/18	1,683
925		Connecticut Light & Power Co., 5.650%, 05/01/18	1,012
		Duke Energy Carolinas LLC,
1,400		5.100%, 04/15/18	1,500
1,795		5.625%, 11/30/12	1,997
1,816		6.250%, 01/15/12 (c)	1,993
1,875		Duke Energy Corp., 3.950%, 09/15/14	1,936
3,100		Duke Energy Indiana, Inc., 6.350%, 08/15/38	3,552
4,600		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	4,752
1,470		FirstEnergy Corp., 7.375%, 11/15/31	1,643
		Florida Power & Light Co.,
500		5.950%, 10/01/33	547
1,000		5.950%, 02/01/38	1,099
		Florida Power Corp.,
500		4.800%, 03/01/13	537
1,125		5.650%, 06/15/18	1,245
700		6.400%, 06/15/38	798
		FPL Group Capital, Inc.,
900		5.350%, 06/15/13	981
1,200		6.000%, 03/01/19	1,338
1,600		7.875%, 12/15/15	1,967
		Georgia Power Co.,
400		5.950%, 02/01/39	438
1,100		6.000%, 11/01/13	1,247
340		Indiana Michigan Power Co., 7.000%, 03/15/19	391
300		Jersey Central Power & Light Co., 7.350%, 02/01/19	354
314		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	318
700		Midamerican Energy Co., 5.300%, 03/15/18	748
		Nevada Power Co.,
950		6.500%, 08/01/18	1,053
1,825		7.125%, 03/15/19	2,095
1,625		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,667
		Nisource Finance Corp.,
2,560		6.150%, 03/01/13	2,746
325		7.875%, 11/15/10	342
1,850		10.750%, 03/15/16	2,238
2,400		Ohio Power Co., 5.750%, 09/01/13	2,600
820		Oncor Electric Delivery Co., 5.950%, 09/01/13	896
		Pacific Gas & Electric Co.,
1,980		5.625%, 11/30/17	2,191
750		8.250%, 10/15/18	948
		PacifiCorp,
250		5.500%, 01/15/19	273
1,000		5.650%, 07/15/18	1,104
125		6.900%, 11/15/11	139
900		Peco Energy Co., 5.350%, 03/01/18	985
675		Pepco Holdings, Inc., 6.450%, 08/15/12	731
1,320		Potomac Electric Power Co., 6.500%, 11/15/37	1,518
730		Progress Energy, Inc., 6.050%, 03/15/14	809
		PSEG Power LLC,
2,190		5.500%, 12/01/15	2,381
2,191		7.750%, 04/15/11	2,366
1,255		8.625%, 04/15/31	1,676
275		Public Service Co. of Colorado, 5.800%, 08/01/18	309
3,350		Public Service Co. of Oklahoma, 6.625%, 11/15/37	3,681
		Public Service Electric & Gas Co.,
825		5.300%, 05/01/18	889
1,138		5.375%, 11/01/39	1,151
5,300		6.330%, 11/01/13	6,008
		Southern California Edison Co.,
1,200		4.150%, 09/15/14	1,275
1,400		5.500%, 08/15/18	1,547
1,650		5.750%, 03/15/14	1,848
645		5.950%, 02/01/38	709
2,450		6.050%, 03/15/39	2,733
580		Southern Co. (The), 4.150%, 05/15/14	611
		Spectra Energy Capital LLC,
2,900		5.500%, 03/01/14 (c)	3,065
350		5.668%, 08/15/14	377
3,645		6.250%, 02/15/13	3,976
3,850		8.000%, 10/01/19	4,566
		Virginia Electric and Power Co.,
2,550		5.100%, 11/30/12	2,794
4,600		5.400%, 04/30/18	4,970
800		5.950%, 09/15/17	892

			117,889

		Gas Utilities — 0.1%
1,200		ANR Pipeline Co., 9.625%, 11/01/21	1,681
		Atmos Energy Corp.,
320		5.125%, 01/15/13	343
690		8.500%, 03/15/19	865
530		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	570
1,646		KeySpan Gas East Corp., 7.875%, 02/01/10	1,664
1,950		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	2,152
1,037		Southern California Gas Co., 4.800%, 10/01/12	1,127
70		Texas Eastern Transmission LP, 7.300%, 12/01/10	74
		TransCanada Pipelines Ltd., (Canada),
1,515		4.000%, 06/15/13	1,581
1,500		6.200%, 10/15/37	1,646
1,900		6.500%, 08/15/18	2,192
2,100		7.250%, 08/15/38	2,560

			16,455

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
1,879		6.250%, 06/30/12	2,064
1,200		7.000%, 06/15/38	1,428
1,600		8.875%, 01/15/19	2,049
3,250		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	3,779
1,550		PG&E Corp., 5.750%, 04/01/14	1,708
		Sempra Energy,
2,300		6.150%, 06/15/18	2,515
900		6.500%, 06/01/16	1,003
2,760		8.900%, 11/15/13	3,288
1,550		9.800%, 02/15/19	2,013
		Wisconsin Electric Power Co.,
1,400		6.000%, 04/01/14	1,594
1,295		6.250%, 12/01/15	1,516

			22,957

		Water Utilities — 0.0% (g)
2,025		American Water Capital Corp., 6.085%, 10/15/17	2,170

		Total Utilities	159,471

		Total Corporate Bonds (Cost $1,460,713)	1,552,142

		Foreign Government Securities — 0.1%
560		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	665
		United Mexican States, (Mexico),
2,035		5.875%, 01/15/14 (c)	2,213
3,398		6.375%, 01/16/13	3,763
850		6.625%, 03/03/15	950
4,881		7.500%, 04/08/33	5,833
2,925		8.300%, 08/15/31	3,773

		Total Foreign Government Securities (Cost $14,873)	17,197

		Mortgage Pass-Through Securities — 16.9%
		Federal Home Loan Mortgage Corp.,
285		ARM, 2.873%, 09/01/32	294
68		ARM, 3.125%, 07/01/26	70
4,275		ARM, 3.255%, 09/01/34	4,357
145		ARM, 3.352%, 07/01/19	148
107		ARM, 3.457%, 04/01/30	109
267		ARM, 3.558%, 01/01/27	274
6,514		ARM, 3.643%, 05/01/33	6,644
2,194		ARM, 3.653%, 04/01/34	2,246
2,557		ARM, 3.980%, 01/01/35	2,621
1,242		ARM, 4.189%, 12/01/33	1,277
1,053		ARM, 4.279%, 01/01/37	1,098
1,392		ARM, 5.052%, 08/01/35	1,451
2,152		ARM, 5.165%, 02/01/36	2,239
1,873		ARM, 5.170%, 11/01/36	1,963
7,946		ARM, 5.421%, 05/01/38	8,398
2,737		ARM, 5.434%, 07/01/37	2,857
12,743		ARM, 5.543%, 05/01/36	13,428
4,723		ARM, 5.549%, 12/01/35	4,973
12,305		ARM, 5.566%, 05/01/36	12,975
10,539		ARM, 5.657%, 03/01/36	11,087
9,700		ARM, 5.717%, 02/01/37	10,274
12,434		ARM, 5.749%, 04/01/38	13,177
9,122		ARM, 5.753%, 03/01/36	9,562
4,542		ARM, 5.800%, 07/01/36	4,762
11,649		ARM, 5.812%, 06/01/37	12,402
12,811		ARM, 5.813%, 05/01/37	13,559
9,503		ARM, 5.824%, 04/01/37	10,138
8,287		ARM, 5.847%, 05/01/37	8,807
4,688		ARM, 5.849%, 06/01/36	5,017
5,312		ARM, 5.852%, 10/01/36	5,628
3,145		ARM, 5.869%, 05/01/36	3,318
2,359		ARM, 5.883%, 05/01/37	2,508
12,834		ARM, 5.904%, 01/01/37	13,630
734		ARM, 5.938%, 02/01/37	779
14,651		ARM, 5.952%, 11/01/36	15,532
8,092		ARM, 5.973%, 05/01/37	8,635
6,059		ARM, 5.978%, 10/01/36	6,352
7,774		ARM, 5.985%, 03/01/37	8,264
4,271		ARM, 5.990%, 02/01/37	4,540
15,317		ARM, 5.994%, 04/01/37	16,293
3,683		ARM, 6.024%, 04/01/37	3,915
17,499		ARM, 6.032%, 06/01/36	18,494
27,359		ARM, 6.033%, 12/01/36	29,035
10,226		ARM, 6.075%, 09/01/36	10,834
1,759		ARM, 6.170%, 12/01/36	1,861
23,649		ARM, 6.173%, 12/01/36	25,170
5,840		ARM, 6.202%, 05/01/37	6,229
4,574		ARM, 6.238%, 03/01/37	4,843
11,736		ARM, 6.250%, 09/01/36	12,456
19,016		ARM, 6.261%, 02/01/37	20,227
9,897		ARM, 6.300%, 05/01/37	10,558
23,436		ARM, 6.303%, 10/01/36	24,894
27,503		ARM, 6.306%, 03/01/37	29,261
29,291		ARM, 6.357%, 12/01/36	31,174
6,356		ARM, 6.455%, 10/01/36	6,763
4,535		ARM, 6.488%, 02/01/37	4,825
9,182		ARM, 6.515%, 10/01/36	9,814
4,483		ARM, 6.573%, 12/01/36	4,777
4,287		ARM, 6.599%, 11/01/37	4,566
6,484		ARM, 6.610%, 10/01/36	6,897
11,213		ARM, 6.663%, 10/01/36	11,929
2,737		ARM, 6.679%, 08/01/36	2,926
4,489		ARM, 6.696%, 07/01/36	4,769
13,241		ARM, 6.706%, 11/01/36	14,081
31,187		ARM, 6.711%, 08/01/36	33,141
5,562		ARM, 6.871%, 08/01/36	5,900
		Federal Home Loan Mortgage Corp. Gold Pools,
19,545		7.500%, 12/01/36	22,285
14,449		10.000%, 10/01/30	17,033
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
8,958		4.000%, 04/01/14 - 05/01/19	9,322
5,105		4.500%, 08/01/18 - 10/01/18	5,444
28,502		5.000%, 10/01/17 - 12/01/18	30,588
20,464		5.500%, 06/01/17 - 06/01/20	22,123
30,579		6.000%, 10/01/17 - 03/01/22	33,076
10,292		6.500%, 07/01/16 - 03/01/22	11,112
176		7.000%, 08/01/10 - 04/01/17	188
163		7.500%, 09/01/10 - 11/01/15	169
78		8.500%, 01/01/10 - 11/01/15	90
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
10,744		5.500%, 01/01/23 - 11/01/23	11,556
706		6.000%, 12/01/22	769
4,172		6.500%, 12/01/13 - 01/01/28	4,559
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,392		4.000%, 10/01/33	6,430
32,987		5.000%, 01/01/34 - 03/01/35	34,720
8,659		5.500%, 10/01/33 - 07/01/35	9,263
3,319		6.000%, 10/01/29 - 01/01/34	3,589
18,608		6.500%, 08/01/29 - 11/01/37	20,242
7,705		7.000%, 04/01/22 - 02/01/37	8,607
33,379		7.500%, 08/01/25 - 09/01/38	36,651
69		8.000%, 07/01/20 - 11/01/24	78
180		8.500%, 07/01/28	207
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
26,813		6.500%, 12/01/35 - 06/01/37	28,851
3,257		7.000%, 07/01/29 - 08/01/47	3,548
2,944		10.000%, 03/17/26	3,460
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
50		12.000%, 08/01/15 - 07/01/19	54
		Federal National Mortgage Association,
999		ARM, 2.485%, 08/01/34	1,006
13,381		ARM, 2.794%, 01/01/36	13,971
87		ARM, 2.864%, 03/01/19	88
327		ARM, 2.904%, 07/01/34	339
1,650		ARM, 2.996%, 10/01/34	1,679
2,875		ARM, 3.008%, 06/01/34	2,929
1,461		ARM, 3.107%, 09/01/35	1,497
304		ARM, 3.228%, 09/01/34	313
1,136		ARM, 3.234%, 08/01/34	1,169
1,217		ARM, 3.264%, 08/01/35	1,243
384		ARM, 3.314%, 09/01/27	391
19		ARM, 3.368%, 01/01/19	19
1,620		ARM, 3.393%, 08/01/33	1,664
1,043		ARM, 3.438%, 04/01/34	1,071
793		ARM, 3.440%, 08/01/34	814
3,261		ARM, 3.447%, 07/01/35	3,253
15		ARM, 3.597%, 06/01/26	16
2,943		ARM, 3.722%, 01/01/36	3,059
476		ARM, 3.801%, 05/01/35	491
371		ARM, 3.949%, 03/01/29	384
4,148		ARM, 4.004%, 06/01/36	4,284
12,649		ARM, 4.082%, 01/01/35	13,000
1,187		ARM, 4.118%, 09/01/33	1,235
2,223		ARM, 4.204%, 09/01/33	2,304
4,191		ARM, 4.316%, 04/01/35	4,260
230		ARM, 4.337%, 01/01/36	240
1,073		ARM, 4.461%, 11/01/34	1,129
1,614		ARM, 4.709%, 11/01/34	1,696
15		ARM, 4.786%, 08/01/19	16
912		ARM, 4.873%, 02/01/35	941
1,837		ARM, 4.982%, 01/01/34	1,934
2,580		ARM, 5.019%, 05/01/35	2,687
511		ARM, 5.020%, 01/01/34	528
2,342		ARM, 5.030%, 03/01/35	2,434
1,779		ARM, 5.069%, 01/01/35	1,873
2,341		ARM, 5.104%, 11/01/33	2,442
2,622		ARM, 5.116%, 10/01/34	2,727
1,246		ARM, 5.222%, 02/01/36	1,304
2,101		ARM, 5.252%, 09/01/36	2,194
14,882		ARM, 5.340%, 01/01/38	15,726
5,395		ARM, 5.405%, 10/01/35	5,724
7,638		ARM, 5.499%, 07/01/37	8,087
3,657		ARM, 5.556%, 08/01/36	3,828
4,191		ARM, 5.586%, 06/01/36	4,424
4,674		ARM, 5.587%, 12/01/36	4,937
5,161		ARM, 5.607%, 11/01/37	5,430
3,344		ARM, 5.656%, 08/01/36	3,507
6,050		ARM, 5.663%, 11/01/36	6,386
3,020		ARM, 5.668%, 01/01/37	3,196
29,355		ARM, 5.686%, 01/01/23	31,358
9,247		ARM, 5.733%, 09/01/36	9,783
18,467		ARM, 5.752%, 08/01/37	19,561
6,805		ARM, 5.754%, 02/01/37	7,235
27,032		ARM, 5.790%, 12/01/37	28,707
19,636		ARM, 5.855%, 04/01/37	20,886
15,666		ARM, 5.874%, 10/01/36	16,592
30,497		ARM, 5.900%, 11/01/36 - 12/01/36	32,340
6,800		ARM, 5.901%, 07/01/37	7,215
6,007		ARM, 5.913%, 09/01/37	6,415
7,208		ARM, 5.918%, 10/01/36	7,638
8,699		ARM, 5.937%, 07/01/36	9,243
24,042		ARM, 6.015%, 07/01/37	25,524
7,555		ARM, 6.020%, 09/01/37	8,045
3,771		ARM, 6.040%, 05/01/36	3,992
13,977		ARM, 6.085%, 08/01/36	14,831
3,918		ARM, 6.109%, 09/01/37	4,167
7,227		ARM, 6.121%, 09/01/37	7,675
18,766		ARM, 6.166%, 09/01/36	19,897
13,650		ARM, 6.199%, 08/01/36	14,551
22,681		ARM, 6.203%, 11/01/37	24,065
15,451		ARM, 6.212%, 06/01/36	16,417
9,211		ARM, 6.231%, 02/01/37	9,800
11,712		ARM, 6.233%, 10/01/36	12,423
6,589		ARM, 6.261%, 07/01/37	7,049
13,376		ARM, 6.286%, 09/01/37	14,222
5,461		ARM, 6.346%, 09/01/36	5,813
17,394		ARM, 6.594%, 09/01/36	18,424
6,324		ARM, 6.657%, 01/01/37	6,721
		Federal National Mortgage Association, 15 Year, Single Family,
814		3.500%, 04/01/19	820
16,351		4.000%, 07/01/18 - 12/01/20	17,098
60,792		4.500%, 05/01/18 - 12/01/19	64,487
51,262		5.000%, 12/01/16 - 10/01/19	55,001
59,745		5.500%, 02/01/18 - 07/01/20	64,648
74,592		6.000%, 06/01/16 - 12/01/21	80,968
4,802		6.500%, 12/01/10 - 04/01/22	5,218
2,078		7.000%, 06/01/10 - 11/01/17	2,251
237		7.500%, 10/01/12 - 03/01/17	255
230		8.000%, 11/01/12 - 11/01/15	244
		Federal National Mortgage Association, 20 Year, Single Family,
1,300		6.000%, 02/01/14 - 04/01/24	1,414
7,788		6.500%, 05/01/22 - 04/01/25	8,545
		Federal National Mortgage Association, 30 Year FHA/VA,
343		6.000%, 09/01/33	372
659		6.500%, 03/01/29	719
84		7.000%, 02/01/33	94
146		8.000%, 06/01/28	168
171		8.500%, 08/01/27 - 02/01/30	197
240		9.000%, 05/01/18 - 12/01/30	271
48		9.500%, 12/01/18	54
		Federal National Mortgage Association, 30 Year, Single Family,
2,167		4.000%, 12/01/33	2,183
3,064		4.500%, 11/01/33	3,171
26,135		5.000%, 06/01/33 - 09/01/35	27,496
15,773		5.500%, 02/01/33 - 03/01/34	16,907
5,308		6.000%, 12/01/28 - 09/01/33	5,744
86,336		6.500%, 11/01/29 - 08/01/36	94,253
22,399		7.000%, 04/01/17 - 10/01/38	24,863
76,670		7.500%, 11/01/22 - 11/01/38	85,185
2,874		8.000%, 03/01/21 - 01/01/38	3,287
66		8.500%, 07/01/24 - 06/01/25	77
9		9.000%, 04/01/26	11
57		9.500%, 07/01/28	65
25		10.000%, 02/01/24	29
60		12.500%, 01/01/16	65
		Federal National Mortgage Association, Other,
2,310		4.000%, 09/01/13 - 03/01/14	2,384
1,529		4.500%, 11/01/14	1,581
1,124		5.000%, 12/01/32	1,181
2,788		5.500%, 05/01/13 - 10/01/34	2,868
1,072		6.000%, 02/01/36	1,149
14,478		6.500%, 04/01/36 - 05/01/37	15,668
16,054		7.000%, 02/01/36 - 01/01/38	17,647
2,195		7.500%, 10/01/37	2,404
12,394		8.000%, 11/01/37	13,624
294		10.890%, 04/15/19	331
		Government National Mortgage Association II, 30 Year, Single Family,
421		6.000%, 03/20/28	456
4,371		7.000%, 08/20/38	4,745
254		7.500%, 02/20/28 - 09/20/28	290
494		8.000%, 12/20/25 - 10/20/28	566
221		8.500%, 03/20/25 - 05/20/25	255
		Government National Mortgage Association, 15 Year, Single Family,
276		6.000%, 10/15/17	299
352		6.500%, 06/15/17 - 12/15/17	381
35		7.500%, 02/15/12 - 03/15/12	37
747		8.000%, 01/15/16	809
		Government National Mortgage Association, 30 Year, Single Family,
2,870		5.500%, 06/15/33 - 09/15/34	3,077
763		6.000%, 11/15/28	826
6,400		6.500%, 01/15/24 - 12/15/35	6,907
14,386		7.000%, 08/15/23 - 04/15/37	15,821
12,262		7.500%, 11/15/22 - 10/15/37	13,403
142		8.000%, 05/15/22 - 08/15/28	163
53		8.500%, 03/15/17 - 11/15/17	58
88		9.000%, 08/15/16 - 11/15/24	99
5,879		9.500%, 01/15/17 - 12/15/25	7,165
63		12.000%, 11/15/19	70

		Total Mortgage Pass-Through Securities (Cost $2,098,703)	2,149,921

		Municipal Bond — 0.0% (g)
		Illinois — 0.0% (g)
5,450		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $5,232)	4,880

		Supranational — 0.0% (g)
720		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $719)	759

		U.S. Government Agency Securities — 0.3%
5,000		Federal Farm Credit Bank, 1.875%, 12/07/12	5,072
17,473		Federal Home Loan Bank System, 4.720%, 09/20/12	18,654
1,260		Federal Home Loan Mortgage Corp., 5.750%, 01/15/12	1,389
		Federal National Mortgage Association,
1,190		5.500%, 03/15/11	1,266
2,735		6.125%, 03/15/12 (c)	3,055
7,494		6.250%, 02/01/11	7,917
1,195		Tennessee Valley Authority, 5.250%, 09/15/39	1,223

		Total U.S. Government Agency Securities (Cost $36,468)	38,576

		U.S. Treasury Obligations — 17.4%
		U.S. Treasury Bonds,
1,300		5.375%, 02/15/31	1,531
1,500		5.500%, 08/15/28	1,788
1,800		6.000%, 02/15/26	2,253
1,400		6.125%, 11/15/27	1,780
1,000		6.250%, 08/15/23	1,267
3,650		6.375%, 08/15/27	4,756
3,550		6.500%, 11/15/26	4,675
1,550		6.625%, 02/15/27	2,065
6,800		6.750%, 08/15/26	9,165
2,120		7.125%, 02/15/23	2,877
24,490		7.250%, 08/15/22 (m)	33,467
105,592		7.500%, 11/15/16	137,707
8,717		7.875%, 02/15/21 (m)	12,286
1,000		8.000%, 11/15/21	1,433
7,000		8.125%, 08/15/19	9,844
16,650		8.125%, 05/15/21	23,919
11,880		8.500%, 02/15/20	17,220
172,245		8.750%, 05/15/17	240,874
14,000		8.750%, 05/15/20	20,665
38,739		8.750%, 08/15/20	57,370
213,150		8.875%, 08/15/17	301,241
2,736		8.875%, 02/15/19 (c)	3,984
3,100		9.250%, 02/15/16	4,325
5,094		9.875%, 11/15/15 (m)	7,242
11,250		10.625%, 08/15/15	16,316
3,650		11.250%, 02/15/15 (m)	5,310
		U.S. Treasury Bonds Coupon STRIPS,
25,081		02/15/11 (c)	24,995
8,820		08/15/11 (c)	8,752
239		02/15/12	235
399		08/15/12	388
26,132		11/15/12 (c)	25,305
45,062		02/15/13 (c)	43,216
31,374		08/15/13 (c)	29,640
10,750		11/15/13 (c)	10,059
78,676		02/15/14 (m)	72,937
60,063		05/15/14 (m)	55,258
41,062		08/15/14 (m)	37,404
30,961		11/15/14 (c)	27,912
31,209		02/15/15 (m)	27,857
9,895		05/15/15	8,738
4,941		08/15/15 (c)	4,314
38,361		11/15/15 (c)	33,116
87,812		02/15/16	74,664
22,450		05/15/16 (c)	18,786
44,427		08/15/16	36,695
19,261		11/15/16 (c)	15,679
82,408		02/15/17 (c)	66,217
43,651		05/15/17 (c)	34,679
20,310		08/15/17	15,903
85,180		11/15/17	65,858
26,250		02/15/18 (c)	20,056
24,699		05/15/18 (c)	18,728
11,897		02/15/19 (c)	8,661
1,500		08/15/19 (c)	1,062
21,100		05/15/20	14,342
23,900		08/15/20 (c)	16,027
8,550		11/15/20	5,655
1,000		02/15/21	654
7,708		02/15/22	4,769
7,869		02/15/23 (c)	4,623
1,200		02/15/24	665
7,000		05/15/24	3,830
5,925		08/15/24	3,196
1,500		11/15/24	798
300		02/15/25	157
300		05/15/26	148
1,250		05/15/29	529
1,120		11/15/29	461
500		02/15/30	203
1,175		05/15/36	361
		U.S. Treasury Bonds Principal STRIPS,
15,750		08/15/15	13,746
8,096		11/15/15 (c)	6,986
2,500		05/15/17	1,990
5,200		08/15/17	4,086
11,475		02/15/19	8,368
4,550		05/15/20	3,104
10,109		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	17,369
		U.S. Treasury Inflation Indexed Notes,
1,000		2.000%, 04/15/12	1,120
2,000		2.000%, 07/15/14	2,465
22,853		4.250%, 01/15/10	29,470
		U.S. Treasury Notes,
31,700		1.375%, 09/15/12	32,020
36,050		1.375%, 10/15/12 (c)	36,385
10,000		1.750%, 01/31/14	10,043
20,500		1.750%, 03/31/14	20,532
12,000		1.875%, 02/28/14	12,098
19,000		2.375%, 03/31/16	18,889
7,000		2.625%, 06/30/14 (c)	7,249
19,000		2.625%, 02/29/16	19,196
10,800		2.625%, 04/30/16	10,881
16,650		3.875%, 02/15/13	18,061
2,000		4.500%, 11/30/11	2,153
91,000		4.500%, 05/15/17 (c)	101,571
9,500		4.625%, 02/15/17	10,694
48,250		4.750%, 08/15/17	54,636
5,000		6.500%, 02/15/10 (m)	5,066

		Total U.S. Treasury Obligations (Cost $2,101,767)	2,217,070

SHARES

		Common Stock — 0.0%
		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		Dynegy, Inc., Class A (Cost $—) (a)	2

		Short-Term Investment — 9.7%
		Investment Company — 9.7%
1,236,247		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $1,236,247)	1,236,247

PRINCIPAL AMOUNT($)

		Investments of Cash Collateral for Securities on Loan — 2.4%
		Asset-Backed Security — 0.0% (g)
1,599		GSAA Trust, Series 2006-3, Class A1, VAR, 0.316%, 12/30/09 (i)	1,089

		Corporate Notes — 0.2%
13,500		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	13,349
12,000		Pricoa Global Funding I, VAR, 0.410%, 12/15/09 (e)	11,964

			25,313

SHARES

		Investment Company — 2.2%
279,363		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l)	279,363

		Total Investments of Cash Collateral for Securities on Loan (Cost $306,463)	305,765

		Total Investments — 102.3% (Cost $12,574,816)	13,030,767
		Liabilities in Excess of Other Assets — (2.3)%	(297,129)

		NET ASSETS — 100.0%	$12,733,638

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $519,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$597,031
Aggregate gross unrealized depreciation	(141,080)

Net unrealized appreciation/depreciation	$455,951

Federal income tax cost of investments	$12,574,816

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Utilities	$2	$—	$—	$2

Total Common Stocks	2	—	—	2

Debt Securities
Asset-Backed Securities	—	288,166	—	288,166
Collateralized Mortgage
Obligations	—	5,047,155	519	5,047,674
Commercial Mortgage-Backed
Securities	—	172,368	—	172,368
Corporate Bonds
Consumer Discretionary	—	84,852	—	84,852
Consumer Staples	—	78,964	—	78,964
Energy	—	83,574	—	83,574
Financials	—	834,457	—	834,457
Health Care	—	27,494	—	27,494
Industrials	—	51,417	—	51,417
Information Technology	—	51,297	—	51,297
Materials	—	37,958	—	37,958
Telecommunication Services	—	142,658	—	142,658
Utilities	—	159,471	—	159,471

Total Corporate Bonds	—	1,552,142	—	1,552,142

Foreign Government Securities	—	17,197	—	17,197
Mortgage Pass-Through Securities	—	2,149,921	—	2,149,921
Municipal Bonds	—	4,880	—	4,880
Supranational	—	759	—	759
U.S. Government Agency
Securities	—	38,576	—	38,576
U.S. Treasury Obligations	—	2,217,070	—	2,217,070
Short-Term Investments
Investment Companies	1,236,247	—	—	1,236,247
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	—	1,089	—	1,089
Corporate Notes	—	25,313	—	25,313
Investment Companies	279,363	—	—	279,363

Total Investments in Securities	$1,515,612	$11,514,636	$519	$13,030,767

         The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Asset-Backed Securities	$87	$ -	$ -	$ -	$ -	$(87)	$ -
Collateralized Mortgage Obligations	-	-	65	(3)	457	-	519
Total	$87	$ -	$65	$ (3)	$457	$(87)	$519

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2009, which were valued using significant unobservable inputs (level 3) amounted to approximately $65,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Asset-Backed Securities — 2.1%
1,510		AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A4, 6.960%, 10/14/14	1,602
822		Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	750
66		BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	54
		Bear Stearns Asset Backed Securities Trust,
1,119		Series 2003-SD2, Class 2A, VAR, 4.331%, 06/25/43 (i)	989
1,690		Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36 (i)	1,169
825		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12	842
		Centex Home Equity,
462		Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	426
135		Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	109
1,372		Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,576
528		CNH Equipment Trust, Series 2008-B, Class A3A, 4.780%, 07/16/12	537
559		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	562
		Countrywide Asset-Backed Certificates,
8		Series 2004-1, Class 3A, VAR, 0.516%, 04/25/34	6
590		Series 2004-1, Class M1, VAR, 0.736%, 03/25/34	480
480		Series 2004-1, Class M2, VAR, 0.786%, 03/25/34	381
1,539		Series 2004-6, Class M1, VAR, 0.836%, 10/25/34 (i)	779
230		Series 2004-13, Class MV8, VAR, 1.936%, 01/25/35 (i)	11
52		Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35	52
462		Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	306
105		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class
		AF, 5.510%, 08/25/32 (i)	80
635		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	706
793		GS Mortgage Securities Corp. II, Series 2009-RR1, Class JPB, SUB, 4.478%, 05/17/45	627
115		GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.496%, 11/25/35	113
		HFC Home Equity Loan Asset Backed Certificates,
290		Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	266
1,161		Series 2005-2, Class M1, VAR, 0.697%, 01/20/35	1,016
1,161		Series 2005-2, Class M2, VAR, 0.727%, 01/20/35	958
457		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	398
1,110		Series 2006-2, Class A1, VAR, 0.387%, 03/20/36	975
1,169		Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	1,171
1,000		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,014
250		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	256
1,455		Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,437
1,384		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	1,176
		Long Beach Mortgage Loan Trust,
64		Series 2004-2, Class B, VAR, 3.736%, 06/25/34 (e) (i)	4
63		Series 2004-5, Class M6, VAR, 2.736%, 09/25/34 (i)	3
1,000		MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, VAR, 1.939%, 06/15/12	999
1,493		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.736%, 03/25/33 (i)	612
		New Century Home Equity Loan Trust,
1,000		Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	832
610		Series 2005-1, Class M1, VAR, 0.686%, 03/25/35	383
146		Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.316%, 06/25/37	126
224		Union Pacific Railroad Co. 2003 Pass Through Trust, Series 2003-1, 4.698%, 01/02/24	224
1,500		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,466
295		USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	295

		Total Asset-Backed Securities (Cost $28,030)	25,768

		Collateralized Mortgage Obligations — 25.7%
		Agency CMO — 18.2%
1,074		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	1,151
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
271		Series 23, Class KZ, 6.500%, 11/25/23	297
1,913		Series 24, Class J, 6.250%, 11/25/23	2,072
339		Series 31, Class Z, 8.000%, 04/25/24	372
		Federal Home Loan Mortgage Corp. REMICS,
43		Series 11, Class D, 9.500%, 07/15/19	46
24		Series 38, Class D, 9.500%, 05/15/20	26
12		Series 81, Class A, 8.125%, 11/15/20	13
30		Series 84, Class F, 9.200%, 10/15/20	34
17		Series 109, Class I, 9.100%, 01/15/21	19
5		Series 198, Class Z, 8.500%, 09/15/22	6
75		Series 201, Class Z, 8.000%, 02/15/23	75
42		Series 1254, Class N, 8.000%, 04/15/22	42
201		Series 1316, Class Z, 8.000%, 06/15/22	223
70		Series 1343, Class LB, 7.500%, 08/15/22	77
2		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	57
135		Series 1456, Class Z, 7.500%, 01/15/23	135
1,000		Series 1543, Class VN, 7.000%, 07/15/23	1,068
30		Series 1556, Class H, 6.500%, 08/15/13	32
420		Series 1577, Class PV, 6.500%, 09/15/23	466
99		Series 1595, Class D, 7.000%, 10/15/13	107
29		Series 1611, Class JC, IF, 10.000%, 08/15/23	29
1,888		Series 1628, Class LZ, 6.500%, 12/15/23	2,038
846		Series 1630, Class PK, 6.000%, 11/15/23	923
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	18
145		Series 1695, Class G, HB, IF, 25.719%, 03/15/24	204
84		Series 1710, Class GB, HB, IF, 38.748%, 04/15/24	155
384		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	98
180		Series 2022, Class PE, 6.500%, 01/15/28	195
1,391		Series 2033, Class K, 6.050%, 08/15/23	1,480
1,255		Series 2036, Class PG, 6.500%, 01/15/28	1,345
629		Series 2055, Class OE, 6.500%, 05/15/13	655
175		Series 2089, Class PJ, IO, 7.000%, 10/15/28	32
4,359		Series 2091, Class PG, 6.000%, 11/15/28	4,732
305		Series 2148, Class ZA, 6.000%, 04/15/29	330
499		Series 2201, Class C, 8.000%, 11/15/29	553
132		Series 2261, Class ZY, 7.500%, 10/15/30	137
1,541		Series 2293, Class ZA, 6.000%, 03/15/31	1,670
214		Series 2297, Class NB, 6.000%, 03/15/16	229
251		Series 2310, Class Z, 6.000%, 04/15/31	272
90		Series 2313, Class LA, 6.500%, 05/15/31	98
786		Series 2325, Class JO, PO, 06/15/31	687
2,181		Series 2330, Class PE, 6.500%, 06/15/31	2,361
724		Series 2344, Class QG, 6.000%, 08/15/16	780
831		Series 2345, Class PQ, 6.500%, 08/15/16	900
648		Series 2368, Class TG, 6.000%, 10/15/16	699
1,327		Series 2394, Class MC, 6.000%, 12/15/16	1,433
501		Series 2399, Class PG, 6.000%, 01/15/17	544
300		Series 2410, Class QB, 6.250%, 02/15/32	339
1,000		Series 2430, Class WF, 6.500%, 03/15/32	1,099
1,379		Series 2466, Class DH, 6.500%, 06/15/32	1,512
3,457		Series 2530, Class SK, IF, IO, 7.861%, 06/15/29	557
2,000		Series 2543, Class YX, 6.000%, 12/15/32	2,194
6,309		Series 2545, Class SQ, IF, IO, 7.361%, 05/15/17	390
456		Series 2557, Class HL, 5.300%, 01/15/33	492
2,688		Series 2586, Class IO, IO, 6.500%, 03/15/33	431
3,633		Series 2587, Class XS, IF, IO, 7.411%, 09/15/17	247
717		Series 2594, Class IV, IO, 7.000%, 03/15/32	115
252		Series 2602, Class BX, 3.500%, 12/15/22	258
2,669		Series 2610, Class UI, IO, 6.500%, 05/15/33	421
1,515		Series 2613, Class H, 4.500%, 05/15/18	1,614
2,000		Series 2617, Class GR, 4.500%, 05/15/18	2,132
1,277		Series 2630, Class KX, 4.050%, 06/15/18	1,279
4,435		Series 2630, Class S, IF, IO, 6.911%, 01/15/17	224
6,644		Series 2636, Class Z, 4.500%, 06/15/18	7,038
5,656		Series 2641, Class SK, IF, IO, 6.911%, 01/15/18	418
824		Series 2656, Class AC, 6.000%, 08/15/33	900
1,375		Series 2656, Class PE, 4.500%, 07/15/18	1,468
2,026		Series 2658, Class A, 4.500%, 08/15/18	2,077
952		Series 2668, Class SB, IF, 6.988%, 10/15/15	968
1,631		Series 2686, Class GB, 5.000%, 05/15/20	1,694
2,856		Series 2701, Class ST, IF, IO, 6.761%, 08/15/21	148
5,000		Series 2708, Class N, 4.000%, 11/15/18	5,200
392		Series 2717, Class BA, 6.000%, 11/15/30	404
1,000		Series 2723, Class JE, 5.500%, 12/15/33	996
705		Series 2733, Class SB, IF, 7.795%, 10/15/33	566
384		Series 2755, Class SA, IF, 13.723%, 05/15/30	412
1,538		Series 2756, Class NA, 5.000%, 02/15/24	1,649
330		Series 2761, Class SM, IF, 13.721%, 01/15/33	341
2,000		Series 2764, Class OE, 4.500%, 03/15/19	2,131
531		Series 2764, Class S, IF, 13.153%, 07/15/33	554
908		Series 2776, Class SK, IF, 8.717%, 04/15/34	864
1,776		Series 2779, Class SM, IF, IO, 6.911%, 10/15/18	120
362		Series 2827, Class SQ, IF, 7.500%, 01/15/19	365
1,007		Series 2861, Class GS, IF, IO, 6.961%, 01/15/21	12
5,866		Series 2864, Class NS, IF, IO, 6.861%, 09/15/34	300
3,069		Series 2888, Class IN, IO, 5.000%, 10/15/18	212
60		Series 2891, Class LI, IO, 5.000%, 06/15/24	–	(h)
556		Series 2915, Class SY, IF, 15.653%, 01/15/35	581
1,141		Series 2931, Class GA, 5.000%, 11/15/28	1,193
1,178		Series 2942, Class ES, IF, IO, 6.411%, 03/15/35	23
643		Series 2971, Class PI, IO, 5.500%, 03/15/26	13
207		Series 2980, Class QB, 6.500%, 05/15/35	227
388		Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	511
5,624		Series 2994, Class SC, IF, IO, 5.361%, 02/15/33	353
1,046		Series 2995, Class FT, VAR, 0.489%, 05/15/29	1,026
814		Series 3005, Class PV, IF, 12.353%, 10/15/33	919
4,922		Series 3006, Class XD, IF, IO, 6.361%, 07/15/35	147
3,795		Series 3020, Class DS, IF, IO, 6.411%, 08/15/35	84
684		Series 3031, Class BN, HB, IF, 20.940%, 08/15/35	732
982		Series 3059, Class B, 5.000%, 02/15/35	1,046
1,000		Series 3064, Class OG, 5.500%, 06/15/34	1,081
242		Series 3068, Class AO, PO, 01/15/35	234
1,789		Series 3089, Class SI, IF, IO, 6.911%, 11/15/30	32
1,217		Series 3117, Class EO, PO, 02/15/36	1,098
566		Series 3134, Class PO, PO, 03/15/36	497
718		Series 3138, Class PO, PO, 04/15/36	629
1,281		Series 3149, Class IU, IO, 6.000%, 09/15/25	12
1,454		Series 3152, Class MO, PO, 03/15/36	1,241
7,413		Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	791
548		Series 3205, Class PA, 6.000%, 04/15/27	559
337		Series 3269, Class WF, VAR, 0.000%, 01/15/37	333
9,517		Series 3305, Class IW, IF, IO, 6.211%, 04/15/37	839
828		Series 3331, Class PO, PO, 06/15/37	713
105		Series 3436, Class GO, PO, 05/15/37	100
6,047		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	180
710		Series 3542, Class TN, IF, 6.000%, 07/15/36	673
1,381		Series 3546, Class A, VAR, 6.116%, 02/15/39	1,454
898		Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	772
		Federal National Mortgage Association Grantor Trust,
1,087		Series 2002-T19, Class A1, 6.500%, 07/25/42	1,177
834		Series 2004-T2, Class 1A3, 7.000%, 11/25/43	929
1,010		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	1,140
13,594		Series 2004-T3, Class 1IO4, IO, VAR, 0.600%, 02/25/44	199
		Federal National Mortgage Association Interest STRIPS,
5,922		Series 203, Class 2, IO, 8.000%, 02/01/23	1,027
1,013		Series 266, Class 2, IO, 7.500%, 08/01/24	171
2,000		Series 348, Class 30, IO, 5.500%, 12/01/18	212
1,964		Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	201
1,520		Series 356, Class 42, IO, 5.500%, 12/01/19	161
4,908		Series 380, Class S36, IF, IO, 7.664%, 07/25/37	571
2,821		Series 383, Class 68, IO, 6.500%, 09/01/37	434
4,314		Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	664
1,339		Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	216
		Federal National Mortgage Association REMICS,
20		Series 1988-13, Class C, 9.300%, 05/25/18	23
197		Series 1989-72, Class E, 9.350%, 10/25/19	228
7		Series 1989-98, Class H, 11.500%, 12/25/19	8
12		Series 1990-1, Class D, 8.800%, 01/25/20	14
15		Series 1990-110, Class H, 8.750%, 09/25/20	17
12		Series 1990-117, Class E, 8.950%, 10/25/20	14
104		Series 1991-141, Class PZ, 8.000%, 10/25/21	114
53		Series 1992-31, Class M, 7.750%, 03/25/22	59
63		Series 1992-79, Class Z, 9.000%, 06/25/22	69
53		Series 1992-101, Class J, 7.500%, 06/25/22	56
576		Series 1992-188, Class PZ, 7.500%, 10/25/22	633
662		Series 1992-200, Class SK, HB, IF, 22.284%, 11/25/22	844
48		Series 1993-23, Class PZ, 7.500%, 03/25/23	52
381		Series 1993-56, Class PZ, 7.000%, 05/25/23	418
215		Series 1993-60, Class Z, 7.000%, 05/25/23	240
455		Series 1993-79, Class PL, 7.000%, 06/25/23	500
708		Series 1993-141, Class Z, 7.000%, 08/25/23	777
359		Series 1993-149, Class M, 7.000%, 08/25/23	400
1,680		Series 1993-160, Class ZA, 6.500%, 09/25/23	1,850
123		Series 1993-165, Class SA, IF, 19.240%, 09/25/23	153
13		Series 1993-205, Class H, PO, 09/25/23	12
120		Series 1993-247, Class SM, HB, IF, 25.218%, 12/25/23	189
120		Series 1993-255, Class E, 7.100%, 12/25/23	133
219		Series 1993-257, Class C, PO, 06/25/23	206
381		Series 1994-1, Class L, 6.500%, 01/25/14	408
4,537		Series 1994-23, Class PX, 6.000%, 08/25/23	4,874
178		Series 1994-65, Class PK, PO, 04/25/24	157
383		Series 1995-4, Class Z, 7.500%, 10/25/22	454
649		Series 1995-19, Class Z, 6.500%, 11/25/23	707
126		Series 1996-59, Class K, 6.500%, 07/25/23	132
195		Series 1997-11, Class E, 7.000%, 03/18/27	218
637		Series 1997-20, Class D, 7.000%, 03/17/27	716
78		Series 1997-27, Class J, 7.500%, 04/18/27	85
1,906		Series 1997-37, Class SM, IF, IO, 7.750%, 12/25/22	311
500		Series 1997-42, Class EG, 8.000%, 07/18/27	555
1,201		Series 1997-63, Class ZA, 6.500%, 09/18/27	1,336
1,840		Series 1999-47, Class JZ, 8.000%, 09/18/29	2,043
518		Series 2000-8, Class Z, 7.500%, 02/20/30	570
938		Series 2001-4, Class PC, 7.000%, 03/25/21	1,053
420		Series 2001-5, Class OW, 6.000%, 03/25/16	446
1,401		Series 2001-14, Class Z, 6.000%, 05/25/31	1,531
1,119		Series 2001-36, Class ST, IF, IO, 8.264%, 11/25/30	173
4,431		Series 2001-72, Class SB, IF, IO, 7.264%, 12/25/31	600
1,000		Series 2002-11, Class QG, 5.500%, 03/25/17	1,069
262		Series 2002-19, Class SC, IF, 13.759%, 03/17/32	315
893		Series 2002-55, Class QE, 5.500%, 09/25/17	955
1,010		Series 2002-63, Class KC, 5.000%, 10/25/17	1,073
429		Series 2002-73, Class AN, 5.000%, 11/25/17	456
1,655		Series 2003-8, Class QD, 5.000%, 09/25/16	1,702
3,134		Series 2003-14, Class EH, IF, IO, 7.364%, 03/25/18	306
1,000		Series 2003-18, Class GT, 5.000%, 03/25/18	1,077
4,687		Series 2003-30, Class IP, IO, 5.750%, 08/25/32	380
2,000		Series 2003-47, Class PE, 5.750%, 06/25/33	2,168
290		Series 2003-60, Class DA, 4.250%, 06/25/21	297
1,424		Series 2003-64, Class KS, IF, 9.330%, 07/25/18	1,525
467		Series 2003-64, Class SX, IF, 13.141%, 07/25/33	474
1,560		Series 2003-73, Class GA, 3.500%, 05/25/31	1,592
2,000		Series 2003-83, Class PG, 5.000%, 06/25/23	2,128
90		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	97
1,000		Series 2003-92, Class VH, 5.000%, 02/25/19	1,076
2,000		Series 2003-106, Class WE, 4.500%, 11/25/22	2,121
5,535		Series 2003-109, Class TS, IF, IO, 6.864%, 08/25/22	392
857		Series 2003-128, Class KE, 4.500%, 01/25/14	900
9,247		Series 2003-128, Class NG, 4.000%, 01/25/19	9,549
1,000		Series 2004-8, Class GD, 4.500%, 10/25/32	1,057
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,034
188		Series 2004-22, Class A, 4.000%, 04/25/19	190
87		Series 2004-29, Class WS, IF, 10.558%, 02/25/19	88
1,000		Series 2004-53, Class NC, 5.500%, 07/25/24	1,075
87		Series 2004-61, Class SC, IF, 10.914%, 08/25/34	87
831		Series 2004-72, Class F, VAR, 0.736%, 09/25/34	820
920		Series 2004-87, Class JI, IO, 5.000%, 11/25/30	47
1,000		Series 2004-101, Class PD, 5.000%, 06/25/30	1,059
280		Series 2005-42, Class PS, IF, 16.410%, 05/25/35	336
5,725		Series 2005-53, Class CS, IF, IO, 6.464%, 06/25/35	559
2,275		Series 2005-59, Class PC, 5.500%, 03/25/31	2,420
796		Series 2005-65, Class KO, PO, 08/25/35	728
6,800		Series 2005-68, Class BC, 5.250%, 06/25/35	7,299
3,244		Series 2005-68, Class JK, 5.250%, 05/25/35	3,272
8,974		Series 2005-72, Class WS, IF, IO, 6.514%, 08/25/35	815
1,836		Series 2005-84, Class XM, 5.750%, 10/25/35	2,006
575		Series 2005-106, Class US, HB, IF, 23.702%, 11/25/35	807
801		Series 2005-116, Class PB, 6.000%, 04/25/34	865
3,128		Series 2006-2, Class IG, IO, 6.000%, 06/25/32	126
846		Series 2006-22, Class AO, PO, 04/25/36	729
2,532		Series 2006-46, Class LI, IO, 6.000%, 02/25/34	136
1,711		Series 2006-59, Class QO, PO, 01/25/33	1,555
2,500		Series 2006-77, Class PC, 6.500%, 08/25/36	2,801
2,436		Series 2006-110, Class PO, PO, 11/25/36	2,092
713		Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	674
792		Series 2006-128, Class PO, PO, 01/25/37	675
7,021		Series 2007-22, Class SC, IF, IO, 5.844%, 03/25/37	662
1,475		Series 2007-68, Class IA, IO, 6.500%, 06/25/37	203
1,600		Series 2007-79, Class PC, 5.000%, 01/25/32	1,701
10,979		Series 2008-62, Class SM, IF, IO, 5.964%, 07/25/38	1,057
2,087		Series 2009-17, Class AI, IO, 5.000%, 03/25/24	192
5,103		Series 2009-23, Class MI, IO, 4.500%, 04/25/24	421
1,867		Series 2009-29, Class LA, VAR, 7.205%, 05/25/39	2,059
43		Series G-29, Class O, 8.500%, 09/25/21	48
165		Series G92-15, Class Z, 7.000%, 01/25/22	170
28		Series G92-30, Class Z, 7.000%, 06/25/22	31
57		Series G92-62, Class B, PO, 10/25/22	50
		Federal National Mortgage Association Whole Loan,
177		Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	188
458		Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	466
1,156		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,287
16,471		Series 2002-W10, Class IO, IO, VAR, 0.978%, 08/25/42	422
27,649		Series 2002-W7, Class IO1, IO, VAR, 0.918%, 06/25/29	648
54		Series 2003-W3, Class 2A5, 5.356%, 06/25/42	58
479		Series 2003-W4, Class 2A, 6.500%, 10/25/42	522
749		Series 2003-W6, Class 1A41, 5.398%, 10/25/42	786
54,202		Series 2004-W11, Class 1IO1, IO, VAR, 0.352%, 05/25/44	508
492		Series 2004-W2, Class 1A3F, VAR, 0.586%, 02/25/44	486
461		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	509
1,026		Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,159
1,250		Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,384
1,985		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	2,148
		Government National Mortgage Association,
229		Series 1997-7, Class ZA, 9.000%, 05/16/27	250
261		Series 1997-8, Class PN, 7.500%, 05/16/27	279
3,555		Series 1999-15, Class S, IF, IO, 7.961%, 05/16/29	604
60		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	66
631		Series 1999-44, Class ZG, 8.000%, 12/20/29	695
403		Series 2000-9, Class Z, 8.000%, 06/20/30	444
317		Series 2000-26, Class Z, 7.750%, 09/20/30	349
1,304		Series 2001-63, Class SI, IF, HB, 21.358%, 05/20/26	103
2,762		Series 2002-4, Class TD, 7.000%, 01/20/32	3,005
2,668		Series 2002-13, Class QA, IF, IO, 7.811%, 02/16/32	449
1,548		Series 2002-45, Class QE, 6.500%, 06/20/32	1,697
88		Series 2002-47, Class HM, 6.000%, 07/16/32	96
10,226		Series 2002-68, Class SC, IF, IO, 5.461%, 10/16/32	866
2,027		Series 2003-4, Class TI, IO, 5.500%, 05/16/31	81
408		Series 2003-52, Class SB, IF, 11.132%, 06/16/33	429
8,032		Series 2003-101, Class SK, IF, IO, 6.323%, 10/17/33	808
274		Series 2003-116, Class JO, PO, 12/20/33	270
240		Series 2004-2, Class SA, IF, 19.640%, 01/16/34	309
11,177		Series 2004-59, Class SG, IF, IO, 6.263%, 07/20/34	999
10,037		Series 2004-68, Class SA, IF, IO, 6.563%, 05/20/31	636
76		Series 2004-73, Class AE, IF, 14.365%, 08/17/34	85
3,862		Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	367
6,851		Series 2004-105, Class SN, IF, IO, 5.863%, 12/20/34	599
13,539		Series 2005-3, Class SD, IF, IO, 5.863%, 01/20/31	734
10,240		Series 2005-48, Class CS, IF, IO, 6.063%, 04/20/33	622
724		Series 2005-56, Class IC, IO, 5.500%, 07/20/35	89
6,653		Series 2007-9, Class CI, IF, IO, 5.963%, 03/20/37	581
723		Series 2007-17, Class JO, PO, 04/16/37	637
4,157		Series 2007-26, Class SC, IF, IO, 5.963%, 05/20/37	356
3,191		Series 2007-67, Class SI, IF, IO, 6.273%, 11/20/37	243
516		Series 2008-34, Class OC, PO, 06/20/37	422
2,625		Series 2008-40, Class PS, IF, IO, 6.261%, 05/16/38	280
5,416		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	664
1,159		Series 2008-43, Class NA, 5.500%, 11/20/37	1,238
1,980		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	502
		Vendee Mortgage Trust,
1,371		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,478
3,646		Series 1998-1, Class 2E, 7.000%, 03/15/28	3,995
401		Series 1999-1, Class 2Z, 6.500%, 01/15/29	435

			225,560

		Non-Agency CMO — 7.5%
272		ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.500%, 07/25/18	274
		Adjustable Rate Mortgage Trust,
78		Series 2005-4, Class 7A2, VAR, 0.466%, 08/25/35	58
395		Series 2005-5, Class 6A21, VAR, 0.466%, 09/25/35	264
4,943		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	2,241
442		ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.806%, 05/24/36 (e)	442
821		Banc of America Alternative Loan Trust, Series 2003-11, Class 2A1, 6.000%, 01/25/34	798
		Banc of America Funding Corp.,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	837
739		Series 2005-7, Class 30PO, PO, 11/25/35	530
1,845		Series 2005-E, Class 4A1, VAR, 3.327%, 03/20/35	1,269
		Banc of America Mortgage Securities, Inc.,
829		Series 2003-7, Class A2, 4.750%, 09/25/18	849
722		Series 2004-2, Class 2A4, 5.500%, 03/25/34	515
5,138		Series 2004-3, Class 2A1, 5.500%, 04/25/34	4,796
994		Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,002
952		Series 2004-7, Class 2A2, 5.750%, 08/25/34	876
434		Series 2004-8, Class XPO, PO, 10/25/34	298
75		Series 2004-11, Class 15PO, PO, 01/25/20	56
331		Series 2005-1, Class 15PO, PO, 02/25/20	253
504		Series 2005-1, Class 1A17, 5.500%, 02/25/35	317
380		Series 2005-10, Class 15PO, PO, 11/25/20	279
601		Series 2005-11, Class 15PO, PO, 12/25/20	448
726		BCAP LLC Trust, Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	704
632		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33 (i)	582
12		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.801%, 03/25/31	11
2,075		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	1,957
1,031		Chase Mortgage Finance Corp., Series 2003-S10, Class A1, 4.750%, 11/25/18	1,054
1,487		Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,491
182		Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class PO3, PO, 12/25/18	148
		Countrywide Alternative Loan Trust,
566		Series 2003-J3, Class 2A1, 6.250%, 12/25/33 (i)	572
1,840		Series 2004 - 22CB, Class 1A1, 6.000%, 10/25/34	1,641
2,752		Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	2,590
500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	384
849		Series 2005-5R, Class A1, 5.250%, 12/25/18	774
800		Series 2005-23CB, Class A2, 5.500%, 07/25/35	579
5,000		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,645
2,000		Series 2005-86CB, Class A11, 5.500%, 02/25/36	967
36		Series 2005-J1, Class 4A1, 6.000%, 08/25/17	35
442		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	413
100		Series 2005-J7, Class 1A9, 5.500%, 07/25/35	56
		Countrywide Home Loan Mortgage Pass-Through Trust,
500		Series 2002-22, Class A20, 6.250%, 10/25/32	519
1,164		Series 2003-40, Class A3, 4.500%, 10/25/18	1,139
280		Series 2003-J7, Class 2A13, 5.000%, 08/25/33	267
1,352		Series 2004-3, Class A25, 5.750%, 04/25/34	1,254
80		Series 2005-13, Class A1, 5.500%, 06/25/35	77
1,553		Series 2005-22, Class 2A1, VAR, 5.209%, 11/25/35	1,007
181		Series 2006-10, Class 1A10, 5.850%, 05/25/36	173
		CS First Boston Mortgage Securities Corp.,
489		Series 2003-29, Class 8A1, 6.000%, 11/25/18	477
4,358		Series 2004-4, Class 5A4, IF, IO, 7.314%, 08/25/34	457
244		Series 2004-5, Class 1A8, 6.000%, 09/25/34	245
1,000		Series 2005-1, Class 1A16, 5.500%, 02/25/35	662
500		Series 2005-10, Class 10A4, 6.000%, 11/25/35	182
881		Series 2005-10, Class 6A13, 5.500%, 11/25/35	585
252		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	149
764		First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 3.109%, 09/25/34	613
		First Horizon Asset Securities, Inc.,
549		Series 2003-8, Class 1A43, PO, 10/25/33	337
560		Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35	514
		GSR Mortgage Loan Trust,
1,152		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,065
1,000		Series 2007-2F, Class 2A7, 5.750%, 02/25/37	703
1,146		Impac CMB Trust, Series 2004-10, Class 3A2, VAR, 1.036%, 03/25/35	310
38		Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	39
		JP Morgan Mortgage Trust,
1,574		Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,325
757		Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	673
500		Series 2006-A2, Class 5A3, VAR, 3.445%, 11/25/33	497
		MASTR Adjustable Rate Mortgages Trust,
624		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	582
685		Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	670
		MASTR Alternative Loans Trust,
994		Series 2003-7, Class 4A3, 8.000%, 11/25/18	1,043
412		Series 2003-8, Class 3A1, 5.500%, 12/25/33	418
79		Series 2004-6, Class 6A1, 6.500%, 07/25/34	76
254		Series 2004-7, Class 30PO, PO, 08/25/34	145
112		Series 2004-7, Class 3A1, 6.500%, 08/25/34	98
1,240		Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,204
2,643		Series 2004-10, Class 1A1, 4.500%, 09/25/19	2,505
585		Series 2004-11, Class 8A3, 5.500%, 11/25/19	538
100		Series 2005-1, Class 5A1, 5.500%, 01/25/20	94
		MASTR Asset Securitization Trust,
223		Series 2003-4, Class 2A2, 5.000%, 05/25/18	223
170		Series 2003-6, Class 8A1, 5.500%, 07/25/33	172
959		Series 2003-10, Class 3A1, 5.500%, 11/25/33	982
440		Series 2003-11, Class 10A1, 5.000%, 12/25/18	450
776		Series 2003-11, Class 3A1, 4.500%, 12/25/18	782
241		Series 2004-6, Class 15PO, PO, 05/25/19	189
458		Series 2004-8, Class PO, PO, 08/25/19	363
642		Series 2004-10, Class 1A1, 4.500%, 10/25/19	640
574		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	373
2,484		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.516%, 08/25/35 (i)	1,614
510		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	344
		Nomura Asset Acceptance Corp.,
435		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	409
1,663		Series 2005-AR1, Class 1A1, VAR, 4.695%, 02/25/35 (i)	1,138
		Paine Webber CMO Trust,
15		Series H, Class 4, 8.750%, 04/01/18	17
14		Series L, Class 4, 8.950%, 07/01/18	16
		Residential Accredit Loans, Inc.,
1,472		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,447
1,185		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,075
845		Series 2005-QA7, Class A21, VAR, 4.822%, 07/25/35	533
4,000		Series 2005-QS5, Class A4, 5.750%, 04/25/35	1,991
500		Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	247
		Residential Funding Mortgage Securities I,
797		Series 2003-S7, Class A17, 4.000%, 05/25/33	744
1,594		Series 2004-S4, Class 2A7, 4.500%, 04/25/19	1,589
616		Series 2005-SA4, Class 1A1, VAR, 3.770%, 09/25/35	439
3,763		Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,678
556		Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	574
135		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e) (i)	129
801		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 3.223%, 10/25/34	677
		Structured Asset Securities Corp.,
404		Series 2003-21, Class 1A3, 5.500%, 07/25/33	403
988		Series 2003-31A, Class B1, VAR, 3.450%, 10/25/33 (i)	504
1,000		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	979
56		Series 2007-OSI, Class A2, VAR, 0.326%, 06/25/37	51
		WaMu Mortgage Pass-Through Certificates,
909		Series 2002-S4, Class A4, 6.500%, 10/19/29	907
746		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	772
962		Series 2003-AR8, Class A, VAR, 2.852%, 08/25/33	896
323		Series 2003-S4, Class 3A, 5.500%, 06/25/33	330
380		Series 2004-AR3, Class A1, VAR, 3.136%, 06/25/34	353
862		Series 2004-AR3, Class A2, VAR, 3.136%, 06/25/34	801
897		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	898
245		Series 2005-AR2, Class 2A21, VAR, 0.566%, 01/25/45	137
1,900		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,354
		Wells Fargo Mortgage Backed Securities Trust,
172		Series 2003-2, Class A6, 5.250%, 02/25/18	171
627		Series 2003-8, Class A9, 4.500%, 08/25/18	632
280		Series 2003-10, Class A1, 4.500%, 09/25/18	279
500		Series 2003-11, Class 1A4, 4.750%, 10/25/18	474
1,139		Series 2003-12, Class A2, 4.500%, 11/25/18	1,153
400		Series 2003-17, Class 2A9, PO, 01/25/34	210
716		Series 2003-18, Class A1, 5.500%, 12/25/33	732
595		Series 2003-J, Class 2A5, 4.436%, 10/25/33	577
1,475		Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	1,467
320		Series 2004-DD, Class 2A8, VAR, 4.376%, 01/25/35	153
680		Series 2004-EE, Class 3A1, VAR, 3.995%, 12/25/34	675
938		Series 2004-EE, Class 3A2, VAR, 3.995%, 12/25/34	919
232		Series 2004-Q, Class 1A3, VAR, 4.880%, 09/25/34	197
1,024		Series 2004-Q, Class 2A2, VAR, 4.842%, 09/25/34	654
2,175		Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,522
575		Series 2006-AR11, Class A4, VAR, 5.512%, 08/25/36	527

			92,209

		Total Collateralized Mortgage Obligations (Cost $316,466)	317,769

		Commercial Mortgage-Backed Securities — 2.1%
		Banc of America Commercial Mortgage, Inc.,
1,000		Series 2005-3, Class AM, 4.727%, 07/10/43	861
2,000		Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	2,075
485		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	471
500		Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.699%, 06/24/50 (e)	452
		Bear Stearns Commercial Mortgage Securities,
623		Series 2004-T14, Class A3, 4.800%, 01/12/41	638
640		Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	645
2,570		Series 2006-PW11, Class A4, VAR, 5.622%, 03/11/39	2,474
75		Series 2006-PW12, Class A4, VAR, 5.903%, 09/11/38	75
250		Series 2006-T24, Class A4, 5.537%, 10/12/41	249
768		DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B, 7.620%, 06/10/33	777
1,252		First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663%, 01/12/43	1,301
		GMAC Commercial Mortgage Securities, Inc.,
231		Series 2003-C1, Class A1, 3.337%, 05/10/36	233
645		Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	619
465		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	419
		JP Morgan Chase Commercial Mortgage Securities Corp.,
1,000		Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	958
620		Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	592
		LB-UBS Commercial Mortgage Trust,
405		Series 2006-C1, Class A4, 5.156%, 02/15/31	396
580		Series 2008-C1, Class A2, VAR, 6.318%, 04/15/41	578
		Merrill Lynch Mortgage Trust,
1,750		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,737
415		Series 2006-C1, Class A4, VAR, 5.839%, 05/12/39	395
1,750		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.598%, 02/12/39	1,667
		Morgan Stanley Capital I,
645		Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	633
1,230		Series 2006-T23, Class A1, 5.682%, 08/12/41	1,259
785		Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	804
3,250		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.073%, 08/15/39	3,454
		Wachovia Bank Commercial Mortgage Trust,
1,938		Series 2004-C15, Class A2, 4.039%, 10/15/41	1,935
170		Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	170
250		Series 2006-C25, Class A4, VAR, 5.926%, 05/15/43	243

		Total Commercial Mortgage-Backed Securities (Cost $25,351)	26,110

		Corporate Bonds — 35.1%
		Consumer Discretionary — 4.6%
		Auto Components — 0.1%
399		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	361
1,000		DPH Holdings Corp., 7.125%, 05/01/29 (d)	7
		Goodyear Tire & Rubber Co. (The),
210		9.000%, 07/01/15 (c)	215
531		10.500%, 05/15/16	571
33		Tenneco, Inc., 10.250%, 07/15/13	34

			1,188

		Automobiles — 0.2%
2,000		Daimler Finance North America LLC, 7.300%, 01/15/12	2,200
400		Ford Motor Co., 9.215%, 09/15/21	354
250		Navistar International Corp., 8.250%, 11/01/21	246

			2,800

		Broadcasting & Cable TV — 0.6%
2,004		Adelphia Communications Corp., 9.375%, 11/15/09 (d)	70
		DirecTV Holdings LLC/DirecTV Financing Co.,
785		6.375%, 06/15/15	807
300		7.625%, 05/15/16	323
		DISH DBS Corp.,
400		7.000%, 10/01/13	400
530		7.125%, 02/01/16	525
475		7.875%, 09/01/19 (e)	478
1,225		Intelsat Jackson Holdings Ltd., (Bermuda), 8.500%, 11/01/19 (e)	1,225
800		Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	792
147		News America Holdings, Inc., 8.875%, 04/26/23	177
750		Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	793
1,875		Videotron Ltee, (Canada), 6.875%, 01/15/14	1,828
510		Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	510

			7,928

		Diversified Consumer Services — 0.3%
750		Knowledge Learning Corp., 7.750%, 02/01/15 (e)	727
500		Mac-Gray Corp., 7.625%, 08/15/15	485
		Service Corp. International,
495		7.000%, 06/15/17	478
150		7.375%, 10/01/14	149
108		7.625%, 10/01/18	107
500		Sotheby’s, 7.750%, 06/15/15	455
		Stewart Enterprises, Inc.,
165		3.125%, 07/15/14	140
1,863		6.250%, 02/15/13	1,812

			4,353

		Gaming — 0.4%
2,502		Chukchansi Economic Development Authority, 8.000%, 11/15/13 (c) (e)	1,770
1,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (d) (e)	10
1,000		Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (e)	760
		Mashantucket Western Pequot Tribe,
250		5.912%, 09/01/21 (e)	131
1,010		8.500%, 11/15/15 (d)	242
1,000		MGM Mirage, Inc., 6.875%, 04/01/16	745
900		Seminole Hard Rock Entertainment, Inc., VAR, 2.799%, 03/15/14 (e)	729

			4,387

		Hotels, Restaurants & Leisure — 0.6%
700		AMC Entertainment, Inc., 8.750%, 06/01/19	712
500		Cinemark USA, Inc., 8.625%, 06/15/19 (e)	515
		Host Hotels & Resorts LP,
750		6.875%, 11/01/14	724
1,000		7.000%, 08/15/12 (c)	1,012
265		7.125%, 11/01/13	263
225		Landry’s Restaurants, Inc., 11.625%, 12/01/15 (e)	229
500		Real Mex Restaurants, Inc., 14.000%, 01/01/13	475
		Royal Caribbean Cruises Ltd., (Liberia),
7		6.875%, 12/01/13	6
400		7.000%, 06/15/13	380
338		7.250%, 06/15/16	312
408		11.875%, 07/15/15 (c)	457
1,000		Speedway Motorsports, Inc., 6.750%, 06/01/13	985
255		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	269
455		Vail Resorts, Inc., 6.750%, 02/15/14	448
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
350		6.625%, 12/01/14	335
165		7.875%, 11/01/17 (c) (e)	164

			7,286

		Household Durables — 0.2%
25		Beazer Homes USA, Inc., 8.375%, 04/15/12	23
		KB Home,
1,000		5.750%, 02/01/14	940
415		5.875%, 01/15/15	382
850		Meritage Homes Corp., 7.000%, 05/01/14	808
330		Simmons Co., SUB, 12/15/14 (d)	28

			2,181

		Internet & Catalog Retail — 0.1%
400		NetFlix, Inc., 8.500%, 11/15/17 (e)	410
370		QVC, Inc., 7.500%, 10/01/19 (e)	370

			780

		Leisure Equipment & Products — 0.1%
		Brunswick Corp.,
400		7.375%, 09/01/23	265
250		11.250%, 11/01/16 (e)	279
35		Freedom Group, Inc., 10.250%, 08/01/15 (e)	38
750		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	664

			1,246

		Media — 1.3%
30		Belo Corp., 8.000%, 11/15/16	30
500		Block Communications, Inc., 8.250%, 12/15/15 (e)	484
		CBS Corp.,
750		8.625%, 08/01/12	828
160		8.875%, 05/15/19	186
690		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13 (c) (d)	760
240		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	313
1,500		Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,720
		Comcast Corp.,
850		5.900%, 03/15/16	928
240		6.300%, 11/15/17	265
400		Dex Media, Inc., 8.000%, 11/15/13 (d)	98
		Gannett Co., Inc.,
500		8.750%, 11/15/14 (e)	492
175		9.375%, 11/15/17 (e)	172
1,000		Historic TW, Inc., 9.150%, 02/01/23	1,259
310		Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	313
350		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	383
		Lamar Media Corp.,
150		6.625%, 08/15/15 (c)	143
750		6.625%, 08/15/15	705
800		News America Holdings, Inc., 7.750%, 01/20/24	870
		News America, Inc.,
600		6.750%, 01/09/38	621
200		7.850%, 03/01/39	235
352		RH Donnelley, Inc., 11.750%, 05/15/15 (d) (e)	297
150		Salem Communications Corp., 9.625%, 12/15/16 (e)	153
		Thomson Reuters Corp., (Canada),
280		4.700%, 10/15/19	288
410		5.950%, 07/15/13	461
200		6.500%, 07/15/18	231
335		Time Warner Cable, Inc., 7.300%, 07/01/38	378
		Time Warner Entertainment Co. LP,
415		8.375%, 03/15/23	495
1,000		8.875%, 10/01/12	1,163
750		10.150%, 05/01/12	875
50		Viacom, Inc., 6.875%, 04/30/36	54
1,000		WMG Acquisition Corp., 9.500%, 06/15/16 (e)	1,075

			16,275

		Multiline Retail — 0.2%
1,400		HSN, Inc., 11.250%, 08/01/16	1,543
310		Target Corp., 7.000%, 01/15/38	374

			1,917

		Specialty Retail — 0.5%
1,000		ACE Hardware Corp., 9.125%, 06/01/16 (e)	1,070
500		Brown Shoe Co., Inc., 8.750%, 05/01/12	502
		Burlington Coat Factory Warehouse Corp.,
500		11.125%, 04/15/14 (c)	517
400		SUB, 14.500%, 10/15/14 (c)	401
1,000		Limited Brands, Inc., 8.500%, 06/15/19 (e)	1,055
380		Michael’s Stores, Inc., SUB, 0.000%, 11/01/16	294
65		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	34
		Nebraska Book Co., Inc.,
500		8.625%, 03/15/12	421
102		10.000%, 12/01/11 (e)	103
750		Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	776
200		Staples, Inc., 9.750%, 01/15/14	242
700		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	697

			6,112

		Textiles, Apparel & Luxury Goods — 0.0% (g)
250		Hanesbrands, Inc., VAR, 4.592%, 12/15/14	226

		Total Consumer Discretionary	56,679

		Consumer Staples — 2.2%
		Beverages — 0.5%
		Anheuser-Busch Cos., Inc.,
325		5.500%, 01/15/18	340
550		5.750%, 04/01/36	544
280		7.550%, 10/01/30	328
		Anheuser-Busch InBev Worldwide, Inc.,
160		6.875%, 11/15/19 (e)	183
280		7.200%, 01/15/14 (e)	321
		Coca-Cola Enterprises, Inc.,
400		6.950%, 11/15/26	478
528		8.500%, 02/01/12	603
		Constellation Brands, Inc.,
330		7.250%, 09/01/16	334
1,000		7.250%, 05/15/17	1,010
		Diageo Finance BV, (Netherlands),
575		5.300%, 10/28/15	638
325		5.500%, 04/01/13	357
1,235		Miller Brewing Co., 5.500%, 08/15/13 (e)	1,338

			6,474

		Food & Staples Retailing — 0.5%
225		CVS/Caremark Corp., 5.750%, 06/01/17	242
1,210		Ingles Markets, Inc., 8.875%, 05/15/17	1,246
215		Kroger Co. (The), 6.400%, 08/15/17	241
750		New Albertson’s, Inc., 7.500%, 02/15/11	773
1,750		SUPERVALU, Inc., 8.000%, 05/01/16	1,785
		Wal-Mart Stores, Inc.,
160		5.250%, 09/01/35	161
1,000		6.200%, 04/15/38	1,129
260		7.550%, 02/15/30	338

			5,915

		Food Products — 0.8%
		Bunge Ltd. Finance Corp.,
370		5.875%, 05/15/13	395
655		8.500%, 06/15/19	763
148		Bunge N.A. Finance LP, 5.900%, 04/01/17	149
1,000		Cargill, Inc., 7.350%, 03/06/19 (e)	1,189
135		ConAgra Foods, Inc., 7.000%, 04/15/19	159
		Del Monte Corp.,
185		6.750%, 02/15/15	186
475		7.500%, 10/15/19 (e)	480
1,000		Diageo Investment Corp., 7.450%, 04/15/35	1,249
220		Dole Food Co., Inc., 8.000%, 10/01/16 (e)	222
		Eurofresh, Inc.,
130		15.000%, 11/19/16 (f)	130
43		20.000%, 03/31/10 (f)	43
641		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	712
		Kraft Foods, Inc.,
810		6.125%, 02/01/18	869
335		6.500%, 08/11/17	369
575		6.875%, 02/01/38	621
1,450		Land O’ Lakes, Inc., 9.000%, 12/15/10	1,450
765		Smithfield Foods, Inc., 7.750%, 05/15/13	710
550		Tyson Foods, Inc., 10.500%, 03/01/14	622

			10,318

		Household Products — 0.4%
695		Jarden Corp., 7.500%, 05/01/17	688
1,000		Kimberly-Clark Corp., 6.125%, 08/01/17	1,153
875		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,108
504		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	479
		Visant Holding Corp.,
360		8.750%, 12/01/13	371
340		SUB, 10.250%, 12/01/13	350

			4,149

		Tobacco — 0.0% (g)
250		Alliance One International, Inc., 10.000%, 07/15/16 (e)	263

		Total Consumer Staples	27,119

		Energy — 2.7%
		Energy Equipment & Services — 0.4%
70		Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	77
		Halliburton Co.,
500		7.450%, 09/15/39	631
700		8.750%, 02/15/21	916
161		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	163
1,000		Key Energy Services, Inc., 8.375%, 12/01/14	976
1,146		Oslo Seismic Services, Inc., 8.280%, 06/01/11 (i)	1,159
500		PHI, Inc., 7.125%, 04/15/13	479

			4,401

		Oil, Gas & Consumable Fuels — 2.3%
875		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (e)	827
250		AmeriGas Partners LP, 7.250%, 05/20/15	246
750		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	735

		Anadarko Petroleum Corp.,
350		6.950%, 06/15/19 (c)	400
100		7.950%, 06/15/39	122
225		8.700%, 03/15/19	282
175		Apache Corp., 6.900%, 09/15/18	212
850		Bill Barrett Corp., 9.875%, 07/15/16	897
330		Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	350
810		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	859
		Chesapeake Energy Corp.,
430		6.500%, 08/15/17	399
250		6.875%, 01/15/16	240
500		7.500%, 09/15/13	505
250		7.500%, 06/15/14	251
250		9.500%, 02/15/15	262
450		Comstock Resources, Inc., 8.375%, 10/15/17	451
13		Concho Resources, Inc., 8.625%, 10/01/17	13
425		Conoco Funding Co., (Canada), 7.250%, 10/15/31	504
		ConocoPhillips,
275		5.750%, 02/01/19	305
750		6.500%, 02/01/39	852
300		ConocoPhillips Holding Co., 6.950%, 04/15/29	348
180		Copano Energy LLC/Copano Energy Finance Corp., 8.125%, 03/01/16
			180
100		Ecopetrol S.A., (Colombia), 7.625%, 07/23/19	113
		El Paso Corp.,
1,900		6.875%, 06/15/14	1,872
150		7.000%, 06/15/17	147
		EnCana Corp., (Canada),
150		6.500%, 05/15/19	169
215		6.625%, 08/15/37	237
350		Encore Acquisition Co., 6.000%, 07/15/15	349
200		EOG Resources, Inc., 6.875%, 10/01/18	237
750		Forest Oil Corp., 7.750%, 05/01/14	744
1,000		Frontier Oil Corp., 8.500%, 09/15/16	1,023
195		Gazprom International S.A., (Russia), 7.201%, 02/01/20	199
250		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 11.750%, 05/27/14 (e)	268
650		Holly Corp., 9.875%, 06/15/17 (e)	674
675		Holly Energy Partners LP, 6.250%, 03/01/15	634
		KazMunaiGaz Finance Sub B.V., (Kazakhstan),
220		8.375%, 07/02/13	232
195		9.125%, 07/02/18 (e)	214
250		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	284
410		Marathon Oil Corp., 6.000%, 10/01/17	446
500		Mariner Energy, Inc., 11.750%, 06/30/16	551
500		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	504
450		Newfield Exploration Co., 7.125%, 05/15/18	451
75		OPTI Canada, Inc., (Canada), 9.000%, 12/15/12 (e)	75
138		Penn Virginia Corp., 10.375%, 06/15/16	149
		Petro-Canada, (Canada),
400		6.800%, 05/15/38	440
335		7.875%, 06/15/26	389
		Pioneer Natural Resources Co.,
150		6.650%, 03/15/17	145
1,075		7.500%, 01/15/20	1,060
115		Plains All American Pipelines LP, 6.500%, 05/01/18	126
150		Quicksilver Resources, Inc., 9.125%, 08/15/19	153
25		Range Resources Corp., 7.250%, 05/01/18	25
		Sabine Pass LNG LP,
500		7.250%, 11/30/13	444
350		7.500%, 11/30/16	290
375		Southern Star Central Corp., 6.750%, 03/01/16	358
435		StatoilHydro ASA, (Norway), 7.150%, 11/15/25	526
815		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	908
1,000		Swift Energy Co., 7.125%, 06/01/17	918
120		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	144
278		Union Pacific Resources Group, Inc., 7.150%, 05/15/28	282
		Western Refining, Inc.,
250		11.250%, 06/15/17 (e)	215
250		VAR, 10.750%, 06/15/14 (e)	219
250		Williams Cos., Inc., 7.625%, 07/15/19	275
		Williams Partners LP/Williams Partners Finance Corp.,
1,247		7.250%, 02/01/17	1,247
500		7.500%, 06/15/11	515
		XTO Energy, Inc.,
325		4.625%, 06/15/13	342
175		6.250%, 08/01/17	194
585		6.375%, 06/15/38	629

			28,656

		Total Energy	33,057

		Financials — 11.1%
		Capital Markets — 2.1%
		Bank of New York Mellon Corp. (The),
530		4.600%, 01/15/20	543
440		5.125%, 08/27/13	483
370		Bear Stearns Cos., LLC (The), 7.250%, 02/01/18 (y)	428
		Credit Suisse USA, Inc.,
500		5.500%, 08/15/13	551
1,690		6.125%, 11/15/11	1,841
1,000		FMR LLC, 4.750%, 03/01/13 (e)	1,024
		Goldman Sachs Group, Inc. (The),
650		5.150%, 01/15/14	691
780		5.250%, 10/15/13	841
450		5.750%, 10/01/16	483
2,100		5.950%, 01/18/18	2,247
115		6.250%, 09/01/17	125
2,000		6.600%, 01/15/12	2,188
965		6.750%, 10/01/37	993
180		7.500%, 02/15/19	213
		Jefferies Group, Inc.,
375		6.250%, 01/15/36	304
140		6.450%, 06/08/27	119
340		7.750%, 03/15/12	369
580		8.500%, 07/15/19	638
		Lehman Brothers Holdings, Inc.,
235		3.600%, 03/13/09 (d)	46
1,000		5.750%, 05/17/13 (d)	195
950		6.500%, 07/19/17 (d)	–	(h)
750		6.875%, 07/17/37 (d)	–	(h)
295		8.500%, 08/01/15 (d)	58
		Merrill Lynch & Co., Inc.,
1,100		4.790%, 08/04/10	1,125
900		5.700%, 05/02/17	893
1,710		6.875%, 04/25/18	1,834
		Morgan Stanley,
505		4.200%, 11/20/14	507
650		5.300%, 03/01/13	695
810		5.625%, 01/09/12	865
150		6.000%, 05/13/14	163
1,315		6.000%, 04/28/15	1,429
320		6.250%, 08/28/17	343
1,040		6.600%, 04/01/12	1,136
1,250		6.625%, 04/01/18	1,356
113		Northern Trust Corp., 5.500%, 08/15/13	126
		UBS AG, (Switzerland),
900		5.750%, 04/25/18	930
450		5.875%, 12/20/17	467

			26,249

		Commercial Banks — 3.1%
250		Bankers Trust Corp., 7.250%, 10/15/11	276
		Barclays Bank plc, (United Kingdom),
625		2.500%, 01/23/13	627
900		5.450%, 09/12/12	979
980		6.050%, 12/04/17 (c) (e)	1,020
305		6.750%, 05/22/19	346
		BB&T Corp.,
500		4.900%, 06/30/17	494
1,000		6.500%, 08/01/11	1,067
150		6.850%, 04/30/19	171
1,750		Branch Banking & Trust Co., 4.875%, 01/15/13	1,855
750		Capital One Capital V, 10.250%, 08/15/39	825
1,000		Countrywide Capital III, 8.050%, 06/15/27	933
		Credit Suisse, (Switzerland),
1,875		5.000%, 05/15/13	2,025
285		5.500%, 05/01/14	313
375		Deutsche Bank AG, (Germany), 3.875%, 08/18/14	387
500		Fifth Third Bancorp, 5.450%, 01/15/17	451
395		HSBC Bank, 6.000%, 08/09/17	437
2,000		Huntington National Bank (The), 8.000%, 04/01/10	2,008
700		KeyBank N.A., 5.700%, 08/15/12	731
725		Keycorp, 6.500%, 05/14/13	759
1,250		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,310
370		Marshall & Ilsley Corp., 5.350%, 04/01/11	363
		National City Bank,
1,500		4.625%, 05/01/13	1,533
145		VAR, 0.393%, 01/21/10	145

740		Northern Trust Co. (The), 5.850%, 11/09/17	811
1,250		PNC Funding Corp., 5.250%, 11/15/15	1,314
		Regions Financial Corp.,
200		6.375%, 05/15/12	192
1,170		7.375%, 12/10/37	916
1,344		Royal Bank of Scotland Group plc, (United Kingdom), 9.118%, 03/31/10 (x)	1,250
225		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	246
200		State Street Corp., 4.300%, 05/30/14	213
2,500		SunTrust Banks, Inc., 6.000%, 02/15/26	2,100
2,000		U.S. Bancorp, 7.500%, 06/01/26	2,057
500		UnionBanCal Corp., 5.250%, 12/16/13	518
		Wachovia Bank N.A.,
2,110		5.600%, 03/15/16	2,214
500		6.600%, 01/15/38	533
		Wachovia Corp.,
1,555		5.750%, 02/01/18	1,636
515		SUB, 7.574%, 08/01/26	578
		Wells Fargo & Co.,
1,025		3.750%, 10/01/14	1,034
1,665		5.625%, 12/11/17	1,737
		Westpac Banking Corp., (Australia),
670		4.200%, 02/27/15	693
942		4.875%, 11/19/19	957

			38,054

		Consumer Finance — 0.8%
		American Express Credit Corp.,
840		5.875%, 05/02/13	911
1,100		7.300%, 08/20/13	1,249
835		American Honda Finance Corp., 7.625%, 10/01/18 (e)	978
		Capital One Financial Corp.,
500		6.250%, 11/15/13	549
485		6.750%, 09/15/17	534
690		7.375%, 05/23/14	791
		HSBC Finance Corp.,
1,000		5.000%, 06/30/15	1,039
500		6.375%, 11/27/12	547
400		7.350%, 11/27/32	410
		John Deere Capital Corp.,
230		5.250%, 10/01/12	252
515		5.350%, 04/03/18	563
		SLM Corp.,
500		4.000%, 01/15/10	500
200		5.000%, 04/15/15	160
500		5.125%, 08/27/12	461
200		5.375%, 05/15/14	170
288		8.450%, 06/15/18	260

			9,374

		Diversified Financial Services — 2.6%
500		Associates Corp. of North America, 7.950%, 02/15/10	502
1,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,080
		Bank of America Corp.,
1,500		6.975%, 03/07/37	1,699
1,005		7.375%, 05/15/14	1,128
300		7.400%, 01/15/11	317
500		7.800%, 09/15/16	547
515		BP Capital Markets plc, (United Kingdom), 4.750%, 03/10/19	545
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	871
850		5.450%, 04/15/18	909
185		CEDC Finance Corp. International, Inc., 9.125%, 12/01/16 (e)	185
		Citigroup, Inc.,
375		5.500%, 10/15/14	382
1,550		5.500%, 02/15/17	1,475
1,350		6.000%, 08/15/17	1,355
260		6.375%, 08/12/14	273
645		6.875%, 06/01/25	587
1,260		8.500%, 05/22/19	1,423
		CME Group, Inc.,
1,500		5.400%, 08/01/13	1,638
200		5.750%, 02/15/14	223
		Deluxe Corp.,
58		5.125%, 10/01/14	52
75		7.375%, 06/01/15	72
		General Electric Capital Corp.,
1,000		4.375%, 11/21/11	1,050
1,115		5.625%, 05/01/18	1,150
4,760		5.875%, 02/15/12 (c)	5,143
3,370		5.875%, 01/14/38	3,128
130		5.900%, 05/13/14	142
1,000		6.000%, 06/15/12	1,088
1,100		6.750%, 03/15/32	1,128
145		6.875%, 01/10/39	152
445		VAR, 0.343%, 08/15/11	437
210		International Lease Finance Corp., 5.875%, 05/01/13	166
110		National Gas Co. of Trinidad & Tobago Ltd., (Trinidad & Tobago), 6.050%, 01/15/36	101
		National Rural Utilities Cooperative Finance Corp.,
385		4.750%, 03/01/14	417
400		7.250%, 03/01/12	447
200		Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16 (e)	202
		Textron Financial Corp.,
1,079		4.600%, 05/03/10	1,078
505		5.400%, 04/28/13	500
200		UPC Germany GmbH, 8.125%, 12/01/17 (e)	200
100		Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	99

			31,891

		FDIC Guaranteed Securities — 0.2%
735		Bank of America Corp., 3.125%, 06/15/12	772
735		Citigroup, Inc., 2.875%, 12/09/11	763
750		Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	789

			2,324

		Insurance — 2.0%
419		AIG Retirement Services, Inc., 8.125%, 04/28/23	383
190		Allstate Corp. (The), 7.450%, 05/16/19	227
517		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	557
435		American International Group, Inc., 5.600%, 10/18/16	334
315		Chubb Corp. (The), 5.750%, 05/15/18	349
1,800		Crum & Forster Holdings Corp., 7.750%, 05/01/17	1,710
855		Genworth Global Funding Trusts, 5.200%, 10/08/10	876
2,000		HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	1,820
1,950		Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,012
2,000		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	2,090
100		MassMutual Global Funding II, 3.625%, 07/16/12 (e)	104
2,550		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	2,527
160		MetLife, Inc., 6.750%, 06/01/16	184
		Metropolitan Life Global Funding I,
190		5.125%, 04/10/13 (e)	204
875		5.200%, 09/18/13 (e)	928
600		5.750%, 07/25/11 (e)	634
315		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	331
400		Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	420
1,680		New York Life Global Funding, 4.650%, 05/09/13 (e)	1,798
500		New York Life Insurance Co., 6.750%, 11/15/39 (e)	505
770		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	818
800		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	852
175		Principal Financial Group, Inc., 8.875%, 05/15/19	207
300		Principal Life Global Funding I, 5.250%, 01/15/13 (e)	310
		Principal Life Income Funding Trusts,
325		5.150%, 06/17/11	336
2,050		5.300%, 12/14/12	2,212
1,100		Protective Life Secured Trusts, 4.000%, 04/01/11	1,124
205		Prudential Financial, Inc., 7.375%, 06/15/19	233
1,705		Stingray Pass-Through Trust, (Cayman Islands), 5.902%, 01/12/15 (e) (f) (i)	426
405		Travelers Cos, Inc. (The), 5.800%, 05/15/18	446
112		USI Holdings Corp., 9.750%, 05/15/15 (e)	100

			25,057

		Real Estate Investment Trusts (REITs) — 0.2%
		HRPT Properties Trust,
375		6.250%, 08/15/16	365
300		6.650%, 01/15/18	285
125		Potlatch Corp., 7.500%, 11/01/19 (e)	126
		Simon Property Group LP,
340		5.625%, 08/15/14	361
915		6.100%, 05/01/16	967
310		6.750%, 05/15/14	340
557		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	585

			3,029

		Real Estate Management & Development — 0.0% (g)
750		Forest City Enterprises, Inc., 7.625%, 06/01/15	637

		Thrifts & Mortgage Finance — 0.1%
700		Countrywide Home Loans, Inc., 4.000%, 03/22/11	715

		Total Financials	137,330

		Health Care — 1.4%
		Biotechnology — 0.0% (g)
150		Amgen, Inc., 5.700%, 02/01/19	167
215		Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16 (e)	216

			383

		Health Care Equipment & Supplies — 0.2%
		Baxter International, Inc.,
250		4.000%, 03/01/14	264
550		4.625%, 03/15/15	597
		Becton Dickinson and Co.,
100		5.000%, 05/15/19	107
400		6.000%, 05/15/39	439
400		Hospira, Inc., 5.550%, 03/30/12	432

			1,839

		Health Care Providers & Services — 0.6%
400		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	408
1,000		FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	990
350		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	359
		HCA, Inc.,
160		9.125%, 11/15/14	167
440		9.250%, 11/15/16	466
1,028		Health Management Associates, Inc., 6.125%, 04/15/16	943
220		Roche Holdings, Inc., 6.000%, 03/01/19 (e)	248
2,000		Tenet Healthcare Corp., 8.875%, 07/01/19 (e)	2,140
250		Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	236
1,550		WellPoint, Inc., 6.800%, 08/01/12	1,717

			7,674

		Life Sciences Tools & Services — 0.1%
500		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16 (e)	521

		Pharmaceuticals — 0.5%
400		Abbott Laboratories, 6.150%, 11/30/37	452
504		AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	560
		Elan Finance plc/Elan Finance Corp., (Ireland),
225		8.750%, 10/15/16 (c) (e)	211
750		VAR, 4.273%, 11/15/11	698
920		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,054
435		Novartis Capital Corp., 4.125%, 02/10/14	466
250		Pfizer, Inc., 6.200%, 03/15/19	288
1,000		Schering-Plough Corp., 6.550%, 09/15/37	1,181
100		Valeant Pharmaceuticals International, 8.375%, 06/15/16 (e)	103
		Wyeth,
810		5.500%, 02/01/14	900
555		5.500%, 02/15/16	617

			6,530

		Total Health Care	16,947

		Industrials — 3.4%
		Aerospace & Defense — 0.7%
145		BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	161
265		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	284
1,000		Esterline Technologies Corp., 6.625%, 03/01/17	962
250		ITT Corp., 6.125%, 05/01/19	280
		L-3 Communications Corp.,
265		5.875%, 01/15/15	260
1,500		6.375%, 10/15/15	1,475
704		Lockheed Martin Corp., 8.500%, 12/01/29	945
1,900		McDonnell Douglas Corp., 9.750%, 04/01/12	2,221
750		Moog, Inc., 6.250%, 01/15/15	709
300		Spirit Aerosystems, Inc., 7.500%, 10/01/17 (e)	294
654		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	683
110		Triumph Group, Inc., 8.000%, 11/15/17 (e)	110

			8,384

		Air Freight & Logistics — 0.1%
1,000		Federal Express Corp., 9.650%, 06/15/12	1,169

		Airlines — 0.4%
250		American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	276
804		American Airlines Pass-Through Trust 1991, 10.180%, 01/02/13 (i)	684
		Continental Airlines, Inc.,
250		6.503%, 06/15/11	247
725		7.875%, 07/02/18 (c)	587
428		9.318%, 11/01/19 (e)	340
230		9.558%, 09/01/19 (i)	189
404		9.798%, 04/01/21	332
		Delta Air Lines, Inc.,
225		7.111%, 09/18/11	223
88		8.021%, 08/10/22	77
87		8.954%, 08/10/14	74
50		9.500%, 09/15/14 (e)	51
610		10.000%, 12/05/14 (d) (e)	366
1,443		UAL Pass-Through Trust, 7.336%, 07/02/19 (e)	967
250		United Air Lines, Inc., 10.400%, 11/01/16	258

			4,671

		Building Products — 0.2%
1,500		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	1,406
1,000		Masco Corp., 6.125%, 10/03/16	953

			2,359

		Commercial Services & Supplies — 0.5%
1,009		Allied Waste North America, Inc., 7.125%, 05/15/16 (c)	1,070
250		Cenveo Corp., 7.875%, 12/01/13	229
		Corrections Corp. of America,
572		6.250%, 03/15/13	573
1,050		6.750%, 01/31/14	1,047
195		DI Finance/DynCorp International, 9.500%, 02/15/13	197
1,750		FTI Consulting, Inc., 7.750%, 10/01/16	1,726
818		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	830
		Power Sector Assets & Liabilities Management, (Philippines),
130		7.250%, 05/27/19 (e)	136
100		7.390%, 12/02/24 (e)	100

			5,908

		Construction & Engineering — 0.1%
414		RSC Equipment Rental, Inc., 9.500%, 12/01/14	405
		United Rentals North America, Inc.,
650		9.250%, 12/15/19	639
100		10.875%, 06/15/16 (e)	106

			1,150

		Electrical Equipment — 0.1%
335		Baldor Electric Co., 8.625%, 02/15/17	342
		Belden, Inc.,
500		7.000%, 03/15/17	484
250		9.250%, 06/15/19 (e)	266

			1,092

		Environmental Control — 0.0% (g)
100		Clean Harbors, Inc., 7.625%, 08/15/16 (e)	101
		Industrial Conglomerates — 0.2%
1,000		JB Poindexter & Co., Inc., 8.750%, 03/15/14	850
75		Koppers, Inc., 7.875%, 12/01/19 (e)	75
818		Milacron Escrow Corp., 11.500%, 05/15/11 (d) (f)	–
188		Milacron Holdings, Inc., VAR, 0.000%, 08/01/14 (f) (i)	188
1,830		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	2,032

			3,145

		Machinery — 0.4%
310		Altra Holdings, Inc., 8.125%, 12/01/16 (c) (e)	311
45		Colt Defense LLC / Colt Finance Corp., 8.750%, 11/15/17 (e)	45
550		Eaton Corp., 5.600%, 05/15/18	593
240		Ingersoll-Rand Co., 7.200%, 06/01/25	247
110		PACCAR, Inc., 6.375%, 02/15/12	121
440		Parker Hannifin Corp., 6.250%, 05/15/38	490
1,000		SPX Corp., 7.625%, 12/15/14	1,020
445		Terex Corp., 8.000%, 11/15/17	407
500		Valmont Industries, Inc., 6.875%, 05/01/14	511
1,500		Wabtec Corp., 6.875%, 07/31/13	1,513

			5,258

		Marine — 0.2%
1,250		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.,
		8.875%, 11/01/17 (e)	1,281
400		Stena AB, (Sweden), 7.500%, 11/01/13	383
750		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	661

			2,325

		Road & Rail — 0.5%
740		Burlington Northern and Santa Fe Railway Co. 2000 Pass Through Trust, 7.908%, 01/15/20	849
500		Burlington Northern Santa Fe Corp., 7.125%, 12/15/10	534
280		Canadian Pacific Ltd., (Canada), 9.450%, 08/01/21	382
165		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	194
825		CSX Corp., 7.375%, 02/01/19	979
		Erac USA Finance Co.,
250		6.375%, 10/15/17 (e)	259
800		6.700%, 06/01/34 (e)	723
		Kansas City Southern de Mexico S.A. de C.V., (Mexico),
352		7.375%, 06/01/14	338
350		7.625%, 12/01/13	343
1,200		RailAmerica, Inc., 9.250%, 07/01/17 (e)	1,254
390		Union Pacific Corp., 7.000%, 02/01/16	447

			6,302

		Total Industrials	41,864

		Information Technology — 0.9%
		Communications Equipment — 0.0% (g)
135		Nokia OYJ, (Finland), 5.375%, 05/15/19	144

		Computers & Peripherals — 0.3%
640		Dell, Inc., 7.100%, 04/15/28	706
		Hewlett-Packard Co.,
80		2.950%, 08/15/12	83
500		5.400%, 03/01/17	554
250		5.500%, 03/01/18	276
650		International Business Machines Corp., 7.000%, 10/30/25	773
1,000		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	963

			3,355

		Electronic Equipment, Instruments & Components — 0.2%
		Arrow Electronics, Inc.,
769		6.875%, 07/01/13	853
100		7.500%, 01/15/27	102
678		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	658
626		Intcomex, Inc., 11.750%, 01/15/11 (i)	499
		Sanmina-SCI Corp.,
185		6.750%, 03/01/13 (c)	181
355		8.125%, 03/01/16 (c)	345
750		VAR, 3.049%, 06/15/14 (e)	671

			3,309

		IT Services — 0.1%
900		Electronic Data Systems LLC, 6.000%, 08/01/13	1,013
200		SunGard Data Systems, Inc., 10.250%, 08/15/15	205

			1,218

		Semiconductors & Semiconductor Equipment — 0.1%
415		Advanced Micro Devices, Inc., 8.125%, 12/15/17 (e)	392
1,300		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 6.875%, 12/15/11 (d)	26

		NXP BV/NXP Funding LLC, (Netherlands),
125		7.875%, 10/15/14	106
375		VAR, 3.034%, 10/15/13 (c)	286
390		Sensata Technologies BV, (Netherlands), 8.000%, 05/01/14	378

			1,188

		Software — 0.2%
115		Intuit, Inc., 5.750%, 03/15/17	123
		Oracle Corp.,
1,000		5.250%, 01/15/16	1,103
1,030		6.500%, 04/15/38	1,177

			2,403

		Total Information Technology	11,617

		Materials — 2.4%
		Chemicals — 0.4%
200		Ashland, Inc., 9.125%, 06/01/17 (e)	215
410		EI du Pont de Nemours & Co., 3.250%, 01/15/15	417
525		Monsanto Co., 7.375%, 08/15/12	606
255		PolyOne Corp., 8.875%, 05/01/12	261
		Potash Corp. of Saskatchewan, Inc., (Canada),
450		4.875%, 03/01/13	483
753		7.750%, 05/31/11	823
		Praxair, Inc.,
735		4.625%, 03/30/15	804
650		5.250%, 11/15/14	730
125		Terra Capital, Inc., 7.750%, 11/01/19 (e)	133
445		Westlake Chemical Corp., 6.625%, 01/15/16 (c)	422

			4,894

		Construction Materials — 0.1%
500		Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	480
75		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	71
1,297		U.S. Concrete, Inc., 8.375%, 04/01/14	739

			1,290

		Containers & Packaging — 0.4%
		Ball Corp.,
125		7.125%, 09/01/16	128
125		7.375%, 09/01/19	128
220		Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., 8.250%, 11/15/15 (c) (e)	216
2,000		Constar International, Inc., VAR, 9.643%, 02/15/12	1,725
750		Owens-Brockway Glass Container, Inc., 8.250%, 05/15/13	765
500		Sealed Air Corp., 7.875%, 06/15/17 (e)	533
700		Silgan Holdings, Inc., 7.250%, 08/15/16	708
600		Solo Cup Co., 10.500%, 11/01/13 (e)	631

			4,834

		Metals & Mining — 0.8%
750		AK Steel Corp., 7.750%, 06/15/12	754
370		Alcoa, Inc., 5.550%, 02/01/17	372
700		ArcelorMittal, (Luxembourg), 9.850%, 06/01/19	862
225		Arch Western Finance LLC, 6.750%, 07/01/13	224
		BHP Billiton Finance USA Ltd., (Australia),
570		4.800%, 04/15/13	614
575		5.400%, 03/29/17	627
1,086		California Steel Industries, Inc., 6.125%, 03/15/14	1,010
		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450		8.250%, 12/15/17 (e)	443
500		8.500%, 12/15/19 (e)	495
750		FMG Finance Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	818
255		Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15	273
1,500		Steel Dynamics, Inc., 6.750%, 04/01/15	1,455
		United States Steel Corp.,
474		6.050%, 06/01/17	442
523		7.000%, 02/01/18	504
1,021		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (f) (i)	761

			9,654

		Paper & Forest Products — 0.7%
		Abitibi-Consolidated Co. of Canada, (Canada),
100		8.375%, 04/01/15 (d)	13
516		13.750%, 04/01/11 (d) (e)	583
410		Abitibi-Consolidated, Inc., (Canada), 8.850%, 08/01/30 (d)	56
		Cascades, Inc., (Canada),
675		7.250%, 02/15/13	687
500		7.750%, 12/15/17 (e)	496
		Domtar Corp.,
500		7.125%, 08/15/15	495
19		7.875%, 10/15/11	20
200		10.750%, 06/01/17	232
		Georgia-Pacific LLC,
345		7.000%, 01/15/15 (e)	349
875		7.125%, 01/15/17 (e)	886
400		8.250%, 05/01/16 (e)	424
200		International Paper Co., 9.375%, 05/15/19	248
1,154		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	923
1,500		NewPage Corp., 11.375%, 12/31/14 (e)	1,478
100		Norampac Industries, Inc., (Canada), 6.750%, 06/01/13	101
1,000		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,098
		Smurfit-Stone Container Enterprises, Inc.,
190		8.000%, 03/15/17 (d)	149
156		8.375%, 07/01/12 (d)	123
350		Weyerhaeuser Co., 7.375%, 10/01/19	366

			8,727

		Total Materials	29,399

		Telecommunication Services — 2.5%
		Diversified Telecommunication Services — 1.6%
900		AT&T Corp., 8.000%, 11/15/31	1,105
		AT&T, Inc.,
220		5.600%, 05/15/18	234
465		5.800%, 02/15/19	502
1,500		6.300%, 01/15/38	1,559
		BellSouth Corp.,
1,285		5.200%, 09/15/14	1,404
100		6.875%, 10/15/31	109
561		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	608
800		Cincinnati Bell, Inc., 8.250%, 10/15/17	794
875		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (c) (e)	863
		Deutsche Telekom International Finance BV, (Netherlands),
100		6.750%, 08/20/18	114
1,000		8.750%, 06/15/30	1,306
		Frontier Communications Corp.,
785		6.250%, 01/15/13	771
315		8.125%, 10/01/18	316
70		GCI, Inc., 8.625%, 11/15/19 (e)	70
500		Level 3 Financing, Inc., 9.250%, 11/01/14	441
665		Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16(e)	698
159		Nynex Corp., 9.550%, 05/01/10	163
		Qwest Communications International, Inc.,
385		7.250%, 02/15/11	385
90		8.000%, 10/01/15 (e)	90
		Qwest Corp.,
1,000		7.875%, 09/01/11	1,039
250		8.875%, 03/15/12	265
		Telecom Italia Capital S.A., (Luxembourg),
562		5.250%, 11/15/13	599
190		7.721%, 06/04/38	221
		Telefonica Emisiones S.A.U., (Spain),
600		5.855%, 02/04/13	660
80		5.877%, 07/15/19	88
1,250		TELUS Corp., (Canada), 8.000%, 06/01/11	1,369
267		United Telephone Co. of Florida, 8.375%, 01/15/25	279
400		Verizon Communications, Inc., 6.900%, 04/15/38	453
2,000		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,266
		Windstream Corp.,
525		8.125%, 08/01/13	537
1,250		8.625%, 08/01/16	1,259

			20,567

		Wireless Telecommunication Services — 0.9%
450		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	476
		Cricket Communications, Inc.,
140		7.750%, 05/15/16 (e)	138
215		9.375%, 11/01/14 (c)	207
260		MetroPCS Wireless, Inc., 9.250%, 11/01/14	261
1,750		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	1,893
1,750		Nextel Communications, Inc., 7.375%, 08/01/15	1,619
270		NII Capital Corp., 10.000%, 08/15/16 (e)	286
240		Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	275
		SBA Telecommunications, Inc.,
1,050		8.000%, 08/15/16 (e)	1,082
50		8.250%, 08/15/19 (e)	52
		Sprint Capital Corp.,
370		8.375%, 03/15/12	378
800		8.750%, 03/15/32	685
125		Sprint Nextel Corp., 8.375%, 08/15/17	122
1,425		Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,570
870		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	935
		Wind Acquisition Finance S.A., (Luxembourg),
490		10.750%, 12/01/15 (e)	525
275		11.750%, 07/15/17 (e)	305

			10,809

		Total Telecommunication Services	31,376

		Utilities — 3.9%
		Electric Utilities — 2.1%
505		Alabama Power Co., 6.125%, 05/15/38	566
		Carolina Power & Light Co.,
90		5.300%, 01/15/19	98
500		6.300%, 04/01/38	569
1,000		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,103
100		Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	106
925		Consumers Energy Co., 6.700%, 09/15/19	1,080
		Duke Energy Carolinas LLC,
500		5.625%, 11/30/12	556
1,100		6.050%, 04/15/38	1,220
500		6.250%, 01/15/12	549
1,200		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	1,240
115		Florida Power Corp., 5.650%, 06/15/18	127
336		FPL Energy National Wind, 6.125%, 03/25/19 (e)	311
		FPL Group Capital, Inc.,
275		5.350%, 06/15/13	300
265		7.875%, 12/15/15	326
		Georgia Power Co.,
562		5.250%, 12/15/15	628
140		5.950%, 02/01/39	153
100		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	100
988		Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,016
860		Midamerican Energy Co., 5.300%, 03/15/18	919
810		Midamerican Funding LLC, 6.750%, 03/01/11	851
600		Nevada Power Co., 7.125%, 03/15/19	689
300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	308
		Nisource Finance Corp.,
150		6.800%, 01/15/19	161
1,000		7.875%, 11/15/10	1,052
290		10.750%, 03/15/16	351
173		Northern States Power Co., 5.350%, 11/01/39	176
1,010		Pacific Gas & Electric Co., 5.625%, 11/30/17	1,118
		Pacificorp,
1,900		5.750%, 04/01/37	2,000
250		7.240%, 08/16/23	304
		Peco Energy Co.,
1,880		5.350%, 03/01/18	2,058
500		5.950%, 11/01/11 (c)	543
360		Potomac Electric Power Co., 6.500%, 11/15/37	414
50		Progress Energy, Inc., 6.050%, 03/15/14	55
1,400		PSEG Power LLC, 7.750%, 04/15/11	1,512
35		Public Service Co. of Colorado, 6.500%, 08/01/38	41
200		Public Service Co. of New Mexico, 7.950%, 05/15/18	209
		Public Service Co. of Oklahoma,
88		5.150%, 12/01/19	91
1,100		6.625%, 11/15/37	1,208
		Public Service Electric & Gas Co.,
155		5.300%, 05/01/18	167
416		5.375%, 11/01/39	421
500		San Diego Gas & Electric Co., 6.000%, 06/01/39	558
		Southern California Edison Co.,
450		5.550%, 01/15/37	470
285		5.950%, 02/01/38	313
145		Spectra Energy Capital LLC, 7.500%, 09/15/38	167
120		Union Electric Co., 8.450%, 03/15/39	162
235		Virginia Electric and Power Co., 6.350%, 11/30/37	266

			26,632

		Gas Utilities — 0.5%
250		ANR Pipeline Co., 9.625%, 11/01/21	350
600		Atmos Energy Corp., 5.125%, 01/15/13	643
570		CenterPoint Energy Resources Corp., 6.625%, 11/01/37	614
155		EQT Corp., 8.125%, 06/01/19	181
940		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	1,038
270		Sonat, Inc., 7.625%, 07/15/11	274
835		Southern California Gas Co., 4.375%, 01/15/11	866
210		Texas Eastern Transmission LP, 7.300%, 12/01/10	221
		TransCanada Pipelines Ltd., (Canada),
1,505		4.000%, 06/15/13	1,570
1,000		6.200%, 10/15/37	1,098

			6,855

		Independent Power Producers & Energy Traders — 0.9%
1,700		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	1,709
834		Calpine Corp., 7.250%, 10/15/17 (e)	780
750		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	709
		Edison Mission Energy,
500		7.000%, 05/15/17	365
800		7.200%, 05/15/19	580
500		7.750%, 06/15/16	407
397		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	361
1,044		Midwest Generation LLC, 8.560%, 01/02/16	1,054
270		Mirant Americas Generation LLC, 8.300%, 05/01/11	275
2,013		Mirant Mid Atlantic LLC, 9.125%, 06/30/17	2,083
505		Mirant North America LLC, 7.375%, 12/31/13	497
130		North American Energy Alliance LLC/North American Energy
		Alliance Finance Corp., 10.875%, 06/01/16 (e)	136
335		NRG Energy, Inc., 7.375%, 02/01/16	333
401		Ormat Funding Corp., 8.250%, 12/30/20	363
		RRI Energy, Inc.,
72		6.750%, 12/15/14 (c)	73
750		7.875%, 06/15/17	714
235		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	167

			10,606

		Multi-Utilities — 0.3%
1,591		AES Corp. (The), 8.750%, 05/15/13 (e)	1,619
400		Dominion Resources, Inc., 7.000%, 06/15/38	476
160		DTE Energy Co., 7.625%, 05/15/14	181
		Sempra Energy,
255		6.150%, 06/15/18	279
75		6.500%, 06/01/16	84
220		8.900%, 11/15/13	262
420		9.800%, 02/15/19	545

			3,446

		Water Utilities — 0.1%
925		American Water Capital Corp., 6.085%, 10/15/17	991

		Total Utilities	48,530

		Total Corporate Bonds (Cost $426,926)	433,918

		Foreign Government Securities — 0.7%
100		Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	106
110		Credit Suisse First Boston International for CJSC The EXIM of
		Ukraine, (Ukraine), 7.650%, 09/07/11	91
120		CS International for City of Kiev Ukraine, (Ukraine), 8.250%, 11/26/12 (e)	88
		Federal Republic of Brazil, (Brazil),
562		8.000%, 01/15/18	655
70		8.250%, 01/20/34	91
90		8.750%, 02/04/25	118
165		8.875%, 10/14/19	217
69		12.250%, 03/06/30	121
BRL 340		12.500%, 01/05/22	218
202		Government of Dominican Republic, (Dominican Republic), 9.040%, 01/23/18 (e)	220
120		Government of Ukraine, (Ukraine), 6.580%, 11/21/16 (e)	88
117		IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24	124
200		Petroleos de Venezuela S.A., (Venezuela), 5.250%, 04/12/17	104
		Republic of Argentina, (Argentina),
1,056		SUB, 2.500%, 12/31/38	367
		Republic of Colombia, (Colombia),
230		7.375%, 03/18/19	267
120		11.750%, 02/25/20	176
65		Republic of Costa Rica, (Costa Rica), 9.995%, 08/01/20	84
95		Republic of El Salvador, (El Salvador), 8.250%, 04/10/32 (e)	98
130		Republic of Gabon, (Gabon), 8.200%, 12/12/17 (e)	133
30		Republic of Guatemala, (Guatemala), Reg. S., 9.250%, 08/01/13	34
		Republic of Indonesia, (Indonesia),
100		Reg. S., 6.750%, 03/10/14	107
150		Reg. S., 7.750%, 01/17/38	164
390		11.625%, 03/04/19 (e)	551
		Republic of Panama, (Panama),
105		6.700%, 01/26/36	116
140		7.250%, 03/15/15	160
90		9.375%, 04/01/29	125
		Republic of Peru, (Peru),
83		8.375%, 05/03/16	102
168		8.750%, 11/21/33	225
88		9.875%, 02/06/15	112
		Republic of Philippines, (Philippines),
290		8.250%, 01/15/14	332
81		9.875%, 01/15/19	104
120		10.625%, 03/16/25	168
100		Republic of South Africa, (South Africa), 6.875%, 05/27/19	111
		Republic of Turkey, (Turkey),
395		7.250%, 03/15/15	441
100		8.000%, 02/14/34	115
		Republic of Uruguay, (Uruguay),
UYU 2,895		6.314%, 09/14/18	183
170		7.625%, 03/21/36	189
		Republic of Venezuela, (Venezuela),
314		5.750%, 02/26/16	198
286		Reg. S., 9.000%, 05/07/23	188
917		Russian Federation, (Russia), SUB, 7.500%, 03/31/30	1,035
100		State of Qatar, (Qatar), 6.400%, 01/20/40 (c) (e)	102
		United Mexican States, (Mexico),
200		5.950%, 03/19/19	216
166		6.050%, 01/11/40	169
MXN 2,530		8.000%, 12/19/13	203
MXN 340		9.000%, 12/20/12	28

		Total Foreign Government Securities (Cost $8,286)	8,844

		Mortgage Pass-Through Securities — 6.4%
		Federal Home Loan Mortgage Corp.,
750		ARM, 5.657%, 03/01/36	789
1,219		ARM, 5.753%, 03/01/36	1,278
326		ARM, 6.098%, 05/01/37	346
1,606		ARM, 6.104%, 10/01/37	1,708
929		ARM, 6.386%, 10/01/36	987
801		ARM, 6.579%, 08/01/36	855
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,022		4.000%, 08/01/18 - 05/01/19	3,165
1,574		4.500%, 10/01/18	1,680
229		5.000%, 05/01/18	246
1,078		5.500%, 01/01/21	1,164
1,020		6.500%, 07/01/14	1,084
146		7.000%, 05/01/11 - 06/01/11	152
304		7.500%, 09/01/10 - 01/01/17	330
4		8.500%, 06/01/10	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,371		6.500%, 11/01/22 - 03/01/26	2,604
630		7.000%, 01/01/27	699
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, FHA/VA,
2,284		7.500%, 12/01/36	2,604
867		10.000%, 10/01/30	1,022
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
611		4.000%, 09/01/33	614
249		6.000%, 02/01/29	270
1,916		6.500%, 01/01/24 - 11/01/36	2,080
1,875		7.000%, 09/01/24 - 10/01/36 (m)	2,092
209		7.500%, 10/01/19 - 10/01/30	232
206		8.000%, 08/01/27 - 03/01/30	238
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
336		7.000%, 12/01/14 - 03/01/16	360
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
7		7.500%, 02/01/17	8
–	(h)	8.000%, 02/01/10	–	(h)
14		12.000%, 08/01/15 - 07/01/19	15
–	(h)	13.000%, 06/01/14	1
–	(h)	13.500%, 01/01/11	–	(h)
–	(h)	14.500%, 12/01/10 - 03/01/11	–	(h)
–	(h)	15.000%, 03/01/11	–	(h)
		Federal National Mortgage Association,
26		ARM, 3.750%, 10/01/33	27
714		ARM, 3.801%, 05/01/35	737
341		ARM, 5.020%, 01/01/34	352
304		ARM, 5.187%, 04/01/37	319
1,327		ARM, 5.678%, 03/01/37	1,408
1,957		ARM, 5.686%, 01/01/23	2,091
1,786		ARM, 5.795%, 04/01/37	1,889
503		ARM, 5.897%, 06/01/37	538
1,234		ARM, 5.899%, 02/01/37	1,310
1,528		ARM, 6.174%, 07/01/37	1,629
507		ARM, 6.261%, 07/01/37	542
		Federal National Mortgage Association, 15 Year, Single Family,
8,624		3.500%, 09/01/18 - 07/01/19	8,688
5,764		4.000%, 07/01/18 - 12/01/18	6,028
631		4.500%, 07/01/18	671
3,472		5.000%, 05/01/18 - 11/01/18	3,727
2,051		5.500%, 08/01/17 - 07/01/20	2,221
3,973		6.000%, 01/01/14 - 08/01/22	4,309
158		6.500%, 05/01/13	171
–	(h)	7.000%, 03/01/15	–	(h)
30		7.500%, 02/01/12	31
67		8.000%, 01/01/16	70
26		8.500%, 11/01/11	26
1,439		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 11/01/18	1,581
502		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	537
		Federal National Mortgage Association, 30 Year, Single Family,
731		5.500%, 12/01/28 - 07/01/29	786
893		6.500%, 04/01/28 - 08/01/29	975
1,604		7.000%, 03/01/28 - 06/01/33	1,791
1,838		7.500%, 09/01/25 - 11/01/38	2,026
–	(h)	8.000%, 08/01/22	–	(h)
107		8.500%, 10/01/25 - 12/01/25	122
7		9.000%, 01/01/19 - 04/01/25	8
42		12.500%, 01/01/16	46
1,084		Federal National Mortgage Association, 7 Year, Balloon, 3.500%, 09/01/10	1,104
		Federal National Mortgage Association, Other,
2,668		5.000%, 12/01/32 - 08/01/33	2,805
864		5.500%, 09/01/17	917
1,339		6.500%, 04/01/36 - 07/01/36	1,448
		Government National Mortgage Association II, 30 Year, Single Family,
25		6.500%, 02/20/29	27
138		7.500%, 08/20/25 - 07/20/27	157
270		8.000%, 08/20/26 - 08/20/28	310
		Government National Mortgage Association, 30 Year, Single Family,
618		6.500%, 02/15/28 - 10/15/29	674
220		7.000%, 01/15/23 - 02/15/28	245
208		7.250%, 07/15/21 - 01/15/28	235
110		7.500%, 10/15/22 - 09/15/29	125
9		7.750%, 02/15/27	11
8		8.500%, 11/15/25	9
155		9.000%, 04/15/16 - 01/15/25	175
5		10.000%, 11/15/20	6
3		13.000%, 01/15/15	3

		Total Mortgage Pass-Through Securities (Cost $75,685)	79,533

		Municipal Bond — 0.2%
		Illinois — 0.2%
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $1,960)	1,755

		Supranational — 0.0% (g)
200		Eurasian Development Bank, (Kazakhstan), Reg. S., 7.375%, 09/29/14 (Cost $207)	207

		U.S. Government Agency Securities — 1.1%
		Federal Home Loan Banks,
1,500		1.750%, 12/14/12	1,518
635		5.375%, 05/18/16 (c)	728
		Federal Home Loan Mortgage Corp.,
915		2.500%, 04/23/14	931
385		6.750%, 09/15/29	486
		Federal National Mortgage Association,
3,505		1.375%, 04/28/11 (c)	3,547
1,995		1.750%, 03/23/11	2,028
825		5.000%, 05/11/17	927
1,000		8.200%, 03/10/16	1,298
485		New Valley Generation II, 5.572%, 05/01/20	533
740		New Valley Generation III, 4.929%, 01/15/21	781
869		Tennessee Valley Authority, 5.250%, 09/15/39	889

		Total U.S. Government Agency Securities (Cost $13,120)	13,666

		U.S. Treasury Obligations — 19.2%
		U.S. Treasury Bonds,
85		3.500%, 02/15/39	75
555		4.375%, 02/15/38	571
3,890		4.500%, 05/15/38	4,085
1,000		5.500%, 08/15/28	1,192
2,340		6.000%, 02/15/26	2,929
5,000		6.250%, 08/15/23	6,334
4,250		6.375%, 08/15/27	5,538
7,600		7.125%, 02/15/23	10,312
100		7.250%, 05/15/16	128
7,200		7.250%, 08/15/22	9,839
15,000		7.500%, 11/15/16	19,562
4,800		7.500%, 11/15/24	6,816
1,625		7.875%, 02/15/21	2,290
2,000		8.125%, 05/15/21	2,873
5,000		8.125%, 08/15/21	7,205
13,325		8.750%, 05/15/17	18,634
1,000		8.750%, 08/15/20	1,481
27,730		8.875%, 08/15/17 (m)	39,191
1,000		8.875%, 02/15/19 (c)	1,456
5,000		9.000%, 11/15/18 (m)	7,308
		U.S. Treasury Bonds Coupon STRIPS,
308		05/15/14 (c)	283
2,000		11/15/14	1,803
2,425		11/15/15 (c)	2,094
3,980		05/15/16	3,331
3,916		02/15/17	3,147
12,074		05/15/17 (c)	9,592
3,165		08/15/17	2,478
16,170		11/15/17	12,502
6,000		02/15/18	4,584
555		05/15/18	421
1,250		08/15/18 (c)	929
5,185		11/15/20	3,429
4,000		08/15/24	2,157
2,900		02/15/25 (c)	1,520
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,718
		U.S. Treasury Notes,
3,225		0.875%, 04/30/11	3,246
11,000		1.375%, 09/15/12	11,111
11,900		1.375%, 10/15/12 (c)	12,011
10,000		1.875%, 06/15/12 (c)	10,249
925		2.250%, 05/31/14	944
100		2.375%, 03/31/16	99
880		3.125%, 05/15/19	876
45		3.250%, 12/31/09 (k)	45
320		4.000%, 02/15/15	351
85		4.500%, 09/30/11	91

		Total U.S. Treasury Obligations (Cost $224,365)	236,830

SHARES		Common Stocks — 0.1%

		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
1		Time Warner Cable, Inc.	22

		Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
45		Eurofresh, Inc., ADR (a) (f)	68

		Household Products — 0.0% (g)
13		Spectrum Brands, Inc. (a)	284

		Total Consumer Staples	352

		Industrials — 0.1%
		Airlines — 0.0% (g)
9		Delta Air Lines, Inc. (a)	75

		Commercial Services & Supplies — 0.0% (g)
17		World Color Press, Inc., (Canada) (a)	157

		Industrial Conglomerates — 0.1%
1		Milacron Corp. (a) (f) (i)	572

		Total Industrials	804

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
655		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), ADR (a) (f)	92

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
8		Constar International, Inc. (a)	166
14		Portola Packaging (a) (f)	57

			223
		Total Materials	223

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
3		AboveNet, Inc. (a)	175
—	(h)	XO Holdings, Inc. (a)	—	(h)
		175
		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	175

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	24

		Total Common Stocks (Cost $2,992)	1,692

		Preferred Stocks — 0.3%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
		Motors Liquidation Co.,
120		5.250%, 03/06/32 (a)	593
385		6.250%, 07/15/33	1,899
42		7.250%, 07/15/41(a)	186
21		7.250%, 04/15/41 (a)	95
1		7.250%, 07/15/41 (a)	2
1		7.375%, (a)	7
55		7.375%, 05/15/48 (a)	246

		Total Consumer Discretionary	3,028

		Financials — 0.1%
		Commercial Banks — 0.1%
20		CoBank ACB, 7.000%, 01/04/10 (e) (x)	734

		Total Preferred Stocks (Cost $3,878)	3,762

PRINCIPAL AMOUNT

		Loan Participations & Assignments — 2.9%
		Consumer Discretionary — 0.9%
		Automobiles — 0.1%
		Ford Motor Co., Term Loan B,
89		3.240%, 12/15/13	79
1,416		3.290%, 12/15/13	1,241

			1,320

		Gaming — 0.3%
2,000		CCM Merger, Inc., Term Loan B, 8.500%, 07/13/12	1,910
500		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14	159
1,000		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	318
500		HSP Gaming, Term Loan, 11.250%, 08/20/14	490
663		Venetian Macau, Term B Funded Project Loan, 5.790%, 05/25/13	627

			3,504

		Hotels, Restaurants & Leisure — 0.0% (g)
359		Herbst Gaming, Delayed Draw Term Loan, 12.500%, 01/03/14 (d)	197

		Leisure Equipment & Products — 0.0% (g)
308		True Temper Sports, Inc., 2nd Lien Term Loan, 6.600%, 06/30/11 (d) (i)	38

		Media — 0.5%
		Dex Media West, Term Loan B,
351		7.000%, 10/24/14	316
237		7.000%, 10/24/14	213
118		7.000%, 10/24/14	107
145		High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	121
		Idearc, Inc., Tranche B Term Loan,
64		3.220%, 11/17/14 (d)	30
6,317		3.220%, 11/17/14 (d)	3,001
		Newport Television LLC, Term Loan,
185		7.250%, 09/14/16	153
364		8.000%, 09/14/16	303
918		Newsday, Term Loan B, 10.500%, 08/01/13	965
		Univision Communications, Inc., 1st Lien Term Loan,
30		2.533%, 09/20/14	25
470		2.533%, 09/20/14	385

			5,619

		Textiles, Apparel & Luxury Goods — 0.0% (g)
312		Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	308

		Total Consumer Discretionary	10,986

		Consumer Staples — 0.2%
		Household Products — 0.2%
36		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12 (d)	35
		Spectrum Brands, Inc., Term Loan B,
–	(h)	6.250%, 06/30/12 (d)	1
721		8.000%, 06/30/12	695
721		8.000%, 06/30/12	696
721		8.000%, 06/30/12	695

			2,122

		Total Consumer Staples	2,122

		Financials — 0.4%
		Diversified Financial Services — 0.3%
1,500		Capmark Financial Group, 1st Lien Term Loan, 4.000%, 03/23/11	1,085
		CIT Group, Inc., Tranche 1B Term Loan,
400		13.000%, 01/20/12	417
400		13.000%, 01/20/12	417
400		13.000%, 01/20/12	417
400		13.000%, 01/20/12	418
400		13.000%, 01/20/12	417
400		Reynolds Group, Term Loan, 0.000%, 10/28/15	413

			3,584

		Insurance — 0.0% (g)
90		USI Holdings Corp., Term Loan, 0.000%, 05/04/14	86

		Real Estate Investment Trusts (REITs) — 0.1%
1,000		General Growth Properties, Term Loan A, 0.000%, 02/24/10	905

		Total Financials	4,575

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
444		HCA, Inc., Term Loan B, 2.533%, 11/18/13	412

		Industrials — 0.3%
		Aerospace & Defense — 0.0% (g)
–	(h)	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.283%, 03/26/14	–	(h)

		Airlines — 0.1%
		Delta Airlines, Inc., 1st Lien Term Loan,
37		0.094%, 04/30/12	32
15		2.281%, 04/30/12	13
928		2.284%, 04/30/12	821

			866

		Building Products — 0.1%
73		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 0.183%, 02/07/14 (i)	48
		Jacuzzi Brands Corp., 1st Lien Term Loan B,
2		2.504%, 02/07/14	1
1,714		2.531%, 02/07/14 (i)	1,111

			1,160

		Commercial Services & Supplies — 0.1%
		Clarke American Corp., Term Loan B,
489		2.734%, 06/27/14	401
–	(h)	2.761%, 06/27/14	–	(h)
871		2.783%, 06/27/14	714
787		2.783%, 06/27/14	645
312		2.783%, 06/27/14	256

			2,016

		Total Industrials	4,042

		Information Technology — 0.2%
		IT Services — 0.2%
904		CompuCom Systems, Term Loan, 3.740%, 08/23/14 (i)	840
		First Data Corp., Initial Tranche B-1 Term Loan,
785		2.986%, 09/24/14	653
45		3.033%, 09/24/14	37
24		3.036%, 09/24/14	20
		First Data Corp., Initial Tranche B-3 Term Loan,
31		3.033%, 09/24/14	26
557		3.036%, 09/24/14	463

			2,039

		Total Information Technology	2,039

		Materials — 0.4%
		Chemicals — 0.3%
1,439		Cristal Inorganic Chemicals, 1st Lien Term Loan, 2.533%, 05/15/14(i)	1,277

33		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.736%, 12/20/13	24
14		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.736%, 12/20/13	11
42		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.986%, 12/22/14	30
42		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.986%, 12/22/14	30
42		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.986%, 12/22/14	30
		Lyondell Chemical Co., Roll-Up DIP Term Loan,
268		5.795%, 02/03/10	258
270		5.940%, 02/03/10	261
103		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.736%, 12/20/13	75
180		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	131
180		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	131
1,535		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	1,115
54		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.736%, 12/20/13	39

			3,412

		Diversified Manufacturing — 0.0% (g)
984		BOC Edwards, 1st Priority Lien Term Loan, 2.256%, 05/31/14	783

		Paper & Forest Products — 0.1%
1,734		Abitibi, Inc., Term Loan, 11.000%, 03/31/11	1,509

		Total Materials	5,704

		Utilities — 0.5%
		Independent Power Producers & Energy Traders — 0.5%
2,466		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	2,252
293		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 0.183%, 02/01/13	269
		NRG Energy, Inc. (Opco), Term Loan B,
480		1.988%, 02/01/13	439
1,227		2.033%, 02/01/13	1,124
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
2,419		3.742%, 10/10/14	1,804
19		3.753%, 10/10/14	14
13		3.783%, 10/10/14	9

		Total Utilities	5,911

		Total Loan Participations & Assignments (Cost 39,114)	35,791

		NUMBER OF WARRANTS
		Warrants - 0.0% (g)
		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
		World Color Press, Inc.,
9		Series I, expiring 07/20/14 (Strike Price $13.00) (a)	43
9		Series II, expiring 07/20/14 (Strike Price $16.30) (a)	45

		Total Industrials	88

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc., Class W, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	20
		XO Holdings, Inc.,
1		Class B, expiring 01/16/10 (Strike Price $6.25) (a)	–	(h)
1		Class B, expiring 01/16/10 (Strike Price $10.00) (a)	–	(h)
1		Class B, expiring 01/16/10 (Strike Price $7.50) (a)	–	(h)

			20

		Total Telecommunication Services	20

		Total Warrants (Cost 707)	108

SHARES

		Short-Term Investment — 4.3%
		Investment Company — 4.3%
53,098		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $53,098)	53,098

		Investments of Cash Collateral for Securities on Loan — 3.5%
		Investment Company — 3.5%
42,858		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $42,858)	42,858

		Total Investments — 103.7% (Cost $1,263,043)	1,281,709
		Liabilities in Excess of Other Assets — (3.7)%	(45,399)

		NET ASSETS — 100.0%	$1,236,310

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	30 Year U.S. Treasury Bond	03/22/10	$491	$10
4	2 Year U.S. Treasury Note	03/31/10	871	3
	Short Futures Outstanding
(2)	10 Year U.S. Treasury Note	03/22/10	(240)	(3)
(5)	5 Year U.S. Treasury Note	03/31/10	(586)	(6)

				$4

Credit Default Swaps - Sell Protection [1]
Corporate and Sovereign Issuers:
						UPFRONT
SWAP COUNTERPARTY/	FUND RECEIVES	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 11/30/09 [2]	AMOUNT [3]	VALUE	(PAID)/RECEIVED [4]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	6.972%	1,000	$ (138)	$ -

[1] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)

under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

[4] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
BRL	—	Brazilian Real
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	—	Mexican Peso
PIK	—	Payment-in-Kind
PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.	—

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $3,823,000 which amounts to 0.3% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(r)	Rates shown are per annum and payments are as described.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2009.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,015
Aggregate gross unrealized depreciation	(47,349)

Net unrealized appreciation/depreciation	$18,666

Federal income tax cost of investments	$1,263,043

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$22	$—	$—	$22
Consumer Staples	284	—	—	284
Health Care	—	—	68	68
Industrials	232	—	572	804
Information Technology	—	—	92	92
Materials	166	—	57	223
Telecommunication Services	175	—	—	175
Utilities	24	—	—	24

Total Common Stocks	903	—	789	1,692

Preferred Stocks
Consumer Discretionary	1,901	1,127	—	3,028
Financials	—	734	—	734

Total Preferred Stocks	1,901	1,861	—	3,762

Debt Securities
Asset-Backed Securities	—	24,302	1,466	25,768
Collateralized Mortgage
Obligations	—	317,769	—	317,769
Commercial Mortgage-Backed
Securities	—	26,110	—	26,110
Corporate Bonds
Consumer Discretionary	—	56,679	—	56,679
Consumer Staples	—	26,946	173	27,119
Energy	—	32,553	—	32,553
Financials	—	136,806	426	137,232
Health Care	—	16,947	—	16,947
Industrials	—	41,410	188	41,598
Information Technology	—	11,617	—	11,617
Information Technology	—	266	—	266
Materials	—	28,736	761	29,497
Telecommunication Services	—	31,376	—	31,376
Utilities	—	49,034	—	49,034

Total Corporate Bonds	—	432,370	1,548	433,918

Foreign Government Securities	—	8,844	—	8,844
Mortgage Pass-Through Securities	—	79,533	—	79,533
Municipal Bonds	—	1,755	—	1,755
Supranational	—	207	—	207
U.S. Government Agency
Securities	—	13,666	—	13,666
U.S. Treasury Obligations	—	236,830	—	236,830
Loan Participations & Assignments
Consumer Discretionary	—	10,986	—	10,986
Consumer Staples	—	2,122	—	2,122
Financials	—	4,575	—	4,575
Health Care	—	412	—	412
Industrials	—	4,042	—	4,042
Information Technology	—	2,039	—	2,039
Materials	—	5,704	—	5,704
Utilities	$—	$5,911	$—	$5,911

Total Loan Participations & Assignments	—	35,791	—	35,791

Warrants
Industrials	88	—	—	88
Telecommunication Services	—	—	20	20

Total Warrants	88	—	20	108

Short-Term Investments
Investment Companies	53,098	—	—	53,098
Investments of Cash Collateral for Securities on Loan
Investment Companies	42,858	—	—	42,858

Total Investments in Securities	$98,848	$1,179,038	$3,823	$1,281,709

Appreciation in Other Financial Instruments*
Futures Contracts	$13	$—	$—	$13

Depreciation in Other Financial Instruments*
Futures Contracts	$(9)	$—	$—	$(9)
Swaps	$—	$(138)	$—	$(138)

Total Depreciation in Other Financial Instruments	$(9)	$(138)	$—	$(147)

*Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Corporate Bonds - Consumer Staples	$ -	$ -	$ -	$ -	$ 43	$ -	$ 43
Corporate Bonds - Consumer Staples	-	-	-	-	130	-	130
Corporate Bonds - Financials	-	-	(1,243)	20	1,649	-	426
Corporate Bonds - Industrials	-	(90)	(674)	48	716	-	-	(a)
Corporate Bonds - Industrials	-	-	-	-	188	-	188
Corporate Bonds - Materials	57	-	118	-	(175)	-	-
Corporate Bonds - Materials	-	-	(246)	12	995	-	761
Common Stocks - Consumer Staples	-		(66)		-	134	68
Common Stocks - Information Technology	-	-	-	-	92	-	92
Common Stocks - Industrials	-	-	313	-	259	-	572
Common Stocks - Materials	-	-	(118)	-	175	-	57
Asset-Backed Securities	1,458	-	2	6	-	-	1,466
Warrants - Telecommunication Services	9	-	11	-	-	-	20
Total	$ 1,524	$ (90)	$ (1,903)	$ 86	$ 4,072	$ 134	$ 3,823

(a) Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(2,176,000).

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Collateralized Mortgage Obligations — 46.4%
		Agency CMO — 46.4%
		Federal Home Loan Mortgage Corp. REMICS,
140		Series 1343, Class LA, 8.000%, 08/15/22	155
954		Series 1367, Class K, 5.500%, 09/15/22	1,030
188		Series 1591, Class E, 10.000%, 10/15/23	215
1,679		Series 1633, Class Z, 6.500%, 12/15/23	1,839
2,502		Series 1694, Class PK, 6.500%, 03/15/24	2,736
8,837		Series 1785, Class A, 6.000%, 10/15/23	9,442
514		Series 1999, Class PU, 7.000%, 10/15/27	567
934		Series 2031, Class PG, 7.000%, 02/15/28	1,126
2,512		Series 2035, Class PC, 6.950%, 03/15/28	2,671
2,177		Series 2064, Class PD, 6.500%, 06/15/28 (m)	2,320
2,033		Series 2095, Class PE, 6.000%, 11/15/28	2,212
665		Series 2152, Class BD, 6.500%, 05/15/29	732
4,456		Series 2162, Class TH, 6.000%, 06/15/29	4,849
381		Series 2345, Class PQ, 6.500%, 08/15/16	412
2,260		Series 2367, Class ME, 6.500%, 10/15/31	2,463
7,326		Series 2480, Class EJ, 6.000%, 08/15/32	7,957
6,000		Series 2562, Class PG, 5.000%, 01/15/18	6,465
4,527		Series 2571, Class PV, 5.500%, 01/15/14	4,872
9,222		Series 2580, Class QM, 5.000%, 10/15/31	9,563
2,766		Series 2611, Class QZ, 5.000%, 05/15/33	2,828
10,000		Series 2630, Class KS, 4.000%, 01/15/17	10,390
10,000		Series 2631, Class TE, 4.500%, 02/15/28	10,260
1,028		Series 2647, Class A, 3.250%, 04/15/32	1,040
6,645		Series 2651, Class VZ, 4.500%, 07/15/18	7,045
9,000		Series 2656, Class BG, 5.000%, 10/15/32	9,641
10,000		Series 2684, Class PD, 5.000%, 03/15/29	10,564
2,500		Series 2688, Class DG, 4.500%, 10/15/23	2,637
8,588		Series 2727, Class PE, 4.500%, 07/15/32	9,076
5,000		Series 2749, Class TD, 5.000%, 06/15/21	5,311
6,000		Series 2773, Class TB, 4.000%, 04/15/19	6,178
4,730		Series 2780, Class TD, 5.000%, 04/15/28	4,975
7,450		Series 2841, Class AT, 4.000%, 08/15/19	7,665
3,491		Series 2882, Class QD, 4.500%, 07/15/34	3,657
5,001		Series 2927, Class GA, 5.500%, 10/15/34	5,422
5,000		Series 2929, Class PC, 5.000%, 01/15/28	5,225
5,500		Series 2931, Class QD, 4.500%, 02/15/20	5,851
12,806		Series 2976, Class HP, 4.500%, 01/15/33	13,234
10,600		Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,269
4,319		Series 3045, Class HN, 4.500%, 09/15/33	4,459
3,195		Series 3085, Class VS, HB, IF, 27.765%, 12/15/35	4,294
5,500		Series 3114, Class KB, 5.000%, 09/15/27	5,835
6,945		Series 3181, Class OP, PO, 07/15/36	6,144
4,500		Series 3188, Class GE, 6.000%, 07/15/26	4,999
20,706		Series 3325, Class JL, 5.500%, 06/15/37	22,340
139		Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	30
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,942		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	3,214
3,419		Series T-54, Class 2A, 6.500%, 02/25/43	3,730
1,388		Series T-56, Class A, PO, 05/25/43	986
2,161		Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,360
		Federal National Mortgage Association Interest STRIPS,
4,350		Series 278, Class 1, VAR, 2.977%, 08/01/25	3,804
1,978		Series 278, Class 3, VAR, 2.312%, 11/01/23	1,729
3,905		Series 343, Class 23, IO, 4.000%, 10/01/18	334
		Federal National Mortgage Association REMICS,
190		Series 1988-16, Class B, 9.500%, 06/25/18 (m)	217
133		Series 1990-57, Class J, 7.000%, 05/25/20 (m)	145
447		Series 1993-110, Class H, 6.500%, 05/25/23	483
351		Series 1993-146, Class E, PO, 05/25/23	314
6,139		Series 1993-155, Class PJ, 7.000%, 09/25/23	6,849
66		Series 1993-205, Class H, PO, 09/25/23	59
96		Series 1993-217, Class H, PO, 08/25/23	85
73		Series 1993-228, Class G, PO, 09/25/23	65
2,116		Series 1994-37, Class L, 6.500%, 03/25/24	2,306
6,730		Series 1994-43, Class PJ, 6.350%, 12/25/23	6,989
7,551		Series 1994-51, Class PV, 6.000%, 03/25/24	8,307
4,566		Series 1994-62, Class PJ, 7.000%, 01/25/24	4,768
4,193		Series 1998-58, Class PC, 6.500%, 10/25/28	4,587
691		Series 2000-8, Class Z, 7.500%, 02/20/30	760
2,918		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	421
1,072		Series 2002-2, Class UC, 6.000%, 02/25/17	1,153
1,889		Series 2002-3, Class PG, 5.500%, 02/25/17	2,020
6,502		Series 2002-73, Class OE, 5.000%, 11/25/17	6,970
2,105		Series 2002-86, Class EJ, 5.500%, 12/25/32	2,152
2,738		Series 2002-92, Class FB, VAR, 0.886%, 04/25/30	2,711
6,771		Series 2003-21, Class PZ, 4.500%, 03/25/33	6,892
15,200		Series 2003-35, Class MD, 5.000%, 11/25/16	15,825
971		Series 2003-67, Class SA, IF, HB, 43.966%, 10/25/31	1,573
1,295		Series 2003-70, Class BE, 3.500%, 12/25/25	1,302
5,000		Series 2003-74, Class VL, 5.500%, 11/25/22	5,396
20,000		Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,402
5,000		Series 2003-92, Class VH, 5.000%, 02/25/19	5,381
10,000		Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,550
16,000		Series 2004-7, Class JK, 4.000%, 02/25/19	16,558
4,608		Series 2004-46, Class QD, IF, HB, 23.056%, 03/25/34	5,554
5,887		Series 2004-54, Class FL, VAR, 0.636%, 07/25/34	5,795
10,760		Series 2004-60, Class PA, 5.500%, 04/25/34	11,484
5,000		Series 2005-16, Class LC, 5.500%, 05/25/28	5,200
7,805		Series 2005-22, Class EH, 5.000%, 04/25/35	8,147
3,574		Series 2005-29, Class AK, 4.500%, 04/25/35	3,801
7,403		Series 2005-58, Class EP, 5.500%, 07/25/35	8,041
6,798		Series 2005-83, Class LA, 5.500%, 10/25/35	7,405
5,498		Series 2005-116, Class PC, 6.000%, 01/25/36	6,094
34,972		Series 2006-51, Class FP, VAR, 0.586%, 03/25/36	34,286
2,410		Series 2006-69, Class SP, IF, 14.517%, 05/25/30	2,666
622		Series 2006-81, Class FA, VAR, 0.586%, 09/25/36	613
7,497		Series 2006-110, Class PO, PO, 11/25/36	6,437
37		Series G92-35, Class EB, 7.500%, 07/25/22	41
445		Series G92-44, Class ZQ, 8.000%, 07/25/22	494
		Federal National Mortgage Association Whole Loan,
585		Series 1999-W4, Class A9, 6.250%, 02/25/29	635
4,589		Series 2002-W7, Class A4, 6.000%, 06/25/29	4,957
1,590		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,736
747		Series 2003-W1, Class 2A, 7.500%, 12/25/42	843
6,996		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	7,376
5,780		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	6,316
		Government National Mortgage Association,
1,122		Series 1998-22, Class PD, 6.500%, 09/20/28	1,222
646		Series 1999-17, Class L, 6.000%, 05/20/29	704
6,000		Series 2001-10, Class PE, 6.500%, 03/16/31	6,626
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,439
29,187		Series 2003-59, Class XA, IO, VAR, 2.059%, 06/16/34	2,152
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,512
2,955		Series 2004-62, Class VA, 5.500%, 07/20/15	3,162
15,418		Series 2005-28, Class AJ, 5.500%, 04/20/35	16,562
17,959		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	2,201
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	28,878
9,859		Series 2009-52, Class MA, 5.000%, 11/20/36	10,551
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,008

		Total Collateralized Mortgage Obligations (Cost $571,052)	609,330

		Mortgage Pass-Through Securities — 9.9%
		Federal Home Loan Mortgage Corp.,
29		ARM, 2.662%, 02/01/19	28
24		ARM, 2.843%, 07/01/30	24
5		ARM, 3.264%, 01/01/20	5
124		ARM, 3.374%, 08/01/18	124
38		ARM, 3.457%, 04/01/30	39
326		ARM, 3.558%, 01/01/27	334
45		ARM, 3.725%, 03/01/18	44
51		ARM, 3.750%, 06/01/18	51
90		ARM, 3.995%, 11/01/18	92
151		ARM, 4.188%, 01/01/21	151
7,672		ARM, 6.019%, 03/01/37	8,182
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,054		5.000%, 12/01/13 - 12/01/16	1,111
911		6.000%, 04/01/14	983
1,216		6.500%, 12/01/12 - 06/01/14	1,291
–	(h)	7.000%, 12/01/14	–	(h)
–	(h)	7.500%, 09/01/10	–	(h)
–	(h)	8.500%, 01/01/10	–	(h)
2,679		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	2,804
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,547		5.500%, 11/01/33	2,725
584		6.000%, 02/01/32	633
2,104		6.500%, 01/01/24 - 07/01/29	2,298
1,995		7.000%, 08/01/25 - 09/01/29 (m)	2,265
120		7.500%, 09/01/24 - 08/01/25	136
150		8.000%, 11/01/24 - 09/01/25	172
291		8.500%, 05/01/24 - 07/01/28	335
9		9.000%, 10/01/17 - 11/01/21	10
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	–	(h)
		Federal National Mortgage Association,
402		ARM, 2.662%, 11/01/27 - 08/01/41	404
156		ARM, 2.707%, 07/01/17	158
181		ARM, 2.750%, 08/01/30	184
59		ARM, 3.180%, 06/01/29	61
41		ARM, 3.250%, 06/01/17	42
52		ARM, 3.293%, 06/01/20	53
89		ARM, 3.308%, 10/01/14	90
31		ARM, 3.625%, 09/01/17	32
36		ARM, 3.807%, 10/01/16	37
45		ARM, 3.825%, 08/01/19	46
190		ARM, 3.900%, 09/01/27	197
138		ARM, 3.939%, 09/01/14	140
260		ARM, 4.125%, 06/01/15 - 01/01/29	270
236		ARM, 4.279%, 08/01/19	241
20		ARM, 4.325%, 11/01/16	21
9		ARM, 4.625%, 07/01/27	9
7		ARM, 5.575%, 01/01/16	7
33		ARM, 5.920%, 04/01/19	34
25		ARM, 6.000%, 12/01/18	26
		Federal National Mortgage Association, 15 Year, Single Family,
4,751		4.000%, 04/01/19	4,988
4,215		4.500%, 03/01/19	4,482
3,082		5.500%, 11/01/16 - 03/01/18	3,337
368		6.000%, 03/01/11 - 08/01/14	388
14		6.500%, 12/01/10	14
13		7.000%, 07/01/10	13
184		8.000%, 11/01/12	195
		Federal National Mortgage Association, 20 Year, Single Family,
1,885		5.000%, 11/01/23	2,001
2,699		6.000%, 03/01/22	2,939
125		7.500%, 06/01/14 - 07/01/14	141
		Federal National Mortgage Association, 30 Year, Single Family,
4,128		4.500%, 03/01/38	4,243
6,678		5.000%, 11/01/33	7,029
48,150		5.500%, 02/01/29 - 05/01/36 (m)	51,417
6,460		6.000%, 07/01/36	6,947
1,296		6.500%, 06/01/26 - 04/01/32	1,415
7,669		7.000%, 02/01/24 - 03/01/35	8,558
464		7.500%, 03/01/30 - 04/01/30	529
246		10.000%, 10/01/16 - 11/01/21	272
244		Federal National Mortgage Association, Other, 6.000%, 09/01/28	264
		Government National Mortgage Association II, 30 Year, Single Family,
494		8.000%, 11/20/26 - 11/20/27	566
		Government National Mortgage Association, 30 Year, Single Family,
72		6.000%, 10/15/23	78
1,524		6.500%, 05/15/23 - 02/15/24 (m)	1,646
648		7.000%, 12/15/22 - 06/15/28	720
802		7.500%, 02/15/22 - 02/15/28	916
292		8.000%, 07/15/22 - 08/15/26	335
9		8.500%, 10/15/24	11
747		9.000%, 06/15/16 - 11/15/24	851
42		9.500%, 08/15/16 - 12/15/20	47

		Total Mortgage Pass-Through Securities (Cost $121,829)	130,231

		U.S. Government Agency Securities — 15.5%
12,824		Federal Farm Credit Bank, 5.750%, 12/07/28	14,074
		Federal National Mortgage Association,
21,000		Zero Coupon, 10/09/19	12,079
34,750		5.738%, 11/15/20	21,428
10,000		6.250%, 05/15/29	11,968
8,000		6.630%, 05/15/23	4,254
9,200		Federal National Mortgage Association STRIPS, 05/29/26	4,146
26,153		Financing Corp., Principal STRIPS, Series 12P, 12/06/18	18,122
		Residual Funding Corp., Principal STRIPS,
34,520		10/15/19	23,343
78,000		07/15/20	50,322
5,000		04/15/30	1,873
		Resolution Funding Corp. Interest STRIPS,
50,000		07/15/20	32,139
15,000		04/15/28	6,173
4,500		Tennessee Valley Authority STRIPS, 07/15/16	3,562

		Total U.S. Government Agency Securities (Cost $177,117)	203,483

		U.S. Treasury Obligations — 20.3%
		U.S. Treasury Bonds,
20,000		5.250%, 11/15/28	23,181
2,500		7.125%, 02/15/23	3,392
13,140		7.250%, 05/15/16	16,822
3,935		7.250%, 08/15/22	5,378
3,635		8.000%, 11/15/21	5,208
4,085		8.875%, 08/15/17	5,773
1,020		9.000%, 11/15/18	1,491
		U.S. Treasury Bonds Coupon STRIPS,
5,845		02/15/15	5,217
1,655		05/15/15	1,461
600		08/15/15	524
8,810		11/15/15	7,606
1,190		05/15/16	996
		U.S. Treasury Bonds Principal STRIPS,
1,900		08/15/15	1,658
72,500		05/15/20	49,461
		U.S. Treasury Inflation Indexed Notes,
25,000		1.375%, 07/15/18	25,782
1,450		1.625%, 01/15/15	1,732
25,000		2.375%, 04/15/11	28,196
		U.S. Treasury Notes,
25,000		3.750%, 11/15/18	26,219
2,085		3.875%, 02/15/13	2,262
6,430		4.250%, 08/15/13	7,095
25,000		4.250%, 11/15/17	27,391
10,000		4.500%, 09/30/11	10,717
2,015		4.750%, 05/15/14	2,276
6,750		5.750%, 08/15/10	7,014

		Total U.S. Treasury Obligations (Cost $243,514)	266,852

SHARES

		Short-Term Investment — 7.6%
		Investment Company — 7.6%
99,309		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.053% (b) (l) (Cost $99,309)	99,309

		Total Investments — 99.7% (Cost $1,212,821)	1,309,205
		Other Assets in Excess of Liabilities — 0.3%	4,494

		NET ASSETS — 100.0%	$1,313,699

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,912
Aggregate gross unrealized depreciation	(1,528)

Net unrealized appreciation/depreciation	$96,384

Federal income tax cost of investments	$1,212,821

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$99,309	$1,209,896	$—	$1,309,205

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)			SECURITY DESCRIPTION	VALUE($)

			Asset-Backed Securities — 0.2%
	460		Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.936%, 01/25/35 (i)	23
			Long Beach Mortgage Loan Trust,
	448		Series 2004-2, Class B, VAR, 3.736%, 06/25/34 (e) (i)	27
	127		Series 2004-5, Class M6, VAR, 2.736%, 09/25/34 (i)	7
	7,000		Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,842

			Total Asset-Backed Securities (Cost $7,843)	6,899

			Corporate Bonds — 82.9%
			Consumer Discretionary — 22.3%
			Auto Components — 0.8%
			Affinia Group, Inc.,
	12,450		9.000%, 11/30/14	11,952
	4,385		10.750%, 08/15/16 (e)	4,758
	4,162		American Tire Distributors, Inc., 10.750%, 04/01/13 (c)	3,767
	151		ArvinMeritor, Inc., 8.750%, 03/01/12	150
	8,150		DPH Holdings Corp., 7.125%, 05/01/29 (d)	61
	12,712		Exide Technologies, 10.500%, 03/15/13	12,648
			Goodyear Tire & Rubber Co. (The),
	1,599		9.000%, 07/01/15 (c)	1,635
	1,392		10.500%, 05/15/16	1,496
	2,860		Tenneco, Inc., 10.250%, 07/15/13	2,939
	1,000		TRW Automotive, Inc., 8.875%, 12/01/17 (c) (e)	997

				40,403

			Automobiles — 1.1%
			Ford Holdings LLC,
	3,882		9.300%, 03/01/30	3,416
	7,750		9.375%, 03/01/20	6,936
			Ford Motor Co.,
	2,000		7.450%, 07/16/31	1,702
	4,545		7.750%, 06/15/43	3,454
	2,675		8.900%, 01/15/32	2,274
	3,529		9.215%, 09/15/21	3,123
	5,103		9.980%, 02/15/47	4,542
			Motors Liquidation Co.,
	3,415		0.000%, 03/15/36 (d)	342
	773		5.250%, 03/06/32 (d)	3,826
	763		6.250%, 07/15/33	3,765
	955		6.750%, 05/01/28 (d)	196
	171		7.250%, 04/15/41	762
	198		7.250%, 07/15/41	884
	3		7.250%, 07/15/41	11
	404		7.375%, 05/15/48	1,803
	47		7.375%, 10/01/51	208
	12,550		8.100%, 06/15/24 (d)	2,636
	9,000		8.250%, 07/15/23 (c) (d)	1,890
	26,006		8.375%, 07/15/33 (c) (d)	5,721
	6,000		Navistar International Corp., 8.250%, 11/01/21	5,895

				53,386

			Broadcasting & Cable TV — 4.4%
			Adelphia Communications Corp.,
	1,075		7.750%, 01/15/09 (d)	38
	1,450		8.125%, 07/15/03 (d)	51
	3,175		9.375%, 11/15/09 (c) (d)	111
	3,500		10.875%, 10/01/10 (d)	122
	9,055		Adelphia Recovery Trust, Contingent Value (a) (d)	272
	7,160		Cablevision Systems Corp., 8.625%, 09/15/17 (e)	7,339
	25,000		CCO Holdings LLC/CCO
			Holdings Capital Corp., 8.750%, 11/15/13 (c) (d)	27,531
	7,550		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., 10.375%, 04/30/14	7,682
	6,150		Charter Communications Holdings LLC/Charter Communications Operating Capital, 10.875%, 09/15/14	6,850
			DirecTV Holdings LLC/DirecTV Financing Co.,
	3,926		6.375%, 06/15/15 (m)	4,034
	4,350		7.625%, 05/15/16	4,687
			DISH DBS Corp.,
	3,600		6.625%, 10/01/14	3,528
	7,500		7.000%, 10/01/13	7,500
	2,100		7.875%, 09/01/19	2,116
	4,250		Intelsat Bermuda Ltd., (Bermuda), SUB, 11.250%, 02/04/17 (e)	4,207
			Intelsat Corp.,
	8,575		9.250%, 08/15/14	8,639
	2,000		9.250%, 06/15/16	2,020
	1,000		Intelsat Intermediate Holding Co. Ltd., (Bermuda), SUB, 02/01/15	1,005
	12,780		Intelsat Jackson Holdings Ltd., (Bermuda), 11.250%, 06/15/16	13,643
			Intelsat Subsidiary Holding Co. Ltd., (Bermuda),
	3,240		8.875%, 01/15/15 (e)	3,272
	17,228		8.875%, 01/15/15	17,487
	7,250		Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	7,177
	3,880		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19 (e)	3,938
	5,940		Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	6,126
	13,750		Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	14,541
	3,825		UPC Germany GmbH, 8.125%, 12/01/17 (e)	3,825
			Videotron Ltee, (Canada),
	10,325		6.875%, 01/15/14 (m)	10,067
	5,100		9.125%, 04/15/18 (e)	5,457
			Virgin Media Finance plc, (United Kingdom),
	2,450		8.375%, 10/15/19	2,450
	4,360		8.750%, 04/15/14	4,513
	14,050		9.125%, 08/15/16	14,436
	2,000		9.500%, 08/15/16	2,100
	11,625		XM Satellite Radio, Inc., 13.000%, 08/01/13 (c) (e)	12,061

				208,825

			Diversified Consumer Services — 1.2%
	1,000		Carriage Services, Inc., 7.875%,01/15/15	940
	16,225		Knowledge Learning Corp., 7.750%, 02/01/15 (e)	15,738
	4,550		Mac-Gray Corp., 7.625%, 08/15/15	4,414
			Service Corp. International,
	925		6.750%, 04/01/15	893
	7,274		7.000%, 06/15/17 (m)	7,019
	3,700		7.375%, 10/01/14 (m)	3,691
	2,250		7.875%, 02/01/13 (m)	2,182
			Service Corp. International/US,
	3,000		6.750%, 04/01/16	2,880
	4,000		8.000%, 11/15/21	3,920
	3,550		Sotheby’s, 7.750%, 06/15/15	3,231
			Stewart Enterprises, Inc.,
	4,635		3.125%, 07/15/14	3,928
	7,427		6.250%, 02/15/13	7,223

				56,059

			Gaming — 3.0%
			Chukchansi Economic Development Authority,
	14,598		8.000%, 11/15/13 (c) (e)	10,328
	5,000		VAR, 4.024%, 11/15/12 (e)	3,356
	2,575		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	2,884
	4,000		Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250%, 06/15/15 (d) (e)	40
	22,550		Harrah’s Operating Co., Inc., 10.000%, 12/15/18 (e)	17,138
	12,000		Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp., 11.250%, 06/01/17 (c) (e)	12,240
	11,918		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	10,369
	1,000		Mandalay Resort Group, 6.375%, 12/15/11	875
			Mashantucket Western Pequot Tribe,
	3,982		5.912%, 09/01/21 (e)	2,079
	9,770		8.500%, 11/15/15 (d)	2,345
			MGM Mirage,
	151		5.875%, 02/27/14	117
	4,500		6.625%, 07/15/15 (c)	3,353
	16,730		6.750%, 09/01/12 (c)	14,262
	625		7.500%, 06/01/16	473
	3,025		7.625%, 01/15/17 (c)	2,299
	2,900		8.375%, 02/01/11 (c)	2,748
	6,250		8.500%, 09/15/10 (c)	6,203
	850		10.375%, 05/15/14 (c) (e)	907
	1,510		11.125%, 11/15/17 (e)	1,654
	6,000		11.375%, 03/01/18 (e)	5,175
	151		Mohegan Tribal Gaming Authority, 7.125%, 08/15/14	95
			Peninsula Gaming LLC,
	2,100		8.375%, 08/15/15 (e)	2,068
	3,265		10.750%, 08/15/17 (e)	3,249
	1,750		Penn National Gaming, Inc., 8.750%, 08/15/19 (e)	1,741
			San Pasqual Casino,
	8,359		8.000%, 09/15/13 (e)	7,878
	3,100		8.000%, 09/15/13 (e)	2,837
	500		Scientific Games International, Inc., 9.250%, 06/15/19	519
	9,400		Seminole Hard Rock Entertainment, Inc., VAR, 2.799%, 03/15/14 (e)	7,614
	9,150		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	6,634
			Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	11,976		6.625%, 12/01/14 (c)	11,467
	1,250		7.875%, 11/01/17 (c) (e)	1,244

				144,191

			Hotels, Restaurants & Leisure — 1.9%
	6,000		AMC Entertainment, Inc., 8.750%, 06/01/19	6,105
	4,500		Cinemark USA, Inc., 8.625%, 06/15/19 (e)	4,635
			Host Hotels & Resorts LP,
	1,050		6.875%, 11/01/14	1,013
	1,000		7.000%, 08/15/12 (c)	1,013
	151		7.125%, 11/01/13	150
	5,000		9.000%, 05/15/17 (c) (e)	5,262
	5,995		Landry’s Restaurants, Inc., 11.625%, 12/01/15 (e)	6,085
	2,550		O’Charley’s, Inc., 9.000%, 11/01/13	2,518
	5,525		Real Mex Restaurants, Inc., 14.000%, 01/01/13	5,249
			Royal Caribbean Cruises Ltd., (Liberia),
	1,059		6.875%, 12/01/13	996
	1,000		7.000%, 06/15/13	950
	6,666		7.250%, 06/15/16	6,149
	11,820		11.875%, 07/15/15 (c)	13,238
	19,870		Six Flags Operations, Inc., 12.250%, 07/15/16 (c) (d) (e)	19,870
			Speedway Motorsports, Inc.,
	4,650		6.750%, 06/01/13	4,580
	7,500		8.750%, 06/01/16	7,913
			Starwood Hotels & Resorts Worldwide, Inc.,
	151		7.875%, 05/01/12	160
	5,200		7.875%, 10/15/14	5,479
			Universal City Development Partners Ltd.,
	1,550		8.875%, 11/15/15 (e)	1,508
	450		10.875%, 11/15/16 (e)	451

				93,324

			Household Durables — 1.6%
	1,403		Beazer Homes USA, Inc., 8.375%, 04/15/12	1,305
	5,000		Centex Corp., 6.500%, 05/01/16	5,100
			D.R. Horton, Inc.,
	1,015		5.375%, 06/15/12	1,020
	11,823		5.625%, 09/15/14	11,261
	1,775		5.625%, 01/15/16	1,633
	1,000		6.125%, 01/15/14	980
	100		6.500%, 04/15/16	96
	4,900		6.875%, 05/01/13	4,974
	16,000		K Hovnanian Enterprises, Inc., 10.625%, 10/15/16 (e)	16,320
			KB Home,
	4,275		5.875%, 01/15/15	3,933
	3,450		7.250%, 06/15/18	3,174
	5,000		9.100%, 09/15/17	5,200
	12,033		M/I Homes, Inc., 6.875%, 04/01/12	11,190
			Meritage Homes Corp.,
	6,112		6.250%, 03/15/15	5,562
	4,199		7.000%, 05/01/14	3,989
	1,514		Pulte Homes, Inc., 5.250%, 01/15/14	1,446

				77,183

			Internet & Catalog Retail — 0.2%
	8,850		QVC, Inc., 7.500%, 10/01/19 (e)	8,850

			Leisure Equipment & Products — 0.1%
	2,040		Eastman Kodak Co., 7.250%, 11/15/13	1,622
	5,350		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	4,735
	4,250		True Temper Sports, Inc., 8.375%, 09/15/11 (d) (f)	_

				6,357

			Media — 3.1%
	10,305		Allbritton Communications Co., 7.750%, 12/15/12	9,738
	4,150		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	2,495
	780		Belo Corp., 8.000%, 11/15/16	786
	15,200		Block Communications, Inc., 8.250%, 12/15/15 (e)	14,706
	6,600		Fisher Communications, Inc., 8.625%, 09/15/14	6,286
			Gannett Co., Inc.,
	7,950		8.750%, 11/15/14 (e)	7,831
	5,400		9.375%, 11/15/17 (e)	5,305
	2,300		Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	2,323
	5,250		Intelsat Jackson Holdings Ltd., (Bermuda), 8.500%, 11/01/19 (e)	5,250
	3,800		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	4,161
			Lamar Media Corp.,
	3,920		6.625%, 08/15/15	3,685
	4,000		6.625%, 08/15/15 (c)	3,800
	4,399		7.250%, 01/01/13 (c)	4,322
			LBI Media, Inc.,
	1,350		8.500%, 08/01/17 (e)	1,026
	625		SUB, 11.000%, 10/15/13	437
	151		LIN Television Corp., 6.500%, 05/15/13 (c)	141
			Nexstar Broadcasting, Inc.,
	1,498		7.000%, 01/15/14	1,051
	4,528		PIK, 0.500%, 01/15/14 (e)	3,175
	2,205		Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 11.375%, 04/01/13	1,579
	8,550		Nielsen Finance LLC / Nielsen Finance Co., 11.500%, 05/01/16	9,191
	3,750		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,619
			Radio One, Inc.,
	2,850		6.375%, 02/15/13	1,853
	1,000		8.875%, 07/01/11	790
	11		RH Donnelley Corp., 6.875%, 01/15/13 (d)	1
	8,363		RH Donnelley, Inc., 11.750%, 05/15/15 (d) (e)	7,067
	4,250		Salem Communications Corp., 9.625%, 12/15/16 (e)	4,335
	925		Univision Communications, Inc., 12.000%, 07/01/14 (c) (e)	1,006
	26,653		Valassis Communications, Inc., 8.250%, 03/01/15	26,120
			WMG Acquisition Corp.,
	12,103		7.375%, 04/15/14	11,528
	2,850		9.500%, 06/15/16 (e)	3,064
	3,454		WMG Holdings Corp., SUB, 12/15/14 (c)	3,450

				150,121

			Multiline Retail — 0.5%
			Dollar General Corp.,
	6,861		10.625%, 07/15/15	7,478
	1,665		PIK, 11.875%, 07/15/17	1,861
	9,045		HSN, Inc., 11.250%, 08/01/16	9,972
	4,400		Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	4,158

				23,469

			Specialty Retail — 4.1%
	9,150		ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,791
	2,828		Asbury Automotive Group, Inc., 8.000%, 03/15/14	2,743
	1,650		Brown Shoe Co., Inc., 8.750%, 05/01/12	1,658
			Burlington Coat Factory Warehouse Corp.,
	42,779		11.125%, 04/15/14 (c)	44,276
	6,985		SUB, 14.500%, 10/15/14 (c)	7,003
	8,100		Collective Brands, Inc., 8.250%, 08/01/13	8,100
	21,447		General Nutrition Centers, Inc., PIK, 5.178%, 03/15/14	19,570
			KAR Auction Services, Inc.,
	5,529		8.750%, 05/01/14	5,612
	5,927		10.000%, 05/01/15	6,134
	4,750		Limited Brands, Inc., 8.500%, 06/15/19 (e)	5,011
			Michael’s Stores, Inc.,
	11,500		11.375%, 11/01/16 (c)	11,443
	4,610		SUB, 0.000%, 11/01/16	3,561
	9,295		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	4,926
			Nebraska Book Co., Inc.,
	11,441		8.625%, 03/15/12	9,639
	3,585		10.000%, 12/01/11 (e)	3,603
	13,350		Penske Auto Group, Inc., 7.750%, 12/15/16	12,916
	10,700		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	9,898
	4,225		Susser Holdings LLC & Susser Finance Corp., 10.625%, 12/15/13	4,399
	9,600		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	9,552
	15,570		Toys R Us, Inc., 7.875%, 04/15/13	15,220

				195,055

			Textiles, Apparel & Luxury Goods — 0.3%
	2,427		Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f) (i)	1,092
	4,925		Hanesbrands, Inc., VAR, 4.592%, 12/15/14	4,445
	12,972		Quiksilver, Inc., 6.875%,04/15/15	9,924

				15,461

			Total Consumer Discretionary	1,072,684

			Consumer Staples — 4.9%
			Beverages — 0.6%
	4,480		CEDC Finance Corp. International, Inc., 9.125%,12/01/16 (e)	4,480
			Constellation Brands, Inc.,
	2,900		7.250%, 09/01/16	2,936
	10,375		7.250%, 05/15/17	10,479
	6,240		8.375%, 12/15/14	6,614
	3,565		Cott Beverages, Inc., 8.375%, 11/15/17 (e)	3,565

				28,074

			Food & Staples Retailing — 1.7%
	8,750		Golden State Foods Corp., 9.240%, 01/10/12 (e) (i)	8,881
	19,465		Ingles Markets, Inc., 8.875%,05/15/17	20,049
	1,251		New Albertson’s, Inc., 7.500%, 02/15/11	1,288
			Rite Aid Corp.,
	21,965		7.500%, 03/01/17	19,878
	3,800		10.250%, 10/15/19 (e)	3,867
	2,750		10.375%, 07/15/16	2,812
			Stater Brothers Holdings,
	6,050		7.750%, 04/15/15	6,050
	1,750		8.125%, 06/15/12	1,759
	10,850		SUPERVALU, Inc., 7.500%, 11/15/14	10,986
	8,000		Tops Markets LLC, 10.125%, 10/15/15 (e)	8,200

				83,770

			Food Products — 1.9%
	17,022		Chiquita Brands International, Inc., 7.500%, 11/01/14 (c)	16,682
	2,000		Dean Foods Co., 7.000%, 06/01/16	1,930
	500		Dean Foods Co./Old, 6.900%, 10/15/17	470
	6,300		Dole Food Co., Inc., 13.875%, 03/15/14 (c) (e)	7,402
			Eurofresh, Inc.,
	1,904		15.000%, 11/19/16 (f)	1,904
	635		20.000%, 03/31/10 (f)	635
	13,096		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	14,553
	2,840		Land O’ Lakes, Inc., 9.000%, 12/15/10	2,840
	4,499		Pilgrim’s Pride Corp., 7.625%, 05/01/15 (d)	4,994
			Smithfield Foods, Inc.,
	7,456		7.750%, 05/15/13	6,915
	14,810		7.750%, 07/01/17	12,774
	2,430		10.000%, 07/15/14 (e)	2,545
			Tyson Foods, Inc.,
	12,014		7.850%, 04/01/16	12,164
	4,250		10.500%, 03/01/14	4,803

				90,611

			Household Products — 0.3%
	3,250		Southern States Cooperative, Inc., 11.000%, 11/01/11 (e) (i)	3,250
	11,974		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	11,376
	2,160		Yankee Acquisition Corp., 8.500%, 02/15/15 (c)	2,106

				16,732

			Personal Products — 0.1%
	5,165		Revlon Consumer Products Corp., 9.750%, 11/15/15 (e)	5,223

			Tobacco — 0.3%
	12,925		Alliance One International, Inc., 10.000%, 07/15/16 (e)	13,571

			Total Consumer Staples	237,981

			Energy — 9.7%
			Energy Equipment & Services — 1.0%
	6,500		Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	5,687
	11,695		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	11,841
	15,018		Key Energy Services, Inc., 8.375%, 12/01/14	14,661
	768		Oslo Seismic Services, Inc., 8.280%, 06/01/11	777
	13,271		PHI, Inc., 7.125%, 04/15/13	12,724
	2,550		Trico Shipping AS, (Norway), 11.875%, 11/01/14 (e)	2,585

				48,275

			Oil, Gas & Consumable Fuels — 8.7%
	8,295		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (e)	7,839
	4,250		AmeriGas Partners LP, 7.250%, 05/20/15 (c)	4,186
	1,650		AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	1,617
	1,765		Antero Resources Finance Corp., 9.375%, 12/01/17 (e)	1,769
	4,900		Arch Coal, Inc., 8.750%, 08/01/16 (e)	5,047
	2,810		Arch Western Finance LLC, 6.750%, 07/01/13	2,796
	14,183		Bill Barrett Corp., 9.875%, 07/15/16	14,963
			Chesapeake Energy Corp.,
	500		6.375%, 06/15/15	465
	900		6.875%, 01/15/16	864
	151		7.500%, 09/15/13	152
	9,350		7.500%, 06/15/14 (m)	9,397
	2,400		7.625%, 07/15/13	2,430
	10,775		9.500%, 02/15/15	11,287
			Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
	7,230		8.250%, 12/15/17 (e)	7,122
	7,160		8.500%, 12/15/19 (e)	7,088
	10,205		Comstock Resources, Inc., 8.375%, 10/15/17	10,231
			Copano Energy LLC/Copano Energy Finance Corp.,
	2,830		7.750%, 06/01/18	2,816
	1,627		8.125%, 03/01/16	1,627
			El Paso Corp.,
	4,305		6.875%, 06/15/14 (m)	4,240
	950		7.000%, 06/15/17	931
	3,869		7.250%, 06/01/18	3,869
	1,500		7.875%, 06/15/12 (c)	1,538
	5,600		8.250%, 02/15/16	5,796
	4,950		12.000%, 12/12/13	5,655
	4,750		El Paso Performance-Linked Trust, 7.750%, 07/15/11 (e)	4,827
			Encore Acquisition Co.,
	4,938		6.000%, 07/15/15	4,926
	3,525		6.250%, 04/15/14	3,516
	8,275		7.250%, 12/01/17	8,275
	2,000		9.500%, 05/01/16	2,110
	151		Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.750%, 05/01/14	145
			Ferrellgas Partners LP,
	2,400		6.750%, 05/01/14	2,304
	3,750		9.125%, 10/01/17 (e)	3,900
			Forest Oil Corp.,
	25,598		7.250%, 06/15/19	24,254
	2,500		7.750%, 05/01/14	2,481
	8,165		8.500%, 02/15/14 (e)	8,349
	7,355		Frontier Oil Corp., 8.500%, 09/15/16	7,520
	9,220		Gibson Energy ULC/GEP Midstream Finance Corp. (Canada), 11.750%, 05/27/14 (e)	9,865
	5,335		Holly Corp., 9.875%, 06/15/17 (e)	5,535
	11,575		Holly Energy Partners LP, 6.250%, 03/01/15	10,880
			Inergy LP/Inergy Finance Corp.,
	2,676		6.875%, 12/15/14	2,589
	5,525		8.250%, 03/01/16	5,566
	750		8.750%, 03/01/15	765
	151		Kerr-McGee Corp., 6.875%, 09/15/11	164
	5,400		Mariner Energy, Inc., 11.750%,06/30/16	5,953
			MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	2,452		6.875%, 11/01/14	2,305
	1,700		8.750%, 04/15/18	1,713
	5,675		Massey Energy Co., 6.875%, 12/15/13	5,590
	4,550		Murray Energy Corp., 10.250%,10/15/15 (c) (e)	4,459
			Newfield Exploration Co.,
	6,180		6.625%, 09/01/14	6,134
	3,675		7.125%, 05/15/18	3,684
	500		Northwest Pipeline Corp., 7.000%, 06/15/16	578
	1,300		OPTI Canada, Inc., (Canada), 9.000%, 12/15/12 (e)	1,297
	151		Peabody Energy Corp., 6.875%, 03/15/13	153
	10,802		Penn Virginia Corp., 10.375%, 06/15/16	11,639
			Pioneer Natural Resources Co.,
	2,499		5.875%, 07/15/16	2,352
	9,135		6.650%, 03/15/17	8,852
	4,950		6.875%, 05/01/18	4,789
	10,000		7.500%, 01/15/20	9,859
			Plains Exploration & Production Co.,
	1,165		7.750%, 06/15/15	1,153
	1,250		8.625%, 10/15/19	1,253
	5,100		10.000%, 03/01/16	5,470
	7,750		Quicksilver Resources, Inc., 11.750%, 01/01/16	8,612
			Range Resources Corp.,
	1,000		6.375%, 03/15/15	977
	3,270		7.250%, 05/01/18	3,270
	18,792		7.500%, 05/15/16 (m)	18,886
	2,000		7.500%, 10/01/17	2,015
	2,000		8.000%, 05/15/19	2,090
	11,745		Sabine Pass LNG LP, 7.250%, 11/30/13	10,424
	4,991		Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.875%, 12/15/13	4,916
			Swift Energy Co.,
	10,330		7.125%, 06/01/17	9,478
	5,150		8.875%, 01/15/20	5,124
			Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	7,585		8.250%, 07/01/16	7,433
	1,465		11.250%, 07/15/17 (e)	1,568
	600		Tennessee Gas Pipeline Co., 8.000%, 02/01/16	684
			Tesoro Corp.,
	2,208		6.250%, 11/01/12	2,175
	4,870		6.625%, 11/01/15	4,468
	250		9.750%, 06/01/19	254
	7,425		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	7,017
			Western Refining, Inc.,
	6,500		11.250%, 06/15/17 (e)	5,590
	7,425		VAR, 10.750%, 06/15/14 (e)	6,497
			Williams Cos., Inc.,
	5,175		7.625%, 07/15/19 (m)	5,703
	2,326		8.125%, 03/15/12	2,552
			Williams Partners LP/Williams Partners Finance Corp.,
	6,130		7.250%, 02/01/17	6,129
	1,625		7.500%, 06/15/11	1,674

				416,465

			Total Energy	464,740

			Financials — 10.0%
			Commercial Banks — 2.4%
	1,100		BankAmerica Capital II, 8.000%, 12/15/26	1,023
	3,925		BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	3,611
	32,375		Capital One Capital V, 10.250%, 08/15/39	35,613
	4,300		Capital One Capital VI, 8.875%, 05/15/40	4,273
	12,671		Countrywide Capital III, 8.050%, 06/15/27	11,816
			Manufacturers & Traders Trust Co.,
	282		VAR, 5.585%, 12/28/20	235
	10,790		VAR, 5.629%, 12/01/21 (i)	8,834
	1,922		NB Capital Trust II, 7.830%, 12/15/26	1,771
	4,750		NB Capital Trust IV, 8.250%, 04/15/27	4,548
	1,000		Regions Financial Corp., 6.375%, 05/15/12	961
	25,025		Royal Bank of Scotland Group plc, (United Kingdom), 9.118%, 03/31/10 (x)	23,273
	27,368		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	18,747

				114,705

			Consumer Finance — 4.4%
	8,699		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (i)	6,568
			Ford Motor Credit Co. LLC,
	151		7.000%, 10/01/13	147
	2,555		7.375%, 02/01/11	2,578
	6,800		7.500%, 08/01/12	6,739
	4,993		7.800%, 06/01/12	4,989
	10,500		8.000%, 06/01/14 (c)	10,563
	39,145		8.000%, 12/15/16 (m)	38,986
	6,850		8.700%, 10/01/14	7,038
	14,211		9.875%, 08/10/11	14,748
	4,980		VAR, 3.034%, 01/13/12 (m)	4,514
			GMAC LLC,
	5,311		6.750%, 12/01/14 (e)	4,753
	3,011		VAR, 2.455%, 12/01/14 (e)	2,334
			GMAC, Inc.,
	284		6.625%, 05/15/12 (e)	268
	8,363		7.000%, 02/01/12 (c) (e)	7,966
	1,100		7.500%, 12/31/13 (e)	1,012
	62,595		8.000%, 11/01/31 (e)	53,675
			SLM Corp.,
	2,200		5.000%, 04/15/15	1,763
	784		5.000%, 06/15/18	555
	1,500		5.125%, 08/27/12	1,384
	5,925		5.375%, 05/15/14	5,042
	3,944		5.400%, 10/25/11	3,867
	21,532		8.450%, 06/15/18	19,450
	9,925		VAR, 0.499%, 03/15/11	9,122
	2,550		VAR, 0.582%, 01/27/14	1,851

				209,912

			Diversified Financial Services — 0.1%
			Deluxe Corp.,
	3,902		5.125%, 10/01/14	3,473
	1,980		7.375%, 06/01/15	1,910

				5,383

			Insurance — 3.1%
	6,155		Crum & Forster Holdings Corp., 7.750%, 05/01/17	5,847
			HUB International Holdings, Inc.,
	2,800		9.000%, 12/15/14 (e)	2,695
	39,370		10.250%, 06/15/15 (e)	35,827
			Liberty Mutual Group, Inc.,
	7,425		7.800%, 03/15/37 (e)	5,866
	67,000		VAR, 10.750%, 06/15/58 (e)	70,015
			Nationwide Mutual Insurance Co.,
	3,567		8.250%, 12/01/31 (e)	3,361
	8,250		9.375%, 08/15/39 (e)	8,655
			USI Holdings Corp.,
	14,424		9.750%, 05/15/15 (e)	12,837
	6,324		VAR, 4.148%, 11/15/14 (e) (i)	5,028

				150,131

			Total Financials	480,131

			Health Care — 5.7%
			Biotechnology — 0.1%
	4,865		Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16 (e)	4,889

			Health Care Equipment & Supplies — 0.5%
	4,050		Bausch & Lomb, Inc., 9.875%, 11/01/15	4,161
	19,425		Biomet, Inc., 10.000%, 10/15/17	20,542

				24,703

			Health Care Providers & Services — 4.3%
	9,346		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	9,533
	5,701		DaVita, Inc., 6.625%, 03/15/13	5,658
	8,669		FMC Finance III S.A., (Luxembourg), 6.875%,07/15/17	8,582
	3,200		Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	3,280
			HCA, Inc.,
	3,716		5.750%, 03/15/14	3,437
	2,550		6.300%, 10/01/12 (m)	2,486
	5,553		6.375%, 01/15/15	5,137
	1,275		6.750%, 07/15/13	1,230
	8,556		8.500%, 04/15/19 (e)	9,027
	2,050		9.125%, 11/15/14	2,142
	24,025		9.250%, 11/15/16	25,407
	5,800		9.875%, 02/15/17 (e)	6,264
	9,280		Health Management Associates, Inc., 6.125%, 04/15/16	8,514
	3,150		IASIS Healthcare LLC/IASIS Capital Corp., 8.750%, 06/15/14	3,205
	10,769		Multiplan, Inc., 10.375%,04/15/16 (e)	10,338
	10,817		National Mentor Holdings, Inc., 11.250%, 07/01/14	10,925
			Omnicare, Inc.,
	4,150		6.750%, 12/15/13	4,015
	8,501		6.875%, 12/15/15	8,161
	27,464		TeamHealth, Inc., 11.250%, 12/01/13 (m)	28,837
			Tenet Healthcare Corp.,
	19,175		8.875%, 07/01/19 (e)	20,517
	425		9.000%, 05/01/15 (e)	450
	425		10.000%, 05/01/18 (e)	473
	24,185		Vanguard Health Holding Co. II LLC, 9.000%, 10/01/14 (m)	24,911
			Ventas Realty LP/Ventas Capital Corp.,
	1,899		6.500%, 06/01/16	1,795
	3,000		6.750%, 04/01/17	2,850

				207,174

			Life Sciences Tools & Services — 0.1%
	1,925		Bio-Rad Laboratories, Inc., 8.000%, 09/15/16 (e)	2,007

			Pharmaceuticals — 0.7%
	7,305		Celtic Pharma Phinco B.V., 17.000%, 06/15/12 (i)	4,384
			Elan Finance plc/Elan Finance Corp., (Ireland),
	17,800		8.750%, 10/15/16 (e)	16,732
	10,498		VAR, 4.273%, 11/15/11	9,763
	3,000		Valeant Pharmaceuticals International, 8.375%, 06/15/16 (e)	3,090

				33,969

			Total Health Care	272,742

			Industrials — 6.9%
			Aerospace & Defense — 0.8%
	442		Alliant Techsystems, Inc., 6.750%, 04/01/16	436
	1,160		Colt Defense LLC / Colt Finance Corp., 8.750%, 11/15/17 (e)	1,166
	8,084		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	8,650
	4,910		Esterline Technologies Corp., 6.625%, 03/01/17	4,726
			L-3 Communications Corp.,
	5,700		5.875%, 01/15/15	5,586
	15,211		6.375%, 10/15/15	14,964
	362		Moog, Inc., 7.250%, 06/15/18	347
	2,930		Triumph Group, Inc., 8.000%, 11/15/17 (e)	2,930

				38,805

			Airlines — 1.5%
	148		American Airlines Pass-Through Trust 1988, 10.210%, 01/01/10 (i)	147
			American Airlines Pass-Through Trust 1991,
	5,605		10.180%, 01/02/13 (i)	4,765
	1,787		10.320%, 07/30/14 (e) (i)	1,358
	2,689		American Airlines Pass-Through Trust 2001-02, 6.978%, 04/01/11	2,663
			American Airlines, Inc.,
	4,200		10.500%, 10/15/12 (c) (e)	4,242
	3,000		13.000%, 08/01/16 (e)	3,270
			Continental Airlines, Inc.,
	1,050		6.503%, 06/15/11	1,039
	433		7.487%, 10/02/10	429
	13,413		7.875%, 07/02/18 (c)	10,864
	2,247		9.318%, 11/01/19 (e)	1,787
	1,112		9.558%, 09/01/19 (i)	912
	10,898		9.798%, 04/01/21 (m)	8,937
	2,700		VAR, 0.698%, 06/02/13	2,106
			Delta Air Lines, Inc.,
	1,198		6.417%, 07/02/12	1,138
	512		6.619%, 03/18/11	506
	4,129		8.021%, 08/10/22	3,634
	7,790		8.300%, 12/15/29 (d)	78
	2,512		8.954%, 08/10/14	2,160
	1,150		9.500%, 09/15/14 (e)	1,167
	2,510		10.125%, 05/15/10 (d)	25
	8,411		Northwest Airlines, Inc., 7.027%, 11/01/19 (c)	7,318
			UAL Pass-Through Trust,
	613		6.636%, 07/02/22	524
	1,071		7.336%, 07/02/19 (e)	718
	1,460		VAR, 3.361%, 07/02/14 (e) (i)	788
			United Air Lines, Inc.,
	4,980		9.750%, 01/15/17	5,067
	5,500		10.400%, 11/01/16	5,665

				71,307

			Building Products — 0.1%
	1,750		AMH Holdings, Inc., SUB, 11.250%, 03/01/14	1,640
	567		Masco Corp., 5.850%, 03/15/17	528

				2,168

			Commercial Services & Supplies — 1.1%
			Cenveo Corp.,
	2,385		7.875%, 12/01/13	2,185
	9,250		10.500%, 08/15/16 (e)	9,227
	595		Corrections Corp. of America, 7.750%, 06/01/17	619
	4,481		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	4,548
			Harland Clarke Holdings Corp.,
	15,665		9.500%, 05/15/15	14,705
	14,221		VAR, 6.000%, 05/15/15	11,697
			Iron Mountain, Inc.,
	2,938		8.000%, 06/15/20	2,953
	5,285		8.375%, 08/15/21	5,404
	3,205		8.750%, 07/15/18	3,321

				54,659

			Construction & Engineering — 0.8%
	27,856		RSC Equipment Rental, Inc., 9.500%, 12/01/14	27,264
	9,365		United Rentals North America, Inc., 10.875%, 06/15/16 (e)	9,950

				37,214

			Electrical Equipment — 0.2%
			Belden, Inc.,
	3,300		7.000%, 03/15/17	3,193
	5,315		9.250%, 06/15/19 (e)	5,660

				8,853

			Electronics — 0.2%
	7,895		Da-Lite Screen Co., Inc., 9.500%, 05/15/11	7,757

			Industrial Conglomerates — 0.4%
	21,530		JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	18,301
	7,862		Milacron Escrow Corp., 11.500%, 05/15/11 (d) (f)	–
	1,810		Milacron Holdings, Inc., VAR, 0.000%, 08/01/14 (f) (i)	1,810

				20,111

			Industrial Machinery — 0.2%
	7,286		Baldor Electric Co., 8.625%, 02/15/17	7,432
			RBS Global, Inc. / Rexnord LLC,
	4,298		9.500%, 08/01/14 (e)	4,276

				11,708

☺
			Machinery — 0.2%
	3,500		Altra Holdings, Inc., 8.125%, 12/01/16 (e)	3,509
	3,750		Gardner Denver, Inc., 8.000%, 05/01/13	3,609
	1,325		SPX Corp., 7.625%, 12/15/14	1,352
	1,050		Valmont Industries, Inc., 6.875%, 05/01/14	1,072

				9,542

			Marine — 0.5%
	3,900		Commercial Barge Line Co., 12.500%, 07/15/17 (e)	3,998

	4,300		Navios Maritime Holdings, Inc., (Marshall Islands), 9.500%, 12/15/14	4,230
	7,140		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (e)	7,319
	600		Stena AB, (Sweden), 7.500%, 11/01/13	574
	9,860		Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	8,689

				24,810

			Road & Rail — 0.9%
	151		Hertz Corp. (The), 8.875%, 01/01/14	152
			Kansas City Southern de Mexico S.A. de C.V., (Mexico),
	1,854		7.375%, 06/01/14	1,780
	1,960		7.625%, 12/01/13	1,921
	6,245		12.500%, 04/01/16	7,119
	7,175		Kansas City Southern Railway, 8.000%, 06/01/15	7,309
			Quality Distribution LLC/QD Capital Corp.,
	2,050		10.000%, 06/01/13 (e)	1,640
	2,275		PIK, 11.750%, 11/01/13 (e)	2,002
	8,459		RailAmerica, Inc., 9.250%, 07/01/17 (e)	8,840
	14,250		United Rentals North America, Inc., 9.250%, 12/15/19	14,001

				44,764

			Transportation Services — 0.0% (g)
	5,600		IdleAire Technologies Corp., SUB, 13.000%, 12/15/12 (d) (f) (i)	56

			Total Industrials	331,754

			Information Technology — 3.1%
			Communications Equipment — 0.5%
	23,450		Avaya, Inc., 9.750%, 11/01/15 (e)	22,688

			Computers & Peripherals — 0.3%
	15,725		Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	15,135

			Electronic Equipment, Instruments & Components — 0.9%
			Flextronics International Ltd., (Singapore),
	2,867		6.250%, 11/15/14	2,781
	2,903		6.500%, 05/15/13	2,860
	1,810		General Cable Corp., VAR, 2.665%, 04/01/15	1,588
	6,750		Intcomex, Inc., 11.750%, 01/15/11 (i)	5,383
			Sanmina-SCI Corp.,
	6,817		6.750%, 03/01/13 (c)	6,647
	9,990		8.125%, 03/01/16 (c)	9,715
	3,200		VAR, 3.049%, 06/15/14 (e)	2,864
	2,219		Smart Modular Technologies WWH, Inc., (Cayman Islands), VAR, 5.790%, 04/01/12 (f) (i)	2,123
	9,527		Viasystems, Inc., 12.000%, 01/15/15 (c) (e)	9,622

				43,583

			Internet Software & Services — 0.1%
	4,730		Terremark Worldwide, Inc., 12.000%, 06/15/17 (e)	5,162

			IT Services — 0.6%
	12,075		First Data Corp., 9.875%, 09/24/15	10,747
	3,385		Stream Global Services, Inc., 11.250%, 10/01/14 (e)	3,359
			SunGard Data Systems, Inc.,
	2,950		9.125%, 08/15/13	2,994
	1,050		10.625%, 05/15/15 (c)	1,113
			Unisys Corp.,
	4,670		12.750%, 10/15/14 (e)	5,207
	4,745		14.250%, 09/15/15 (e)	5,338

				28,758

			Semiconductors & Semiconductor Equipment— 0.7%
			Amkor Technology, Inc.,
	14,225		7.750%, 05/15/13	14,154
	449		9.250%, 06/01/16	462
			MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg),
	3,525		6.875%, 12/15/11 (d) (i)	71
	4,875		VAR, 12/15/11 (d) (i)	73
			NXP BV/NXP Funding LLC, (Netherlands),
	14,275		7.875%, 10/15/14 (e)	12,134
	55		VAR, 3.034%, 10/15/13 (e)	42
	6,163		VAR, 3.034%, 10/15/13 (c)	4,699
			STATS ChipPAC Ltd., (Singapore),
	1,100		6.750%, 11/15/11	1,105
	600		7.500%, 07/19/10 (c)	603

				33,343

			Total Information Technology	148,669

			Materials — 9.4%
			Chemicals — 1.0%
	3,550		Ashland, Inc., 9.125%, 06/01/17 (e)	3,816
	2,320		Koppers, Inc., 7.875%, 12/01/19 (e)	2,320
	151		Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	149
	24,753		PolyOne Corp., 8.875%, 05/01/12	25,372
	5,730		Sterling Chemicals, Inc., 10.250%, 04/01/15	5,444
	5,000		Terra Capital, Inc., 7.750%, 11/01/19 (e)	5,300
	7,706		Westlake Chemical Corp., 6.625%, 01/15/16 (m)	7,301

				49,702

			Construction Materials — 0.7%
	6,266		Hanson Australia Funding Ltd., (Australia), 5.250%, 03/15/13	6,015
	22,975		Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	21,597
	8,367		U.S. Concrete, Inc., 8.375%, 04/01/14	4,769

				32,381

			Containers & Packaging — 2.0%
			Ball Corp.,
	2,028		6.875%, 12/15/12	2,049
	1,650		7.125%, 09/01/16	1,691
	1,650		7.375%, 09/01/19	1,687
			Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.,
	5,750		8.250%, 11/15/15 (c) (e)	5,650
	5,300		8.875%, 09/15/14 (e)	4,836
			Berry Plastics Holding Corp.,
	4,125		8.875%, 09/15/14	3,764
	5,450		VAR, 5.034%, 02/15/15	4,919
	1,011		BWAY Corp., 10.000%, 04/15/14 (e)	1,059
	12,863		Constar International, Inc., VAR, 9.643%, 02/15/12	11,094
	151		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	154
	4,275		Graphic Packaging International, Inc., 9.500%, 06/15/17	4,510
	3,800		Greif, Inc., 7.750%, 08/01/19 (e)	3,847
			Owens-Brockway Glass Container, Inc.,
	3,451		6.750%, 12/01/14 (m)	3,486
	1,000		7.375%, 05/15/16	1,012
	3,000		8.250%, 05/15/13 (m)	3,060
			Plastipak Holdings, Inc.,
	9,780		8.500%, 12/15/15 (e)	9,768
	8,500		10.625%, 08/15/19 (e)	9,350
	5,000		Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC, 7.750%, 10/15/16 (e)	5,050
			Solo Cup Co.,
	15,900		8.500%, 02/15/14	15,304
	5,925		10.500%, 11/01/13 (e)	6,236

				98,526

			Diversified Manufacturing — 0.3%
	15,449		Polypore, Inc., 8.750%, 05/15/12 (m)	15,256

			Metals & Mining — 1.6%
	4,015		AK Steel Corp., 7.750%, 06/15/12	4,035
	4,376		California Steel Industries, Inc., 6.125%, 03/15/14	4,070
	4,154		CII Carbon LLC, 11.125%,11/15/15 (e) (i)	4,107
			FMG Finance Pty Ltd., (Australia),
	7,656		10.000%, 09/01/13 (e)	8,001
	8,350		10.625%, 09/01/16 (e)	9,101
	3,875		Gibraltar Industries, Inc., 8.000%, 12/01/15	3,662
	1,069		Noranda Aluminum Acquisition Corp., PIK, 5.274%, 05/15/15	775
			Novelis, Inc./GA, (Canada),
	7,244		7.250%, 02/15/15	6,538
	4,500		11.500%, 02/15/15 (c) (e)	4,680
			Steel Dynamics, Inc.,
	4,475		6.750%, 04/01/15	4,341
	500		7.375%, 11/01/12	498
	7,000		8.250%, 04/15/16 (e)	7,070
	10,000		Teck Resources Ltd., (Canada), 10.250%, 05/15/16	11,300
			United States Steel Corp.,
	3,285		6.050%, 06/01/17	3,060
	231		7.000%, 02/01/18	223
	5,688		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (c) (f) (i)	4,237

				75,698

			Paper & Forest Products — 3.8%
			Abitibi-Consolidated Co. of
			Canada, (Canada),
	2,515		6.000%, 06/20/13 (d)	333
	1,100		7.750%, 06/15/11 (d)	146
	5,175		8.375%, 04/01/15 (d)	686
	27,286		13.750%, 04/01/11 (d) (e)	30,833
			Abitibi-Consolidated, Inc., (Canada),
	680		8.550%, 08/01/10 (d)	94
	1,958		8.850%, 08/01/30 (d)	269
	4,150		Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	1,235
			Cascades, Inc., (Canada),
	13,016		7.250%, 02/15/13 (m)	13,244
	8,000		7.750%, 12/15/17 (e)	7,940
			Domtar Corp.,
	8,050		7.125%, 08/15/15	7,969
	191		7.875%, 10/15/11	199
	5,377		10.750%, 06/01/17	6,237
			Georgia-Pacific LLC,
	4,400		7.000%, 01/15/15 (e)	4,455
	8,090		7.125%, 01/15/17 (e)	8,191
	151		8.125%, 05/15/11	159
	3,800		8.250%, 05/01/16 (e)	4,028
	3,000		International Paper Co., 9.375%, 05/15/19	3,722
	22,791		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	18,233
	35,900		NewPage Corp., 11.375%, 12/31/14 (e)	35,361
	600		Norampac Industries, Inc., (Canada), 6.750%, 06/01/13	605
	4,345		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	4,769
	3,200		Potlatch Corp., 7.500%, 11/01/19 (e)	3,232
			Smurfit-Stone Container Enterprises, Inc.,
	24,568		8.000%, 03/15/17 (d)	19,347
	12,650		8.375%, 07/01/12 (d)	9,962
	1,050		Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14 (c) (e)	1,144

				182,393

			Total Materials	453,956

			Telecommunication Services — 6.1%
			Diversified Telecommunication Services — 2.9%
			Cincinnati Bell, Inc.,
	151		7.000%, 02/15/15	145
	5,000		8.250%, 10/15/17	4,963
	23,750		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	23,423
			Frontier Communications Corp.,
	1,332		6.250%, 01/15/13	1,309
	775		8.250%, 05/01/14	796
	1,870		GCI, Inc., 8.625%, 11/15/19 (e)	1,870
	1,115		Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15 (e)	1,188
			Level 3 Financing, Inc.,
	300		8.750%, 02/15/17	251
	33,638		9.250%, 11/01/14 (m)	29,685
	1,225		12.250%, 03/15/13	1,279
	11,865		PAETEC Holding Corp., 8.875%, 06/30/17	11,776
			Qwest Communications International, Inc.,
	2,500		7.500%, 02/15/14	2,475
	4,115		8.000%, 10/01/15 (e)	4,115
			Qwest Corp.,
	1,000		6.500%, 06/01/17	955
	1,000		7.500%, 10/01/14 (m)	1,022
	13,125		7.625%, 06/15/15 (m)	13,355
	9,051		7.875%, 09/01/11 (m)	9,402
	1,000		8.375%, 05/01/16 (e)	1,045
	2,400		8.875%, 03/15/12	2,547
	10,500		Telcordia Technologies, Inc., VAR, 4.034%, 07/15/12 (e)	9,135
	5,375		Time Warner Telecom Holdings, Inc., 9.250%, 02/15/14	5,523
			Windstream Corp.,
	500		7.000%, 03/15/19	466
	10,025		8.125%, 08/01/13	10,250
	3,950		8.625%, 08/01/16	3,980

				140,955

			Wireless Telecommunication Services — 3.2%
	6,160		CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,514
			Cricket Communications, Inc.,
	4,810		7.750%, 05/15/16 (e)	4,750
	14,170		9.375%, 11/01/14 (c)	13,639
	3,720		Crown Castle International Corp., 9.000%, 01/15/15	3,934
	5,410		iPCS, Inc., VAR, 2.406%, 05/01/13	4,774
			MetroPCS Wireless, Inc.,
	16,350		9.250%, 11/01/14	16,391
	23,200		Nextel Communications, Inc., 7.375%, 08/01/15	21,460
	11,000		NII Capital Corp., 10.000%, 08/15/16 (e)	11,660
	1,855		SBA Telecommunications, Inc., 8.250%, 08/15/19 (e)	1,929
			Sprint Nextel Corp.,
	65,835		6.000%, 12/01/16	56,783
	5,425		8.375%, 08/15/17	5,289
	5,000		Wind Acquisition Finance S.A., (Luxembourg), 11.750%, 07/15/17 (e)	5,550

				152,673

			Total Telecommunication Services	293,628

			Utilities — 4.8%
			Electric Utilities — 0.3%
	5,075		Calpine Generating Co. LLC, HB, 4,823.931%, 04/01/11 (d)	685
	1,200		Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	1,197
	2,500		PNM Resources, Inc., 9.250%, 05/15/15	2,588
	8,000		Public Service Co. of New Mexico, 7.950%, 05/15/18	8,374

				12,844

			Gas Utilities — 0.1%
	6,700		Nisource Finance Corp., 6.800%, 01/15/19	7,222

			Independent Power Producers & Energy Traders — 4.0%
	8,275		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,316
	10,011		Calpine Corp., 7.250%, 10/15/17 (e)	9,360
			Dynegy Holdings, Inc.,
	2,800		6.875%, 04/01/11	2,835
	10,200		7.125%, 05/15/18	7,650
	5,900		7.500%, 06/01/15 (c)	5,428
	151		8.375%, 05/01/16	139
	3,000		8.750%, 02/15/12 (c)	3,067
	16,195		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	15,304
			Edison Mission Energy,
	8,625		7.000%, 05/15/17	6,296
	9,787		7.200%, 05/15/19	7,096
	151		7.500%, 06/15/13	137
	13,738		7.750%, 06/15/16	11,197
	1,005		FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	915
	6,511		Midwest Generation LLC, 8.560%, 01/02/16	6,577
			Mirant Americas Generation LLC,
	10,775		8.300%, 05/01/11	10,963
	7,130		8.500%, 10/01/21 (c)	6,453
	8,401		Mirant North America LLC, 7.375%, 12/31/13	8,275
	4,070		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	4,243
			NRG Energy, Inc.,
	6,725		7.250%, 02/01/14	6,784
	6,750		7.375%, 02/01/16	6,716
	13,325		7.375%, 01/15/17	13,225
	11,050		8.500%, 06/15/19	11,161
	2,489		Ormat Funding Corp., 8.250%, 12/30/20 (m)	2,252
			RRI Energy, Inc.,
	14,004		6.750%, 12/15/14 (c)	14,214
	10,780		7.625%, 06/15/14 (c)	10,457
	2,600		7.875%, 06/15/17 (c)	2,476
	13,903		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15 (c)	9,871

				191,407

			Multi-Utilities — 0.4%
	18,707		AES Corp. (The), 8.750%,05/15/13 (e)	19,035
	3,300		Energy Future Holdings Corp., 10.875%, 11/01/17	2,318

				21,353

			Total Utilities	232,826

			Total Corporate Bonds (Cost $3,778,909)	3,989,111

	SHARES

			Common Stocks — 0.5%
			Consumer Discretionary — 0.0% (g)
			Media — 0.0% (g)
	54		Time Warner Cable, Inc.	2,268

			Textiles, Apparel & Luxury Goods — 0.0% (g)
	228		Broder Brothers Co. (a) (f) (i)	69
	66		WestPoint International, Inc. (a) (f)	—

				69
			Total Consumer Discretionary	2,337

			Consumer Staples — 0.1%
			Household Products — 0.1%
	153		Spectrum Brands, Inc. (a)	3,359

			Health Care — 0.0% (g)
			Pharmaceuticals — 0.0% (g)
	662		Eurofresh, Inc., (Netherlands), ADR (a) (f)	992

			Industrials — 0.2%
			Airlines — 0.0% (g)
	124		Delta Air Lines, Inc. (a)	1,017

			Commercial Services & Supplies — 0.1%
	128		World Color Press, Inc., (Canada) (a)	1,212

			Industrial Conglomerates — 0.1%
	5		Milacron Corp. (a) (f) (i)	5,510

			Total Industrials	7,739

			Information Technology — 0.1%
			IT Services — 0.1%
	92		Unisys Corp. (a)	2,951

			Semiconductors & Semiconductor Equipment — 0.0% (g)
	4,234		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), ADR (a) (f)	593

			Total Information Technology	3,544

			Materials — 0.1%
			Containers & Packaging — 0.1%
	174		Constar International, Inc. (a)	3,846
	180		Portola Packaging (a) (f)	745

				4,591
			Total Materials	4,591

			Telecommunication Services — 0.0% (g)
			Diversified Telecommunication Services — 0.0% (g)
	1		AboveNet, Inc. (a)	66
	1		XO Holdings, Inc. (a)	1

				67
			Total Telecommunication Services	67

			Utilities — 0.0% (g)
			Independent Power Producers & Energy
			Traders — 0.0% (g)
	7		Mirant Corp. (a)	98

			Total Common Stocks (Cost $53,221)	22,727

			Preferred Stocks — 0.1%
			Consumer Discretionary — 0.0% (g)
			Media — 0.0% (g)
	77		Spanish Broadcasting System, Inc. (a) (f)	—	(h)
	1		Spanish Broadcasting System, Inc., PIK, 10.750% (f) (x)	233

			Total Consumer Discretionary	233

			Financials — 0.1%
			Commercial Banks — 0.1%
	112		CoBank ACB, 7.000%, 01/04/10 (e) (x)	4,115

			Total Preferred Stocks (Cost $4,891)	4,348

	PRINCIPAL AMOUNT ($)

			Loan Participations & Assignments — 12.8%
			Consumer Discretionary — 5.0%
			Automobiles — 0.6%
			Ford Motor Co., Term Loan B,
	1,055		3.240%, 12/15/13	925
	32,520		3.290%, 12/15/13	28,499

				29,424

			Broadcasting & Cable TV — 0.0% (g)
	403		Mission Broadcasting, Inc., Term Loan B, 4.283%, 10/01/12	366

			Gaming — 1.5%
			CCM Merger, Inc., Term Loan B,
	10,115		8.500%, 07/13/12	9,661
	2,609		8.500%, 07/13/12	2,491
	926		8.500%, 07/13/12	885
	2,916		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14	926
	5,833		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14	1,852
	41,027		Harrah’s Operating Co., Inc., Term B-2 Loan, 3.282%, 01/28/15	31,871
	7,000		HSP Gaming, Term Loan, 11.250%, 08/20/14	6,860
	7,285		MGM Mirage, Term Loan, 6.000%, 10/03/11	6,533
			Venetian Macau, Delayed Draw Project Term Loan,
	1,045		5.790%, 05/05/13	988
	148		5.790%, 05/05/13	140
	2,274		Venetian Macau, Incremental Term Loan, 5.790%, 05/25/13	2,151
	8,058		Venetian Macau, Term B Funded Project Loan, 5.790%, 05/25/13	7,620

				71,978

			Hotels, Restaurants & Leisure — 0.3%
	–	(h)	ARAMARK Corp., Term Loan, 2.473%, 01/26/14	–	(h)
			Outback Steakhouse, Prefunded RC Commitment,
	130		0.120%, 06/14/13	104
	6		2.563%, 06/14/13	5
	27		2.563%, 06/14/13	21
	6		2.563%, 06/14/13	5
	3,880		Outback Steakhouse, Term Loan B, 2.563%, 06/14/14	3,126
			Six Flags Theme Parks, Inc., Term Loan B,
	9,175		2.500%, 04/30/15	8,601

				11,862

			Leisure Equipment & Products — 0.0% (g)
	1,516		True Temper Sports, Inc., 2nd Lien Term Loan, 6.600%, 06/30/11 (d) (i)	190

			Media — 2.1%
	12,941		CCO Holdings LLC, 3rd Lien Term Loan, 6.750%, 09/06/14	11,157
	6,305		Cengage Learning Acquisitions, Term Loan, 2.730%, 07/15/14	5,371
	26,087		Clear Channel Communications, Inc., Term Loan B, 0.000%, 01/29/16	19,609
			Dex Media West, Term Loan B,
	3,083		7.000%, 10/24/14	2,776
	1,500		7.000%, 10/24/14	1,350
	750		7.000%, 10/24/14	675
	5,500		Entercom Radio LLC, Corp., Term Loan A, 0.000%, 06/30/12	4,689
	2,906		High Plains Broadcasting Operating Co. LLC, Term Loan, 7.250%, 09/14/16	2,418
			Idearc, Inc., Tranche B Term Loan,
	259		3.220%, 11/17/14 (d)	123
	26,897		3.220%, 11/17/14 (d)	12,776
	7,850		6.250%, 11/17/14	3,729
			Newport Television LLC, Term Loan,
	5,589		7.250%, 09/14/16	4,650
	482		7.250%, 09/14/16	401
	7,302		8.000%, 09/14/16	6,075
	1,723		Newsday, Term Loan B, 10.500%, 08/01/13	1,812
			Nexstar Broadcasting, Inc., Term Loan B,
	379		5.000%, 10/01/12	344
	1		6.250%, 10/01/12	1
			Sirius Satellite Radio, Term Loan,
	6,665		2.563%, 12/20/12	6,134
	17		2.563%, 12/20/12	15
			Univision Communications, Inc., 1st Lien Term Loan,
	4,414		2.533%, 09/20/14	3,620
	17,336		2.533%, 09/20/14	14,215

				101,940

			Multiline Retail — 0.0% (g)
	–	(h)	Dollar General Corp., Tranche B-1 Term Loan, 2.996%, 07/07/14	–	(h)

			Specialty Retail — 0.4%
			General Nutrition Centers, Inc., Term Loan B,
	292		2.490%, 09/16/13	265
	2,073		2.510%, 09/16/13	1,885
	592		2.530%, 09/16/13	539
	3,553		2.540%, 09/16/13	3,231
	1,184		2.540%, 09/16/13	1,077
	250		Gentek, Term Loan B, 0.000%, 10/21/14	251
			Michael’s Stores, Term B-1 Loan,
	8,728		Zero Coupon, 10/31/13	7,506
	181		2.563%, 10/31/13	156
	117		2.563%, 10/31/13	101
			Michael’s Stores, Term B-2 Loan,
	682		4.813%, 07/31/16	605
	4,230		4.813%, 07/31/16	3,751
	53		4.813%, 07/31/16	47
	201		4.813%, 07/31/16	178

				19,592

			Textiles, Apparel & Luxury Goods — 0.1%
	3,643		Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	3,602

			Total Consumer Discretionary	238,954

			Consumer Staples — 0.7%
			Food & Staples Retailing — 0.1%
	2,233		Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	2,043
			Rite Aid Corp., Tranche 2 Term Loan,
	322		1.990%, 06/04/14	277
	337		1.990%, 06/04/14	290
	338		2.000%, 06/04/14	291
	1,000		Rite Aid Corp., Tranche 4 Term Loan, 9.500%, 06/01/15	1,028

				3,929

			Food Products — 0.0% (g)
	454		Dole Food Co., Inc., Letter of Credit, 0.284%, 04/12/13	454
			Dole Food Co., Inc., Term Loan B,
	33		8.000%, 04/12/13	33
	759		8.000%, 04/12/13	764
			Dole Food Co., Inc., Term Loan C,
	1,134		8.000%, 04/12/13	1,142
	1,454		8.000%, 04/12/13	1,464
	30		8.000%, 04/12/13	30

				3,887

			Household Products — 0.6%
	1,135		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12 (d)	1,094
			Spectrum Brands, Inc., Term Loan B,
	3,533		6.250%, 06/30/12 (d)	3,406
	8,181		8.000%, 06/30/12	7,886
	7,956		8.000%, 06/30/12	7,669
	8,181		8.000%, 06/30/12	7,885
	226		8.750%, 06/30/12	218

				28,158

			Total Consumer Staples	35,974

			Energy — 0.1%
			Energy Equipment & Services — 0.1%
			Moreno Group LLC, Delayed Draw Term Loan B,
	321		2.984%, 05/10/14 (i)	214
	222		2.992%, 05/10/14 (i)	149
			Moreno Group LLC, Term Loan B,
	228		2.984%, 05/10/14 (i)	153
	1,201		2.984%, 05/10/14 (i)	802
	800		2.986%, 05/10/14 (i)	535
	900		2.992%, 05/10/14 (i)	602

				2,455

			Oil, Gas & Consumable Fuels — 0.0% (g)
	–	(h)	Atlas Pipeline Partners, Term Loan, 6.750%, 07/27/14	–	(h)

			Total Energy	2,455

			Financials — 1.3%
			Diversified Financial Services — 1.2%
	22,132		Capmark Financial Group, 1st Lien Term Loan, 4.000%, 03/23/11	16,018
			Checksmart Financial Co., Term Loan B,
	4,261		3.040%, 05/01/12 (i)	1,960
			CIT Group, Inc., Term Loan,
	11,638		13.000%, 01/20/12	12,137
	2,439		13.000%, 01/20/12	2,544
	976		13.000%, 01/20/12	1,018
			CIT Group, Inc., Tranche 1B Term Loan,
	3,220		13.000%, 01/20/12	3,358
	3,220		13.000%, 01/20/12	3,358
	3,220		13.000%, 01/20/12	3,358
	3,220		13.000%, 01/20/12	3,357
	3,220		13.000%, 01/20/12	3,357
	5,450		Reynolds Group, Term Loan, 0.000%, 10/28/15	5,623

				56,088

			Insurance — 0.0% (g)
	963		HMSC Corp., 1st Lien Term Loan, 2.531%, 04/03/14	732
	1,000		USI Holdings Corp., Term Loan, 0.000%, 05/04/14	956

				1,688

			Real Estate Investment Trusts (REITs) — 0.1%
	5,000		General Growth Properties, Term Loan A, 0.000%, 02/24/10	4,526

			Total Financials	62,302

			Health Care — 0.0% (g)
			Health Care Equipment & Supplies — 0.0% (g)
			Carestream Health, Inc., 1st Lien Term Loan,
	386		2.244%, 04/30/13	352
	612		2.244%, 04/30/13	559
	14		2.254%, 04/30/13	13

				924

			Health Care Providers & Services — 0.0% (g)
	–	(h)	Community Health Systems, Inc., Term Loan, 2.506%, 07/25/14	–	(h)

			Total Health Care	924

			Industrials — 0.6%
			Aerospace & Defense — 0.0% (g)
	–	(h)	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 2.283%, 03/26/14	–	(h)
			Hawker Beechcraft Acquisition Co. LLC, Term Loan,
	–	(h)	2.234%, 03/26/14	–	(h)
	–	(h)	2.283%, 03/26/14	–	(h)

				–	(h)

			Airlines — 0.1%
	1,000		Delta Air Lines, Inc., Senior Secured Term Loan, 8.750%, 09/30/13	994
			Delta Airlines, Inc., 1st Lien Term Loan,
	191		0.094%, 04/30/12	169
	78		2.281%, 04/30/12	69
	4,827		2.284%, 04/30/12	4,267

				5,499

			Building Products — 0.1%
	313		Jacuzzi Brands Corp., 1st Lien Letter of Credit, 0.183%, 02/07/14 (i)	203
			Jacuzzi Brands Corp., 1st Lien Term Loan B,
	7		2.504%, 02/07/14	5
	3,470		2.531%, 02/07/14 (i)	2,248

				2,456

			Commercial Services & Supplies — 0.4%
			Clarke American Corp., Term Loan B,
	3,501		2.734%, 06/27/14	2,871
	6,231		2.783%, 06/27/14	5,110
	5,631		2.783%, 06/27/14	4,617
	2,235		2.783%, 06/27/14	1,833
	5,740		Quebecor World, Inc., Exit Term Loan, 9.000%, 07/10/12	5,761

			Construction & Engineering — 0.0% (g)	20,192

	1,704		Rental Service Corp., 2nd Lien Term Loan, 3.790%, 11/30/13	1,570

			Industrial Machinery — 0.0% (g)
	1,371		Rexnord Corp., Incremental Term Loan, 2.500%, 07/19/13	1,273
	–		Rexnord Corp., Tranche B-1 Term Loan B	–	(h)

				1,273

			Total Industrials	30,990

			Information Technology — 0.9%
			Computers & Peripherals — 0.1%
	2,910		Stratus Technologies, Inc., 1st Lien Term Loan, 4.040%,03/29/11 (i)	2,510
	4,069		Stratus Technologies, Inc., 2nd Lien Term Loan, 9.290%,03/29/12 (i)	1,571

				4,081

			Electronic Equipment, Instruments & Components — 0.0% (g)
	1,335		Isola Group S.A.R.L., 1st Lien Term Loan, 11.000%, 12/18/12 (d) (i)	935
	750		Isola Group S.A.R.L., 2nd Lien Term Loan, 17.750%, 12/18/13 (d) (i)	150

				1,085

			IT Services — 0.6%
	1,356		CompuCom Systems, Term Loan, 3.740%, 08/23/14 (i)	1,261
			First Data Corp., Initial Tranche B-1 Term Loan,
	2,524		2.986%, 09/24/14	2,099
	144		3.033%, 09/24/14	119
	77		3.036%, 09/24/14	64
			First Data Corp., Initial Tranche B-3 Term Loan,
	–	(h)	3.018%, 09/24/14	–	(h)
	1,346		3.033%, 09/24/14	1,112
	24,342		3.036%, 09/24/14	20,247
			SunGard Data Systems, Inc., Term Loan A,
	–	(h)	1.992%, 02/28/14	–	(h)
	–	(h)	1.992%, 02/28/14	–	(h)
	4,400		Transaction Network, Term Loan B, 0.000%, 12/01/15	4,391

				29,293

			Semiconductors & Semiconductor Equipment — 0.2%

	3,648		Freescale Semiconductor, Inc., Incremental Term Loan, 12.500%, 12/15/14	3,742
	4,808		Freescale Semiconductor, Inc., Term Loan, 1.994%, 11/29/13	3,921

				7,663

			Total Information Technology	42,122

			Materials — 2.6%
			Chemicals — 1.8%
	7,240		Cristal Inorganic Chemicals, 1st Lien Term Loan, 2.533%, 05/15/14 (i)	6,425
	2,000		Cristal Inorganic Chemicals, 2nd Lien Term Loan, 6.033%, 05/15/14 (i)	1,535
	733		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.736%, 12/20/13	532
	320		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.736%, 12/20/13	232
	917		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.986%, 12/22/14	666
	917		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.986%, 12/22/14	666
	917		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.986%, 12/22/14	666
			Lyondell Chemical Co., Roll-Up DIP Term Loan,
	6,592		5.795%, 02/03/10	6,361
	15,834		5.940%, 02/03/10	15,280
	2,283		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.736%, 12/20/13	1,657
	3,981		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	2,890
	3,981		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	2,890
	50,199		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	36,446
	1,198		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.736%, 12/20/13	870
	5,894		Momentive Performance Materials, Inc., Term Loan B, 2.500%, 12/04/13	5,319
			Texas PetroChemicals LP, Incremental Term Loan,
	1		2.813%, 06/27/13	1
	393		2.875%, 06/27/13	346
	95		2.875%, 06/27/13	84
			Texas PetroChemicals LP, Term Loan B,
	1,429		2.875%, 06/27/13	1,257
	18		2.875%, 06/27/13	16
	4		2.875%, 06/27/13	3

				84,142

			Containers & Packaging — 0.0% (g)
	1,492		Berry Plastics Holding, Term Loan C, 2.300%, 04/03/14	1,253

			Diversified Manufacturing — 0.2%
	10,999		BOC Edwards, 1st Priority Lien Term Loan, 2.256%, 05/31/14	8,758

			Paper & Forest Products — 0.6%
	25,393		Abitibi, Inc., Term Loan, 11.000%, 03/31/11	22,092
	–	(h)	Georgia-Pacific LLC, Term Loan B, 2.283%, 12/20/12	–	(h)
	7,227		Smurfit Stone Container Enterprise, U.S. Revolver, 2.750%, 11/01/11	7,000

				29,092

			Total Materials	123,245

			Telecommunication Services — 0.5%
			Diversified Telecommunication Services — 0.5%
	4,702		CavTel Holdings LLC, Term Loan, 10.500%, 12/31/12 (i)	3,723
			Level 3 Communications, Tranche A Term Loan,
	5,943		2.530%, 03/13/14	5,018
	14,857		2.530%, 03/13/14	12,545
	1,000		Level 3 Communications, Tranche B Term Loan, 11.500%, 03/13/14	1,060
	130		PAETEC Holding Corp., 1st Lien Term Loan, 2.734%, 02/28/13	122
			Time Warner Telecom, Term Loan B,
	2,216		1.990%, 11/30/10	2,087
	1,070		2.040%, 11/30/10	1,008

				25,563

			Wireless Telecommunication Services — 0.0%(g)
			MetroPCS Wireless, Inc., Term Loan B,
	–	(h)	2.500%, 11/03/13	–	(h)
	–	(h)	2.563%, 11/03/13	–	(h)

				–	(h)
			]
			Total Telecommunication Services	25,563

			Utilities — 1.1%
			Independent Power Producers & Energy
			Traders — 1.1%
	29,892		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	27,293
	3,520		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 0.183%, 02/01/13	3,225
			NRG Energy, Inc. (Opco), Term Loan B,
	1,840		1.988%, 02/01/13	1,686
	4,706		2.033%, 02/01/13	4,311
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-1 Term Loan,
	10		3.753%, 10/10/14	7
	972		3.775%, 10/10/14	725
	3		3.783%, 10/10/14	2
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
	1,937		3.742%, 10/10/14	1,445
	15		3.753%, 10/10/14	11
	10		3.783%, 10/10/14	8
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
	14,990		3.742%, 10/10/14	11,180
	116		3.753%, 10/10/14	86
	77		3.783%, 10/10/14	58
			TPF Generation Holdings LLC, 2nd Lien Term Loan,
	4,317		4.484%, 12/15/14	3,654
	1,183		4.533%, 12/15/14	1,002

				54,693

			Total Utilities	54,693

			Total Loan Participations & Assignments (Cost $596,722)	617,222

	NUMBER OF RIGHTS

			Rights — 0.0% (g)
			Consumer Discretionary — 0.0% (g)
			Textiles, Apparel & Luxury Goods — 0.0% (g)
	59		WestPoint International, Inc., expiring 06/08/18 (a) (f) (Cost $—)	–

	NUMBER OF WARRANTS

			Warrant — 0.0% (g)
			Industrials — 0.0% (g)
			Commercial Services & Supplies — 0.0% (g)
			World Color Press, Inc.,
	72		Series I, expiring 7/20/2014 (Strike Price $13.00) (a)	334
	72		Series II, expiring 7/20/2014 (Strike Price $16.30) (a)	345

				679

			Transportation Services — 0.0% (g)
	NUMBER OF WARRANTS

	6		IdleAire Technologies Corp., expiring 12/15/15 (Strike Price $1.00) (a) (f)	–

			Total Industrials	679

			Telecommunication Services — 0.0% (g)
			Diversified Telecommunication Services — 0.0% (g)
	–	(h)	AboveNet, Inc., Class W, expiring 09/08/10 (Strike Price $24.00) (a) (f) (i)	9
			XO Holdings, Inc.,
	2		Class B, expiring 1/16/2010 (Strike Price $6.25) (a)	–	(h)
	2		Class B, expiring 1/16/2010 (Strike Price $7.50) (a)	–	(h)
	2		Class B, expiring 1/16/2010 (Strike Price $10.00) (a)	–	(h)

				9

			Total Telecommunication Services	9

			Total Warrants (Cost $6,147)	688

	SHARES

			Short-Term Investment — 5.2%
			Investment Company — 5.2%
	251,597		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $251,597)	251,597

	PRINCIPAL AMOUNT ($)

			Investments of Cash Collateral for Securities on Loan — 4.1%
			Asset-Backed Securities — 0.1%
	1,085		GSAA Trust, Series 2005-15, Class 2A1, VAR, 0.326%,12/30/09 (i)	953
	1,599		GSAA Trust, Series 2006-3, Class A1, VAR, 0.316%,12/30/09 (i)	1,089

				2,042

			Corporate Notes — 0.4%
	11,000		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	10,877
	2,000		Monumental Global Funding III, VAR, 0.390%, 03/26/10 (e)	1,982
	5,000		Pricoa Global Funding I, VAR, 0.410%, 12/15/09 (e)	4,985

				17,844

	SHARES

			Investment Company — 3.6%
	174,535		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% 09/02/08 (b) (l)	174,535

			SECURITY DESCRIPTION	VALUE ($)

			Total Investments of Cash Collateral for Securities on Loan (Cost $195,220)	194,421

			Total Investments — 105.8% (Cost $4,894,550)	5,087,013
			Liabilities in Excess of Other Assets — (5.8)%	(276,965)

			NET ASSETS — 100.0%	$4,810,048

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
DA	—	Development Authority
DIP	—	Debtor-in-possession
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

PIK	—	Payment-in-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $26,850,000 which amounts to 0.5% of total investments.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2009.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$371,631
Aggregate gross unrealized depreciation.	(179,168)

Net unrealized appreciation/depreciation.	$192,463

Federal income tax cost of investments..	$4,894,550

High Yield Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$2,268	$—	$69	$2,337
Consumer Staples	3,359	—	—	3,359
Health Care	—	—	992	992
Industrials	2,229	—	5,510	7,739
Information Technology	2,951	—	593	3,544
Materials	3,846	—	745	4,591
Telecommunication Services	67	—	—	67
Utilities	98	—	—	98

Total Common Stocks	14,818	—	7,909	22,727

Preferred Stocks
Consumer Discretionary	—	—	233	233
Financials	—	4,115	—	4,115

Total Preferred Stocks	—	4,115	233	4,348

Debt Securities
Asset-Backed Securities	—	57	6,842	6,899
Corporate Bonds
Consumer Discretionary	3,776	1,067,816	1,092	1,072,684
Consumer Staples	—	235,442	2,539	237,981
Energy	—	464,740	—	464,740
Financials	$—	$480,131	$—	$480,131
Health Care	—	272,742	—	272,742
Industrials	—	329,888	1,866	331,754
Information Technology	—	146,546	2,123	148,669
Materials	—	449,719	4,237	453,956
Telecommunication Services	—	293,628	—	293,628
Utilities	—	232,826	—	232,826

Total Corporate Bonds	3,776	3,973,478	11,857	3,989,111

Loan Participations & Assignments
Consumer Discretionary	—	238,954	—	238,954
Consumer Staples	—	35,974	—	35,974
Energy	—	2,455	—	2,455
Financials	—	62,302	—	62,302
Health Care	—	924	—	924
Industrials	—	30,990	—	30,990
Information Technology	—	42,122	—	42,122
Materials	—	123,245	—	123,245
Telecommunication Services	—	25,563	—	25,563
Utilities	—	54,693	—	54,693

Total Loan Participations &Assignments	—	617,222	—	617,222

Rights
Consumer Discretionary	—	—	—	—
Warrants
Industrials	345	334	—	679
Telecommunication Services	—	—	9	9

Total Warrants	345	334	9	688

Short-Term Investments
Investment Companies	251,597	—	—	251,597
Investments of Cash Collateral for Securities on Loan
Asset-Backed Securities	—	2,042	—	2,042
Corporate Notes	—	17,844	—	17,844
Investment Companies	174,535	—	—	174,535

Total Investments in Securities	$445,071	$4,615,092	$26,850	$5,087,013

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization / accretion	Net purchases (sales)		Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Asset-Backed Securities	6,806		-	10		26	-		-	6,842
Corporate Bonds - Consumer Discretionary	-		-	(1,275)		-	-		1,275	-	(b)
Corporate Bonds - Consumer Discretionary	-		-	(1,246)		2	2,336		-	1,092
Corporate Bonds - Consumer Staples	-		-	-		-	635		-	635
Corporate Bonds - Consumer Staples	-		-	-		-	1,904		-	1,904
Corporate Bonds - Energy	2,549		-	446		(3)	(2,992)		-	-
Corporate Bonds - Industrials	3,945		-	70		86	(4,101)		-	-
Corporate Bonds - Industrials	-		(1,174)	(7,243)		194	8,223		-	-	(b)
Corporate Bonds - Industrials	-		-	-		-	1,810		-	1,810
Corporate Bonds - Industrials	56		-	-		.	-		-	56
Corporate Bonds - Information Technology	1,879		-	244		-	-		-	2,123
Corporate Bonds - Materials	496		-	4		7	(507)		-	-
Corporate Bonds - Materials	745		-	1,453		-	(2,198)		-	-
Corporate Bonds - Materials	-		-	(1,329)		69	5,497		-	4,237
Common Stock - Consumer Discretionary	-		-	-		-	69		-	69
Common Stock - Industrials	-		-	3,016		-	2,494		-	5,510
Common Stock - Materials	-		-	(1,453)		-	2,198		-	745
Common Stocks - Consumer Discretionary	-	(b)	-	-		-	-	(b)	-	-	(b)
Common Stocks - Healthcare	-		-	(969)		-	-		1,961	992
Common Stocks - Information Technology	-		-	-		-	593		-	593
Preferred Stocks - Consumer Discretionary	-	(a)	-	-	(a)	-	-		-	-	(a)
Preferred Stocks - Consumer Discretionary	233		-	-		-	-		-	233
Rights - Consumer Discretionary	-	(b)	-	-		-	-		-	-	(b)
Warrants - Industrials	-	(a)	-	-	(a)	-	-		-	-	(b)
Warrants - Telecommunication Services	4		-	5		-	-		-	9
Total	$ 16,713		$ (1,174)	$ (8,267)		$ 381	$ 15,961		$ 3,236	$ 26,850

(a) Security rounds to less than $1,000.
(b) Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(17,912,000).

JPMorgan Limited Duration Bond Fund (formerly JPMorgan Ultra Short Duration Bond Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 12.9%
3,480		Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,264
28		ACE Securities Corp., Series 2001-HE1, Class M1, VAR, 1.737%, 11/20/31 (f)	22
2,561		Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.086%, 08/25/33	2,188
		Amortizing Residential Collateral Trust,
91		Series 2002-BC4, Class A, VAR, 0.526%, 07/25/32	69
2,042		Series 2002-BC6, Class M1, VAR, 1.361%, 08/25/32	1,319
4,946		Series 2002-BC9, Class M1, VAR, 1.886%, 12/25/32	3,307
		Amresco Residential Securities Mortgage Loan Trust,
8		Series 1997-1, Class M1A, VAR, 0.746%, 03/25/27	8
383		Series 1997-2, Class M1A, VAR, 0.791%, 06/25/27	338
1,715		Series 1998-1, Class M1A, VAR, 0.881%, 01/25/28	1,247
1,805		Series 1998-3, Class M1A, VAR, 0.866%, 09/25/28	1,244
2,411		Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 1.989%, 12/15/33	1,849
		Bear Stearns Asset Backed Securities Trust,
3,669		Series 2003-SD1, Class A, VAR, 0.686%, 12/25/33	3,082
9,348		Series 2005-CL1, Class M1, VAR, 0.866%, 09/25/34 (f)	187
2,860		Series 2005-HE1, Class M2, VAR, 1.066%, 01/25/35	1,409
454		Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.086%, 01/25/32	231
		Countrywide Asset-Backed Certificates,
238		Series 2002-1, Class A, VAR, 0.796%, 08/25/32	99
229		Series 2002-BC1, Class A, VAR, 0.896%, 04/25/32	112
275		Series 2002-BC2, Class A, VAR, 0.776%, 04/25/32	136
61		Series 2003-BC2, Class 2A1, VAR, 0.836%, 06/25/33	33
2,131		Series 2003-BC5, Class M1, VAR, 1.286%, 09/25/33	741
649		Series 2004-2, Class M4, VAR, 1.236%, 03/25/34	306
897		Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	566
		Countrywide Home Equity Loan Trust,
2,288		Series 2004-A, Class A, VAR, 0.459%, 04/15/30	1,038
1,393		Series 2005-E, Class 2A, VAR, 0.459%, 11/15/35	457
6,018		Series 2005-M, Class A1, VAR, 0.479%, 02/15/36	2,319
4,194		Series 2006-A, Class M2, VAR, 0.659%, 04/15/32	6
		First Franklin Mortgage Loan Asset Backed Certificates,
320		Series 2002-FF1, Class M1, VAR, 1.286%, 04/25/32	49
1,661		Series 2002-FF4, Class M1, VAR, 1.811%, 02/25/33	329
729		Series 2003-FFH1, Class M2, VAR, 2.861%, 09/25/33	43
709		Series 2004-FF8, Class M4, VAR, 1.306%, 10/25/34	190
2,071		Ford Credit Auto Owner Trust, Series 2006-C, Class A4A, 5.150%, 02/15/12	2,127
3,580		Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.726%, 07/25/35	1,560
811		Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.419%, 09/15/30	413
1,736		Household Automotive Trust, Series 2006-1, Class A4, 5.520%, 03/18/13	1,785
520		Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.556%, 12/25/24	250
151		Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	148
1,300		Long Beach Mortgage Loan Trust, Series 2006-6, Class M2, VAR, 0.536%, 07/25/36	1
		Morgan Stanley ABS Capital I,
2,892		Series 2003-NC6, Class M1, VAR, 1.436%, 06/25/33	2,144
7,500		Series 2005-WMC4, Class M5, VAR, 0.886%, 04/25/35 (f)	900
350		New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.636%, 11/25/33	169
1,592		Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.136%, 07/25/32	1,262
574		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.916%, 03/25/33	364
		Residential Asset Securities Corp.,
708		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	215
752		Series 2005-EMX4, Class A2, VAR, 0.496%, 11/25/35	656
		Residential Funding Mortgage Securities II, Inc.,
1,071		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	799
1,031		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	697
274		Series 2003-HS1, Class AII, VAR, 0.526%, 12/25/32	156
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.936%, 04/25/33	133
226		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.526%, 01/25/33	177
349		Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, VAR, 0.606%, 09/27/32	205

		Total Asset-Backed Securities (Cost $85,141)	39,349

		Collateralized Mortgage Obligations — 54.3%
		Agency CMO — 23.1%
1,393		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	244
		Federal Home Loan Mortgage Corp. REMICS,
40		Series 1071, Class F, VAR, 1.200%, 04/15/21	40
50		Series 1343, Class LA, 8.000%, 08/15/22	56
43		Series 1370, Class JA, VAR, 1.400%, 09/15/22	43
37		Series 1379, Class W, VAR, 3.020%, 10/15/22	37
10		Series 1508, Class KA, VAR, 1.872%, 05/15/23	10
43		Series 1607, Class SA, HB, IF, 20.142%, 10/15/13	51
654		Series 1689, Class M, PO, 03/15/24	580
284		Series 1771, Class PK, 8.000%, 02/15/25	284
508		Series 1974, Class ZA, 7.000%, 07/15/27	556
89		Series 1981, Class Z, 6.000%, 05/15/27	96
7		Series 2006, Class I, IO, 8.000%, 10/15/12	–	(h)
361		Series 2033, Class PR, PO, 03/15/24	322
53		Series 2261, Class ZY, 7.500%, 10/15/30	55
26		Series 2289, Class NA, VAR, 11.905%, 05/15/20	30
196		Series 2338, Class FN, VAR, 0.739%, 08/15/28	196
376		Series 2416, Class SA, IF, 15.133%, 02/15/32	453
241		Series 2416, Class SH, IF, 15.525%, 02/17/32	304
95		Series 2477, Class FZ, VAR, 0.789%, 06/15/31	95
2,938		Series 2628, Class IP, IO, 4.500%, 10/15/16	50
6,157		Series 2649, Class FK, VAR, 0.789%, 07/15/33	5,883
2,126		Series 2661, Class FG, VAR, 0.689%, 03/15/17	2,104
185		Series 2666, Class OI, IO, 5.500%, 12/15/18	–	(h)
2,189		Series 3085, Class VS, HB, IF, 27.765%, 12/15/35	2,943
5,076		Series 3300, Class FA, VAR, 0.539%, 08/15/35	4,960
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
126		Series T-51, Class 1APO, PO, 09/25/42	103
1,789		Series T-54, Class 4A, VAR, 4.875%, 02/25/43	1,766
		Federal National Mortgage Association Grantor Trust,
1,012		Series 2001-T8, Class A1, 7.500%, 07/25/41	1,142
2,390		Series 2002-T6, Class A4, VAR, 4.762%, 03/25/41	2,484
		Federal National Mortgage Association Interest STRIPS,
3,772		Series 343, Class 23, IO, 4.000%, 10/01/18	323
5,584		Series 343, Class 27, IO, 4.500%, 01/01/19	475
		Federal National Mortgage Association REMICS,
53		Series 1988-15, Class B, VAR, 0.800%, 06/25/18	53
6		Series 1989-77, Class J, 8.750%, 11/25/19	7
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
143		Series 1990-64, Class Z, 10.000%, 06/25/20	158
338		Series 1990-145, Class A, VAR, 2.131%, 12/25/20 (m)	341
168		Series 1991-142, Class PL, 8.000%, 10/25/21	186
213		Series 1991-156, Class F, VAR, 1.550%, 11/25/21	212
1		Series 1992-91, Class SQ, IF, HB, 9,260.000%, 05/25/22	145
444		Series 1992-112, Class GB, 7.000%, 07/25/22	498
10		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
179		Series 1992-200, Class FK, VAR, 2.572%, 11/25/22	184
194		Series 1993-27, Class S, IF, 9.376%, 02/25/23	208
385		Series 1993-110, Class H, 6.500%, 05/25/23	416
46		Series 1993-119, Class H, 6.500%, 07/25/23	50
381		Series 1993-146, Class E, PO, 05/25/23	341
174		Series 1993-165, Class FH, VAR, 1.400%, 09/25/23	175
848		Series 1993-179, Class FM, VAR, 2.522%, 10/25/23	855
98		Series 1997-74, Class E, 7.500%, 10/20/27	109
1,923		Series 2001-9, Class F, VAR, 0.488%, 02/17/31	1,910
627		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	91
3,006		Series 2002-77, Class FY, VAR, 0.636%, 12/25/17	2,976
4,836		Series 2003-17, Class FN, VAR, 0.536%, 03/25/18	4,773
233		Series 2003-21, Class FK, VAR, 0.636%, 03/25/33	231
5,968		Series 2003-34, Class BS, IF, IO, 7.414%, 05/25/22	384
1,295		Series 2003-60, Class SA, IF, IO, 7.414%, 07/25/21	62
2,457		Series 2003-60, Class SB, IF, IO, 7.414%, 07/25/21	118
473		Series 2003-72, Class JF, VAR, 0.636%, 08/25/33	473
3,120		Series 2004-17, Class BF, VAR, 0.586%, 01/25/34	3,063
9,661		Series 2007-2, Class FA, VAR, 0.436%, 02/25/37	9,515
133		Series G92-44, Class ZQ, 8.000%, 07/25/22	148
1,994		Series G94-9, Class PJ, 6.500%, 08/17/24	2,216
		Federal National Mortgage Association Whole Loan,
535		Series 2003-W1, Class 2A, 7.500%, 12/25/42	604
3,135		Series 2003-W15, Class 3A, VAR, 4.976%, 12/25/42 (m)	3,273
2,760		Series 2003-W4, Class 5A, VAR, 5.035%, 10/25/42	2,868
826		Series 2004-W2, Class 1A3F, VAR, 0.586%, 02/25/44	816
1,579		Series 2004-W2, Class 4A, VAR, 4.920%, 02/25/44	1,657
		Government National Mortgage Association,
1,249		Series 1999-27, Class ZA, 7.500%, 04/17/29	1,383
34		Series 2000-35, Class F, VAR, 0.789%, 12/16/25	34
825		Series 2002-31, Class FC, VAR, 0.486%, 09/26/21	817
3,549		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	194
48,889		Series 2003-59, Class XA, IO, VAR, 2.059%, 06/16/34	3,606

			70,838

		Non-Agency CMO — 31.2%
4,279		Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.958%, 05/20/35	3,604
		Banc of America Mortgage Securities, Inc.,
89		Series 2003-5, Class 2A8, VAR, 0.686%, 07/25/18	64
3,199		Series 2005-A, Class 3A1, VAR, 5.032%, 02/25/35	2,507
1,125		Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.906%, 11/25/34	530
1,065		Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.250%, 10/25/33	1,068
1,285		Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.636%, 08/25/18	1,141
155		Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 2.983%, 11/25/18	150
46		Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	46
2,487		Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.089%, 12/25/34	1,891
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,427		Series 2003-21, Class A1, VAR, 4.090%, 05/25/33	1,127
7,160		Series 2003-49, Class A4, VAR, 4.280%, 12/19/33	7,062
561		Series 2004-HYB8, Class 1A1, VAR, 0.587%, 01/20/35	331
867		Series 2005-1, Class 1A2, VAR, 0.586%, 03/25/35	157
		CS First Boston Mortgage Securities Corp.,
44		Series 2002-AR2, Class 1B2, VAR, 4.018%, 02/25/32	13
2,967		Series 2003-AR24, Class 2A4, VAR, 3.533%, 10/25/33	2,469
379		Series 2004-5, Class 1A8, 6.000%, 09/25/34	380
		First Horizon Alternative Mortgage Securities,
815		Series 2005-AA7, Class 1A2, VAR, 3.221%, 09/25/35	131
2,008		Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,749
1,295		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35	1,188
		First Republic Mortgage Loan Trust,
163		Series 2000-FRB1, Class B1, VAR, 0.736%, 06/25/30	113
843		Series 2000-FRB2, Class A1, VAR, 0.489%, 11/15/30	777
5,281		GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	4,877
5,569		GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	5,199
		Impac CMB Trust,
1,759		Series 2004-3, Class 3A, VAR, 0.556%, 03/25/34	1,574
722		Series 2004-6, Class 1A2, VAR, 1.016%, 10/25/34	511
2,911		Series 2005-5, Class A1, VAR, 0.556%, 08/25/35	1,400
2,916		Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.646%, 03/25/37	2,056
832		JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 4.300%, 10/25/33	785
		MASTR Adjustable Rate Mortgages Trust,
5,023		Series 2003-5, Class 5A1, VAR, 4.053%, 10/25/33	4,682
347		Series 2004-7, Class 6A1, VAR, 0.676%, 08/25/34	198
2,004		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	1,868
3,220		Series 2004-13, Class 3A7B, VAR, 2.380%, 11/21/34	2,538
796		MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.636%, 02/25/33	771
		Mellon Residential Funding Corp.,
1,544		Series 2001-TBC1, Class B1, VAR, 1.119%, 11/15/31	1,049
294		Series 2002-TBC1, Class B1, VAR, 1.239%, 09/15/30	233
147		Series 2002-TBC1, Class B2, VAR, 1.639%, 09/15/30	114
913		Series 2002-TBC2, Class B1, VAR, 1.089%, 08/15/32	690
297		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	328
		MLCC Mortgage Investors, Inc.,
1,514		Series 2004-1, Class 2A3, VAR, 3.072%, 12/25/34	614
2,034		Series 2004-D, Class A1, VAR, 0.566%, 08/25/29	1,807
		Morgan Stanley Dean Witter Capital I,
831		Series 2003-HYB1, Class A4, VAR, 4.200%, 03/25/33	725
614		Series 2003-HYB1, Class B1, VAR, 4.250%, 03/25/33 (f)	240
		Morgan Stanley Mortgage Loan Trust,
1,056		Series 2004-5AR, Class 3A3, VAR, 3.419%, 07/25/34	477
4,650		Series 2004-5AR, Class 3A5, VAR, 3.419%, 07/25/34	3,002
2,332		Series 2004-11AR, Class 1A2A, VAR, 0.546%, 01/25/35	1,483
		Nomura Asset Acceptance Corp.,
659		Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	593
181		Series 2004-AR1, Class 5A1, VAR, 0.996%, 08/25/34	143
2,622		Series 2004-R3, Class AF, VAR, 0.686%, 02/25/35 (e)	1,874
155		Series 2005-AR1, Class 2A1, VAR, 0.516%, 02/25/35	129
		Residential Funding Mortgage Securities I,
4,500		Series 2005-SA2, Class 2A2, VAR, 4.955%, 06/25/35	3,406
1,999		Series 2006-SA4, Class 2A1, VAR, 6.089%, 11/25/36	1,448
20		Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	20
		Sequoia Mortgage Trust,
212		Series 11, Class A, VAR, 1.137%, 12/20/32	181
531		Series 2003-3, Class A2, VAR, 1.511%, 07/20/33	433
		Structured Asset Mortgage Investments, Inc.,
1,922		Series 2002-AR2, Class A3, VAR, 0.737%, 07/19/32	1,512
336		Series 2004-AR1, Class 1A1, VAR, 0.587%, 03/19/34	263
		Structured Asset Securities Corp.,
1,866		Series 2003-8, Class 2A9, VAR, 0.736%, 04/25/33	1,671
2,400		Series 2003-40A, Class 4A, VAR, 5.306%, 01/25/34	2,058
		WaMu Mortgage Pass-Through Certificates,
2,367		Series 2004-AR11, Class A, VAR, 2.900%, 10/25/34	2,228
4,306		Series 2004-AR14, Class A1, VAR, 4.190%, 01/25/35	3,989
5,439		Series 2004-AR3, Class A1, VAR, 3.136%, 06/25/34	5,053
492		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002- MS2, Class 2A1, 6.000%, 04/25/17	488
		Wells Fargo Mortgage Backed Securities Trust,
1,574		Series 2003-F, Class A1, VAR, 4.859%, 06/25/33	1,591
3,623		Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	3,558
1,335		Series 2004-H, Class A2, VAR, 4.527%, 06/25/34	998

			95,355

		Total Collateralized Mortgage Obligations (Cost $187,026)	166,193

		Commercial Mortgage-Backed Securities — 2.5%
		Bayview Commercial Asset Trust,
972		Series 2004-3, Class A2, VAR, 0.656%, 01/25/35 (e)	572
3,486		Series 2005-2A, Class A2, VAR, 0.586%, 08/25/35 (e)	1,911
696		Series 2005-2A, Class M1, VAR, 0.666%, 08/25/35 (e)	333
2,902		Series 2007-3, Class A2, VAR, 0.526%, 07/25/37 (e) (f)	1,700
1,824		Series 2007-2A, Class A2, VAR, 0.556%, 07/25/37 (e)	1,069
908		Series 2007-2A, Class M4, VAR, 0.886%, 07/25/37 (e)	268
1,538		Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, VAR, 0.679%, 09/15/19 (e) (f)	1,338
734		FFCA Secured Lending Corp., Series 1999-1A, Class B2, VAR, 1.238%, 09/18/25 (e)	483

		Total Commercial Mortgage-Backed Securities (Cost $13,059)	7,674

		Corporate Bonds — 0.5%
		Financials — 0.5%
		Capital Markets — 0.4%
6,355		Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (i)	1,223

		Consumer Finance — 0.1%
250		SLM Corp., VAR, 0.636%, 01/31/14	171

		Total Corporate Bonds (Cost $6,571)	1,394

		Mortgage Pass-Through Securities — 12.5%
		Federal Home Loan Mortgage Corp.,
17		ARM, 2.875%, 06/01/26 (m)	17
23		ARM, 3.155%, 11/01/28	23
–	(h)	ARM, 3.156%, 02/01/19	–	(h)
982		ARM, 3.177%, 01/01/23	1,006
56		ARM, 3.182%, 10/01/29	57
53		ARM, 3.245%, 06/01/22	54
33		ARM, 3.280%, 11/01/27	34
635		ARM, 3.287%, 07/01/30 (m)	647
185		ARM, 3.352%, 07/01/19	189
92		ARM, 3.371%, 04/01/24	93
31		ARM, 3.376%, 12/01/29	32
296		ARM, 3.415%, 12/01/26	302
340		ARM, 3.423%, 12/01/27 (m)	348
1,616		ARM, 3.426%, 04/01/32	1,653
82		ARM, 3.457%, 04/01/30	84
570		ARM, 3.464%, 01/01/23 (m)	581
184		ARM, 3.473%, 07/01/28	188
78		ARM, 3.540%, 05/01/18	80
378		ARM, 3.555%, 08/01/27	392
140		ARM, 3.558%, 01/01/27	144
179		ARM, 3.613%, 02/01/23	181
136		ARM, 3.805%, 12/01/26	138
22		ARM, 4.095%, 12/01/21	22
27		ARM, 4.142%, 06/01/25	28
34		ARM, 4.995%, 08/01/19	35
153		ARM, 5.130%, 01/01/30	157
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1		7.000%, 01/01/10 (m)	1
–	(h)	7.500%, 09/01/10	–	(h)
65		8.000%, 12/01/09 - 09/01/16	71
48		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	56
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
13		7.500%, 05/01/28	14
68		8.500%, 07/01/28	78
28		9.000%, 02/01/25	32
		Federal National Mortgage Association,
29		ARM, 2.668%, 06/01/18	28
28		ARM, 2.825%, 04/01/24	29
230		ARM, 2.894%, 07/01/20 (m)	229
107		ARM, 3.021%, 12/01/20	108
92		ARM, 3.050%, 04/01/21	92
467		ARM, 3.071%, 11/01/18	471
23		ARM, 3.087%, 11/01/21	24
1,496		ARM, 3.089%, 05/01/33	1,543
28		ARM, 3.095%, 12/01/26	28
80		ARM, 3.130%, 05/01/18	80
76		ARM, 3.200%, 07/01/30	78
77		ARM, 3.215%, 06/01/26	79
145		ARM, 3.240%, 07/01/27	149
287		ARM, 3.324%, 09/01/19	294
143		ARM, 3.392%, 01/01/31 (m)	146
465		ARM, 3.421%, 08/01/26	478
616		ARM, 3.425%, 09/01/33	632
44		ARM, 3.434%, 03/01/38	46
19		ARM, 3.625%, 05/01/29	19
163		ARM, 3.697%, 03/01/29	165
1,060		ARM, 3.809%, 01/01/25	1,102
17		ARM, 4.076%, 07/01/25	17
21		ARM, 4.250%, 03/01/17	21
75		ARM, 4.405%, 11/01/23	77
534		ARM, 4.738%, 02/01/34	552
197		ARM, 4.986%, 12/01/28	202
214		ARM, 5.002%, 03/01/15 (f)	212
130		ARM, 5.123%, 11/01/30	136
46		ARM, 5.686%, 05/01/20	46
160		ARM, 5.825%, 05/01/31	168
125		ARM, 6.000%, 01/01/20	130
41		ARM, 7.775%, 05/01/30	42
–	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	–	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
27		6.000%, 08/01/14	28
336		7.000%, 12/01/10 - 03/01/16 (m)	353
20,780		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	22,052
		Federal National Mortgage Association, 30 Year, FHA/VA,
31		7.000%, 03/01/27	34
6		7.500%, 08/01/10 - 10/01/10	6
33		8.000%, 11/01/27	38
30		8.500%, 10/01/24	35
43		9.000%, 08/01/21 - 08/01/25	49
32		Federal National Mortgage Association, 30 Year, Other, 7.250%, 09/01/22	36
		Federal National Mortgage Association, 30 Year, Single Family,
49		7.250%, 09/01/22	55
226		7.500%, 06/01/23 - 10/01/30	254
30		8.500%, 08/01/17	31
		Federal National Mortgage Association, Other,
56		6.500%, 04/01/16	60
62		12.000%, 11/01/30	73
		Government National Mortgage Association II, 30 Year, Single Family,
88		7.250%, 08/20/22 - 11/20/22	99
135		7.400%, 10/20/21 - 03/20/22	152
31		7.500%, 10/20/23	35
26		7.850%, 12/20/21	30
101		8.000%, 07/20/25 - 08/20/26	115
		Government National Mortgage Association, 30 Year, Single Family,
85		7.000%, 06/15/24	94
42		8.000%, 10/15/27	49
41		9.000%, 11/15/24	47
315		9.500%, 07/15/25	359

		Total Mortgage Pass-Through Securities (Cost $37,546)	38,244

		Short-Term Investment — 17.3%
		Investment Company — 17.3%
52,951		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150%, (b) (l) (Cost $52,951)	52,951

		Total Investments — 100.0% (Cost $382,294)	305,805
		Other Assets in Excess of Liabilities — 0.0%	69

		NET ASSETS — 100.0%	$305,874

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,599,000 which represents 1.5% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(h)	Amount rounds to less than one thousand (shares or dollars).

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,001
Aggregate gross unrealized depreciation	(79,490)
Net unrealized appreciation/depreciation	$(76,489)
Federal income tax cost of investments	$382,294

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$38,240	$1,109	$39,349
Collateralized Mortgage Obligations	—	165,953	240	166,193
Commercial Mortgage-Backed Securities	—	4,636	3,038	7,674
Corporate Bonds Financials	—	1,394	—	1,394

Total Corporate Bonds	—	1,394	—	1,394

Mortgage Pass-Through Securities	—	38,032	212	38,244
Short-Term Investments
Investment Companies	52,951	—	—	52,951

Total Investments in Securities	$52,951	$248,255	$4,599	$305,805

	Balance as of 2/28/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 11/30/09
Investments in Securities
Asset-Backed Securities	$ 3,038	$ -	$ (1,684)	$ (1)	$ (927)	$ 683	$ 1,109
Commercial Mortgage-Backed Securities	-	(189)	109	(1)	(952)	4,311	3,278
Mortgage Pass-Through Securities	2,352	53	46	-	(2,588)	349	212
	$ 5,390	$ (136)	$ (1,529)	$ (2)	$ (4,467)	$ 5,343	$ 4,599

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2009, which were valued using significant unobservable inputs (Level 3) amounted to approximately $1,565,000).

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)

	Banker’s Acceptance — 0.4%
	Wachovia Bank N.A.
34,550	0.371%, 02/24/10	34,520
20,000	0.371%, 02/25/10	19,982

	Total Banker’s Acceptance (Cost $54,502)	54,502

	Certificates of Deposit — 48.3%
	Abbey National Treasury Services plc,
48,000	0.300%, 12/21/09	48,000
35,000	0.440%, 01/11/10	35,000
	Banco Bilbao Vizcaya Argentaria S.A.,
25,000	0.310%, 12/29/09	25,000
45,000	0.310%, 05/24/10	45,000
31,000	0.320%, 05/12/10	31,000
34,000	0.340%, 05/06/10	34,001
41,000	0.410%, 02/12/10	41,000
90,000	0.420%, 01/29/10	90,000
24,000	Bank of Montreal, 0.250%, 12/15/09	24,000
	Bank of Nova Scotia,
44,000	0.260%, 05/24/10	44,000
54,000	0.290%, 05/17/10	54,000
13,000	0.300%, 06/07/10	13,000
14,000	0.350%, 02/26/10	14,000
5,000	0.350%, 03/02/10	5,000
13,000	0.360%, 02/26/10	13,000
23,000	0.370%, 02/26/10	23,000
23,000	0.400%, 01/15/10	23,000
25,000	0.400%, 02/12/10	25,000
24,000	0.400%, 06/23/10	24,000
19,000	0.420%, 01/08/10	19,000
52,000	0.450%, 01/11/10	52,000
25,000	0.480%, 12/23/09	25,000
20,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.250%, 01/26/10	20,000
	Bayerische Hypo-Und Vereinsbank AG,
25,000	0.400%, 01/22/10	25,000
15,000	0.400%, 01/26/10	15,000
75,000	0.450%, 12/30/09	75,000
47,000	0.480%, 01/04/10	47,000
	BNP Paribas,
67,000	0.280%, 06/01/10	67,000
76,000	0.300%, 12/01/09	76,000
70,000	0.410%, 02/16/10	70,000
32,000	0.420%, 02/16/10	32,000
40,000	0.440%, 01/13/10	40,000
45,000	0.460%, 01/19/10	45,000
71,000	0.460%, 01/22/10	71,000
48,000	0.470%, 01/08/10	48,000
24,000	0.470%, 01/11/10	24,000
63,000	0.490%, 01/06/10	63,000
	BPCE S.A.,
23,000	0.280%, 01/29/10	23,001
55,000	0.280%, 02/12/10	55,001
	Caisse des Depot et Consignation,
160,000	0.490%, 02/24/10	160,004
68,000	0.490%, 02/26/10	68,002
40,000	0.540%, 07/06/10	40,002
	Caisse Nationale des Caisses d’Epargne et de Prevoyance,
48,000	0.280%, 12/24/09	48,000
30,000	0.540%, 07/30/10	30,002
	Caixa Geral de Depositos,
50,000	0.275%, 01/26/10	50,000
50,000	0.275%, 02/05/10	50,000
20,000	0.280%, 01/28/10	20,000
100,000	0.285%, 02/04/10	100,001
	Calyon N.A. Co.,
35,000	0.260%, 12/04/09	35,000
46,000	0.280%, 02/01/10	46,000
60,000	0.280%, 05/25/10	60,000
20,089	0.287%, 02/22/10	20,091
23,000	0.340%, 05/05/10	23,000
15,000	0.350%, 04/15/10	15,001
25,000	0.350%, 05/10/10	25,000
23,000	0.355%, 05/05/10	23,000
48,000	Canadian Imperial Bank of Commerce, 0.280%, 12/02/09	48,000
40,000	Citibank N.A., 0.220%, 02/22/10	40,000
	Commerzbank AG,
48,000	0.240%, 12/09/09	48,000
50,000	0.240%, 12/10/09	50,000
96,000	Credit Agricole S.A., 0.330%, 03/24/10	96,000
	Credit Industriel et Commercial,
100,000	0.380%, 12/24/09	100,000
100,000	0.385%, 12/18/09	100,000
55,000	0.400%, 12/04/09	55,000
	Danske Bank,
105,000	0.200%, 01/27/10	105,001
5,000	0.230%, 12/17/09	5,000
48,000	0.235%, 12/11/09	48,000
25,000	0.250%, 12/09/09	25,000
	Deutsche Bank AG,
48,000	0.290%, 12/17/09	48,000
182,000	0.400%, 02/08/10	182,000
	Dexia Credit Local,
20,000	0.250%, 12/18/09	20,000
28,000	0.330%, 01/25/10	28,001
25,000	0.330%, 01/27/10	25,000
40,000	0.540%, 07/28/10	40,002
53,000	DnB NOR Bank ASA, 0.205%, 01/21/10	53,000
	HSBC Bank plc,
22,000	0.300%, 05/12/10	22,000
34,000	0.390%, 08/24/10	34,000
24,000	0.400%, 01/21/10	24,000
24,000	0.430%, 01/11/10	24,000
25,000	0.430%, 01/15/10	25,001
35,000	0.820%, 08/06/10	35,002
	ING Bank N.V.,
84,000	0.270%, 02/12/10	84,000
100,000	0.280%, 02/12/10	100,000
110,000	0.330%, 12/04/09	110,000
	Intesa Sanpaolo IMI S.P.A.,
26,000	0.240%, 12/15/09	26,000
30,000	0.275%, 05/25/10	30,001
50,000	KBC Bank N.V., 0.230%, 12/15/09	50,000
	Lloyds TSB Bank plc,
25,000	0.220%, 02/24/10	25,000
48,000	0.250%, 01/08/10	48,000
46,000	0.250%, 01/15/10	46,000
	Mitsubishi UFJ Trust & Banking Corp.,
100,000	0.260%, 01/29/10	100,000
13,000	0.270%, 01/22/10	13,000
50,000	0.280%, 12/28/09	50,000
25,000	0.280%, 01/14/10	25,000
25,000	0.310%, 12/24/09	25,000
13,000	0.350%, 12/23/09	13,000
	Mizuho Corporate Bank Ltd.,
25,000	0.230%, 12/14/09	25,000
25,000	0.230%, 02/23/10	25,000
13,000	0.250%, 01/08/10	13,000
39,000	0.250%, 01/14/10	39,000
15,000	0.250%, 01/28/10	15,000
48,000	0.260%, 12/04/09	48,000
	National Australia Bank Ltd.,
60,000	0.335%, 05/05/10	60,000
71,000	0.350%, 04/06/10	71,000
	Nordea Bank Finland plc,
46,000	0.240%, 12/03/09	46,000
150,000	0.250%, 05/25/10	150,000
15,000	0.260%, 05/25/10	15,000
20,000	0.285%, 05/18/10	20,000
	Norinchukin Bank-New York,
27,000	0.280%, 12/24/09	27,000
100,000	0.300%, 01/15/10	100,000
40,000	0.300%, 01/19/10	40,000
20,000	0.300%, 01/20/10	20,000
23,000	0.305%, 01/25/10	23,000
	Rabobank Nederland N.V.,
66,600	0.305%, 05/12/10	66,600
23,000	0.340%, 03/15/10	23,000
33,000	0.350%, 02/26/10	33,000
50,000	0.360%, 03/01/10	50,000
128,000	0.360%, 03/24/10	128,002
24,000	0.420%, 01/11/10	24,000
50,400	0.490%, 01/06/10	50,400
65,000	0.500%, 12/29/09	65,000
47,000	0.510%, 01/12/10	47,000
15,000	0.520%, 01/15/10	15,001
	Royal Bank of Scotland plc,
34,000	0.270%, 01/26/10	34,000
90,000	0.285%, 01/15/10	90,001
20,000	0.290%, 01/15/10	20,000
47,300	1.100%, 05/10/10	47,300
69,000	1.250%, 01/26/10	69,000
30,000	1.450%, 02/08/10	30,000
	Societe Generale,
25,000	0.240%, 02/19/10	25,000
20,000	0.250%, 02/12/10	20,000
48,000	0.260%, 12/23/09	48,000
	Sumitomo Mitsui Banking Corp.,
75,000	0.210%, 02/26/10	75,000
25,000	0.250%, 01/26/10	25,000
50,000	0.260%, 12/03/09	50,000
15,000	0.270%, 01/25/10	15,000
23,000	0.280%, 01/08/10	23,000
20,000	0.295%, 05/20/10	20,000
10,000	0.300%, 12/01/09	10,000
30,000	0.300%, 05/19/10	30,000
15,000	0.310%, 05/17/10	15,000
13,000	0.310%, 05/18/10	13,000
13,000	0.320%, 05/12/10	13,000
24,000	0.335%, 04/29/10	24,000
25,000	0.340%, 04/26/10	25,000
14,000	0.340%, 04/27/10	14,000
25,000	0.350%, 04/09/10	25,000
	Sumitomo Trust & Banking Co., Ltd.,
15,000	0.320%, 01/05/10	15,000
25,000	0.320%, 01/08/10	25,000
	UBS AG,
44,000	0.240%, 02/19/10	44,000
23,000	0.250%, 01/15/10	23,000
22,000	0.250%, 02/12/10	22,000
20,000	Ulster Bank, 0.500%, 12/18/09	20,000
	Unicredito Italiano S.p.A.,
25,000	0.420%, 01/29/10	25,000
25,000	0.420%, 02/02/10	25,000
51,000	0.450%, 01/05/10	51,000
83,000	0.450%, 01/07/10	83,000

	Total Certificates of Deposit (Cost $6,673,418)	6,673,418

	Commercial Paper — 27.9%
27,000	Alpine Securitization, 0.230%, 12/03/09 (e)	27,000
	ANZ National (International) Ltd.,
100,000	0.290%, 06/01/10 (e) (m)	99,854
20,000	0.280%, 05/24/10 (m)	19,973
13,000	0.361%, 04/08/10 (e) (m)	12,983
10,000	0.381%, 03/15/10 (e) (m)	9,989
25,000	0.391%, 03/10/10 (e) (m)	24,973
15,000	ANZ National Bank Ltd., 0.285%, 05/05/10 (e)	14,982
	ASB Finance Ltd.,
80,000	0.280%, 06/02/10 (e)	79,887
15,000	0.340%, 01/25/10 (e)	14,992
10,000	0.401%, 02/17/10 (e)	9,991
25,000	0.501%, 03/15/10 (e)	24,964
50,000	0.501%, 03/29/10 (e)	49,918
60,000	0.501%, 03/11/10 (e)	59,917
100,000	Aspen Funding Corp., 0.250%, 01/28/10 (e)	99,960
25,000	Atlantic Asset Securitization LLC, 0.230%, 12/07/09 (e)	24,999
	Atlantis One Funding Corp.,
22,000	0.310%, 05/10/10 (e)	21,970
19,000	0.501%, 01/13/10 (e)	18,989
18,000	0.562%, 12/17/09	17,995
276,900	Australia & New Zealand Banking Group Ltd., 0.260%, 05/19/10 (e)	276,562
	Banco Bilbao Vizcaya Argentaria S.A.,
27,000	0.250%, 12/29/09	26,995
47,000	0.310%, 12/17/09	46,994
21,000	0.321%, 05/17/10 (e)	20,969
29,000	0.336%, 04/30/10	28,959
40,000	0.501%, 01/15/10	39,975
66,000	0.501%, 01/19/10 (e)	65,955
23,000	Bank of Nova Scotia, 0.250%, 12/14/09	22,998
25,000	Banque et Caisse d’Epargne de L’Etat, 0.200%, 02/23/10	24,988
50,000	BASF SE, 0.491%, 01/12/10 (e)	49,971
27,000	Belmont Funding LLC, 0.480%, 12/01/09 (e)	27,000
	BNZ International Funding Ltd.,
70,000	0.250%, 12/02/09 (e)	70,000
25,000	0.260%, 12/04/09 (e)	24,999
15,000	0.341%, 04/23/10 (e)	14,980
15,000	0.351%, 03/11/10 (e)	14,985
30,000	0.351%, 03/26/10 (e)	29,967
	BPCE S.A.,
100,000	0.265%, 01/25/10 (e)	99,960
50,000	0.270%, 01/14/10 (e)	49,983
10,000	0.270%, 01/28/10 (e)	9,996
	Caisse d’Amortissement de la Dette Sociale,
74,000	0.469%, 12/28/09	73,974
37,000	0.501%, 01/07/10	36,981
	Cancara Asset Securitisation LLC,
11,000	0.270%, 02/12/10 (e)	10,994
25,000	0.300%, 12/18/09 (e)	24,996
50,000	0.300%, 01/14/10 (e)	49,982
25,000	CBA Delaware Finance, Inc., 0.285%, 05/07/10	24,969
30,000	Ciesco LLC, 0.250%, 02/09/10 (e)	29,985
98,000	Deutsche Bank Financial LLC, 0.401%, 02/03/10	97,930
59,400	DnB NOR Bank ASA, 0.210%, 01/13/10 (e)	59,385
70,000	Elysian Funding LLC, 0.460%, 12/01/09 (e)	70,000
46,000	Erste Finance Delaware LLC, 0.200%, 12/01/09 (e)	46,000
	Gemini Securitization Corp. LLC,
25,000	0.250%, 12/10/09 (e)	24,998
10,000	0.260%, 12/01/09 (e)	10,000
15,000	Grampian Funding LLC, 0.290%, 12/10/09 (e)	14,999
	Hannover Funding Co. LLC,
100,000	0.600%, 12/07/09 (e)	99,990
175,000	0.650%, 12/01/09 (e)	175,000
25,000	Macquarie Bank Ltd., 1.112%, 04/28/10 (e)	24,887
52,000	MetLife Short Term Funding LLC, 0.280%, 02/12/10 (e)	51,970
50,000	Mont Blanc Capital Corp., 0.260%, 12/04/09 (e)	49,999
	Nordea Bank Finland plc,
140,000	0.250%, 05/19/10	139,836
25,000	0.285%, 05/17/10	24,967
	NRW Bank Corp.,
51,000	0.441%, 02/18/10 (e)	50,951
5,000	0.451%, 02/05/10	4,996
70,000	0.471%, 02/04/10 (e)	69,940
70,500	0.481%, 02/08/10 (e)	70,435
10,000	Old Line Funding LLC, 0.250%, 12/03/09 (e)	10,000
	RBS Holdings USA, Inc.,
100,000	0.330%, 01/08/10	99,965
65,000	0.350%, 12/23/09 (e)	64,986
20,000	Regency Markets No. 1 LLC, 0.230%, 02/16/10 (e)	19,990
95,600	Rhein Main Securitisation Ltd., 0.400%, 12/21/09 (e)	95,579
25,000	Salisbury Receivables Co. LLC, 0.270%, 12/01/09 (e)	25,000
61,000	San Paolo IMI U.S. Financial Co., 0.250%, 12/01/09	61,000
	Santander Central Hispano Finance Delaware, Inc.,
46,000	0.472%, 01/22/10	45,969
15,000	0.562%, 01/15/10	14,989
35,000	Sheffield Receivables Corp., 0.250%, 12/04/09 (e)	34,999
	Societe de Prise de Participation de l’Etat,
12,000	0.250%, 05/20/10	11,986
29,000	0.250%, 05/27/10 (e)	28,964
55,000	Societe Generale North America, Inc., 0.200%, 05/25/10 (e)	54,947
10,000	Straight-A-Funding LLC, 0.230%, 12/09/09 (e)	9,999
	Swedbank AB,
40,000	0.806%, 04/30/10 (e)	39,867
11,000	0.888%, 05/18/10 (e)	10,955
33,000	0.928%, 05/10/10 (e)	32,865
37,474	Thames Asset Global Securitization, Inc., 0.260%, 01/07/10 (e)	37,464
25,000	Toyota Credit Canada, Inc., 0.250%, 02/05/10	24,989
15,000	Tulip Funding Corp., 0.240%, 01/20/10 (e)	14,995
20,000	UBS Finance Delaware LLC, 0.195%, 02/26/10	19,991
30,000	UniCredit Delaware, Inc., 0.450%, 12/16/09	29,994
50,000	Variable Funding Capital Co. LLC, 0.381%, 02/17/10 (e)	49,959
5,000	Westpac Securities NZ Ltd., 0.300%, 05/14/10 (e)	4,993
	Windmill Funding Corp.,
16,000	0.250%, 02/05/10 (e)	15,993
50,000	0.250%, 01/06/10 (e)	49,987
25,000	Working Capital Management Co., 0.350%, 01/04/10 (e)	24,992

	Total Commercial Paper (Cost $3,853,153)	3,853,153

	Corporate Notes — 1.6%
	Financials — 1.6%
	Capital Markets — 0.6%
	Macquarie Bank Ltd.
25,000	VAR, 0.484%, 02/16/10 (e)	25,000
60,000	1.975%, 01/15/10 (e)	60,000

		85,000

	Commercial Banks — 0.8%
30,000	Bank of America, N.A., 0.200%, 01/08/10	30,000
60,000	Kreditanstalt fuer Wiederaufbau, VAR, 0.333%, 01/21/10	60,000
16,000	Rabobank Nederland N.V., VAR, 0.273%, 02/21/10 (e)	16,000

		106,000

	FDIC Guaranteed Securities — 0.2%
23,000	Citibank N.A., VAR, 0.332%, 09/30/10	23,000

	Total Financials	214,000

	Total Corporate Notes (Cost $214,000)	214,000

	Repurchase Agreements — 12.0%
650,793	Bank of America Securities LLC, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $650,793, collateralized by U.S. Government Agency Securities with a value of $663,809.	650,793
1,000,000	Deutsche Bank AG, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $1,650,793)	1,650,793

	Sovereign Agency — 0.2%
30,000	Export Development Canada, 1.500%, 01/15/10 (e) (Cost $30,000)	30,000

	Time Deposits — 4.7%
400,000	Banque Federative du Credit Mutuel, 0.170%, 12/01/09	400,000
250,000	Societe Generale, 0.160%, 12/01/09	250,000

	Total Time Deposits (Cost $650,000)	650,000

	U.S. Government Agency Securities — 6.7%
	Federal Home Loan Bank,
23,000	0.550%, 08/05/10	22,996
86,500	0.820%, 04/27/10	86,493
64,000	0.960%, 02/04/10	63,988
100,000	1.020%, 02/26/10	99,990
50,000	VAR, 0.204%, 02/10/10	49,998
33,640	VAR, 0.655%, 04/21/10	33,640
	Federal Home Loan Mortgage Corp.,
53,000	DN, 0.311%, 01/20/10 (n)	52,977
34,000	DN, 0.341%, 02/01/10 (n)	33,980
33,640	VAR, 0.680%, 01/22/10	33,640
	Federal National Mortgage Association,
185,000	DN, 0.705%, 04/09/10 (n)	184,536
130,000	VAR, 0.202%, 01/25/10	129,994
138,000	VAR, 0.233%, 01/21/10	138,000
	Total U.S. Government Agency Securities (Cost $930,232)	930,232

	Total Investments — 101.8% (Cost $14,056,098)*	14,056,098
	Liabilities in Excess of Other Assets — (1.8)%	(241,855)

	NET ASSETS — 100.0%	$13,814,243

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN —	Discount Notes
VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$14,056,098	$—	$14,056,098

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 96.7%
	Arizona — 0.6%
	Utility — 0.6%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/18	1,099

	Colorado — 1.6%
	General Obligation — 0.6%
1,000	Denver City & County School District No. 1, Series A, GO, 5.250%, 06/01/19	1,115

	Transportation — 1.0%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/19	1,714

	Total Colorado	2,829

	Michigan — 84.9%
	Certificate of Participation/Lease — 3.4%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., NATL-RE, FGIC, 5.500%, 01/04/10	1,802
1,250	Michigan State Building Authority, Facilities Program, Series I, Rev., FSA, 5.250%, 10/15/13	1,354
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., Assured Guaranty, Ltd., 5.250%, 10/15/18	1,660
1,055	Midland County Building Authority, Rev., FSA, 5.000%, 10/01/15	1,179

		5,995

	Education — 3.5%
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.500%, 09/01/11 (i)	1,212
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.300%, 09/01/10	1,185
1,000	Series XVII-A, Rev., AMBAC, 5.750%, 06/01/10	953
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/14	1,799
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/13	1,060

		6,209

	General Obligation — 35.1%
2,300	Caledonia Community Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	2,452
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/15	1,796
2,840	Chippewa Valley Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/13	3,136
4,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/17	4,427
	City of Detroit,
2,570	Series A, GO, FSA, 5.250%, 01/04/10	2,599
1,500	Series A-1, GO, NATL-RE, 5.375%, 10/01/11	1,445
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,322
1,710	GO, FSA, Zero Coupon, 06/01/17	1,320
2,060	GO, FSA, Zero Coupon, 06/01/18	1,504
1,200	GO, FSA, Zero Coupon, 06/01/19	828
2,075	East Grand Rapids Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/14	2,234
1,000	Ecorse Public School District, GO, FSA, Q-SBLF, 5.250%, 05/01/15	1,086
1,105	Emmet County Building Authority, GO, AMBAC, 5.000%, 05/01/13	1,226
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,118
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.375%, 05/01/11	2,747
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/15	1,614
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 11/01/13	1,786
1,620	Jackson Public Schools, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14	1,744
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/13	1,353
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,469
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,155
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,272
1,070	Otsego Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/17	1,205
1,910	Pinckney Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/14	2,018
	Rochester Community School District,
3,000	GO, FSA, Q-SBLF, 5.000%, 05/01/14	3,323
1,000	GO, NATL-RE, Q-SBLF, 5.000%, 05/01/19	1,114
1,000	Rockford Public School District, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,066
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/15	2,028
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,574
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/15	1,578
1,345	State of Michigan, Environmental Program, Series A, GO, 5.000%, 05/01/14	1,488
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.250%, 05/01/11	2,090
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 05/01/10	1,193
1,000	Willow Run Community Schools, GO, FSA, Q-SBLF, 5.000%, 05/01/15	1,066

		62,376

	Hospital — 6.8%
	Chelsea Economic Development Corp., United Methodist Retirement,
2,000	Rev., 5.400%, 01/04/10 (i)	1,873
1,075	Rev., 5.400%, 01/04/10 (i)	1,076
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.000%, 07/15/14	2,053
1,030	Series A, Rev., 5.000%, 07/15/17	1,023
1,395	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., FSA, 5.375%, 01/04/10	1,399
	Michigan State Hospital Finance Authority, Sparrow Obligation Group,
1,000	Rev., 5.000%, 11/15/15	1,046
1,000	Rev., 5.000%, 11/15/17	1,023
1,500	Rev., NATL-RE, 5.000%, 05/15/15	1,539
1,000	University of Michigan, Hospital, Series D, Rev., 5.000%, 12/01/10	1,040

		12,072

	Housing — 1.5%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
915	Series A, Rev., GNMA COLL, 4.100%, 12/20/14	904
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/14	1,782

		2,686

	Other Revenue — 2.8%
2,500	City of Battle Creek, Tax Allocation, Rev., NATL-RE, 5.000%, 05/01/10	2,542
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/14	1,122
1,290	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.000%, 05/01/10	1,306

		4,970

	Prerefunded — 12.1%
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.000%, 11/01/14 (p)	1,165
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 01/04/10 (p)	1,004
3,795	Series U, Rev., 5.625%, 01/04/10 (p)	3,811
6,875	Series W, Rev., FSA, 5.250%, 01/04/10 (p)	6,898
1,000	Otsego Public School District, School Building & Site, GO, FSA, Q-SBLF, 5.000%, 05/01/14 (p)	1,155
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA, Q-SBLF, 5.125%, 05/01/14 (p)	3,580
2,690	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	3,070
735	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., AGC, RADIAN-IBCC, 5.600%, 01/04/10 (p)	778

		21,461

	Special Tax — 7.5%
	State of Michigan,
3,000	Rev., FSA, 5.250%, 11/01/16	3,436
4,500	Rev., FSA, 5.250%, 11/01/17	5,154
3,130	Rev., FSA, 5.250%, 05/15/18	3,619
1,000	Rev., FSA, 5.250%, 05/15/21	1,148

		13,357

	Transportation — 1.5%
1,000	Michigan State Trunk Line, Rev., FSA, 5.250%, 11/01/20	1,143
1,500	Wayne Charter County, Airport, Series D, Rev., NATL-RE, FGIC, 5.250%, 12/01/09	1,500

		2,643

	Utility — 2.4%
1,500	City of Wyandotte, Electric, Rev., NATL-RE, 4.000%, 04/01/10	1,530
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/12	1,339
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,384

		4,253

	Water & Sewer — 8.3%
2,000	City of Detroit, Series B, Rev., NATL-RE, 6.000%, 07/01/10	2,041
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,545
1,500	Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/17	1,101
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	3,139
1,500	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	1,576
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/14	1,398
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/16	1,077

		14,877

	Total Michigan	150,899

	New Jersey — 1.9%
	Transportation — 1.9%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Bonds, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/15/15	3,378

	North Carolina — 1.2%
	Water & Sewer — 1.2%
2,000	City of Charlotte, Water and Sewer Systems, Series B, Rev., 5.000%, 07/01/20 (w)	2,244

	Puerto Rico — 1.3%
	General Obligation — 1.3%
2,195	Commonwealth of Puerto Rico, GO, NATL-RE, 6.250%, 07/01/12	2,375

	Tennessee — 1.9%
	Utility — 1.9%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/14	3,332

	Texas — 2.4%
	Airport — 0.9%
1,450	Dallas Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/16	1,509

	General Obligation — 0.6%
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/15	1,090

	Water & Sewer — 0.9%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/15	1,616

	Total Texas	4,215

	Washington — 0.9%
	Water & Sewer — 0.9%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/15	1,614

	Total Municipal Bonds (Cost $164,588)	171,985

SHARES

	Short-Term Investment — 4.0%
	Investment Company — 4.0%
7,057	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $7,057)	7,057

	Total Investments — 100.7% (Cost $171,645)	179,042
	Liabilities in Excess of Other Assets — (0.7)%	(1,228)

	NET ASSETS — 100.0%	$177,814

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,851
Aggregate gross unrealized depreciation	(454)

Net unrealized appreciation/depreciation	$7,397

Federal income tax cost of investments	$171,645

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$7,057	$171,985	$—	$179,042

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 2.2%
	Michigan — 2.2%
7,000	Michighan State Housing Development Authority, 0.400%, 01/20/10 (Cost $7,000)	7,000

	Daily Demand Notes — 17.3%
	Michigan — 17.3%
400	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.160%, 12/01/09	400
7,765	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.300%, 12/01/09	7,765
1,750	Michigan State Housing Development Authority, Multi-Family Housing, Series A, Rev., VRDO, FSA , 0.280%, 12/01/09	1,750
11,405	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.430%, 12/01/09	11,405
11,700	Michigan State University, Series A, Rev., VRDO, 0.210%, 12/01/09	11,700
13,230	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 0.250%, 12/01/09	13,230
	University of Michigan, Hospital,
1,950	Series A, Rev., VRDO, 0.260%, 12/01/09	1,950
5,500	Series A-2, Rev., VRDO, 0.260%, 12/01/09	5,500
200	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.260%, 12/01/09	200

	Total Daily Demand Notes (Cost $53,900)	53,900

	Municipal Bond — 0.5%
	Michigan — 0.5%
1,350	Michigan State Building Authority, Facilities Program, Series II, NATL-RE-MBIA-IBC, 5.250%, 10/15/10 (p) (Cost $1,406)	1,406

	Weekly Demand Notes — 77.1%
	Michigan — 77.1%
2,000	Austin Trust, Multi- Family Housing, Series 2007-1009 , Rev., VRDO, FSA, 0.420%, 12/07/09	2,000
550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, 0.370%, 12/07/09	550
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	1,000
	Detroit City School District,
8,500	GO, VRDO, FSA, Q-SBLF, 0.320%, 12/07/09	8,500
14,795	Series DCL-045, GO, VRDO, FSA, Q-SBLF, LOC: Dexia Credit Local, 0.400%, 12/03/09	14,795
3,000	Series ROCS RR II R-11784, GO, VRDO, FSA, Q-SBLF, 0.270%, 12/03/09 (e)	3,000
10,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q- SBLF, LOC: U.S. Bank N.A., 0.300%, 12/03/09	10,000
6,000	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/07/09	6,000
4,900	Holt Public Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringer, 0.270%, 12/01/09	4,900
2,995	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/03/09	2,995
200	Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital, Rev., VRDO, FSA, 0.480%, 12/02/09	200
14,500	Kent Hospital Finance Authority, Spectrum Health Systems, Series C, Rev., VRDO, LOC: Bank of New York, 0.250%, 12/02/09	14,500
2,480	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, 0.260%, 12/03/09	2,480
5,000	Michigan State Hospital Finance Authority, Ascension Health Services, Series CR-B-8, Rev., VRDO, 0.210%, 12/02/09	5,000
15,000	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringer, 0.230%, 12/02/09	15,000
	Michigan State Housing Development Authority,
6,050	Series C, Rev., VRDO, 0.250%, 12/02/09	6,050
12,500	Series D, Rev., VRDO, 0.250%, 12/02/09	12,500
12,200	Series D, Rev., VRDO, AMT, 0.400%, 12/03/09	12,200
16,750	Series E, Rev., VRDO, AMT, 0.380%, 12/01/09	16,750
	Michigan State Housing Development Authority, Multi-Family Housing,
14,275	Series C, Rev., VRDO, AMT, 0.330%, 12/07/09	14,275
13,500	Series C, Rev., VRDO, AMT,VRDO, 0.330%, 12/07/09	13,500
445	Series D, Rev., VRDO, AMT, 0.360%, 12/07/09	445
6,095	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, 0.330%, 12/07/09	6,095
2,690	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, 0.280%, 12/03/09	2,690
3,100	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, 0.280%, 12/03/09	3,100
3,410	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, FSA, 0.400%, 12/07/09	3,410
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.490%, 12/03/09	885
1,900	Michigan Strategic Fund, B&C Leasing LLC Project, Series B, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 12/03/09	1,900
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: National City Bank, 0.640%, 12/03/09	1,000
600	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 0.470%, 12/02/09	600
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/02/09	1,000
890	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 0.490%, 12/03/09	890
820	Michigan Strategic Fund, Dou-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.490%, 12/03/09	820
650	Michigan Strategic Fund, FLO Plactics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/03/09	650
600	Michigan Strategic Fund, FXD-NSS Technologies Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.490%, 12/03/09	600
1,590	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.490%, 12/02/09	1,590
646	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank of New York, 0.300%, 12/02/09	646
400	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A. , 0.450%, 12/03/09	400
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.490%, 12/03/09	1,070
1,945	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/03/09	1,945
2,170	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A. , 0.490%, 12/03/09	2,170
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.440%, 12/03/09	1,820
2,815	Michigan Strategic Fund, Waterfront, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 0.270%, 12/03/09	2,815
375	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringer, 0.200%, 12/01/09	375
1,990	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank, 0.490%, 12/03/09	1,990
2,100	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 0.480%, 12/02/09	2,100
	RBC Municipal Products, Inc. Trust, Floater Certificates,
22,000	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.360%, 12/03/09	22,000
5,950	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, 0.360%, 12/03/09	5,950
	Wayne County Airport Authority, Detroit Metropolitan,
2,650	Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A. , 0.280%, 12/01/09	2,650
2,000	Series D, Rev., VRDO, LOC: Wachovia Bank N.A., 0.240%, 12/03/09	2,000

	Total Weekly Demand Notes (Cost $239,801)	239,801

	Total Investments — 97.1% (Cost $302,107)*	302,107
	Other Assets in Excess of Liabilities — 2.9%	8,930

	NET ASSETS — 100.0%	$311,037

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AMT	—	Alternative Minimum Tax
EDC	—	Economic Development Corp.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$—	$302,107	$—	$302,107

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 0.9%
		AmeriCredit Automobile Receivables Trust,
524		Series 2005-BM, Class A4, VAR, 0.322%, 05/06/12	520
317		Series 2007-CM, Class A3B, VAR, 0.272%, 05/07/12	316
483		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36 (i)	334
1,983		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,723
393		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.616%, 12/25/33	268
185		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	123
200		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.336%, 12/25/36	139
		HFC Home Equity Loan Asset Backed Certificates,
580		Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	532
814		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	710
601		Series 2006-2, Class A1, VAR, 0.387%, 03/20/36	529
2,423		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	2,058
461		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.436%, 03/25/36	246
		Long Beach Mortgage Loan Trust,
470		Series 2006-8, Class 2A2, VAR, 0.326%, 09/25/36	175
963		Series 2006-WL2, Class 2A3, VAR, 0.436%, 01/25/36	694
12		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.276%, 08/25/36	12
700		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	582
500		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	283
518		Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	461
549		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.450%, 04/25/32 (e)	475
1,202		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	968

		Total Asset-Backed Securities (Cost $12,118)	11,148

		Collateralized Mortgage Obligations — 71.8%
		Agency CMO — 46.6%
		Federal Home Loan Mortgage Corp. REMICS,
44		Series 11, Class D, 9.500%, 07/15/19	47
22		Series 22, Class C, 9.500%, 04/15/20	24
29		Series 23, Class F, 9.600%, 04/15/20	32
21		Series 30, Class D, 9.500%, 02/15/20	23
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
11		Series 47, Class F, 10.000%, 06/15/20	13
147		Series 77, Class H, 8.500%, 09/15/20	161
5		Series 81, Class A, 8.125%, 11/15/20	5
11		Series 84, Class F, 9.200%, 10/15/20	12
11		Series 99, Class Z, 9.500%, 01/15/21	12
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	–	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	11
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	4
7		Series 1065, Class J, 9.000%, 04/15/21	7
15		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	27
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
9		Series 1084, Class F, VAR, 1.200%, 05/15/21	10
7		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	12
11		Series 1133, Class H, 7.000%, 09/15/21	12
25		Series 1144, Class KB, 8.500%, 09/15/21	28
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
7		Series 1179, Class H, 7.500%, 11/15/21	7
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	11
22		Series 1254, Class N, 8.000%, 04/15/22	22
72		Series 1343, Class LA, 8.000%, 08/15/22	80
36		Series 1343, Class LB, 7.500%, 08/15/22	40
117		Series 1374, Class Z, 7.000%, 10/15/22	128
34		Series 1395, Class G, 6.000%, 10/15/22	37
318		Series 1401, Class J, 7.000%, 10/15/22	356
428		Series 1466, Class PZ, 7.500%, 02/15/23	469
12		Series 1470, Class F, VAR, 2.272%, 02/15/23	12
13		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	18
134		Series 1518, Class G, IF, 8.839%, 05/15/23	137
105		Series 1526, Class L, 6.500%, 06/15/23	113
20		Series 1540, Class IA, 7.000%, 06/15/13	20
144		Series 1541, Class O, VAR, 2.790%, 07/15/23	145
264		Series 1543, Class VM, 6.900%, 04/15/23	265
34		Series 1570, Class F, VAR, 2.772%, 08/15/23	34
84		Series 1570, Class SA, HB, IF, 21.930%, 08/15/23	118
364		Series 1578, Class K, 6.900%, 09/15/23	390
41		Series 1578, Class V, IO, 7.000%, 09/15/23	8
794		Series 1591, Class PV, 6.250%, 10/15/23	862
187		Series 1596, Class D, 6.500%, 10/15/13	188
15		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	25
281		Series 1609, Class LG, IF, 16.792%, 11/15/23	339
42		Series 1611, Class JA, VAR, 1.625%, 08/15/23	43
1,189		Series 1628, Class LZ, 6.500%, 12/15/23	1,284
685		Series 1638, Class H, 6.500%, 12/15/23	746
1,036		Series 1644, Class K, 6.750%, 12/15/23	1,133
1,191		Series 1658, Class GZ, 7.000%, 01/15/24	1,289
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	7
510		Series 1677, Class Z, 7.500%, 07/15/23	558
10		Series 1686, Class SH, IF, 18.675%, 02/15/24	14
37		Series 1688, Class W, 7.250%, 03/15/14	38
460		Series 1695, Class EB, 7.000%, 03/15/24	508
58		Series 1699, Class FC, VAR, 0.850%, 03/15/24	58
66		Series 1745, Class D, 7.500%, 08/15/24	72
1,979		Series 1760, Class ZD, VAR, 2.930%, 02/15/24	1,978
202		Series 1798, Class F, 5.000%, 05/15/23	209
11		Series 1807, Class G, 9.000%, 10/15/20	12
1,663		Series 1813, Class I, PO, 11/15/23	1,475
6,430		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	864
379		Series 1829, Class ZB, 6.500%, 03/15/26	415
24		Series 1844, Class E, 6.500%, 10/15/13	26
678		Series 1863, Class Z, 6.500%, 07/15/26	732
6		Series 1865, Class D, PO, 02/15/24	4
197		Series 1899, Class ZE, 8.000%, 09/15/26	218
167		Series 1963, Class Z, 7.500%, 01/15/27	168
48		Series 1985, Class PR, IO, 8.000%, 07/15/27	9
80		Series 1987, Class PE, 7.500%, 09/15/27	88
41		Series 2025, Class PE, 6.300%, 01/15/13	41
666		Series 2033, Class J, 5.600%, 06/15/23	666
38		Series 2033, Class SN, HB, IF, 25.719%, 03/15/24	23
51		Series 2038, Class PN, IO, 7.000%, 03/15/28	9
403		Series 2040, Class PE, 7.500%, 03/15/28	405
58		Series 2042, Class T, 7.000%, 03/15/28	62
195		Series 2055, Class OE, 6.500%, 05/15/13	204
182		Series 2060, Class Z, 6.500%, 05/15/28	197
489		Series 2061, Class DC, IO, 6.500%, 06/15/28	87
25,013		Series 2065, Class PX, IO, 0.750%, 08/17/27	699
1,131		Series 2075, Class PH, 6.500%, 08/15/28	1,223
333		Series 2086, Class GB, 6.000%, 09/15/28	359
75		Series 2089, Class PJ, IO, 7.000%, 10/15/28	14
743		Series 2102, Class TC, 6.000%, 12/15/13 (m)	791
476		Series 2102, Class TU, 6.000%, 12/15/13 (m)	507
991		Series 2110, Class PG, 6.000%, 01/15/29	1,079
765		Series 2111, Class SB, IF, IO, 7.261%, 01/15/29	131
442		Series 2115, Class PE, 6.000%, 01/15/14	469
350		Series 2125, Class JZ, 6.000%, 02/15/29	378
757		Series 2130, Class QS, 6.000%, 03/15/29	823
127		Series 2132, Class SB, HB, IF, 29.495%, 03/15/29	186
189		Series 2132, Class ZL, 6.500%, 03/15/29	207
18		Series 2135, Class UK, IO, 6.500%, 03/15/14	1
25		Series 2141, Class IO, IO, 7.000%, 04/15/29	5
60		Series 2163, Class PC, IO, 7.500%, 06/15/29	12
136		Series 2178, Class PB, 7.000%, 08/15/29	149
24		Series 2189, Class SA, IF, 17.899%, 02/15/28	25
207		Series 2201, Class C, 8.000%, 11/15/29	229
632		Series 2209, Class TC, 8.000%, 01/15/30	676
299		Series 2210, Class Z, 8.000%, 01/15/30	321
122		Series 2224, Class CB, 8.000%, 03/15/30	133
70		Series 2247, Class Z, 7.500%, 08/15/30	81
339		Series 2254, Class Z, 9.000%, 09/15/30	398
350		Series 2256, Class MC, 7.250%, 09/15/30	384
572		Series 2259, Class ZM, 7.000%, 10/15/30	626
600		Series 2271, Class PC, 7.250%, 12/15/30	611
518		Series 2283, Class K, 6.500%, 12/15/23	573
188		Series 2296, Class PD, 7.000%, 03/15/31	201
396		Series 2301, Class PA, 6.000%, 10/15/13	418
2,537		Series 2303, Class ZD, 7.000%, 04/15/31	2,779
1,099		Series 2303, Class ZN, 8.500%, 04/15/29	1,231
86		Series 2306, Class K, PO, 05/15/24	76
215		Series 2306, Class SE, IF, IO, 7.170%, 05/15/24	40
1,000		Series 2344, Class QG, 6.000%, 08/15/16	1,077
1,524		Series 2344, Class ZD, 6.500%, 08/15/31	1,667
158		Series 2344, Class ZJ, 6.500%, 08/15/31	173
109		Series 2345, Class NE, 6.500%, 08/15/31	117
373		Series 2347, Class VP, 6.500%, 03/15/20	398
376		Series 2353, Class TD, 6.000%, 09/15/16	407
361		Series 2355, Class BP, 6.000%, 09/15/16	390
295		Series 2358, Class PD, 6.000%, 09/15/16	312
611		Series 2359, Class PM, 6.000%, 09/15/16	656
517		Series 2359, Class ZB, 8.500%, 06/15/31	590
696		Series 2360, Class PG, 6.000%, 09/15/16	741
198		Series 2363, Class PF, 6.000%, 09/15/16	212
369		Series 2366, Class MD, 6.000%, 10/15/16	395
119		Series 2368, Class AS, HB, IF, 20.309%, 10/15/31	145
269		Series 2368, Class TG, 6.000%, 10/15/16	290
121		Series 2372, Class F, VAR, 0.739%, 10/15/31	121
124		Series 2383, Class FD, VAR, 0.739%, 11/15/31	120
220		Series 2388, Class UZ, 8.500%, 06/15/31	244
1,769		Series 2391, Class QR, 5.500%, 12/15/16	1,894
172		Series 2394, Class MC, 6.000%, 12/15/16	186
598		Series 2399, Class TH, 6.500%, 01/15/32	654
338		Series 2410, Class OE, 6.375%, 02/15/32	371
475		Series 2410, Class QS, IF, 18.879%, 02/15/32	563
225		Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	38
348		Series 2423, Class MC, 7.000%, 03/15/32	384
415		Series 2423, Class MT, 7.000%, 03/15/32	458
441		Series 2425, Class OB, 6.000%, 03/15/17	478
546		Series 2434, Class TC, 7.000%, 04/15/32	606
993		Series 2436, Class MC, 7.000%, 04/15/32	1,103
306		Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	40
311		Series 2450, Class GZ, 7.000%, 05/15/32	341
346		Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	43
929		Series 2458, Class QE, 5.500%, 06/15/17	994
888		Series 2460, Class VZ, 6.000%, 11/15/29	909
861		Series 2462, Class NB, 6.500%, 06/15/22	965
92		Series 2470, Class SL, IF, 9.000%, 01/15/27	96
670		Series 2474, Class SJ, IF, IO, 7.411%, 07/15/17	59
232		Series 2480, Class PV, 6.000%, 07/15/11	241
6,215		Series 2494, Class SX, IF, IO, 6.761%, 02/15/32	524
496		Series 2513, Class YO, PO, 02/15/32	491
866		Series 2515, Class DE, 4.000%, 03/15/32	892
119		Series 2519, Class BT, 8.500%, 09/15/31	124
503		Series 2527, Class VU, 5.500%, 10/15/13	506
1,036		Series 2533, Class HB, 5.500%, 12/15/17	1,124
612		Series 2535, Class BK, 5.500%, 12/15/22	662
122		Series 2541, Class GX, 5.500%, 02/15/17	123
1,406		Series 2549, Class ZG, 5.000%, 01/15/18	1,383
784		Series 2553, Class GF, VAR, 0.639%, 02/15/17	781
295		Series 2565, Class MB, 6.000%, 05/15/30	303
225		Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	365
1,742		Series 2586, Class WI, IO, 6.500%, 03/15/33	282
5,000		Series 2590, Class IP, IO, 5.500%, 08/15/31	384
1,800		Series 2591, Class WI, IO, 5.500%, 02/15/30	61
592		Series 2594, Class VA, 6.000%, 03/15/14	594
82		Series 2594, Class VP, 6.000%, 02/15/14	82
380		Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	18
778		Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	39
734		Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	41
1,716		Series 2611, Class SH, IF, IO, 7.411%, 10/15/21	101
1,036		Series 2611, Class UH, 4.500%, 05/15/18	1,103
2,330		Series 2617, Class GR, 4.500%, 05/15/18	2,484
186		Series 2624, Class IU, IO, 5.000%, 06/15/33	12
4,974		Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	521
2,071		Series 2631, Class LC, 4.500%, 06/15/18	2,209
447		Series 2631, Class SA, IF, 14.412%, 06/15/33	505
1,457		Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	131
491		Series 2640, Class UG, IO, 5.000%, 01/15/32	73
2,705		Series 2640, Class UP, IO, 5.000%, 01/15/32	220
343		Series 2640, Class UR, IO, 4.500%, 08/15/17	10
3,651		Series 2641, Class WI, IO, 5.000%, 01/15/33	396
208		Series 2643, Class HI, IO, 4.500%, 12/15/16	6
1,000		Series 2649, Class IG, IO, 5.000%, 11/15/31	120
1,713		Series 2650, Class PO, PO, 12/15/32	1,563
2,906		Series 2650, Class SO, PO, 12/15/32	2,650
546		Series 2656, Class SH, HB, IF, 20.884%, 02/15/25	576
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,055
260		Series 2663, Class EO, PO, 08/15/33	214
320		Series 2668, Class S, IF, 11.522%, 09/15/33	314
2,669		Series 2668, Class SB, IF, 6.988%, 10/15/15	2,714
771		Series 2671, Class S, IF, 14.321%, 09/15/33	866
1,036		Series 2672, Class ME, 5.000%, 11/15/22	1,107
450		Series 2672, Class SJ, IF, 6.943%, 09/15/16	453
6,732		Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,017
1,251		Series 2682, Class YS, IF, 8.635%, 10/15/33	1,177
108		Series 2683, Class VA, 5.500%, 02/15/21	111
11,562		Series 2684, Class PO, PO, 01/15/33	9,671
1,346		Series 2684, Class TO, PO, 10/15/33	1,049
1,955		Series 2686, Class GB, 5.000%, 05/15/20	2,031
1,182		Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	75
749		Series 2690, Class SJ, IF, 8.792%, 10/15/33	708
906		Series 2691, Class WS, IF, 8.642%, 10/15/33	853
1,006		Series 2692, Class SC, IF, 12.809%, 07/15/33	1,060
234		Series 2694, Class BA, 4.000%, 06/15/31	240
540		Series 2696, Class SM, IF, 13.723%, 12/15/26	564
1,554		Series 2702, Class PC, 5.000%, 01/15/23	1,657
513		Series 2705, Class SC, IF, 8.642%, 11/15/33	484
1,215		Series 2705, Class SD, IF, 8.693%, 11/15/33	1,086
2,589		Series 2715, Class OG, 5.000%, 01/15/23	2,777
3,679		Series 2716, Class UN, 4.500%, 12/15/23	3,859
2,071		Series 2720, Class PC, 5.000%, 12/15/23	2,219
3,108		Series 2727, Class BS, IF, 8.717%, 01/15/34	2,881
104		Series 2727, Class PO, PO, 01/15/34	78
361		Series 2739, Class S, IF, 11.522%, 01/15/34	354
574		Series 2744, Class FE, VAR, 0.000%, 02/15/34	558
2,062		Series 2744, Class PD, 5.500%, 08/15/33	2,144
242		Series 2744, Class QO, PO, 02/15/34	236
2,071		Series 2744, Class TU, 5.500%, 05/15/32	2,142
439		Series 2753, Class S, IF, 11.522%, 02/15/34	428
3,448		Series 2755, Class PA, PO, 02/15/29	3,353
696		Series 2755, Class SA, IF, 13.723%, 05/15/30	746
598		Series 2756, Class NA, 5.000%, 02/15/24	641
1,187		Series 2760, Class IB, IO, 5.000%, 11/15/27	42
485		Series 2762, Class LO, PO, 03/15/34	392
685		Series 2764, Class OE, 4.500%, 03/15/19	730
309		Series 2769, Class PO, PO, 03/15/34	285
218		Series 2774, Class QO, PO, 04/15/34	184
941		Series 2776, Class SK, IF, 8.717%, 04/15/34	895
157		Series 2777, Class DV, 6.500%, 11/15/17	166
429		Series 2777, Class SX, IF, 11.844%, 04/15/34	424
160		Series 2778, Class BS, IF, 15.153%, 04/15/34	162
2,000		Series 2780, Class BE, 4.500%, 04/15/19	2,132
1,707		Series 2780, Class JG, 4.500%, 04/15/19	1,778
1,678		Series 2780, Class YC, 5.000%, 04/15/19	1,810
345		Series 2801, Class BS, IF, 13.623%, 05/15/34	358
896		Series 2812, Class AB, 4.500%, 10/15/18	938
933		Series 2812, Class EL, 7.500%, 02/15/27	957
423		Series 2827, Class NT, IF, 8.000%, 01/15/22	423
289		Series 2827, Class SQ, IF, 7.500%, 01/15/19	291
841		Series 2835, Class QO, PO, 12/15/32	757
222		Series 2838, Class FQ, VAR, 0.689%, 08/15/34	222
185		Series 2841, Class YA, 5.500%, 07/15/27	187
492		Series 2863, Class JA, 4.500%, 09/15/19	504
1,370		Series 2864, Class GB, 4.000%, 09/15/19	1,424
3		Series 2911, Class BU, 5.000%, 09/15/23	3
465		Series 2925, Class MW, VAR, 0.000%, 01/15/35	455
4,535		Series 2934, Class EC, PO, 02/15/20	4,248
599		Series 2934, Class EN, PO, 02/15/18	586
4,717		Series 2934, Class HI, IO, 5.000%, 02/15/20	466
3,089		Series 2934, Class KI, IO, 5.000%, 02/15/20	287
1,299		Series 2945, Class SA, IF, 11.864%, 03/15/20	1,462
1,324		Series 2967, Class JI, IO, 5.000%, 04/15/20	135
562		Series 2967, Class S, HB, IF, 32.512%, 04/15/25	787
1,031		Series 2971, Class GB, 5.000%, 11/15/16	1,079
685		Series 2971, Class GC, 5.000%, 07/15/18	729
214		Series 2975, Class KO, PO, 05/15/35	199
731		Series 2989, Class PO, PO, 06/15/23	688
637		Series 2990, Class LK, VAR, 0.609%, 10/15/34	631
646		Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	852
450		Series 2990, Class WP, IF, 16.412%, 06/15/35	532
245		Series 2996, Class FD, VAR, 0.489%, 06/15/35	242
1,000		Series 2999, Class NC, 4.500%, 12/15/18	1,053
226		Series 3000, Class JF, VAR, 0.639%, 04/15/35	226
2,083		Series 3047, Class OB, 5.500%, 12/15/33	2,231
2,140		Series 3049, Class XF, VAR, 0.589%, 05/15/33	2,090
1,946		Series 3054, Class MI, IO, 5.500%, 05/15/34	221
133		Series 3063, Class ST, SUB, 0.000%, 11/15/35	136
3,572		Series 3068, Class QB, 4.500%, 06/15/20	3,744
1,849		Series 3100, Class MA, VAR, 4.577%, 12/15/35 (i)	1,827
1,250		Series 3117, Class EO, PO, 02/15/36	1,127
1,521		Series 3117, Class OK, PO, 02/15/36	1,318
1,001		Series 3118, Class DM, 5.000%, 02/15/24	997
386		Series 3122, Class OH, PO, 03/15/36	349
77		Series 3122, Class ZB, 6.000%, 03/15/36	78
283		Series 3134, Class PO, PO, 03/15/36	249
1,309		Series 3138, Class PO, PO, 04/15/36	1,146
513		Series 3149, Class SO, PO, 05/15/36	457
1,454		Series 3152, Class MO, PO, 03/15/36	1,241
445		Series 3158, Class LX, VAR, 0.000%, 05/15/36	440
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,074
70		Series 3164, Class CF, VAR, 0.000%, 04/15/33	70
424		Series 3170, Class FM, VAR, 0.589%, 09/15/33	423
1,179		Series 3171, Class MO, PO, 06/15/36	1,059
967		Series 3174, Class PX, 5.000%, 06/15/17	1,051
1,841		Series 3179, Class OA, PO, 07/15/36	1,671
676		Series 3184, Class OA, PO, 02/15/33	652
3,664		Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	387
1,480		Series 3195, Class PD, 6.500%, 07/15/36	1,651
3,068		Series 3219, Class DI, IO, 6.000%, 04/15/36	431
2,824		Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	281
3,003		Series 3253, Class PO, PO, 12/15/21	2,840
1,576		Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	140
1,681		Series 3274, Class JO, PO, 02/15/37	1,423
865		Series 3275, Class FL, VAR, 0.679%, 02/15/37	847
530		Series 3288, Class GS, IF, 4.260%, 03/15/37	464
4,439		Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	377
4,000		Series 3299, Class KB, 5.000%, 08/15/29	4,171
3,000		Series 3334, Class MC, 5.000%, 04/15/33	3,156
7,181		Series 3342, Class HI, IF, IO, 5.761%, 07/15/37	409
634		Series 3356, Class PA, 6.000%, 11/15/26	652
722		Series 3371, Class FA, VAR, 0.839%, 09/15/37	714
3,578		Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	360
4,104		Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	392
13,787		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	279
2,330		Series 3422, Class LI, IO, 5.000%, 02/15/23	214
15,182		Series 3430, Class AI, IO, 1.417%, 09/15/12	318
9,737		Series 3437, Class AI, IO, 1.335%, 09/15/11	105
4,264		Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	395
7,936		Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	703
4,091		Series 3511, Class IO, IO, 5.000%, 12/15/21	340
4,040		Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	355
2,713		Series 3537, Class MI, IO, 5.000%, 06/15/38	681
921		Series 3546, Class A, VAR, 6.116%, 02/15/39	970
1,576		Series R012, Class AI, IO, 5.500%, 12/15/20	120
		Federal Home Loan Mortgage Corp. STRIPS,
4		Series 1, Class B, IO, 8.000%, 10/15/18	1
2		Series 16, Class B, IO, 10.000%, 06/01/20	–	(h)
21		Series 134, Class B, IO, 9.000%, 04/01/22	4
3,310		Series 191, Class IO, IO, 8.000%, 01/01/28	652
4,380		Series 233, Class 11, IO, 5.000%, 09/15/35	665
2,465		Series 233, Class 12, IO, 5.000%, 09/15/35	382
5,957		Series 233, Class 13, IO, 5.000%, 09/15/35	908
2,233		Series 243, Class 16, IO, 4.500%, 11/15/20	214
3,574		Series 243, Class 17, IO, 4.500%, 12/15/20	315
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
518		Series T-41, Class 3A, VAR, 7.500%, 07/25/32 (m)	583
697		Series T-42, Class A5, 7.500%, 02/25/42	785
115		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	126
139		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	156
1,134		Series T-54, Class 2A, 6.500%, 02/25/43	1,237
324		Series T-54, Class 3A, 7.000%, 02/25/43	359
294		Series T-58, Class APO, PO, 09/25/43	266
298		Series T-59, Class 1AP, PO, 10/25/43	268
		Federal National Mortgage Association Grantor Trust,
63		Series 2001-T10, Class PO, PO, 12/25/41	53
1,435		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,621
838		Series 2002-T19, Class A2, 7.000%, 07/25/42	922
586		Series 2002-T4, Class A2, 7.000%, 12/25/41	652
1,838		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,995
		Federal National Mortgage Association REMICS,
102		Series 1988-7, Class Z, 9.250%, 04/25/18	114
6		Series 1988-11, Class D, PO, 05/25/18	5
592		Series 1988-21, Class G, 9.500%, 08/25/18	676
5		Series 1988-29, Class B, 9.500%, 12/25/18	6
5		Series 1989-19, Class A, 10.300%, 04/25/19	6
7		Series 1989-21, Class G, 10.450%, 04/25/19	8
24		Series 1989-27, Class Y, 6.900%, 06/25/19	26
25		Series 1989-70, Class G, 8.000%, 10/25/19	27
12		Series 1989-78, Class H, 9.400%, 11/25/19	14
10		Series 1989-89, Class H, 9.000%, 11/25/19	11
8		Series 1990-60, Class K, 5.500%, 06/25/20	8
7		Series 1990-93, Class G, 5.500%, 08/25/20	8
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	7
51		Series 1990-102, Class J, 6.500%, 08/25/20	56
7		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	10
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	2
473		Series 1991-44, Class G, 8.500%, 05/25/21	528
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	3
8		Series 1992-38, Class Z, 7.500%, 02/25/22	8
53		Series 1992-73, Class H, 7.500%, 05/25/22	55
18		Series 1992-101, Class J, 7.500%, 06/25/22	19
375		Series 1992-188, Class PZ, 7.500%, 10/25/22	413
397		Series 1993-25, Class J, 7.500%, 03/25/23	452
181		Series 1993-27, Class S, IF, 9.376%, 02/25/23	194
84		Series 1993-31, Class K, 7.500%, 03/25/23	92
799		Series 1993-54, Class Z, 7.000%, 04/25/23	897
43		Series 1993-62, Class SA, IF, 17.565%, 04/25/23	58
39		Series 1993-97, Class FA, VAR, 1.500%, 05/25/23	40
16		Series 1993-108, Class D, PO, 02/25/23	15
98		Series 1993-162, Class F, VAR, 1.200%, 08/25/23	98
16		Series 1993-165, Class SD, IF, 12.158%, 09/25/23	18
169		Series 1993-167, Class GA, 7.000%, 09/25/23	176
154		Series 1993-179, Class SB, HB, IF, 24.185%, 10/25/23	235
263		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	299
61		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	77
30		Series 1993-228, Class G, PO, 09/25/23	27
21		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	21
524		Series 1993-250, Class Z, 7.000%, 12/25/23	566
200		Series 1993-257, Class C, PO, 06/25/23	188
2,025		Series 1994-26, Class J, PO, 01/25/24	1,800
244		Series 1994-37, Class L, 6.500%, 03/25/24	265
59		Series 1995-2, Class Z, 8.500%, 01/25/25	66
524		Series 1996-14, Class SE, IF, IO, 7.320%, 08/25/23	96
22		Series 1996-59, Class J, 6.500%, 08/25/22	25
164		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
41		Series 1997-24, Class Z, 8.000%, 04/18/27	46
40		Series 1997-27, Class J, 7.500%, 04/18/27	44
715		Series 1997-46, Class Z, 7.500%, 06/17/27	817
39		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
120		Series 1998-36, Class J, 6.000%, 07/18/28	128
755		Series 1998-36, Class ZB, 6.000%, 07/18/28	826
315		Series 1998-43, Class SA, IF, IO, 15.277%, 04/25/23	111
247		Series 1999-57, Class Z, 7.500%, 12/25/19	282
255		Series 1999-62, Class PB, 7.500%, 12/18/29	291
39		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
1,689		Series 2001-4, Class ZA, 6.500%, 03/25/31	1,868
218		Series 2001-5, Class OW, 6.000%, 03/25/16	231
237		Series 2001-7, Class PF, 7.000%, 03/25/31	265
887		Series 2001-31, Class VD, 6.000%, 05/25/31	912
453		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	65
440		Series 2001-36, Class DE, 7.000%, 08/25/31	490
954		Series 2001-38, Class FB, VAR, 0.736%, 08/25/31	942
237		Series 2001-44, Class PD, 7.000%, 09/25/31	265
440		Series 2001-44, Class PU, 7.000%, 09/25/31	490
795		Series 2001-49, Class LZ, 8.500%, 07/25/31	888
338		Series 2001-52, Class XN, 6.500%, 11/25/15	367
1,192		Series 2001-61, Class Z, 7.000%, 11/25/31	1,332
595		Series 2001-71, Class QE, 6.000%, 12/25/16	643
326		Series 2001-72, Class SX, IF, 16.916%, 12/25/31	382
311		Series 2001-74, Class MB, 6.000%, 12/25/16	338
292		Series 2002-1, Class HC, 6.500%, 02/25/22	323
149		Series 2002-1, Class SA, HB, IF, 24.421%, 02/25/32	203
249		Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	355
652		Series 2002-3, Class PG, 5.500%, 02/25/17	698
1,041		Series 2002-7, Class FD, VAR, 0.936%, 04/25/29	1,040
252		Series 2002-9, Class ST, IF, 18.754%, 03/25/17	308
2,071		Series 2002-11, Class QG, 5.500%, 03/25/17	2,214
1,387		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	44
93		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	99
3,377		Series 2002-18, Class PC, 5.500%, 04/25/17	3,576
607		Series 2002-19, Class PE, 6.000%, 04/25/17	657
193		Series 2002-37, Class Z, 6.500%, 06/25/32	213
3,000		Series 2002-42, Class C, 6.000%, 07/25/17	3,302
1,388		Series 2002-55, Class QE, 5.500%, 09/25/17	1,483
4,071		Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	4,363
1,010		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,082
808		Series 2002-63, Class KC, 5.000%, 10/25/17	859
760		Series 2002-63, Class LB, 5.500%, 10/25/17	815
2,500		Series 2002-71, Class KM, 5.000%, 11/25/17	2,665
621		Series 2002-74, Class LD, 5.000%, 01/25/16	624
108		Series 2002-74, Class PD, 5.000%, 11/25/15	108
98		Series 2002-74, Class VB, 6.000%, 11/25/31	99
688		Series 2002-77, Class S, IF, 14.051%, 12/25/32	768
51		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
768		Series 2003-7, Class A1, 6.500%, 12/25/42	832
121		Series 2003-8, Class SB, IF, IO, 7.414%, 03/25/16	1
3,646		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	344
1,036		Series 2003-22, Class UD, 4.000%, 04/25/33	1,016
1,495		Series 2003-23, Class CS, IF, IO, 7.864%, 05/25/31	117
3,650		Series 2003-26, Class XS, IF, IO, 6.814%, 03/25/23	407
1,036		Series 2003-27, Class DW, 4.500%, 04/25/17	1,080
5,447		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	880
293		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	39
2,408		Series 2003-41, Class PE, 5.500%, 05/25/23	2,641
4,967		Series 2003-44, Class IU, IO, 7.000%, 06/25/33	755
4,921		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	274
197		Series 2003-52, Class SX, HB, IF, 22.242%, 10/25/31	240
508		Series 2003-60, Class NJ, 5.000%, 07/25/21	521
217		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	2
247		Series 2003-67, Class VQ, 7.000%, 01/25/19	257
957		Series 2003-68, Class QP, 3.000%, 07/25/22	975
3,525		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	350
2,711		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	319
334		Series 2003-73, Class GA, 3.500%, 05/25/31	341
1,165		Series 2003-73, Class HF, VAR, 0.686%, 01/25/31	1,157
640		Series 2003-73, Class PB, 4.500%, 08/25/18	654
210		Series 2003-74, Class SH, IF, 9.745%, 08/25/33	205
2,028		Series 2003-76, Class SH, IF, 13.728%, 09/25/31	2,207
135		Series 2003-79, Class NM, 4.000%, 05/25/22	139
4,503		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	433
1,036		Series 2003-81, Class LC, 4.500%, 09/25/18	1,105
3,001		Series 2003-83, Class PG, 5.000%, 06/25/23	3,193
518		Series 2003-86, Class PX, 4.500%, 02/25/17	545
465		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	501
253		Series 2003-92, Class SH, IF, 9.211%, 09/25/18	250
304		Series 2003-106, Class PO, PO, 08/25/17	294
1,295		Series 2003-106, Class US, IF, 8.721%, 11/25/23	1,256
685		Series 2003-106, Class WE, 4.500%, 11/25/22	726
435		Series 2003-113, Class PC, 4.000%, 03/25/15	440
2,420		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	325
2,739		Series 2003-117, Class JB, 3.500%, 06/25/33	2,768
777		Series 2003-122, Class TE, 5.000%, 12/25/22	832
4,048		Series 2003-123, Class YS, IF, IO, 6.864%, 03/25/24	123
888		Series 2003-128, Class KE, 4.500%, 01/25/14	932
877		Series 2003-130, Class SX, IF, 11.166%, 01/25/34	944
545		Series 2003-131, Class SK, IF, 15.728%, 01/25/34	626
616		Series 2003-132, Class OA, PO, 08/25/33	550
1,558		Series 2003-132, Class PI, IO, 5.500%, 08/25/33	250
388		Series 2004-1, Class DL, 4.500%, 02/25/18	393
1,914		Series 2004-4, Class QI, IF, IO, 6.864%, 06/25/33	209
479		Series 2004-4, Class QM, IF, 13.728%, 06/25/33	525
1,169		Series 2004-10, Class SC, HB, IF, 27.656%, 02/25/34	1,467
1,162		Series 2004-14, Class SD, IF, 8.721%, 03/25/34	1,114
1,430		Series 2004-21, Class CO, PO, 04/25/34	902
780		Series 2004-22, Class A, 4.000%, 04/25/19	787
1,036		Series 2004-25, Class PB, 5.500%, 05/25/32	1,112
777		Series 2004-25, Class PC, 5.500%, 01/25/34	845
1,577		Series 2004-25, Class SA, IF, 18.876%, 04/25/34	1,820
1,370		Series 2004-27, Class HB, 4.000%, 05/25/19	1,406
777		Series 2004-36, Class PB, 5.500%, 05/25/32	841
1,108		Series 2004-36, Class SA, IF, 18.876%, 05/25/34	1,260
364		Series 2004-36, Class SN, IF, 13.728%, 07/25/33	396
3,339		Series 2004-46, Class HS, IF, IO, 5.764%, 05/25/30	172
640		Series 2004-46, Class QB, HB, IF, 23.056%, 05/25/34	759
493		Series 2004-46, Class SK, IF, 15.851%, 05/25/34	521
304		Series 2004-51, Class SY, IF, 13.768%, 07/25/34	337
500		Series 2004-53, Class NB, 5.500%, 02/25/21	516
1,554		Series 2004-53, Class NC, 5.500%, 07/25/24	1,670
1,456		Series 2004-59, Class BG, PO, 12/25/32	1,295
878		Series 2004-61, Class CO, PO, 10/25/31	858
287		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	287
895		Series 2004-92, Class JO, PO, 12/25/34	897
756		Series 2005-13, Class FL, VAR, 0.636%, 03/25/35	735
662		Series 2005-14, Class BA, 4.500%, 04/25/19	693
535		Series 2005-15, Class MO, PO, 03/25/35	435
374		Series 2005-47, Class AN, 5.000%, 12/25/16	383
905		Series 2005-52, Class PA, 6.500%, 06/25/35	977
3,370		Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	321
659		Series 2005-58, Class PO, PO, 07/25/35	595
722		Series 2005-66, Class SG, IF, 16.785%, 07/25/35	821
5,332		Series 2005-66, Class SV, IF, IO, 6.514%, 07/25/35	595
1,027		Series 2005-68, Class BC, 5.250%, 06/25/35	1,102
2,818		Series 2005-68, Class PG, 5.500%, 08/25/35	3,056
699		Series 2005-70, Class KI, IO, 5.500%, 08/25/35	28
622		Series 2005-73, Class PS, IF, 16.110%, 08/25/35	738
2,514		Series 2005-84, Class XM, 5.750%, 10/25/35	2,747
1,632		Series 2005-88, Class QO, PO, 11/25/33	1,466
1,148		Series 2005-90, Class AO, PO, 10/25/35	1,032
618		Series 2005-96, Class BP, 5.900%, 02/25/15	634
763		Series 2005-103, Class SC, IF, 10.835%, 07/25/35	754
1,918		Series 2005-106, Class US, HB, IF, 23.702%, 11/25/35	2,691
2,500		Series 2005-109, Class PB, 6.000%, 01/25/34	2,663
3,641		Series 2005-110, Class GJ, 5.500%, 11/25/30	3,845
2,739		Series 2005-110, Class GK, 5.500%, 08/25/34	2,959
2,397		Series 2005-110, Class MN, 5.500%, 06/25/35	2,605
1,645		Series 2005-116, Class PB, 6.000%, 04/25/34	1,776
4,500		Series 2005-118, Class ME, 6.000%, 01/25/32	4,798
6,000		Series 2005-118, Class PN, 6.000%, 01/25/32	6,504
242		Series 2006-12, Class PA, 5.500%, 03/25/25	247
1,166		Series 2006-15, Class OT, PO, 01/25/36	1,096
979		Series 2006-23, Class KO, PO, 04/25/36	886
2,054		Series 2006-39, Class WC, 5.500%, 01/25/36	2,226
1,182		Series 2006-42, Class CF, VAR, 0.686%, 06/25/36	1,174
1,322		Series 2006-44, Class FP, VAR, 0.636%, 06/25/36	1,316
2,174		Series 2006-44, Class GO, PO, 06/25/36	1,903
6,336		Series 2006-44, Class P, PO, 12/25/33	5,440
1,712		Series 2006-46, Class UC, 5.500%, 12/25/35	1,855
1,319		Series 2006-50, Class JO, PO, 06/25/36	1,125
2,225		Series 2006-50, Class PS, PO, 06/25/36	1,915
5,187		Series 2006-53, Class US, IF, IO, 6.344%, 06/25/36	516
1,011		Series 2006-58, Class AP, PO, 07/25/36	878
1,330		Series 2006-58, Class FL, VAR, 0.696%, 07/25/36	1,323
2,250		Series 2006-58, Class PO, PO, 07/25/36	1,961
3,537		Series 2006-59, Class QO, PO, 01/25/33	3,214
899		Series 2006-65, Class QO, PO, 07/25/36	788
1,609		Series 2006-72, Class GO, PO, 08/25/36	1,397
1,144		Series 2006-72, Class HO, PO, 08/25/26	1,028
1,466		Series 2006-72, Class TO, PO, 08/25/36	1,275
6,848		Series 2006-77, Class PC, 6.500%, 08/25/36	7,672
1,459		Series 2006-79, Class DO, PO, 08/25/36	1,270
1,309		Series 2006-90, Class AO, PO, 09/25/36	1,170
431		Series 2006-94, Class GK, HB, IF, 32.070%, 10/25/26	597
1,721		Series 2006-110, Class PO, PO, 11/25/36	1,477
773		Series 2006-111, Class EO, PO, 11/25/36	695
1,590		Series 2006-115, Class OK, PO, 12/25/36	1,383
1,729		Series 2006-118, Class A2, VAR, 0.296%, 12/25/36	1,653
1,773		Series 2006-119, Class PO, PO, 12/25/36	1,542
2,740		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	429
447		Series 2006-123, Class FD, VAR, 0.736%, 01/25/37	435
2,711		Series 2006-126, Class AO, PO, 01/25/37	2,431
3,997		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	609
290		Series 2007-1, Class SD, HB, IF, 37.584%, 02/25/37	381
4,255		Series 2007-7, Class SG, IF, IO, 6.264%, 08/25/36	212
10,321		Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	1,010
1,591		Series 2007-14, Class OP, PO, 03/25/37	1,362
699		Series 2007-15, Class NO, PO, 03/25/22	657
4,477		Series 2007-16, Class FC, VAR, 0.986%, 03/25/37	4,179
5,851		Series 2007-22, Class SC, IF, IO, 5.844%, 03/25/37	551
1,100		Series 2007-43, Class FL, VAR, 0.536%, 05/25/37	1,081
1,500		Series 2007-47, Class PC, 5.000%, 07/25/33	1,586
4,447		Series 2007-54, Class FA, VAR, 0.636%, 06/25/37	4,387
7,268		Series 2007-54, Class WI, IF, IO, 5.864%, 06/25/37	759
3,752		Series 2007-60, Class AX, IF, IO, 6.914%, 07/25/37	506
4,260		Series 2007-77, Class FG, VAR, 0.736%, 03/25/37	4,209
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,121
450		Series 2007-79, Class SB, HB, IF, 23.152%, 08/25/37	580
1,438		Series 2007-88, Class VI, IF, IO, 6.304%, 09/25/37	145
4,564		Series 2007-91, Class ES, IF, IO, 6.224%, 10/25/37	555
1,330		Series 2007-97, Class MS, IF, 14.234%, 12/25/31	1,416
837		Series 2007-98, Class VA, 6.000%, 11/25/17	914
1,755		Series 2007-106, Class A7, VAR, 6.168%, 10/25/37	1,872
19,740		Series 2007-116, Class HI, IO, VAR, 6.599%, 01/25/38	1,616
801		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	67
7,775		Series 2008-1, Class BI, IF, IO, 5.674%, 02/25/38	726
3,053		Series 2008-10, Class XI, IF, IO, 5.994%, 03/25/38	283
2,144		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	244
12,079		Series 2008-16, Class IS, IF, IO, 5.964%, 03/25/38	1,156
4,000		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	358
2,004		Series 2008-27, Class SN, IF, IO, 6.664%, 04/25/38	205
3,046		Series 2008-32, Class SA, IF, IO, 6.614%, 04/25/38	288
21,728		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	245
11,999		Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	161
6,474		Series 2008-36, Class IA, IO, 4.500%, 10/25/22	525
810		Series 2008-44, Class PO, PO, 05/25/38	717
6,189		Series 2008-47, Class SI, IF, IO, 6.264%, 06/25/23	588
6,000		Series 2008-51, Class BC, 4.500%, 06/25/23	6,376
4,810		Series 2008-53, Class CI, IF, IO, 6.964%, 07/25/38	511
743		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	46
5,779		Series 2008-80, Class SA, IF, IO, 5.614%, 09/25/38	531
2,512		Series 2008-81, Class SB, IF, IO, 5.614%, 09/25/38	228
3,949		Series 2009-6, Class GS, IF, IO, 6.314%, 02/25/39	361
5,630		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	483
4,213		Series 2009-12, Class IO, IO, 4.500%, 03/25/24	351
2,593		Series 2009-12, Class NI, IO, 5.500%, 08/25/22	156
3,940		Series 2009-14, Class YI, IO, 5.000%, 07/25/22	241
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	652
8,500		Series 2009-99, Class SC, IF, IO, 5.935%, 12/25/39	755
2,000		Series 2009-99, Class WA, VAR, 6.286%, 12/25/39	2,189
88		Series G92-4, Class F, VAR, 2.990%, 12/25/21	89
145		Series G92-7, Class JQ, 8.500%, 01/25/22	162
29		Series G92-12, Class B, 7.700%, 02/25/22	33
43		Series G92-14, Class Z, 7.000%, 02/25/22	47
57		Series G92-15, Class Z, 7.000%, 01/25/22	59
–	(h)	Series G92-27, Class SQ, HB, IF, 11,737.650%, 05/25/22	23
29		Series G92-42, Class Z, 7.000%, 07/25/22	32
960		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,066
157		Series G92-54, Class ZQ, 7.500%, 09/25/22	176
285		Series G92-61, Class Z, 7.000%, 10/25/22	315
30		Series G92-62, Class B, PO, 10/25/22	26
183		Series G93-1, Class KA, 7.900%, 01/25/23	210
122		Series G93-17, Class SI, IF, 6.000%, 04/25/23	121
156		Series G97-2, Class ZA, 8.500%, 02/17/27	174
		Federal National Mortgage Association STRIPS,
18		Series 23, Class 2, IO, 10.000%, 09/01/17	3
11		Series 59, Class 2, IO, 9.500%, 07/01/17	2
642		Series 213, Class 2, IO, 8.000%, 03/01/23	126
22		Series 265, Class 2, 9.000%, 03/01/24	25
46		Series 285, Class 1, PO, 02/01/27	41
1,241		Series 331, Class 13, IO, 7.000%, 02/01/33	187
3,630		Series 339, Class 18, IO, 4.500%, 07/01/18	299
3,763		Series 339, Class 21, IO, 4.500%, 07/01/18	318
3,030		Series 339, Class 28, IO, 5.500%, 07/01/18	307
6,546		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	609
1,477		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	187
2,221		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	272
3,128		Series 356, Class 3, IO, 5.000%, 01/01/35	501
5,256		Series 356, Class 39, IO, 5.000%, 01/01/20	511
4,925		Series 365, Class 8, IO, 5.500%, 05/01/36	675
995		Series 368, Class 3, IO, 4.500%, 11/01/20	90
2,007		Series 374, Class 5, IO, 5.500%, 08/01/36	278
6,783		Series 383, Class 32, IO, 6.000%, 01/01/38	929
1,264		Series 393, Class 6, IO, 5.500%, 04/25/37	155
		Federal National Mortgage Association Whole Loan,
11,607		Series 2002-W10, Class IO, IO, VAR, 0.978%, 08/25/42	297
67		Series 2002-W5, Class A10, IF, IO, 7.864%, 11/25/30	2
692		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	755
387		Series 2003-W1, Class 2A, 7.500%, 12/25/42	437
774		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	845
141		Series 2003-W4, Class 2A, 6.500%, 10/25/42	154
1,177		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,310
1,664		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,835
1,705		Series 2005-W3, Class 2AF, VAR, 0.456%, 03/25/45	1,619
1,384		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,497
2,251		Series 2006-W2, Class 1AF1, VAR, 0.456%, 02/25/36	2,167
1,533		Series 2007-W1, Class 1AF1, VAR, 0.496%, 11/25/46	1,471
648		Series 2007-W7, Class 1A4, HB, IF, 37.764%, 07/25/37	1,146
		Government National Mortgage Association,
127		Series 1994-4, Class KQ, 7.988%, 07/16/24	141
1,986		Series 1994-7, Class PQ, 6.500%, 10/16/24	2,189
264		Series 1996-16, Class E, 7.500%, 08/16/26 (m)	280
53		Series 1997-2, Class E, 7.500%, 02/20/27	58
61		Series 1997-11, Class D, 7.500%, 07/20/27	63
110		Series 1998-26, Class K, 7.500%, 09/17/25	121
632		Series 1999-4, Class ZB, 6.000%, 02/20/29	690
204		Series 1999-41, Class Z, 8.000%, 11/16/29	224
24		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	27
110		Series 1999-44, Class PC, 7.500%, 12/20/29	125
522		Series 1999-44, Class ZG, 8.000%, 12/20/29	576
310		Series 2000-6, Class Z, 7.500%, 02/20/30	338
482		Series 2000-7, Class ST, HB, IF, 38.283%, 01/16/30	889
223		Series 2000-9, Class Z, 8.000%, 06/20/30	246
1,256		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,392
888		Series 2000-10, Class ZP, 7.500%, 02/16/30	994
489		Series 2000-12, Class ST, HB, IF, 38.283%, 02/16/30	932
124		Series 2000-16, Class ZN, 7.500%, 02/16/30	137
1,116		Series 2000-21, Class Z, 9.000%, 03/16/30	1,286
184		Series 2000-26, Class Z, 7.750%, 09/20/30	202
65		Series 2000-36, Class HC, 7.330%, 11/20/30	69
38		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	9
197		Series 2000-38, Class AH, 7.150%, 12/20/30	197
2,000		Series 2001-21, Class PE, 6.500%, 05/16/31	2,208
26		Series 2001-32, Class WA, IF, 19.534%, 07/20/31	34
230		Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	39
217		Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	34
1,696		Series 2001-53, Class SR, IF, IO, 7.913%, 10/20/31	140
85		Series 2001-55, Class SF, HB, IF, 25.459%, 11/20/31	121
777		Series 2002-4, Class TD, 7.000%, 01/20/32	845
264		Series 2002-7, Class PG, 6.500%, 01/20/32	285
950		Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	145
260		Series 2002-24, Class SB, IF, 11.567%, 04/16/32	291
719		Series 2002-24, Class Z, 8.500%, 04/16/32	797
1,962		Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	298
80		Series 2002-33, Class SY, IF, 9.000%, 02/26/23	86
670		Series 2002-40, Class UK, 6.500%, 06/20/32	734
174		Series 2002-41, Class LS, IF, 9.000%, 06/16/32	182
401		Series 2002-45, Class QE, 6.500%, 06/20/32	440
513		Series 2002-47, Class PG, 6.500%, 07/16/32	563
66		Series 2002-51, Class SG, HB, IF, 31.475%, 04/20/31	98
267		Series 2002-54, Class GB, 6.500%, 08/20/32	293
482		Series 2002-69, Class PO, PO, 02/20/32	457
457		Series 2002-70, Class AV, 6.000%, 03/20/12	477
678		Series 2002-70, Class PS, IF, IO, 7.463%, 08/20/32	54
1,129		Series 2002-79, Class KV, 6.000%, 11/20/13	1,142
455		Series 2002-88, Class VA, 6.000%, 12/20/17	464
1,856		Series 2002-92, Class TK, IO, 5.500%, 05/16/31	145
574		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	28
458		Series 2003-4, Class NY, 5.500%, 12/20/13	491
1,017		Series 2003-8, Class PO, PO, 01/16/32	989
2,216		Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	362
4,539		Series 2003-12, Class VI, IO, 5.500%, 10/17/22	743
62		Series 2003-24, Class PO, PO, 03/16/33	56
1,150		Series 2003-34, Class TO, PO, 02/16/32	1,122
2,114		Series 2003-41, Class ID, IO, 5.500%, 05/20/33	343
3,558		Series 2003-46, Class IH, IO, 5.500%, 12/20/32	285
369		Series 2003-66, Class ED, 5.000%, 08/20/28	375
879		Series 2003-76, Class LS, IF, IO, 6.963%, 09/20/31	66
143		Series 2003-90, Class PO, PO, 10/20/33	119
562		Series 2003-98, Class PC, 5.000%, 02/20/29	576
2,141		Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	203
6,000		Series 2003-112, Class TS, IF, IO, 6.713%, 10/20/32	924
5,997		Series 2004-11, Class SW, IF, IO, 5.263%, 02/20/34	484
561		Series 2004-15, Class SA, IF, 19.012%, 12/20/32	612
2,222		Series 2004-24, Class SA, IF, IO, 6.961%, 04/16/31	53
346		Series 2004-28, Class S, IF, 19.006%, 04/16/34	396
832		Series 2004-46, Class AO, PO, 06/20/34	708
5,116		Series 2004-59, Class SG, IF, IO, 6.263%, 07/20/34	457
1,471		Series 2004-68, Class PO, PO, 05/20/31	1,389
12,255		Series 2004-68, Class SA, IF, IO, 6.563%, 05/20/31	777
284		Series 2004-71, Class ST, IF, 7.000%, 09/20/34	272
370		Series 2004-73, Class AE, IF, 14.365%, 08/17/34	416
5,699		Series 2004-73, Class JL, IF, IO, 6.311%, 09/16/34	615
3,154		Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	299
2,644		Series 2005-3, Class SB, IF, IO, 5.863%, 01/20/35	254
5,050		Series 2005-17, Class SL, IF, IO, 6.463%, 07/20/34	423
700		Series 2005-26, Class VI, IO, 5.500%, 01/20/35	151
390		Series 2005-35, Class FL, VAR, 0.587%, 03/20/32	382
3,288		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	665
1,222		Series 2005-68, Class DP, IF, 15.861%, 06/17/35	1,430
5,545		Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	658
1,174		Series 2005-69, Class SY, IF, IO, 6.513%, 11/20/33	157
2,651		Series 2005-85, Class IO, IO, 5.500%, 01/16/35	321
759		Series 2005-93, Class JO, PO, 03/20/31	752
1,449		Series 2006-16, Class OP, PO, 03/20/36	1,324
4,329		Series 2006-38, Class SW, IF, IO, 6.263%, 06/20/36	408
1,227		Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	94
4,557		Series 2007-9, Class DI, IF, IO, 6.273%, 03/20/37	333
1,156		Series 2007-17, Class AF, VAR, 0.439%, 04/16/37	1,129
6,574		Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	589
904		Series 2007-17, Class JO, PO, 04/16/37	796
673		Series 2007-25, Class FN, VAR, 0.539%, 05/16/37	643
5,836		Series 2007-26, Class SC, IF, IO, 5.963%, 05/20/37	500
2,400		Series 2007-27, Class MI, IO, 5.500%, 09/20/36	246
265		Series 2007-28, Class BO, PO, 05/20/37	222
804		Series 2007-35, Class TO, PO, 04/20/35	759
263		Series 2007-36, Class HO, PO, 06/16/37	247
5,270		Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	524
7,826		Series 2007-36, Class SG, IF, IO, 6.233%, 06/20/37	728
4,549		Series 2007-40, Class SD, IF, IO, 6.513%, 07/20/37	436
4,553		Series 2007-42, Class SB, IF, IO, 6.513%, 07/20/37	431
1,825		Series 2007-45, Class QA, IF, IO, 6.403%, 07/20/37	173
4,163		Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	419
835		Series 2007-53, Class SW, IF, 19.495%, 09/20/37	959
3,304		Series 2007-57, Class PO, PO, 03/20/37	2,873
4,461		Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	438
6,597		Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	733
7,511		Series 2007-74, Class SL, IF, IO, 6.301%, 11/16/37	724
4,296		Series 2007-76, Class SA, IF, IO, 6.293%, 11/20/37	326
6,499		Series 2007-79, Class SY, IF, IO, 6.313%, 12/20/37	557
2,245		Series 2007-81, Class SP, IF, IO, 6.413%, 12/20/37	235
1,764		Series 2007-82, Class SA, IF, IO, 6.293%, 12/20/37	135
3,752		Series 2008-2, Class MS, IF, IO, 6.921%, 01/16/38	415
2,329		Series 2008-10, Class S, IF, IO, 5.593%, 02/20/38	156
5,622		Series 2008-13, Class PI, IO, 5.500%, 02/16/38	772
515		Series 2008-20, Class EX, VAR, 0.000%, 03/20/38	514
1,802		Series 2008-20, Class PO, PO, 09/20/37	1,501
2,204		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	224
4,874		Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	507
3,276		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	401
2,322		Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	240
1,500		Series 2008-36, Class AY, 5.000%, 04/16/23	1,609
5,272		Series 2008-36, Class SH, IF, IO, 6.063%, 04/20/38	417
8,620		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	1,057
5,072		Series 2008-41, Class SA, IF, IO, 6.103%, 05/20/38	457
3,082		Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	262
2,735		Series 2008-60, Class PO, PO, 01/20/38	2,359
1,402		Series 2008-71, Class SC, IF, IO, 5.763%, 08/20/38	110
3,951		Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	303
3,104		Series 2008-96, Class SL, IF, IO, 5.763%, 12/20/38	258
6,280		Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	535
4,753		Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	317
5,000		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,268
3,800		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	467
4,080		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	472
4,831		Series 2009-24, Class DS, IF, IO, 6.063%, 03/20/39	482
2,900		Series 2009-25, Class SE, IF, IO, 7.363%, 09/20/38	339
1,915		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	251
3,846		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	567
2,842		Series 2009-38, Class IO, IO, 5.000%, 09/16/31	317
9,824		Series 2009-42, Class SC, IF, IO, 5.843%, 06/20/39	959
4,884		Series 2009-43, Class SA, IF, IO, 5.713%, 06/20/39	367
11,620		Series 2009-61, Class ES, IF, IO, 6.513%, 03/20/39	1,411
1,955		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	255
		Vendee Mortgage Trust,
7,541		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	7,889
952		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,029
521		Series 1996-2, Class 1Z, 6.750%, 06/15/26	562
1,050		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,171
787		Series 1998-1, Class 2E, 7.000%, 03/15/28	862
13		Series 2001-1, Class 2J, 7.000%, 05/15/10	13

			573,209

		Non-Agency CMO — 25.2%
		ABN Amro Mortgage Corp.,
1,503		Series 2003-6, Class 2A1, 4.644%, 05/25/18	1,514
169		Series 2003-7, Class A3, 4.500%, 07/25/18	171
228		Series 2003-9, Class A2, 4.500%, 08/25/18	224
1,712		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	776
		ASG Resecuritization Trust,
2,083		Series 2009-1, Class A60, VAR, 5.619%, 06/26/37 (e)	2,083
3,006		Series 2009-2, Class A55, VAR, 5.806%, 05/24/36 (e)	3,006
6,581		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	6,483
6,794		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	6,726
		Banc of America Alternative Loan Trust,
361		Series 2003-3, Class APO, PO, 05/25/33	193
1,299		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,317
1,016		Series 2003-11, Class 2A1, 6.000%, 01/25/34	987
510		Series 2003-11, Class PO, PO, 01/25/34	287
516		Series 2004-1, Class 5A1, 5.500%, 02/25/19	501
5,051		Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	551
4,458		Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	541
		Banc of America Funding Corp.,
2,221		Series 2003-3, Class 1A33, 5.500%, 10/25/33	2,198
464		Series 2004-1, Class PO, PO, 03/25/34	333
705		Series 2004-3, Class 1A7, 5.500%, 10/25/34	700
2,884		Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	337
621		Series 2005-4, Class 30PO, PO, 08/25/35	451
1,616		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,201
245		Series 2005-7, Class 30PO, PO, 11/25/35	176
1,194		Series 2005-8, Class 30PO, PO, 01/25/36	706
2,273		Series 2005-E, Class 4A1, VAR, 3.327%, 03/20/35	1,562
		Banc of America Mortgage Securities, Inc.,
886		Series 2003-3, Class 2A1, VAR, 0.786%, 05/25/18	842
267		Series 2003-8, Class APO, PO, 11/25/33	201
175		Series 2003-9, Class 1A2, PO, 12/25/33	115
7,225		Series 2004-3, Class 15IO, IO, VAR, 0.220%, 04/25/19	30
669		Series 2004-4, Class 1A9, 5.000%, 05/25/34	658
376		Series 2004-4, Class APO, PO, 05/25/34	286
51,607		Series 2004-5, Class 15IO, IO, VAR, 0.230%, 06/25/19	223
540		Series 2004-6, Class APO, PO, 07/25/34	393
262		Series 2004-9, Class 3A1, 6.500%, 09/25/32	259
1,688		Series 2004-E, Class 2A5, VAR, 4.158%, 06/25/34	1,674
1,879		Series 2004-J, Class 3A1, VAR, 5.092%, 11/25/34	1,582
		BCAP LLC Trust,
2,739		Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	2,712
1,800		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,800
3,342		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	3,242
		Bear Stearns Adjustable Rate Mortgage Trust,
721		Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33	665
1,135		Series 2004-1, Class 12A1, VAR, 4.368%, 04/25/34	1,006
4,266		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	3,563
824		Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	559
682		Chase Mortgage Finance Corp., Series 2003-S6, Class A1, 5.000%, 06/25/18	697
		Citicorp Mortgage Securities, Inc.,
154		Series 2002-11, Class 1A14, 6.000%, 11/25/32	154
605		Series 2003-8, Class APO, PO, 08/25/33	422
2,534		Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,540
3,376		Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,367
7,827		Series 2007-3, Class 1A6, IF, IO, 5.164%, 04/25/37	506
		Citigroup Mortgage Loan Trust, Inc.,
1,807		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,832
668		Series 2003-1, Class PO3, PO, 09/25/33	444
82		Series 2003-1, Class WA2, 6.500%, 06/25/31	76
158		Series 2003-1, Class WPO2, PO, 06/25/31	97
245		Series 2003-UP3, Class A3, 7.000%, 09/25/33	243
1,170		Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,197
259		Series 2003-UST1, Class PO1, PO, 12/25/18	202
137		Series 2003-UST1, Class PO2, PO, 12/25/18	100
100		Series 2003-UST1, Class PO3, PO, 12/25/18	82
1,809		Series 2004-UST1, Class A6, VAR, 5.073%, 08/25/34	1,772
469		Series 2005-1, Class 2A1A, VAR, 4.504%, 04/25/35	251
1,295		Series 2005-5, Class 1A2, VAR, 5.208%, 08/25/35	773
3,000		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	3,001
		Countrywide Alternative Loan Trust,
453		Series 2002-8, Class A4, 6.500%, 07/25/32	430
540		Series 2003-6T2, Class A6, 5.500%, 06/25/33	415
555		Series 2003-J1, Class PO, PO, 10/25/33	350
1,435		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	849
2,700		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,072
299		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	288
717		Series 2005-5R, Class A1, 5.250%, 12/25/18	654
3,789		Series 2005-1CB, Class 1A6, IF, IO, 6.864%, 03/25/35	476
9,758		Series 2005-20CB, Class 3A8, IF, IO, 4.514%, 07/25/35	715
10,135		Series 2005-22T1, Class A2, IF, IO, 4.834%, 06/25/35	788
935		Series 2005-26CB, Class A10, IF, 12.622%, 07/25/35	934
367		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	353
481		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	427
16,010		Series 2005-37T1, Class A2, IF, IO, 4.814%, 09/25/35	1,348
2,054		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,497
13,769		Series 2005-54CB, Class 1A2, IF, IO, 4.614%, 11/25/35	1,242
356		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	316
1,677		Series 2005-57CB, Class 3A2, IF, IO, 4.864%, 12/25/35	143
857		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	459
1,246		Series 2005-86CB, Class A11, 5.500%, 02/25/36	603
7,261		Series 2005-J1, Class 1A4, IF, IO, 4.864%, 02/25/35	613
34,209		Series 2006-7CB, Class 1A2, IF, IO, 5.064%, 05/25/36	2,870
1,400		Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,009
2,500		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	620
		Countrywide Home Loan Mortgage Pass-Through Trust,
2,528		Series 2002-36, Class A22, 6.000%, 01/25/33	2,404
256		Series 2003-18, Class A12, 5.500%, 07/25/33	233
1,332		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,120
116		Series 2003-34, Class A11, 5.250%, 09/25/33	113
600		Series 2003-34, Class A6, 5.250%, 09/25/33	606
212		Series 2003-44, Class A9, PO, 10/25/33	136
411		Series 2003-J10, Class 2A1, 5.000%, 11/25/18	397
116		Series 2003-J2, Class A17, IF, IO, 7.164%, 04/25/33	6
989		Series 2003-J7, Class 4A3, IF, 9.468%, 08/25/18	773
390		Series 2004-3, Class PO, PO, 04/25/34	304
317		Series 2004-7, Class 2A1, VAR, 3.424%, 06/25/34	300
500		Series 2004-HYB1, Class 2A, VAR, 4.348%, 05/20/34	398
1,791		Series 2004-HYB3, Class 2A, VAR, 3.651%, 06/20/34	1,190
1,252		Series 2004-HYB6, Class A3, VAR, 3.628%, 11/20/34	964
1,140		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,154
1,166		Series 2005-16, Class A23, 5.500%, 09/25/35	961
3,105		Series 2005-22, Class 2A1, VAR, 5.209%, 11/25/35	2,014
9,479		Series 2007-4, Class 1A52, IF, IO, 5.164%, 05/25/37	681
2,669		Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	2,661
		CS First Boston Mortgage Securities Corp.,
1,610		Series 2003-1, Class DB1, 6.564%, 02/25/33	1,324
1,092		Series 2003-29, Class 1A1, 6.500%, 12/25/33	1,088
463		Series 2004-4, Class 3A5, 5.500%, 08/25/34	461
3,884		Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	429
2,766		Series 2005-9, Class DX, IO, 5.500%, 10/25/35	348
1,823		Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	1,766
		First Horizon Alternative Mortgage Securities,
1,759		Series 2004-AA4, Class A1, VAR, 2.879%, 10/25/34	1,391
531		Series 2005-AA5, Class 1A2, VAR, 3.433%, 07/25/35	139
861		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	576
12,864		Series 2007-FA4, Class 1A2, IF, IO, 5.414%, 08/25/37	1,038
		First Horizon Asset Securities, Inc.,
620		Series 2003-7, Class 2A1, 4.500%, 09/25/18	624
702		Series 2003-8, Class 2A1, 4.500%, 09/25/18	707
1,922		Series 2003-9, Class 1A6, 5.500%, 11/25/33	1,596
754		Series 2004-4, Class 2A2, 4.500%, 07/25/19	733
803		Series 2004-AR2, Class 2A1, VAR, 3.024%, 05/25/34	766
1,410		Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35 (m)	1,294
685		Series 2004-AR7, Class 2A2, VAR, 4.835%, 02/25/35	557
1,948		Series 2005-AR1, Class 2A2, VAR, 5.008%, 04/25/35	1,746
		GMAC Mortgage Corp. Loan Trust,
1,522		Series 2003-AR1, Class A4, VAR, 4.133%, 10/19/33	1,430
420		Series 2003-J7, Class A10, 5.500%, 11/25/33	434
1,355		Series 2003-J7, Class A7, 5.000%, 11/25/33	1,229
452		Series 2003-J8, Class A, 5.250%, 12/25/33	458
217		Series 2004-J1, Class A15, 5.250%, 04/25/34	219
794		Series 2004-J2, Class A2, VAR, 0.736%, 06/25/34	722
1,005		Series 2005-AR3, Class 3A3, VAR, 4.842%, 06/19/35	898
3,424		Series 2005-AR3, Class 3A4, VAR, 4.842%, 06/19/35	2,407
		GSMPS Mortgage Loan Trust,
844		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	709
423		Series 2004-4, Class 1AF, VAR, 0.636%, 06/25/34 (e)	334
854		Series 2005-RP2, Class 1AF, VAR, 0.586%, 03/25/35 (e)	689
1,899		Series 2005-RP3, Class 1AF, VAR, 0.586%, 09/25/35 (e)	1,219
4,542		Series 2006-RP2, Class 1AS2, IF, IO, 5.730%, 04/25/36 (e)	402
		GSR Mortgage Loan Trust,
353		Series 2003-6F, Class A2, VAR, 0.636%, 09/25/32	333
209		Series 2004-3F, Class 3A8, 13.500%, 02/25/34	205
737		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	740
416		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	406
283		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	176
4,643		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,053
1,566		Series 2006-1F, Class 1AP, PO, 02/25/36	973
7,362		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,830
3,100		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,444
1,831		Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 2A1, VAR, 0.586%, 08/25/36	1,432
		Indymac Index Mortgage Loan Trust,
12,329		Series 2005-AR11, Class A7, IO, VAR, 0.504%, 08/25/35	123
437		Series 2006-AR3, Class 2A1A, VAR, 5.980%, 03/25/36	227
		JP Morgan Mortgage Trust,
4,892		Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	4,349
1,949		Series 2006-A2, Class 5A3, VAR, 3.445%, 11/25/33	1,936
1,716		Series 2006-A3, Class 6A1, VAR, 3.999%, 08/25/34	1,471
80		Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	76
		Lehman Mortgage Trust,
1,951		Series 2006-2, Class 1A1, VAR, 6.462%, 04/25/36	1,717
1,000		Series 2007-6, Class 1A8, 6.000%, 07/25/37	554
1,500		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,069
		MASTR Adjustable Rate Mortgages Trust,
401		Series 2004-3, Class 4A2, VAR, 3.116%, 04/25/34	352
119		Series 2004-4, Class 2A1, VAR, 3.593%, 05/25/34	62
1,206		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	1,124
6,750		Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	6,604
333		Series 2004-15, Class 3A1, VAR, 3.939%, 12/25/34	243
		MASTR Alternative Loans Trust,
584		Series 2003-4, Class 2A1, 6.250%, 06/25/33	532
641		Series 2003-8, Class 3A1, 5.500%, 12/25/33	649
1,784		Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,771
410		Series 2003-9, Class 8A1, 6.000%, 01/25/34	366
212		Series 2004-1, Class 30PO, PO, 02/25/34	113
1,154		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,073
501		Series 2004-3, Class 30PO, PO, 04/25/34	281
504		Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	74
526		Series 2004-5, Class 30PO, PO, 06/25/34	302
266		Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	37
297		Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	41
2,711		Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,364
263		Series 2004-7, Class 30PO, PO, 08/25/34	150
986		Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	138
1,222		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,158
4,153		Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	603
		MASTR Asset Securitization Trust,
512		Series 2003-2, Class 2A1, 4.500%, 03/25/18	488
116		Series 2003-4, Class 2A2, 5.000%, 05/25/18	116
446		Series 2003-4, Class 3A2, 5.000%, 05/25/18	445
337		Series 2003-4, Class 5A1, 5.500%, 05/25/33	344
791		Series 2003-8, Class 3A2, VAR, 0.636%, 09/25/33	778
894		Series 2003-9, Class 15PO, PO, 10/25/18	718
328		Series 2003-10, Class 15PO, PO, 11/25/18	259
230		Series 2003-11, Class 15PO, PO, 12/25/18	181
57		Series 2003-11, Class 6A2, 4.000%, 12/25/33	57
1,365		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,377
290		Series 2004-1, Class 30PO, PO, 02/25/34	198
342		Series 2004-3, Class PO, PO, 03/25/34	259
1,498		Series 2004-4, Class 3A1, 4.500%, 04/25/19	1,444
1,241		Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,186
796		Series 2004-8, Class 1A1, 4.750%, 08/25/19	805
712		Series 2004-8, Class PO, PO, 08/25/19	564
239		Series 2004-9, Class 5A1, 5.250%, 09/25/19	229
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	588
4,882		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.586%, 05/25/35 (e)	3,877
3,536		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,298
302		Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 3A, VAR, 5.206%, 12/25/34	281
		Merrill Lynch Trust,
1		Series 7, Class B, PO, 04/20/18	1
81		Series 47, Class Z, 8.985%, 10/20/20	89
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,218.660%, 04/20/21	18
		MortgageIT Trust,
949		Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	641
381		Series 2005-5, Class A1, VAR, 0.496%, 12/25/35	234
		Nomura Asset Acceptance Corp.,
472		Series 2003-A1, Class A1, 5.500%, 05/25/33	478
170		Series 2003-A1, Class A2, 6.000%, 05/25/33	166
46		Series 2003-A1, Class A5, 7.000%, 04/25/33	42
127		Series 2003-A1, Class A7, 5.000%, 04/25/18	127
975		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	916
		Prime Mortgage Trust,
360		Series 2004-1, Class 2A3, 5.250%, 08/25/34	364
464		Series 2004-R1, Class A4, PO, 07/27/33	320
1,318		Series 2005-4, Class 2PO, PO, 10/25/35	950
		RBSSP Resecuritization Trust,
1,905		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,838
2,337		Series 2009-12, Class 14A1, VAR, 5.500%, 03/26/38	2,302
2,500		Series 2009-12, Class 1A1, VAR, 5.700%, 11/26/33	2,472
		Residential Accredit Loans, Inc.,
568		Series 2001-QS19, Class A2, 6.000%, 12/25/16	572
153		Series 2002-QS16, Class A3, IF, 16.129%, 10/25/17	161
966		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	678
252		Series 2003-QR24, Class A5, 4.000%, 07/25/33	209
1,392		Series 2003-QS12, Class A2A, IF, IO, 7.364%, 06/25/18	204
610		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	61
10,220		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	150
1,613		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,585
1,547		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,535
1,265		Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,213
443		Series 2003-QS3, Class A2, IF, 15.981%, 02/25/18	463
922		Series 2003-QS3, Class A8, IF, IO, 7.364%, 02/25/18	116
1,182		Series 2003-QS9, Class A3, IF, IO, 7.314%, 05/25/18	171
1,662		Series 2004-QA4, Class NB3, VAR, 5.383%, 09/25/34	1,561
521		Series 2004-QA6, Class NB2, VAR, 4.582%, 12/26/34	408
1,235		Series 2004-QS10, Class A6, 6.000%, 07/25/34	1,104
1,352		Series 2004-QS7, Class A4, 5.500%, 05/25/34	959
1,291		Series 2004-QS8, Class A2, 5.000%, 06/25/34	1,171
371		Series 2005-QA10, Class A31, VAR, 5.598%, 09/25/35	232
2,000		Series 2005-QA6, Class A32, VAR, 5.643%, 05/25/35	1,220
289		Series 2005-QA7, Class A21, VAR, 4.822%, 07/25/35	183
467		Series 2006-QA1, Class A21, VAR, 5.927%, 01/25/36	242
544		Series 2006-QS4, Class A7, IF, 19.961%, 04/25/36	458
936		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	577
		Residential Asset Securitization Trust,
323		Series 2002-A13, Class A4, 5.250%, 12/25/17	318
720		Series 2003-A13, Class A3, 5.500%, 01/25/34	577
319		Series 2003-A14, Class A1, 4.750%, 02/25/19	313
964		Series 2003-A5, Class A1, 5.500%, 06/25/33	920
401		Series 2005-A11, Class PO, PO, 10/25/35	231
4,629		Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	647
8,451		Series 2005-A2, Class A4, IF, IO, 4.814%, 03/25/35	840
1,886		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,065
1,000		Series 2006-A6, Class 2A13, 6.000%, 07/25/36	494
		Residential Funding Mortgage Securities I,
76		Series 2003-S11, Class A1, 2.500%, 06/25/18	76
509		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	507
1,554		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,414
595		Series 2003-S14, Class A4, PO, 07/25/18	518
838		Series 2003-S7, Class A17, 4.000%, 05/25/33	782
923		Series 2004-S6, Class 2A6, PO, 06/25/34	687
1,277		Series 2004-S6, Class 3A5, 4.500%, 06/25/19	1,245
1,055		Series 2005-SA4, Class 1A1, VAR, 3.770%, 09/25/35	752
		Residential Funding Securities LLC,
88		Series 2002-RM1, Class API, PO, 12/25/17	68
160		Series 2003-RM2, Class AP-3, PO, 05/25/33	115
187		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	140
1,000		SPST, Series 2009-1, Class A, 0.000%, 06/25/36	1,000
2,934		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.956%, 06/25/34	2,478
		Structured Asset Securities Corp.,
82		Series 2002-10H, Class 1AP, PO, 05/25/32	60
742		Series 2003-8, Class 1A2, 5.000%, 04/25/18	701
1,127		Series 2003-16, Class A3, VAR, 0.736%, 06/25/33	1,018
242		Series 2003-21, Class 1A3, 5.500%, 07/25/33	241
424		Series 2003-31A, Class B1, VAR, 3.450%, 10/25/33 (i)	216
1,740		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,703
801		Series 2003-33H, Class 1APO, PO, 10/25/33	528
5,683		Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	5,580
2,000		Series 2004-5H, Class A4, 5.540%, 12/25/33	1,911
1,425		Series 2005-6, Class 4A1, 5.000%, 05/25/35	1,395
467		Series 2005-6, Class 5A8, IF, 13.428%, 05/25/35	408
257		Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.556%, 09/25/43	220
		WaMu Mortgage Pass-Through Certificates,
1,512		Series 2002-S5, Class B3, 6.389%, 09/25/32	1,163
309		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	320
105		Series 2003-AR8, Class A, VAR, 2.852%, 08/25/33	98
1,392		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	1,357
2,175		Series 2003-S10, Class A5, 5.000%, 10/25/18	2,161
329		Series 2003-S10, Class A6, PO, 10/25/18	273
1,057		Series 2003-S11, Class 2A5, IF, 16.401%, 11/25/33	1,043
565		Series 2003-S7, Class A1, 4.500%, 08/25/18	569
1,463		Series 2003-S8, Class A4, 4.500%, 09/25/18	1,431
1,422		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,418
4,126		Series 2003-S9, Class A8, 5.250%, 10/25/33	3,745
310		Series 2003-S9, Class P, PO, 10/25/33	211
2,910		Series 2004-AR14, Class A1, VAR, 4.190%, 01/25/35	2,696
380		Series 2004-AR3, Class A1, VAR, 3.136%, 06/25/34	353
390		Series 2004-AR3, Class A2, VAR, 3.136%, 06/25/34	362
621		Series 2004-CB2, Class 7A, 5.500%, 08/25/19	622
1,424		Series 2004-S1, Class 1A3, VAR, 0.636%, 03/25/34	1,381
521		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	229
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
583		Series 2005-1, Class 1A1, 5.500%, 03/25/35	495
15,347		Series 2005-2, Class 1A4, IF, IO, 4.814%, 04/25/35	1,319
1,489		Series 2005-4, Class CB7, 5.500%, 06/25/35	1,061
660		Series 2005-4, Class DP, PO, 06/25/20	466
2,096		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,706
18,259		Series 2005-11, Class A4, IF, IO, 4.714%, 01/25/36	1,420
		Washington Mutual MSC Mortgage Pass-Through Certificates,
461		Series 2002-MS12, Class A, 6.500%, 05/25/32	445
272		Series 2004-RA4, Class 1P, PO, 04/25/19	234
		Wells Fargo Mortgage Backed Securities Trust,
1,055		Series 2003-8, Class A9, 4.500%, 08/25/18	1,063
3,625		Series 2003-11, Class 1A4, 4.750%, 10/25/18	3,433
852		Series 2003-11, Class 1APO, PO, 10/25/18	683
1,209		Series 2003-13, Class A7, 4.500%, 11/25/18	1,218
311		Series 2003-14, Class 1A1, 4.750%, 12/25/18	318
2,651		Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,709
747		Series 2003-16, Class 2A1, 4.500%, 12/25/18	759
21,680		Series 2003-16, Class 2AIO, IO, VAR, 0.120%, 12/25/18	48
1,153		Series 2003-17, Class APO, PO, 01/25/34	810
1,870		Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	1,836
512		Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	503
470		Series 2004-1, Class A11, PO, 02/25/34	274
703		Series 2004-2, Class APO, PO, 01/25/19	548
666		Series 2004-7, Class 2A1, 4.500%, 07/25/19	674
2,298		Series 2004-7, Class 2A2, 5.000%, 07/25/19	2,326
944		Series 2004-B, Class A1, VAR, 4.885%, 02/25/34	897
1,840		Series 2004-BB, Class A4, VAR, 4.069%, 01/25/35	1,806
776		Series 2004-EE, Class 2A1, VAR, 3.122%, 12/25/34	740
388		Series 2004-EE, Class 2A2, VAR, 3.122%, 12/25/34	372
1,804		Series 2004-EE, Class 3A1, VAR, 3.995%, 12/25/34	1,791
2,055		Series 2004-I, Class 1A1, VAR, 3.689%, 07/25/34	2,078
3,174		Series 2004-P, Class 2A1, VAR, 3.066%, 09/25/34	2,901
332		Series 2004-Q, Class 1A3, VAR, 4.880%, 09/25/34	282
1,878		Series 2004-V, Class 1A1, VAR, 3.301%, 10/25/34	1,849
741		Series 2005-9, Class 1APO, PO, 10/25/35	551
440		Series 2005-15, Class APO, PO, 12/25/20	309
924		Series 2005-AR16, Class 2A1, VAR, 3.750%, 10/25/35	770
1,105		Series 2005-AR8, Class 2A1, VAR, 3.530%, 06/25/35	1,003
235		Series 2006-AR17, Class A1, VAR, 5.334%, 10/25/36	159
2,200		Series 2007-7, Class A7, 6.000%, 06/25/37	1,413
1,726		Series 2007-11, Class A14, 6.000%, 08/25/37	1,351

			310,263

		Total Collateralized Mortgage Obligations (Cost $849,169)	883,472

		Mortgage Pass-Through Securities — 23.0%
		Federal Home Loan Mortgage Corp.,
451		ARM, 3.653%, 04/01/34	461
392		ARM, 4.189%, 12/01/33	404
270		ARM, 4.595%, 03/01/35	280
99		ARM, 5.130%, 01/01/30	102
823		ARM, 5.170%, 11/01/36	862
268		ARM, 5.374%, 07/01/37	280
940		ARM, 5.421%, 05/01/38	993
837		ARM, 5.439%, 03/01/36	880
886		ARM, 5.549%, 12/01/35	933
1,105		ARM, 5.566%, 05/01/36	1,165
1,465		ARM, 5.749%, 04/01/38	1,553
1,090		ARM, 5.753%, 03/01/36	1,143
2,556		ARM, 5.852%, 10/01/36	2,708
734		ARM, 5.938%, 02/01/37	779
2,198		ARM, 5.952%, 11/01/36	2,330
384		ARM, 5.966%, 10/01/36	409
809		ARM, 5.973%, 05/01/37	864
915		ARM, 5.990%, 02/01/37	973
1,077		ARM, 6.024%, 02/01/37	1,144
1,346		ARM, 6.032%, 06/01/36	1,423
1,467		ARM, 6.033%, 12/01/36	1,557
650		ARM, 6.054%, 10/01/37	688
1,021		ARM, 6.250%, 09/01/36	1,083
1,090		ARM, 6.303%, 10/01/36	1,158
3,385		ARM, 6.306%, 03/01/37	3,601
1,134		ARM, 6.488%, 02/01/37	1,206
1,869		ARM, 6.663%, 10/01/36	1,988
2,648		ARM, 6.706%, 11/01/36	2,816
927		ARM, 6.871%, 08/01/36	983
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
371		3.500%, 05/01/19	374
11,189		4.000%, 06/01/13 - 06/01/19 (m)	11,657
1,381		4.500%, 10/01/18	1,472
750		5.000%, 12/01/18	806
120		5.500%, 06/01/17	129
7,015		6.000%, 06/01/17 - 03/01/22	7,599
1,591		6.500%, 08/01/12 - 03/01/22	1,719
761		7.000%, 01/01/17 - 07/01/17	818
95		7.500%, 09/01/10 - 12/01/15	99
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,454		5.500%, 05/01/27	3,702
1,873		6.000%, 01/01/14 - 02/01/24	2,040
3,043		6.500%, 05/01/22 - 01/01/28	3,326
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,639		4.000%, 10/01/33	2,654
6,870		5.500%, 10/01/33 - 07/01/35	7,349
1,729		6.000%, 11/01/28 - 12/01/33	1,872
5,366		6.500%, 05/01/24 - 11/01/36 (m)	5,818
2,563		7.000%, 07/01/29 - 10/01/36	2,846
799		7.500%, 09/01/38	878
92		8.500%, 08/01/30	107
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,425		6.500%, 11/01/36 - 12/01/36	1,543
1,598		7.000%, 12/01/14 - 08/01/47	1,733
1,466		7.500%, 12/01/36	1,671
1,743		10.000%, 10/01/30	2,055
172		10.500%, 07/20/21	192
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
15		7.500%, 03/01/17 - 05/01/17	17
13		8.750%, 06/01/17	14
6		10.500%, 05/01/19	6
19		12.000%, 08/01/15 - 07/01/19	21
		Federal National Mortgage Association,
942		ARM, 2.485%, 08/01/34	949
1,008		ARM, 2.756%, 07/01/33	1,040
944		ARM, 2.781%, 10/01/34	965
939		ARM, 2.794%, 01/01/36	980
28		ARM, 2.864%, 03/01/19	28
598		ARM, 2.947%, 05/01/34	611
514		ARM, 3.070%, 10/01/34	527
787		ARM, 3.088%, 10/01/34	807
449		ARM, 3.107%, 09/01/35	461
263		ARM, 3.161%, 11/01/33	268
608		ARM, 3.228%, 09/01/34	626
703		ARM, 3.274%, 02/01/35	723
445		ARM, 3.282%, 04/01/34	455
46		ARM, 3.314%, 09/01/27	47
661		ARM, 3.440%, 08/01/34	679
670		ARM, 3.584%, 10/01/34	689
693		ARM, 3.602%, 06/01/34	715
415		ARM, 3.801%, 05/01/35	428
702		ARM, 3.803%, 02/01/34	721
1,841		ARM, 3.897%, 04/01/35	1,874
170		ARM, 3.949%, 03/01/29	176
519		ARM, 3.955%, 06/01/35	534
436		ARM, 3.968%, 01/01/33	443
4,875		ARM, 4.082%, 01/01/35 (m)	5,011
813		ARM, 4.118%, 09/01/33	846
487		ARM, 4.194%, 04/01/34	505
885		ARM, 4.266%, 08/01/34	918
1,560		ARM, 4.316%, 04/01/35	1,586
229		ARM, 4.618%, 05/01/35	238
456		ARM, 4.873%, 02/01/35	470
1,169		ARM, 4.954%, 07/01/33	1,237
2,015		ARM, 5.019%, 05/01/35	2,099
233		ARM, 5.020%, 01/01/34	241
1,170		ARM, 5.104%, 11/01/33	1,221
1,311		ARM, 5.116%, 10/01/34	1,363
1,050		ARM, 5.252%, 09/01/36	1,097
1,463		ARM, 5.340%, 01/01/38	1,546
637		ARM, 5.499%, 07/01/37	674
499		ARM, 5.587%, 12/01/36	527
43		ARM, 5.617%, 11/01/32	45
5,871		ARM, 5.686%, 01/01/23	6,272
2,175		ARM, 5.790%, 12/01/37	2,310
3,002		ARM, 5.900%, 11/01/36 - 12/01/36	3,185
711		ARM, 5.918%, 10/01/36	753
1,744		ARM, 5.937%, 07/01/36	1,853
2,732		ARM, 6.015%, 07/01/37	2,901
1,285		ARM, 6.085%, 08/01/36	1,364
1,815		ARM, 6.203%, 11/01/37	1,925
2,060		ARM, 6.212%, 06/01/36	2,189
2,006		ARM, 6.233%, 10/01/36	2,128
		Federal National Mortgage Association, 15 Year, Single Family,
16,669		4.000%, 07/01/18 - 12/01/18 (m)	17,431
8,062		4.500%, 07/01/18 - 09/01/20	8,544
3,054		5.000%, 12/01/16 - 10/01/19	3,277
10,654		5.500%, 09/01/19 - 07/01/20	11,531
9,728		6.000%, 06/01/16 - 08/01/21	10,566
1,947		6.500%, 09/01/13 - 04/01/22	2,115
2,864		7.000%, 12/01/16 - 08/01/21	3,091
174		7.500%, 03/01/17 - 10/01/17	190
255		8.000%, 04/01/11 - 01/01/16	272
57		8.500%, 09/01/11	58
–	(h)	9.000%, 02/01/10	–	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,111		6.000%, 02/01/14 - 04/01/24	1,207
3,195		6.500%, 06/01/16 - 07/01/24	3,506
89		7.500%, 09/01/21	102
		Federal National Mortgage Association, 30 Year FHA/VA,
102		6.000%, 09/01/33	110
517		6.500%, 03/01/29	564
309		7.000%, 10/01/28 - 02/01/33	345
104		8.000%, 06/01/28	119
30		8.500%, 03/01/30 - 06/01/30	35
453		9.000%, 05/01/18 - 06/01/31	519
20		10.000%, 07/01/19	22
20		10.500%, 11/01/18	22
38		11.000%, 04/01/19	43
		Federal National Mortgage Association, 30 Year, Single Family,
2,845		4.000%, 08/01/33 - 04/01/34	2,867
1,642		4.500%, 05/01/29 - 11/01/33	1,700
5,463		5.000%, 05/01/33 - 09/01/35	5,749
8,462		5.500%, 04/01/33 - 03/01/34	9,066
3,941		6.000%, 12/01/28 - 09/01/33	4,265
36		6.250%, 07/01/23	38
2,969		6.500%, 11/01/29 - 01/01/36	3,245
5,591		7.000%, 04/01/17 - 10/01/38	6,197
6,561		7.500%, 08/01/36 - 11/01/38	7,295
1,785		8.000%, 03/01/27 - 10/01/36	2,036
204		8.500%, 04/01/26 - 02/01/30	235
2		9.000%, 04/01/26	2
20		9.500%, 07/01/28	23
12		10.000%, 02/01/24	14
25		12.500%, 01/01/16	27
		Federal National Mortgage Association, Other,
1,409		4.000%, 11/01/33	1,393
1,672		4.500%, 11/01/14 - 08/01/33	1,728
1,188		5.500%, 05/01/13 - 09/01/33	1,243
504		6.000%, 02/01/36	540
2,174		6.500%, 10/01/35 - 06/01/36	2,351
3,453		7.000%, 12/01/36 - 10/01/46	3,791
45		10.195%, 06/15/21	51
20		10.250%, 07/15/13	22
17		11.000%, 08/20/20	19
253		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	272
		Government National Mortgage Association II, 30 Year, Single Family,
708		3.500%, 09/20/33	689
32		7.500%, 02/20/28 - 09/20/28	36
48		8.000%, 06/20/26 - 11/20/28	55
29		8.500%, 03/20/25 - 05/20/25	34
		Government National Mortgage Association, 15 Year, Single Family,
443		6.000%, 06/15/18	479
115		7.000%, 09/15/14 - 10/15/16	125
78		7.500%, 11/15/17	85
382		8.000%, 01/15/16	413
		Government National Mortgage Association, 20 Year, Single Family,
834		6.500%, 08/15/22 - 11/15/23	893
102		7.000%, 08/15/23	114
		Government National Mortgage Association, 30 Year, Single Family,
221		6.375%, 08/15/26	240
814		6.500%, 03/15/28 - 04/15/33	882
1,905		7.000%, 04/15/32 - 06/15/33	2,119
154		7.500%, 11/15/22 - 01/15/33	176
17		8.000%, 09/15/22 - 04/15/28	20
14		9.000%, 02/15/30 - 01/15/31	17
1,636		9.500%, 10/15/24	1,997
17		11.000%, 01/15/21	18

		Total Mortgage Pass-Through Securities (Cost $269,113)	282,763

		U.S. Government Agency Securities — 0.3%
3,094		Federal Home Loan Bank System, 4.720%, 09/20/12	3,303
518		Federal National Mortgage Association, 5.500%, 03/15/11	551

		Total U.S. Government Agency Securities (Cost $3,616)	3,854

		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bonds Coupon STRIPS,
932		05/15/14	857
129		02/15/16	110

		Total U.S. Treasury Obligations (Cost $836)	967

SHARES

		Short-Term Investment — 3.8%
		Investment Company — 3.8%
46,577		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $46,577)	46,577

		Total Investments — 99.9% (Cost $1,181,429)	1,228,781
		Other Assets in Excess of Liabilities — 0.1%	893

		NET ASSETS — 100.0%	$1,229,674

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,175
Aggregate gross unrealized depreciation	(40,823)

Net unrealized appreciation/depreciation	$47,352

Federal income tax cost of investments	$1,181,429

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities	$46,577	$1,182,204	$—	$1,228,781

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 95.8%
	Alabama — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,364

	Other Revenue — 0.5%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 06/01/10	1,842
2,000	Rev., 5.750%, 12/01/11	2,018
2,290	Rev., 5.850%, 06/01/10	2,354

		6,214

	Total Alabama	7,578

	Alaska — 2.3%
	Education — 0.9%
	Alaska Student Loan Corp.,
4,500	Series A, Rev., GTD Student Loans, 5.000%, 06/01/11	4,711
3,000	Series A-2, Rev., AMT, 5.000%, 12/01/16	3,105
3,000	Series A-3, Rev., AMT, 5.000%, 06/01/13	3,219

		11,035

	General Obligation — 0.5%
6,350	City of North Slope Boro, Series A, GO, NATL-RE, Zero Coupon, 06/30/13	5,863

	Housing — 0.3%
3,410	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/15	3,459

	Other Revenue — 0.2%
2,500	Northern TOB Securitization Corp., Series A, Rev., 4.625%, 06/01/14	2,313

	Prerefunded — 0.4%
4,805	Four Dam Pool Power Agency, Electrical, Series A, Rev., LOC: Dexia Credit Local, 5.000%, 07/01/14 (p)	5,465

	Total Alaska	28,135

	Arizona — 2.5%
	Certificate of Participation/Lease — 0.8%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,341
1,395	Gila County, COP, 6.400%, 06/01/14 (i)	1,402
	Pinal County,
3,065	COP, 5.250%, 12/01/14	3,138
2,910	COP, 5.250%, 12/01/14	3,000

		9,881

	Hospital — 0.5%
2,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/13	2,146
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/10	771
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,007

		5,924

	Housing — 0.6%
415	Arizona Housing Finance Authority, Series 2A, Rev., GNMA/FNMA/FHLMC, 5.625%, 07/01/12	431
	Maricopa County IDA, Single Family Mortgage,
3,232	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 05/01/16	3,391
440	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 09/01/12	460
420	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 09/01/12	439
	Tucson & Prima Counties IDA, Single Family Mortgage,
750	Series 1A, Rev., GNMA COLL, 5.625%, 07/01/12	775
1,010	Series B, Rev., GNMA/FNMA/FHLMC, 4.600%, 06/01/17	1,017
	Tucson & Prima Counties IDA, Single Family Mortgage, Mortgage-Backed Securities Program,
65	Series 1A, Rev., GNMA/FNMA, 5.700%, 01/01/10	67
40	Series 1A, Rev., GNMA/FNMA, 6.100%, 01/01/10	41

		6,621

	Prerefunded — 0.3%
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/12 (p)	3,955

	Water & Sewer — 0.3%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,221

	Total Arizona	29,602

	Arkansas — 1.0%
	Hospital — 0.4%
5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.600%, 01/04/10	5,000

	Housing — 0.1%
910	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	966
3	Lonoke County Residential Housing Facilities Board, Single Family Mortgage, Series A-2, Rev., FNMA COLL, 7.900%, 04/01/11	2
2	Stuttgart Public Facilities Board, Single Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.900%, 01/04/10	2

		970

	Special Tax — 0.5%
	City of Fayetteville, Sales & Use Tax,
65	Rev., FSA, 4.125%, 11/01/15	66
330	Rev., FSA, 4.250%, 11/01/15	343
1,000	Series A, Rev., FSA, 4.000%, 11/01/16	995
3,000	City of Springdale, Sales & Use Tax, Rev., FSA, 4.250%, 07/01/13	2,973
1,530	Rogers Arkansas Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/17	1,615

		5,992

	Total Arkansas	11,962

	California — 4.9%
	Certificate of Participation/Lease — 0.4%
5,000	Sacramento City Financing Authority, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/15	5,164

	General Obligation — 2.1%
3,000	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,461
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	3,084
	State of California,
5,000	GO, 5.000%, 10/01/15	5,496
5,000	GO, 5.125%, 04/01/14	5,065
	State of California, Various Purpose,
5,000	GO, 5.000%, 03/01/14	5,520
5,000	GO, 5.000%, 12/01/17	4,964

		25,590

	Hospital — 0.4%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/12	4,294

	Housing — 1.3%
465	California Home Mortgage Finance Authority, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC, 4.350%, 02/01/17	466
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 12/18/09	1,445
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
1,505	Series A, Rev., FNMA/GNMA/FHLMC, 4.200%, 02/01/17	1,465
55	Series A, Rev., GNMA/FNMA, 5.000%, 06/01/11	56
2,805	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 06/01/16	2,912
1,085	Series C, Rev., GNMA/FNMA/FHLMC, 4.100%, 02/01/17	1,084
5,225	Series FH-1, Rev., 5.500%, 02/01/16 (i)	3,138
4,635	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,758
60	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.250%, 01/01/10 (i)	60

		15,384

	Other Revenue — 0.3%
3,000	California Statewide Communities Development Authority, Inland Regional Center, Rev., 5.000%, 12/01/17	2,733
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,012

		3,745

	Transportation — 0.4%
4,000	San Francisco City & County Airports Commission, Series 34E, Rev., AMT, FSA, 5.750%, 05/01/18	4,262

	Total California	58,439

	Colorado — 4.4%
	General Obligation — 0.8%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,000	GO, NATL-RE-IBC, 5.000%, 12/15/11	6,523
2,925	GO, 5.250%, 12/15/20	3,424

		9,947

	Hospital — 0.4%
2,365	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13	2,531
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/17	2,416

		4,947

	Housing — 1.8%
1,220	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 01/04/10	393
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, Rev., AMT, 4.450%, 04/01/11	662
985	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	1,017
975	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/12	1,004
	Colorado Housing & Facilities Finance Authority, Single Family Program,
115	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/10	117
920	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 01/04/10	982
	Denver City & County, Capital Appreciation, Single Family Mortgage,
1,000	Series A, Rev., MGIC, Zero Coupon, 12/18/09	970
9,850	Series A, Rev., MGIC, Zero Coupon, 12/18/09	7,754
3,423	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 08/01/16	3,566
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
140	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/12	142
325	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 05/01/12	334
150	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/10	152
2,359	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 03/01/16	2,444
1,235	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 10/01/17	1,312
159	IDK Partners III Trust, Pass-Through Certificates, Class A, 5.100%, 08/01/23 (i)	159

		21,008

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 01/04/10	1,924

	Prerefunded — 0.6%
5,030	City of Aurora, Single Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	3,595
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	155
3,500	Mesa County, Compound Interest, Rev., Zero Coupon, 12/01/11 (p)	3,433

		7,183

	Transportation — 0.6%
	Denver City & County, Airport,
2,410	Series D, Rev., FSA, 5.500%, 11/15/11	2,559
3,500	Series D, Rev., FSA, 5.500%, 11/15/11	3,705
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/04/10	683

		6,947

	Water & Sewer — 0.0% (g)
405	City of Erie, Unrefunded Balance, Rev., ACA, 5.125%, 01/04/10 (i)	405

	Total Colorado	52,361

	Delaware — 0.8%
	Housing — 0.8%
	Delaware State Housing Authority, Single Family Mortgage,
1,105	Series A, Rev., 4.350%, 01/01/17	1,107
860	Series A-1, Rev., AMBAC, 5.170%, 01/04/10	860
2,190	Series B, Rev., 4.350%, 07/01/17	2,023
4,575	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/17	4,857
980	Series D-1, Rev., AMT, 4.625%, 07/01/17	990

	Total Delaware	9,837

	District of Columbia — 0.5%
	Housing — 0.2%
2,090	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/15	2,130

	Transportation — 0.3%
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/19	4,405

	Total District of Columbia	6,535

	Florida — 7.2%
	Certificate of Participation/Lease — 0.5%
4,000	Collier County School Board, COP, FSA, 5.250%, 02/15/21	4,354
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,225

		6,579

	Education — 0.5%
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,488
2,880	Series F-1, Rev., NATL-RE, 5.500%, 08/01/11	2,964

		5,452

	Hospital — 0.8%
	Highlands County Health Facilities Authority, Adventist Health,
1,000	Series A, Rev., VAR, 5.000%, 11/15/15	1,038
500	Series A, Rev., VAR, 5.000%, 11/15/15	527
2,500	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	2,583
5,000	South Miami Health Facilities Authority, Baptist Health South Florida Group, Rev., 5.000%, 08/15/17	5,109

		9,257

	Housing — 1.3%
1,580	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/17	1,579
	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program,
2,800	Series A, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 4.800%, 04/01/15	2,767
950	Series A-1, Rev., GNMA/FNMA/FHLMC, 4.150%, 04/01/16	950
	Hillsborough County Housing Finance Authority,
1,795	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/15	1,818
1,165	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/16	1,171
955	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 04/01/15	971
	Orange County, Housing Finance Authority,
2,345	Series A, Rev., AMT, GNMA, 5.125%, 03/01/17	2,371
570	Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/12	585
	Pinellas County Housing Finance Authority, Multi-County Program,
1,815	Series A-2, Rev., AMT, GNMA FNMA FHLMC, 4.900%, 03/01/17	1,792
1,580	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/15	1,607

		15,611

	Resource Recovery — 0.6%
	Lee County, Solid Waste System,
1,135	Rev., NATL-RE, 5.625%, 10/01/11	1,192
6,850	Series A, Rev., AMBAC, 5.000%, 10/01/16	6,589

		7,781

	Special Tax — 0.2%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 01/04/10	1,977

	Transportation — 1.4%
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., NATL-RE, 5.375%, 10/01/13	8,327
5,000	Series A, Rev., NATL-RE, 5.500%, 10/01/13	5,362
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, CIFG/FSA-CR, 5.000%, 10/01/15	3,191

		16,880

	Utility — 1.4%
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.000%, 10/01/12	4,007
2,330	Rev., AMBAC, 5.000%, 10/01/13	2,544
4,640	Rev., AMBAC, 5.000%, 10/01/13	4,999
5,000	Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	5,279

		16,829

	Water & Sewer — 0.5%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	5,653

	Total Florida	86,019

	Georgia — 1.2%
	Certificate of Participation/Lease — 0.5%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,739

	General Obligation — 0.5%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,056

	Housing — 0.2%
2,620	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 10/01/17	2,706

	Total Georgia	14,501

	Hawaii — 0.3%
	General Obligation — 0.3%
2,900	City & County of Honolulu, Series D, GO, 5.250%, 09/01/19	3,161

	Prerefunded — 0.0% (g)
360	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL, 5.000%, 07/20/10 (p)	374

	Total Hawaii	3,535

	Idaho — 0.1%
	Housing — 0.1%
840	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/11	867
	Idaho Housing & Finance Association, Single Family Mortgage,
70	Series D, Rev., FHA/VA MTGS, 6.450%, 01/04/10	70
130	Series E-2, Rev., 5.950%, 01/04/10	130
145	Series H, Rev., FHA/VA MTGS, 6.050%, 01/04/10	146
60	Sub Series A, Rev., FHA/VA MTGS, 5.350%, 01/04/10	60

	Total Idaho	1,273

	Illinois — 5.5%
	Certificate of Participation/Lease — 0.4%
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.000%, 03/15/12	3,196
1,750	Series A, COP, AMBAC, 5.000%, 03/15/13	1,908

		5,104

	General Obligation — 1.9%
3,000	Chicago Board of Education, Series C, GO, 5.250%, 12/01/18	3,209
7,580	City of Chicago, Series A, GO, FSA, 5.250%, 01/01/14	8,308
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 06/01/10	358
8,680	State of Illinois, Series 1, GO, NATL-RE, FGIC, 6.000%, 11/01/26	10,260

		22,135

	Hospital — 0.1%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 05/15/14	1,503

	Housing — 2.3%
	City of Aurora, Single Family Mortgage,
2,446	Series A, Rev., AMT, GNMA/FNMA/FHLMC, FHA/VA GTD, 5.500%, 12/01/39	2,576
2,510	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	2,636
	City of Chicago, Single Family Mortgage,
1,405	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 04/01/12	1,476
3,110	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/15	3,321
720	Series C, Rev., GNMA/FNMA/FHLMC, 4.200%, 12/01/16	722
155	Series C, Rev., NATL-RE-IBC GNMA/FNMA/FHLMC, 7.000%, 09/01/10	159
4,750	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/16	5,019
3,265	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 12/01/16	3,412
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,035	Series A, Rev., GNMA COLL, 6.500%, 07/20/10	3,244
4,465	Series A, Rev., GNMA COLL, 6.600%, 07/20/10	4,746
45	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 01/04/10	46

		27,357

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,485	City of Chicago, Peoples Gas Light & Coke, Series B, Rev., VAR, 4.750%, 01/04/10	3,544

	Transportation — 0.5%
5,980	Chicago O’Hare International Airport, 3rd Lien, Series C, Rev., AMT, NATL-RE, 5.250%, 01/01/15	6,006
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.125%, 01/01/11	100

		6,106

	Total Illinois	65,749

	Indiana — 2.1%
	Hospital — 0.4%
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	826
1,095	Rev., 5.000%, 11/15/15	1,101
1,000	Rev., 5.250%, 11/15/15	937
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 05/01/13	1,904

		4,768

	Housing — 0.6%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
45	Series A, Rev., GNMA COLL-FHA, 3.400%, 12/20/09	45
550	Series A, Rev., GNMA COLL-FHA, 4.150%, 01/04/10	554
700	Series A, Rev., GNMA COLL-FHA, 4.375%, 01/04/10	690
	Indiana Housing & Community Development Authority,
3,585	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/14	3,651
2,440	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/15	2,484

		7,424

	Other Revenue — 0.4%
4,790	Indiana State Finance Authority Revenue, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/18	5,086

	Transportation — 0.3%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,246

	Water & Sewer — 0.4%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 01/01/16	4,372

	Total Indiana	24,896

	Iowa — 0.4%
	Prerefunded — 0.4%
4,795	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.300%, 06/01/11 (p)	5,114

	Kansas — 1.4%
	Housing — 1.4%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
3,195	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/15	3,331
1,285	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/15	1,319
680	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/15	708
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
810	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/13	852
4,135	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/16	4,310
2,875	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 06/01/16	2,998
935	Series B-3, Rev., GNMA/FNMA, 5.750%, 12/01/12	988
1,205	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 12/01/16	1,206
665	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.100%, 12/01/16	660

	Total Kansas	16,372

	Louisiana — 2.4%
	Certificate of Participation/Lease — 0.1%
1,000	Louisiana State Military Department, CR, COP, Rev., 5.000%, 08/01/15	1,084

	Hospital — 0.9%
5,000	Louisiana Public Facilities Authority, Franciscan Missionaries, Series A, Rev., FSA, 5.750%, 07/01/18	5,603
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.250%, 03/01/11	558
515	Series B, GO, RADIAN, 5.250%, 03/01/12	541
440	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 01/04/10	412
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
2,000	Series A, Rev., 5.375%, 02/01/13	2,081
1,190	Series A, Rev., 5.375%, 02/01/13	1,220

		10,415

	Housing — 0.8%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
255	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/13	259
2,950	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/16	3,046
1,038	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	1,125
	Jefferson Parish Home Mortgage Authority, Single Family Mortgage,
590	Series B-1, Rev., GNMA/FNMA COLL, 6.650%, 06/01/11	630
2,975	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/13	2,972
205	Series C-1, Rev., GNMA/FNMA, 7.000%, 06/01/10	207
1,050	Jefferson Parish School Board, Sales & Use Tax, Single Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 12/01/16	1,063
75	Louisiana Housing Finance Agency, Single Family Access Program, Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.050%, 06/01/31	77

		9,379

	Utility — 0.6%
	Louisiana Energy & Power Authority,
4,320	Rev., FSA, 5.750%, 01/01/12	4,742
2,290	Rev., FSA, 5.750%, 01/01/13	2,591

		7,333

	Total Louisiana	28,211

	Maryland — 2.4%
	General Obligation — 2.3%
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 08/01/18	5,957
	State of Maryland, State and Local Facilities Lien,
6,000	Series 1, GO, 5.000%, 03/15/17	6,775
7,675	Series 2, GO, 5.000%, 08/01/13	8,676
5,450	Series 2, GO, 5.000%, 08/01/13	6,225

		27,633

	Housing — 0.1%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 01/04/10	288
760	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	800
120	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 06/01/12	123

		1,211

	Total Maryland	28,844

	Massachusetts — 2.4%
	Education — 0.1%
1,795	Massachusetts Educational Financing Authority, Educational Loan, Series E, Rev., AMBAC, 4.600%, 01/01/10	1,799

	General Obligation — 0.7%
	Commonwealth of Massachusetts,
5,250	Series A, GO, 5.000%, 08/01/18	5,792
2,500	Series B, GO, FSA, 5.250%, 09/01/21	2,972

		8,764

	Housing — 0.7%
3,725	Boston Housing Authority, Rev., FSA, 5.000%, 04/01/16	4,254
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., VAR, AMT, 4.900%, 12/01/15	1,007
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	702
700	Series A, Rev., 3.600%, 10/01/12	741
725	Series A, Rev., 3.750%, 10/01/13	775
750	Series A, Rev., 3.900%, 10/01/14	808

		8,287

	Prerefunded — 0.4%
3,920	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.375%, 08/01/12 (p)	4,355

	Water & Sewer — 0.5%
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	5,915

	Total Massachusetts	29,120

	Michigan — 2.2%
	Hospital — 1.0%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,155
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
5,000	Rev., 5.500%, 11/01/13	5,068
2,500	Series A, Rev., 5.000%, 07/15/15	2,540
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/14	2,402

		12,165

	Housing — 0.5%
	Michigan State Housing Development Authority,
3,780	Series A, Rev., AMT, 5.000%, 12/01/15	3,848
2,030	Series D, Rev., AMT, FSA, 4.950%, 07/01/15	2,051

		5,899

	Other Revenue — 0.2%
2,500	Michigan Municipal Bond Authority, Local Government Loan Program, Series B, Rev., AMBAC, 5.000%, 12/01/09	2,500

	Water & Sewer — 0.5%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.000%, 07/01/16	5,681

	Total Michigan	26,245

	Minnesota — 2.1%
	Housing — 1.8%
6,303	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 02/01/17	6,488
4,541	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 02/01/17	4,704
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 01/04/10	1,635
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,655	Series D, Rev., VAR, AMT, 5.500%, 07/01/16	1,711
5,770	Series L, Rev., AMT, 5.500%, 01/01/17	5,966
890	Minnesota Housing Finance Agency, Single Family Mortgage, Series A, Rev., 5.750%, 01/04/10	891

		21,395

	Transportation — 0.3%
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series B, Rev., AMT, 5.000%, 01/01/16	3,218

	Total Minnesota	24,613

	Mississippi — 1.2%
	Education — 0.6%
970	Jackson State University Educational Building Corp., Campus Facilities Project, Rev., VAR, 5.000%, 03/01/11	1,003
6,400	Mississippi Higher Education Assistance Corp., Student Loan, Series B-3, Rev., GTD Student Loans, 5.450%, 03/01/10	6,098

		7,101

	Housing — 0.6%
6,585	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/17	6,911

	Total Mississippi	14,012

	Missouri — 1.2%
	Housing — 0.9%
	Missouri Housing Development Commission, Home Ownership Loan Program,
2,560	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/14	2,642
985	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 09/01/16	1,004
4,215	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 03/01/17	4,343
2,485	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/16	2,624
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
115	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.150%, 03/01/10	117
160	Series B-1, Rev., AMT, NATL-RE-IBC, 7.450%, 03/01/10	162

		10,892

	Prerefunded — 0.1%
915	Cameron IDA, Community Hospital, Rev., ACA, 6.250%, 12/01/10 (p)	972

	Transportation — 0.2%
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, FSA, 5.000%, 07/01/17	2,139

	Total Missouri	14,003

	Montana — 0.4%
	Housing — 0.4%
	Montana Board of Housing, Single Family Mortgage,
3,885	Series A, Rev., 5.250%, 06/01/15	3,986
970	Series B-2, Rev., AMT, 6.000%, 06/01/10	1,004

	Total Montana	4,990

	Nebraska — 0.4%
	Housing — 0.4%
	Nebraska Investment Finance Authority,
2,275	Series C, Rev., 5.500%, 03/01/15	2,321
2,805	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/14	2,834

	Total Nebraska	5,155

	Nevada — 2.3%
	Education — 0.5%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16	5,774

	General Obligation — 1.3%
14,575	Clark County School District, Series B, GO, FSA, 5.000%, 06/15/14	15,572

	Housing — 0.4%
920	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/10	929
	Nevada Housing Division, Single Family Mortgage,
5	Series B-1, Rev., AMT, 6.000%, 01/04/10	5
35	Sub Series A-1, Rev., AMT, 5.200%, 01/04/10	35
3,220	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 03/01/17	3,371

		4,340

	Other Revenue — 0.1%
1,745	Las Vegas Special Improvement District No. 707, Series A, Special Assessment, FSA, 5.400%, 06/01/10	1,761

	Total Nevada	27,447

	New Hampshire — 0.6%
	Housing — 0.2%
1,940	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 01/01/18	2,151

	Other Revenue — 0.4%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,283
900	Rev., NATL-RE, 5.500%, 06/01/27	1,090

		5,373

	Total New Hampshire	7,524

	New Jersey — 3.8%
	Education — 0.6%
	New Jersey EDA, School Facilities Construction,
3,000	Series O, Rev., 5.250%, 03/01/14	3,389
3,000	Series P, Rev., 5.250%, 09/01/15	3,398

		6,787

	General Obligation — 0.1%
1,215	Egg Harbor Township School District, GO, FSA, 5.750%, 07/15/24	1,505

	Hospital — 0.2%
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.000%, 07/01/10	1,307
1,355	Rev., RADIAN, 5.000%, 07/01/11	1,376

		2,683

	Other Revenue — 0.9%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,493
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	5,117
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,161
2,550	Series 1A, Rev., 5.000%, 06/01/17	2,457

		11,228

	Transportation — 2.0%
	New Jersey Transportation Trust Fund Authority,
5,000	Series A, Rev., 5.250%, 12/15/20	5,593
2,000	Series A, Rev., 5.500%, 12/15/21	2,259
5,000	Series A, Rev., AMBAC, 5.500%, 12/15/15	5,777
8,690	Series B, Rev., AMBAC, 5.250%, 12/15/22	9,684

		23,313

	Total New Jersey	45,516

	New Mexico — 1.1%
	Housing — 1.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
3,500	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.250%, 01/01/17	3,302
3,460	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 01/01/17	3,464
3,030	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/12	3,045
3,010	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 07/01/15	3,132
660	Series E-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.800%, 01/04/10	670

	Total New Mexico	13,613

	New York — 8.3%
	Certificate of Participation/Lease — 2.0%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, COP, Rev., AMBAC, 5.500%, 05/15/20	5,676
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, COP, Rev., 6.000%, 08/15/16	3,089
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, COP, Rev., 5.000%, 06/01/12	4,364
1,675	Series B-1, COP, Rev., XLCA-ICR, 4.000%, 06/01/12	1,785
8,000	Series B-1C, COP, Rev., 5.500%, 06/01/11	8,357

		23,271

	Education — 0.8%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 06/01/13	2,086
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/17	5,477
1,295	Series B, Rev., VAR, 5.250%, 05/15/12	1,404

		8,967

	General Obligation — 2.8%
	New York City,
5,000	Series C, GO, 5.500%, 02/01/13	5,593
7,500	Series D, GO, 5.000%, 11/01/14	7,928
5,270	Series G, GO, 5.000%, 08/01/13	5,901
5,000	Series G, GO, 5.000%, 08/01/14	5,673
4,000	Series G, GO, 5.250%, 02/01/14	4,442
3,985	New York City, Unrefunded Balance, Series J, GO, 5.500%, 06/01/13	4,433

		33,970

	Other Revenue — 0.2%
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.000%, 07/01/11	1,141
1,150	Rev., AMBAC, 5.000%, 07/01/12	1,212

		2,353

	Resource Recovery — 0.2%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., FSA, 5.000%, 07/01/13	2,298

	Special Tax — 0.6%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series A, Rev., VAR, 5.500%, 11/01/11	5,372
2,000	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19	2,227

		7,599

	Transportation — 1.7%
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,135
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,420
5,000	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	5,577
5,000	Port Authority of New York & New Jersey, CONS-117, Series 117, Rev., NATL-RE, FGIC, 5.125%, 01/04/10	5,034
3,370	Port Authority of New York & New Jersey, CONS-124, Series 124, Rev., 5.000%, 01/04/10	3,391
4,000	Port Authority of New York & New Jersey, CONS-131, Rev., CIFG-TCRS, 5.000%, 06/15/13	4,172

		20,729

	Total New York	99,187

	North Carolina — 3.7%
	Education — 0.1%
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/19	1,539

	General Obligation — 2.0%
	Mecklenburg County,
2,000	Series A, GO, 5.000%, 08/01/19	2,384
4,000	Series C, GO, 5.000%, 03/01/15	4,689
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 03/01/15	12,602
3,250	Union County, Series B, GO, 5.000%, 03/01/17	3,818

		23,493

	Housing — 0.8%
635	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/14	662
4,075	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	4,202
	North Carolina Housing Finance Agency, Home Ownership,
2,200	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/15	2,225
2,135	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/16	2,182

		9,271

	Utility — 0.5%
5,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.250%, 01/01/16	5,645

	Water & Sewer — 0.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/19	3,902

	Total North Carolina	43,850

	Ohio — 2.7%
	General Obligation — 1.0%
	Dublin City School District, Capital Appreciation,
2,885	GO, NATL-RE, FGIC, Zero Coupon, 12/01/13	2,660
3,580	GO, NATL-RE, FGIC, Zero Coupon, 12/01/14	3,161
5,000	State of Ohio, Series A, GO, 5.500%, 02/01/20	5,959

		11,780

	Housing — 0.7%
550	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.000%, 09/20/14	570
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.950%, 12/20/10	1,102
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
130	Series B, Rev., AMT, GNMA COLL, 4.650%, 01/04/10	131
725	Series C, Rev., GNMA COLL, 4.625%, 01/01/11	731
	Summit County Port Authority, Eastland Woods Project,
35	Series A, Rev., FHA, GNMA COLL, 3.250%, 12/20/09	35
425	Series A, Rev., FHA, GNMA COLL, 4.000%, 06/20/14	430
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 06/20/14	580
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 06/20/14	1,032
4,000	Summit County Port Authority, Edgewood Apartments Project, Rev., 4.250%, 05/01/10	4,011

		8,622

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,305	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 01/04/10	1,209
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/11	380
720	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Series B, Tax Allocation, 4.500%, 05/15/14	521
300	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series E, Rev., 6.100%, 11/15/10	296

		2,406

	Other Revenue — 0.2%
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,752

	Prerefunded — 0.1%
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund,
1,000	Series C, Rev., 5.350%, 11/15/12 (p)	1,058
230	Series C, Rev., 6.000%, 05/15/11 (p)	240

		1,298

	Water & Sewer — 0.5%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	5,868

	Total Ohio	32,726

	Oklahoma — 0.7%
	Housing — 0.5%
580	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/10	592
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
4,185	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 04/01/16	4,296
1,547	Series A-2, Rev., GNMA, 5.700%, 04/01/15	1,608

		6,496

	Special Tax — 0.2%
2,000	City of Enid, Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.500%, 01/04/10	2,004

	Total Oklahoma	8,500

	Oregon — 0.4%
	General Obligation — 0.2%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,154

	Housing — 0.2%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of The West, 5.100%, 05/01/13	2,656

	Total Oregon	4,810

	Other Territories — 0.6%
	Housing — 0.6%
2,035	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 06/01/12	1,814
1,245	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 12/01/12	1,086
2,435	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 12/01/11	2,333
1,555	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 06/01/11	1,482

	Total Other Territories	6,715

	Pennsylvania — 2.1%
	Education — 0.2%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,108

	General Obligation — 0.4%
	City of Philadelphia,
3,000	Series A, GO, FSA, 5.000%, 08/01/14	3,337
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,788

		5,125

	Hospital — 0.4%
1,875	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,984
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (i)	2,454

		4,438

	Housing — 0.2%
1,545	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/16	1,582
800	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 64, Rev., AMT, 5.250%, 01/04/10	800
200	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	198
165	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	163
160	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	158

		2,901

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 3.900%, 02/01/10	2,003

	Other Revenue — 0.1%
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Series A, Tax Allocation, 5.000%, 12/15/11	1,290

	Resource Recovery — 0.6%
6,925	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, FSA, 5.000%, 12/01/13	7,066

	Total Pennsylvania	24,931

	South Carolina — 1.8%
	Certificate of Participation/Lease — 0.5%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, COP, Rev., 5.250%, 12/01/15	3,704
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/13	2,739

		6,443

	General Obligation — 0.6%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19	6,622

	Hospital — 0.5%
	Lexington County, Health Services District,
925	Rev., 6.000%, 05/01/11	972
1,090	Rev., 6.000%, 05/01/14	1,215
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 08/15/14	4,233

		6,420

	Other Revenue — 0.2%
2,175	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/31/09	2,175

	Total South Carolina	21,660

	South Dakota — 0.3%
	Housing — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
40	Series D, Rev., 4.800%, 05/01/11	42
50	Series D, Rev., 4.900%, 11/01/11	52
2,920	Series E, Rev., 6.000%, 05/01/18	3,056

	Total South Dakota	3,150

	Tennessee — 2.7%
	Housing — 1.1%
3,270	Knox County, Health Educational & Housing Facilities Board, Multi-Family, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.900%, 06/01/11	3,431
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 09/13/11	2,091
	Tennessee Housing Development Agency, Home Ownership Program,
5,510	Series 2006-2, Rev., AMT, 5.750%, 01/01/16	5,738
2,060	Series 2007-1, Rev., AMT, 5.500%, 01/01/17	2,130

		13,390

	Prerefunded — 0.3%
3,000	Johnson City Health & Educational Facilities Board, Mountain States Health, 1st Mortgage, Series A, Rev., NATL-RE, 6.000%, 07/01/10 (p)	3,093

	Utility — 0.8%
10,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	9,701

	Water & Sewer — 0.5%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., FSA, 5.250%, 01/01/21	5,808

	Total Tennessee	31,992

	Texas — 6.1%
	General Obligation — 1.8%
4,685	El Paso County Hospital District, Certicates Obligation, GO, AMBAC, 5.000%, 08/15/15	4,990
4,000	Fort Bend County, GO, 5.250%, 03/01/18	4,302
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/19	2,482
	Little Elm Independent School District, Capital Appreciation,
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	554
1,630	GO, PSF-GTD, Zero Coupon, 08/15/12	438
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	487
1,900	Northside Independent School District, School Building, Series C, GO, VAR, PSF-GTD, 4.100%, 05/31/12	2,015
4,000	State of Texas, Series B1 & B2, GO, VAR, 8.789%, 04/06/10	4,401
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,980

		21,649

	Hospital — 0.4%
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.250%, 12/01/13	1,556
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	103
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.000%, 01/04/10	3,012

		4,671

	Housing — 1.2%
10	Galveston Property Finance Authority, Single Family Mortgage, Series A, Rev., 8.500%, 01/04/10	10
380	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	382
2,905	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Class A, Rev., GNMA/FNMA/FHLMC, 5.500%, 01/01/16	3,031
1,615	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/16	1,611
2,374	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/16	2,477
4,915	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/15	5,164
700	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA COLL, 6.200%, 09/01/12	714
834	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 02/01/17	864

		14,253

	Other Revenue — 0.2%
2,525	Harris County, Tax & Sub Lien, Series B, Rev., VAR, FSA, 5.000%, 08/15/12	2,751

	Transportation — 2.1%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/13	3,184
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	2,259
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,500	Series A, Rev., 5.000%, 11/01/16	1,575
6,000	Series A, Rev., FSA, 5.500%, 11/01/13	6,153
	Texas State Transportation Commission, First Tier,
5,000	Series A, Rev., 5.000%, 04/01/16	5,720
6,000	Series A, Rev., 5.000%, 04/01/16	6,487

		25,378

	Utility — 0.4%
950	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	1,078
3,000	Lower Colorado River Authority, Transmission Service, Rev., FSA, 5.250%, 05/15/12	3,144

		4,222

	Total Texas	72,924

	Utah — 0.6%
	Education — 0.3%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,757

	Housing — 0.0% (g)
	Utah State Housing Finance Agency, Single Family Mortgage,
315	Series D-2, Rev., FHA/VA MTGS, 5.350%, 01/04/10	315
5	Series F, Class II, Rev., 6.300%, 01/04/10	5

		320

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/11	3,468

	Total Utah	7,545

	Virginia — 2.6%
	Education — 0.7%
	Virginia Public School Authority, School Financing,
4,000	Series B-1, Rev., 5.000%, 08/01/19	4,533
3,205	Series B-1, Rev.., 5.000%, 08/01/17	3,763

		8,296

	General Obligation — 0.5%
5,045	Chesterfield County, Public Improvement, GO, 5.000%, 01/01/17	5,740

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	1,053

	Other Revenue — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18	2,346
5,000	Virginia Public School Authority, School Financing, Series C, Rev., 5.000%, 08/01/16	5,849

		8,195

	Resource Recovery — 0.2%
1,110	Virginia Resources Authority, Series A, Rev., 5.000%, 11/01/17	1,313
1,500	Virginia Resources Authority, Pooled Financing, Series B, Rev., 5.000%, 11/01/16	1,768

		3,081

	Transportation — 0.4%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Series C, Rev., 5.000%, 05/15/16	4,347

	Total Virginia	30,712

	Washington — 3.3%
	General Obligation — 1.0%
4,765	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/18	5,221
6,465	State of Washington, Various Purpose, Series 2007A, GO, FSA, 5.000%, 07/01/16	7,074

		12,295

	Housing — 0.2%
2,245	Washington Housing Finance Commission, GNMA Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/11	2,402

	Other Revenue — 0.1%
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 01/04/10 (i)	1,582

	Prerefunded — 0.2%
1,800	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., VAR, FSA, 10.269%, 01/04/10 (p)	1,986

	Utility — 1.8%
5,000	City of Seattle, Light & Power, Rev., FSA, 5.000%, 08/01/14	5,531
10,675	Energy Northwest, Electric, Project No. 3, Series B, Rev., NATL-RE, 5.500%, 07/01/10	10,930
4,500	Energy Northwest, Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 6.300%, 07/01/12	5,092

		21,553

	Total Washington	39,818

	Wisconsin — 2.2%
	General Obligation — 1.0%
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,271
6,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/18	6,916

		11,187

	Hospital — 0.4%
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (i)	5,108

	Housing — 0.0% (g)
235	Wisconsin Housing & EDA, Home Ownership, Series E, Rev., AMT, 5.750%, 07/01/10	243

	Prerefunded — 0.5%
5,525	Badger Tobacco Asset Securitization Corp., Asset-Backed, Rev., 6.000%, 06/01/12 (p)	6,182

	Private Placement — 0.3%
3,000	Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (i)	3,024

	Total Wisconsin	25,744

	Total Municipal Bonds (Cost $1,122,970)	1,145,465

SHARES	SECURITY DESCRIPTION (t)	VALUE ($)

	Investment Company — 0.4%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,081
	Short-Term Investment — 2.6%
	Investment Company — Continued — 2.6%
30,989	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $30,989)	30,989

	Total Investments — 98.8% (Cost $1,159,389)	1,181,535
	Other Assets in Excess of Liabilities — 1.2%	13,797

	NET ASSETS — 100.0%	$1,195,332

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MGIC	—	Insured by Mortgage Guaranty Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,671
Aggregate gross unrealized depreciation	(9,525)

Net unrealized appreciation/depreciation	$22,146

Federal income tax cost of investments	$1,159,389

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$36,070	$1,145,465	$—	$1,181,535

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Commercial Paper — 6.0% (n)
	California — 2.0%
	State of California,
28,034	0.330%, 12/07/09	28,034
70,240	0.350%, 12/07/09	70,240

		98,274

	District of Columbia — 0.8%
	Metropolitan Washington Airports Authority,
21,500	Series 2A-1, 0.350%, 01/07/10	21,500
21,500	Series 2A-1, 0.400%, 02/08/10	21,500

		43,000

	Florida — 1.9%
64,000	Hillsborough County, Series D, 0.470%, 02/04/10	64,000
	Miami-Dade County,
19,133	0.320%, 12/04/09	19,133
12,002	0.350%, 12/08/09	12,002

		95,135

	Indiana — 0.7%
	Indiana Development Finance Authority,
34,000	0.450%, 12/14/09	34,000

		34,000

	Michigan — 0.3%
16,000	Michighan State Housing Development Authority, Series 88-A, 0.400%, 01/20/10	16,000

	New York — 0.3%
14,140	Port Authority of New York & New Jersey, 0.350%, 12/01/09	14,140

	Total Commercial Paper (Cost $300,549)	300,549

	Daily Demand Notes — 24.9%
	Alabama — 0.6%
30,590	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 12/01/09	30,590

	Alaska — 0.5%
23,590	Eclipse Funding Trust, Solar Eclipse, Alaska, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 12/01/09	23,590

	California — 4.5%
	California Housing Finance Agency, Home Mortgage,
23,900	Series D, Rev., VRDO, AMT, 0.330%, 12/01/09	23,900
70,000	Series H, Rev., VRDO, AMT, 0.450%, 12/01/09	70,000
	California Housing Finance Agency, Multi-Family Housing,
30,705	Series B, Rev., VRDO, AMT, 0.350%, 12/01/09	30,705
9,950	Series B, Rev., VRDO, AMT, 0.400%, 12/01/09	9,950
28,275	Series C, Rev., VRDO, AMT, 0.350%, 12/01/09	28,275
9,100	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 0.240%, 12/01/09	9,100
30,000	California Pollution Control Financing Authority, Atlantic Richfield Co. Project, Series A, Rev., VRDO, 0.180%, 12/01/09	30,000
13,900	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden- Wuerttemberg, 0.260%, 12/01/09	13,900
10,600	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 0.220%, 12/01/09	10,600

		226,430

	Colorado — 0.5%
24,100	Denver City & County, Airport, Subseries G1, Rev., VRDO, AGC, 0.280%, 12/01/09	24,100

	Connecticut — 0.3%
15,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series E, Rev., VRDO, AMT, 0.200%, 12/01/09	15,900

	Delaware — 2.6%
	Delaware State Economic Development Authority, Clean Power Project,
29,100	Series B, Rev., VRDO, AMT, 0.160%, 12/01/09	29,100
90,000	Series C, Rev., VRDO, 0.220%, 12/01/09	90,000
9,915	University of Delaware, Series 2005, Rev., VRDO, 0.210%, 12/01/09	9,915

		129,015

	Florida — 0.2%
11,500	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Series 2006, Rev., VRDO, LOC: Comerica Bank, 0.250%, 12/01/09	11,500

	Indiana — 1.1%
6,900	City of Whiting, Environmental Facilities, BP Products North America, Series C, Rev., VRDO, 0.190%, 12/01/09	6,900
	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Project,
20,000	Series C-2, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 0.180%, 12/01/09	20,000
30,000	Series C-7, Rev., VRDO, FSA, 0.280%, 12/01/09	30,000

		56,900

	Kentucky — 0.7%
30,000	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series A, Rev., VRDO, 0.220%, 12/01/09	30,000
5,400	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.250%, 12/01/09	5,400

		35,400

	Louisiana — 0.5%
	Louisiana Public Facilities Authority, Air Products & Chemical Project,
15,700	Series A, Rev., VRDO, 0.220%, 12/01/09	15,700
10,000	Series C, Rev., VRDO, 0.200%, 12/01/09	10,000

		25,700

	Michigan — 1.1%
15,000	Michigan State University, Series A, Rev., VRDO, 0.210%, 12/01/09	15,000
26,770	Michigan Strategic Fund, Air Products & Chemicals, Inc., Series 2007, Rev., VRDO, 0.250%, 12/01/09	26,770
10,200	University of Michigan, Series A, Rev., VRDO, 0.200%, 12/01/09	10,200
200	University of Michigan, Hospital, Series A-2, Rev., VRDO, 0.260%, 12/01/09	200
1,960	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.260%, 12/01/09	1,960

		54,130

	Missouri — 0.7%
34,900	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.230%, 12/01/09	34,900

	Nevada — 1.3%
8,245	City of Reno, Sales Tax Revenue, Reno Project, Senior Lien, Rev., VRDO, LOC: Bank of New York, 0.170%, 12/01/09	8,245
56,290	Clark County School District, Series B, GO, VRDO, FSA, 0.240%, 12/01/09	56,290

		64,535

	New York — 5.0%
40,000	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.260%, 12/01/09	40,000
31,900	New York City Housing Development Corp., Multi-Family Housing, Series H-2-B, Rev., VRDO, AMT, 0.220%, 12/01/09	31,900
30,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 12/01/09	30,000
17,250	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, 0.220%, 12/01/09	17,250
	New York City, Fiscal 2008,
40,000	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 12/01/09	40,000
38,770	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.230%, 12/01/09	38,770
	New York Mortgage Agency,
14,000	Series 142, Rev., VRDO, AMT, 0.200%, 12/01/09	14,000
15,000	Series 144, Rev, VRDO, AMT, 0.230%, 12/01/09	15,000
20,000	New York Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO., AMT, 0.230%, 12/01/09	20,000
1,600	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 1R, Rev., VRDO, 0.190%, 12/01/09	1,600

		248,520

	North Carolina — 0.1%
2,800	University of North Carolina at Chapel Hill, University Hospital, Series A, Rev., VRDO, 0.220%, 12/01/09	2,800

	Ohio — 1.5%
11,100	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/01/09	11,100
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
12,975	Series A, Rev., VRDO, 0.200%, 12/01/09	12,975
18,565	Series A, Rev., VRDO, 0.270%, 12/01/09	18,565
200	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/09	200
2,100	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/01/09	2,100
2,000	Ohio State Water Development Authority, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.210%, 12/01/09	2,000
430	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 12/01/09	430
4,700	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Series 2002, Rev., VRDO, 0.240%, 12/01/09	4,700
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
4,500	Rev., VRDO, 0.240%, 12/01/09	4,500
6,900	Series 2000, Rev., VRDO, 0.240%, 12/01/09	6,900
10,000	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 0.190%, 12/01/09	10,000

		73,470

	Texas — 1.9%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.200%, 12/01/09	8,000
20,000	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VRDO, 0.190%, 12/01/09	20,000
18,300	Gulf Coast Waste Disposal Authority, Exxonmobil Project, Rev., VRDO, 0.220%, 12/01/09	18,300
20,000	Port of Port Arthur Navigation District, Motiva Enterprises, Series A, Rev., VRDO, 0.170%, 12/01/09	20,000
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Series 2009, Rev., VRDO, LOC: Comerica Bank, 0.250%, 12/01/09	8,000
10,000	Schertz-Seguin Local Government Corp., Series SG 151, Rev., VRDO, FSA, LIQ:
	Societe Generale, 0.180%, 12/01/09	10,000
10,100	Southwest Higher Education Authority, Southern Methodist University, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.160%, 12/01/09	10,100

		94,400

	Virginia — 0.8%
10,400	Norfolk Redevelopment & Housing Authority, Old Dominion University Project, Series 2008, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 12/01/09	10,400
29,700	Virginia College Building Authority, University of Richmond Project, Series 2006, Rev., VRDO, 0.150%, 12/01/09	29,700

		40,100

	Washington — 0.6%
9,300	Eclipse Funding Trust, Solar Eclipse Related, Series 2007-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.180%, 12/01/09	9,300
20,300	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, FSA, 0.150%, 12/01/09	20,300

		29,600

	Wisconsin — 0.4%
17,875	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 12/01/09	17,875

	Total Daily Demand Notes (Cost $1,239,455)	1,239,455

	Municipal Bonds — 9.6%
	California — 0.2%
10,000	San Francisco City & County Airports Commission, Series B, Rev., VAR, AMT, 3.000%, 12/01/09	10,000

	Connecticut — 0.6%
	City of Hartford,
8,150	Series 2009, GO, BAN, 2.000%, 04/15/10	8,194
7,500	Series A, GO, BAN, 3.000%, 04/15/10	7,542
12,970	City of New Britain, Series 2009, GO, BAN, 3.000%, 03/30/10	13,041

		28,777

	Indiana — 0.4%
19,875	Indianapolis Local Public Improvement Bond Bank, Series F-2, Rev., 0.800%, 12/31/09	19,875

	Massachusetts — 0.2%
9,000	City of Brockton, Series 2009, GO, BAN, 2.000%, 05/14/10	9,052

	New Hampshire — 0.2%
10,000	Carroll County, Series 2009, GO, TAN, 3.000%, 12/31/09	10,006

	New Jersey — 1.2%
	City of Clifton,
11,555	Series 2009, GO, BAN, 3.750%, 02/11/10	11,575
10,000	Series 2009, GO, TAN, 3.750%, 02/11/10	10,017
12,438	Hopatcong Borough, Series 2009, GO, BAN, 2.500%, 08/06/10	12,521
28,005	Township of Cherry Hill, Series 2009, GO, BAN, 2.000%, 10/19/10	28,324

		62,437

	New York — 4.0%
16,758	City of Binghamton, Series A, GO, BAN, 3.000%, 02/05/10	16,796
14,806	East Hampton, Series C, GO, BAN, 2.250%, 06/03/10	14,891
9,080	Gouverneur Central School District, School Construction, Series 2009, GO, BAN, 2.750%, 06/25/10	9,130
13,346	Hamburg Central School District, Series 2009, GO, BAN, 2.250%, 07/01/10	13,411
15,750	Lowville Central School District, Series 2009, GO, BAN, 2.500%, 07/09/10	15,848
27,480	Moravia Central School District, Series 2009, GO, BAN, 2.000%, 06/25/10	27,541
13,253	North Tonawanda City School District, Series 2009, GO, BAN, 2.000%, 09/23/10	13,359
13,220	Oneonta City School District, Series A, GO, BAN, 2.000%, 06/24/10	13,276
12,415	Otego-Unadilla Central School District, Series 2009, GO, BAN, 2.750%, 08/06/10	12,519
9,000	Owego Apalachin Central School District, Series 2009, GO, BAN, 1.500%, 08/19/10	9,038
15,827	Salamanca City School District, Series 2009, GO, BAN, 2.500%, 06/25/10	15,866
12,075	Town of Poughkeepsie, Series B, GO, BAN, 2.000%, 03/19/10	12,089
26,435	Village of Haverstraw, Series A, GO, BAN, 1.500%, 03/12/10	26,468

		200,232

	Ohio — 1.2%
5,330	City of Elyria, Various Purpose Improvement, Series 2009 , GO, BAN, 2.500%, 06/17/10	5,344
17,000	City of Marysville, Waste Water, Series 2009 , GO, BAN, 1.500%, 06/02/10	17,042
7,500	Edgewood Ohio School District, School Improvement, GO, BAN, 2.000%, 12/01/09	7,500
31,000	Wells Fargo State Trust, Series 79-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.500%, 05/13/10 (e)	31,000

		60,886

	Pennsylvania — 1.3%
16,380	Dallastown Area School District, GO, 2.030%, 01/01/10	16,434
10,000	Hamburg Area School District, Series 2009, GO, 2.030%, 02/01/10	10,038
21,660	Manheim Central School District, Series 2009, GO, 2.030%, 01/01/10	21,724
15,000	Philadelphia School District, GO, TAN, 2.500%, 06/30/10	15,153

		63,349

	Utah — 0.3%
15,000	Central Utah Water Conservancy District, Series A, Rev., BAN, 2.000%, 07/22/10	15,076

	Total Municipal Bonds (Cost $479,690)	479,690

	Weekly Demand Notes — 59.4%
	Alabama — 0.3%
8,100	Daphne-Villa Mercy Special Care Facilities Financing Authority, Series 1997, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/09	8,100
5,000	Pell City Special Care Facilities, Noland Health Services, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/03/09	5,000

		13,100

	Arizona — 0.5%
13,995	Maricopa County IDA, Multi-Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 0.420%, 12/07/09	13,995
9,750	Wells Fargo State Trust, Series 51-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.230%, 12/03/09	9,750

		23,745

	California — 3.0%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.290%, 12/02/09	15,000
24,400	California Statewide Communities Development Authority, Multi-Family Housing, Series 2007, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.220%, 12/03/09	24,400
22,610	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/01/09	22,610
	Southern California Home Financing Authority, Single Family Mortgage,
72,180	Series B, Rev., VRDO, LIQ: BNP Paribas, 1.000%, 12/02/09	72,180
15,975	Wells Fargo State Trust, Series 15-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.310%, 12/03/09 (e)	15,975

		150,165

	Colorado — 6.0%
	City of Colorado Springs, Utilities, Sub Lien,
30,500	Series A, Rev., VRDO, 0.270%, 12/07/09	30,500
46,950	Series B, Rev., VRDO, 0.320%, 12/03/09	46,950
3,200	CollegeInvest, Educational Loans, Series I-A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 12/03/09	3,200
11,000	Colorado Housing & Finance Authority, Series A-3, Class 1, Rev., VRDO, AMT, 0.310%, 12/02/09	11,000
19,090	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series 2007, I-B-2 Class Shares, Rev., VRDO, AMT, 0.260%, 12/02/09	19,090
	Colorado Housing & Finance Authority, Single Family Mortgage,
30,000	Series 2005, I-B-2 Class Shares, Rev., VRDO, LIQ: Barclays Bank plc, 0.230%,
	12/02/09	30,000
25,445	Series 2006, 1-B-3 Class Shares, Rev., VRDO, AMT, 0.270%, 12/02/09	25,445
50,000	Series 2007 B-3, I-B-3 Class Shares, Rev., VRDO, 0.330%, 12/02/09	50,000
24,000	Series A-2, I-A-2 Class Shares, Rev., VRDO, AMT, 0.310%, 12/02/09	24,000
15,000	Series B-3, I-B-3 Class Shares, Rev., VRDO, AMT, 0.260%, 12/02/09	15,000
	Denver City & County, Airport,
8,200	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.290%, 12/01/09	8,200
8,425	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.290%, 12/01/09	8,425
	Deutsche Bank Spears/Lifers Trust Various States,
4,100	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.300%, 12/03/09	4,100
21,235	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.300%, 12/03/09	21,235

		297,145

	Delaware — 0.2%
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 12/03/09	10,150

	District of Columbia — 0.7%
10,000	District of Columbia, Series 2008, GO, VRDO, LOC: TD Bank N.A., 0.230%, 12/03/09	10,000
25,000	Metropolitan Washington Airports Authority, Subseries A-1, Rev., VRDO, 0.450%, 12/03/09	25,000

		35,000

	Florida — 3.2%
28,895	City of Fort Myers, Series 2009, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/09	28,895
17,800	Collier County IDA, Allete, Inc. Project, Series 2006, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 12/03/09	17,800
10,170	Greater Orlando Aviation Authority, Series 2008-067, Rev., VRDO, FSA, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.470%, 12/07/09	10,170
	Highlands County Health Facilities Authority, Adventist Health System,
10,000	Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 12/03/09	10,000
15,000	Series I, Rev., VRDO, 0.230%, 12/03/09	15,000
7,095	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series 2000, Rev. VRDO, LOC: Suntrust Bank, 0.290%, 12/02/09	7,095
5,025	Miami-Dade County IDA, Lawson Industries, Inc. Project, Series 1999, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 12/03/09	5,025
27,000	Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VARO, LOC: Bank of America N.A., 0.240%, 12/03/09	27,000
23,150	Orange County School Board, Series B, COP., VRDO, AGC, 0.300%, 12/03/09	23,150
4,455	Palm Beach County Housing Development Corporation, Multi-Family Housing,
	Caribbean Villas, Series 1998, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 12/03/09	4,455
11,270	Sumter County IDA, Amern Cement Co. Project, Series 2007, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/03/09	11,270

		159,860

	Georgia — 1.4%
20,000	Eclipse Funding Trust, Solar Eclipse, Atlanta, Series 2006-0024, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	20,000
32,670	Fulton County Development Authority, Flightsafety International, Inc. Project, Series B, Rev., VRDO, 0.340%, 12/04/09	32,670
15,000	RBC Municipal Products, Inc. Trust, Series C-9, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.390%, 12/03/09	15,000

		67,670

	Idaho — 2.4%
	Idaho Housing & Finance Association, Single Family Mortgage,
15,000	Series A, Class I, Rev., VRDO, 0.250%, 12/02/09	15,000
40,000	Series B, Class I, Rev., VRDO, 0.250%, 12/02/09	40,000
8,915	Series C, Rev., VRDO, 0.320%, 12/02/09	8,915
9,140	Series C, Class I, Rev., VRDO, 0.320%, 12/02/09	9,140
10,285	Series D, Class I, Rev., VRDO, 0.320%, 12/02/09	10,285
21,590	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 0.320%, 12/02/09	21,590
9,370	Series F, Rev., VRDO, 0.320%, 12/02/09	9,370
5,995	Series F-1, Class 1, Rev., VRDO, 0.320%, 12/02/09	5,995

		120,295

	Illinois — 1.4%
5,000	Chicago Board of Education, Series A-1, GO, VRDO, LOC: Harris Trust & Savings Bank, 0.240%, 12/03/09	5,000
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.300%, 12/02/09	2,400
2,471	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 0.300%, 12/02/09	2,471
4,900	City of Carol Stream, Multi-Family Housing, St. Charles Square, Series 1997, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/02/09	4,900
9,985	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.250%, 12/07/09	9,985
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Series 2007, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/04/09	10,000
7,050	Illinois Housing Development Authority, Pheasant Ridge/Hunter, Series 2001, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 12/03/09	7,050
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, FSA, 0.270%, 12/03/09	10,000
10,000	RBC Municipal Products, Inc. Trust, Floater Certificiates, Series E-10, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.290%, 12/03/09 (e)	10,000
1,530	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.390%, 12/03/09	1,530
7,300	Will County, BASF Corp. Project, Series 1997 , Rev., VRDO, 0.480%, 12/02/09	7,300

		70,636

	Indiana — 0.7%
9,525	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-584, Rev., VRDO,
	NATL-RE, LIQ: Deutsche Bank A.G., 0.270%, 12/03/09	9,525
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Series 2007, Rev., VRDO, LOC: Lasalle Bank N.A., 0.450%, 12/03/09	4,100
21,175	Indiana Housing & Community Development Authority, Series A-2, Rev., VRDO, AMT, 0.290%, 12/03/09	21,175

		34,800

	Kansas — 0.7%
	City of Wichita, FlightSafety International, Inc.,
15,000	Series 1999, Rev., VRDO, 0.340%, 12/04/09	15,000
21,000	Series 2003, Rev., VRDO, 0.340%, 12/03/09	21,000

		36,000

	Louisiana — 0.2%
4,600	Ascension Parish, BASF Corp. Project, Series 1997, Rev., VRDO, 0.480%, 12/01/09	4,600
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Series 2004, Rev., VRDO, 0.270%, 12/02/09	6,250

		10,850

	Maine — 0.2%
10,000	Maine State Housing Authority, Series D, Rev., VRDO, AMT, 0.350%, 12/03/09	10,000

	Maryland — 1.0%
5,610	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.420%, 12/04/09	5,610
	Maryland Community Development Administration, Residential,
16,485	Series 2007, Rev., VRDO, 0.240%, 12/07/09	16,485
10,050	Series 2007, Rev., VRDO, 0.280%, 12/07/09	10,050
16,055	Wells Fargo State Trust, Series 32-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.330%, 12/03/09 (e)	16,055

		48,200

	Massachusetts — 0.9%
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 0.270%, 12/03/09 (e)	27,540
6,135	Wells Fargo Stage Trust, Series 22-C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	6,135
10,635	Wells Fargo State Trust, Series 37-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.330%, 12/03/09 (e)	10,635

		44,310

	Michigan — 4.5%
3,550	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.370%, 12/04/09	3,550
14,610	City of Detroit, Series PT-3756, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 0.650%, 12/07/09	14,610
	Detroit City School District,
2,000	Series DCL-045, GO, VRDO, FSA, Q-SBLF, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.400%, 12/03/09	2,000
13,500	Series ROCS RR II R-11784, GO, VRDO, FSA, Q-SBLF, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	13,500
2,285	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	2,285
13,225	Holt Public Schools, Series 2002, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.270%, 12/01/09	13,225
2,500	Michigan State Hospital Finance Authority, Series 1308, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09	2,500
6,000	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.230%, 12/02/09	6,000
	Michigan State Housing Development Authority,
32,750	Series C, Rev., VRDO, 0.250%, 12/02/09	32,750
30,855	Series C, Rev., VRDO, AMT, 0.360%, 12/07/09	30,855
3,800	Series D, Rev., VRDO, 0.250%, 12/02/09	3,800
4,300	Series D, Rev., VRDO, AMT, 0.400%, 12/03/09	4,300
35,250	Series E, Rev., VRDO, AMT, 0.380%, 12/01/09	35,250
	Michigan State Housing Development Authority, Multi-Family Housing,
12,085	Series C, Rev., VRDO, AMT, 0.330%, 12/07/09	12,085
1,500	Series C, Rev., VRDO, AMT, VRDO, 0.330%, 12/07/09	1,500
1,800	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/03/09	1,800
2,150	Michigan Strategic Fund, FLO Plactics, Inc. Project, Series 2000, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/01/09	2,150
530	Michigan Strategic Fund, JG Kern Enterprises, Inc., Series 2005, Rev., VRDO, LOC:
	Lasalle Bank N.A., 0.450%, 12/04/09	530
1,330	Michigan Strategic Fund, Millenium Steering LLC Project, Series 2007, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/03/09	1,330
4,295	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.200%, 12/01/09	4,295
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Series 2004, Rev., VRDO, LOC: Comerica Bank, 0.450%, 12/01/09	5,000
10,900	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 0.770%, 12/07/09	10,900
	RBC Municipal Products, Inc. Trust, Floater Certificates,
3,000	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.360%, 12/03/09	3,000
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.360%, 12/03/09	18,750
1,250	Wayne County Airport Authority, Detroit Metropolitan, Series C3, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 0.280%, 12/01/09	1,250

		227,215

	Minnesota — 1.1%
5,390	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 12/03/09	5,390
9,355	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.330%, 12/02/09	9,355
	Minnesota Housing Finance Agency, Residential Housing,
15,700	Series B, Rev., VRDO, AMT, 0.290%, 12/03/09	15,700
7,850	Series C, Rev., VRDO, AMT, 0.290%, 12/03/09	7,850
15,735	Wells Fargo State Trust, Series 52-C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	15,735

		54,030

	Mississippi — 0.3%
13,200	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Series 1, Rev., VRDO, 0.270%, 12/03/09	13,200

	Missouri — 0.3%
13,885	Lehman Municipal Trust Receipts, Various States, Series 06-K82, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 12/03/09	13,885
2,935	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust, Series 02-K, Rev., VRDO, GNMA/FNMA, LIQ: Bank of America N.A., 0.420%, 12/07/09	2,935

		16,820

	Montana — 0.4%
18,460	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.330%, 12/02/09	18,460

	Nebraska — 1.3%
2,100	Deutsche Bank Spears/Lifers Trust Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.270%, 12/03/09	2,100
	Nebraska Investment Finance Authority, Single Family Housing,
15,115	Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 0.360%, 12/02/09	15,115
32,350	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.360%, 12/02/09	32,350
14,400	Series J, Rev., VRDO, AMT, 0.400%, 12/02/09	14,400

		63,965

	Nevada — 0.5%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.450%, 12/01/09	6,700
16,100	Nevada Housing Division, Multi-Unit, Southwest Village, Series 2005, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	16,100

		22,800

	New Jersey — 0.3%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Series 2008, Rev., VRDO, LOC: Sun Bank N.A., 0.390%, 12/03/09	6,955
7,995	New Jersey EDA, Macon Trust, Series B, Rev., VRDO, FSA, 0.300%, 12/07/09	7,995

		14,950

	New Mexico — 2.2%
	New Mexico Educational Assistance Foundation, Educational Loans,
10,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.280%, 12/02/09	10,000
9,050	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.280%, 12/02/09	9,050
15,000	Series A-3, Rev., VRDO, AMT, LOC: Lloyds TSB Bank plc, 0.280%, 12/02/09	15,000
75,000	New Mexico Municipal Energy Acquisition Authority, Series 2009, Rev., VARO, 0.270%, 12/03/09	75,000

		109,050

	New York — 2.7%
39,495	New York City, Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.220%, 12/02/09	39,495
9,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 12/02/09	9,400
17,600	New York City Housing Development Corp., Multi-Family Housing, Queens Family Courthouse Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.280%, 12/02/09	17,600
9,600	New York City Housing Development Corp., Multi-Family Housing, Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/02/09	9,600
20,000	New York State Housing Finance Agency, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/02/09	20,000
36,250	New York State Housing Finance Agency, Economic Development, Series C, Rev., VRDO, 0.290%, 12/02/09	36,250
3,300	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.230%, 12/03/09	3,300

		135,645

	North Carolina — 0.9%
14,210	City of Raleigh, Series 2009, Rev., VRDO, 0.370%, 12/03/09	14,210
8,395	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Series 2007, Rev., VRDO, LOC: Bank of America N.A., 0.470%, 12/01/09	8,395
15,000	Montgomery County Industrial Facilities & Pollution Control Financing, Republic Service Project, Series 2000, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/01/09	15,000
10,000	Wake County, Series A, GO, VRDO, 0.310%, 12/03/09	10,000

		47,605

	North Dakota — 1.2%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.270%, 12/02/09	27,210
21,500	Series B, Rev., VRDO, 0.290%, 12/02/09	21,500
10,000	Series B, Rev., VRDO, AMT, 0.310%, 12/02/09	10,000

		58,710

	Ohio — 1.8%
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Series 1984, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 12/03/09	2,600
2,400	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	2,400
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Series 2002, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/03/09	5,550
395	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.250%, 12/03/09	395
14,025	Mahoning County, Youngstown State University Project, Series 2002, Rev., VRDO, LOC: National City Bank, 0.290%, 12/03/09	14,025
2,415	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 0.310%, 12/03/09	2,415
1,200	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 12/01/09	1,200
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
23,350	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 12/07/09	23,350
3,700	Series E, Rev., VRDO, 0.250%, 12/02/09	3,700
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.240%, 12/02/09	15,150
10,000	Series F, Rev., VRDO, GNMA COLL, 0.230%, 12/02/09	10,000
2,000	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.250%, 12/01/09	2,000
5,350	Paulding County, Solid Waste, Lafarge Corp. Project, Series 1996, Rev., VRDO, LOC: Bayerische Landesbank, 0.330%, 12/02/09	5,350

		88,135

	Oregon — 0.5%
10,000	Clackamas County Hospital Facility Authority, Mary’s Woods Senior Living Facility, Series 2005, Rev., VRDO, LOC: Sovereign Bank, 0.290%, 12/03/09	10,000
14,000	Oregon State Department of Administrative Services, Series ROCS RR II R11742, COP., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	14,000

		24,000

	Other Territories — 3.1%
	Eagle Tax-Exempt Trust,
10,000	Class A, Rev., VRDO, FHLMC, LIQ: Citibank N.A., 0.270%, 12/03/09 (e)	10,000
17,355	Series 2008, Class A, Rev., VRDO, FHLMC COLL, LIQ: Federal Home Loan Bank, 0.270%, 12/03/09	17,355
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,865	Series M015, Class A, Rev., VRDO, FHLMC, 0.320%, 12/07/09	9,865
58,670	Series M017, Class A, Rev., VRDO, FHLMC, 0.270%, 12/04/09	58,670
15,000	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.560%, 12/07/09	15,000
27,980	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.420%, 12/07/09	27,980
16,350	SunAmerica Trust, Various States, Series A, Class A-2, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.370%, 12/03/09	16,350

		155,220

	Pennsylvania — 1.4%
7,500	Delaware Valley Regioinal Financial Authority, Series 2996, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.260%, 12/03/09 (e)	7,500
16,960	Delaware Valley Regional Financial Authority, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.350%, 12/07/09	16,960
10,000	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series 15, Class A, Rev., VRDO, LIQ: Societe Generale, 0.250%, 12/03/09	10,000
12,775	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VRDO, LIQ: Dexia Credit Local, 0.470%, 12/03/09	12,775
900	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VRDO, LOC: PNC Bank N.A., 0.640%, 12/03/09	900
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.250%, 12/01/09	6,000
17,615	Wells Fargo State Trust, Series 49-C, Rev., LIQ: Wells Fargo & Company, 0.230%, 12/03/09	17,615

		71,750

	South Carolina — 0.4%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.470%, 12/01/09	5,700
15,000	South Carolina Jobs - Economic Development Authority, Woodlands at Furman Project, Series C, Rev., VRDO, LOC: Sovereign Bank, 0.280%, 12/03/09	15,000

		20,700

	South Dakota — 1.0%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
31,000	Series C, Rev., VRDO, 0.360%, 12/07/09	31,000
17,000	Series G, Rev., VRDO, 0.290%, 12/02/09	17,000

		48,000

	Tennessee — 0.2%
8,000	Jackson Industrial Development Board, General Cable Corp. Project, Series 2001, Rev., VRDO, LOC: PNC Bank N.A., 0.340%, 12/03/09	8,000

	Texas — 5.1%
5,200	Brazos River Harbor Navigation District, Multi-Mode BASF Corp., Series 1997, Rev., VRDO, 0.480%, 12/01/09	5,200
10,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/02/09	10,000
25,950	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 12/03/09	25,950
22,815	Matagorda County Navigation District No. 1, Series 2656, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.340%, 12/03/09	22,815
8,700	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.330%, 12/01/09	8,700
12,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.570%, 12/01/09	12,470
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Series 2007, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 12/01/09	18,000
	State of Texas, Veterans Housing Assistance Fund,
15,815	Series 2002, GO, VRDO, 0.300%, 12/01/09	15,815
12,195	Series A, GO, VRDO, 0.290%, 12/01/09	12,195
10,725	Series B, GO, VRDO, 0.250%, 12/01/09	10,725
11,580	Series D, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.230%, 12/01/09	11,580
31,970	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.240%, 12/03/09	31,970
14,800	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartments, Series 2006, Rev., VRDO, LOC: FNMA, 0.450%, 12/04/09	14,800
14,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Series 2006, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/03/09	14,150
6,440	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.320%, 12/01/09	6,440
25,000	Travis County Health Facilities Development Corp., Longhorn Village Project, Series B, Rev., VRDO, LOC: Bank of Scotland, 0.250%, 12/03/09	25,000
9,855	Wells Fargo State Trust, Series 20-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	9,855

		255,665

	Utah — 2.0%
10,280	North Davis County Sewer District, Series ROCS RR II R-11817, Rev., VARO, LIQ: Citibank N.A., 0.250%, 12/03/09 (e)	10,280
	Utah Housing Corp.,
7,525	Series A, Rev., VRDO, LIQ: Bayerische Landesbank, 0.320%, 12/02/09	7,525
14,095	Series B, Rev., VRDO, LIQ: Bayerische Landesbank, 0.300%, 12/02/09	14,095
10,105	Series C, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 0.300%, 12/02/09	10,105
17,095	Series C, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 0.320%, 12/02/09	17,095
13,090	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 0.320%, 12/02/09	13,090
12,900	Series F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.320%, 12/02/09	12,900
	Utah Housing Corp., Single Family Mortgage,
10,495	Series A-2, Rev., VRDO, 0.320%, 12/02/09	10,495
5,395	Series C-1, Rev., VRDO, 0.320%, 12/02/09	5,395

		100,980

	Vermont — 0.3%
13,800	Vermont Housing Finance Agency, Single Family, Series 22, Rev., VRDO, AMT, FSA, 0.300%, 12/02/09	13,800

	Virginia — 0.8%
14,000	Capital Beltway Funding Corp., Senior Lien, I-495 Hot Lanes, Series B, Rev., VRDO, LOC: Banco Espirito Santo, 0.260%, 12/04/09	14,000
15,000	Fairfax County Economic Development Authority, George Mason University Foundation Project, Series 2003, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/07/09	15,000
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.330%, 12/03/09	12,750

		41,750

	Washington — 2.2%
16,430	Tulalip Tribes of the Tulalip Reservation Special Revenue, Capital Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 12/03/09	16,430
5,000	Vancouver Housing Authority, Pooled Housing, Series 2008, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 12/03/09	5,000
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Series 2007, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/04/09	7,200
20,000	Washington Economic Development Finance Authority, Waste Management Inc. Project, Series 2008, Rev., VRDO, LOC: PNC Bank N.A., 0.450%, 12/03/09	20,000
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/02/09	9,985
14,000	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/03/09	14,000
	Wells Fargo State Trust,
20,520	Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	20,520
18,995	Series 48-C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	18,995

		112,130

	West Virginia — 0.2%
6,370	Marshall County IDR, Warren Distribution, Inc., Series 2006, Rev., VRDO, LOC: Bank of America N.A., 0.450%, 12/01/09	6,370
6,050	West Virginia Economic Development Authority, Appalachian Power Company, Series 2009, Class A, Rev., VRDO, LOC: Royal Bank of Scotland, 0.280%, 12/03/09	6,050

		12,420

	Wisconsin — 1.9%
	Wells Fargo State Trust,
16,795	Series 2009-2C, Rev., VRDO, 0.330%, 12/03/09 (e)	16,795
11,775	Series 43-C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.230%, 12/03/09 (e)	11,775
	Wisconsin Housing & EDA,
5,325	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.290%, 12/03/09 (e)	5,325
9,800	Series A, Rev., VRDO, 0.300%, 12/02/09	9,800
18,700	Series C, Rev., VRDO, 0.270%, 12/02/09	18,700
25,300	Series C, Rev., VRDO, 0.300%, 12/02/09	25,300
5,690	Series C, Rev., VRDO, 0.310%, 12/03/09	5,690

		93,385

	Total Weekly Demand Notes (Cost $2,960,311)	2,960,311

	Total Investments — 99.9% (Cost $4,980,005)*	4,980,005
	Other Assets in Excess of Liabilities — 0.1%	6,136

	NET ASSETS — 100.0%	$4,986,141

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

Municipal Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities	$—	$4,980,005	$—	$4,980,005

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 94.0%
	California — 0.8%
	General Obligation — 0.8%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	842
1,500	State of California, GO, 5.000%, 03/01/16	1,526

	Total California	2,368

	Colorado — 1.5%
	Prerefunded — 1.5%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,124
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,458

	Total Colorado	4,582

	Florida — 0.3%
	Transportation — 0.3%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, FSA-CR, XLCA, 5.000%, 10/01/15	1,026

	Hawaii — 0.5%
	Water & Sewer — 0.5%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	1,589

	Illinois — 1.8%
	Certificate of Participation/Lease — 0.5%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/16	1,608

	General Obligation — 0.7%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/16	2,138

	Water & Sewer — 0.6%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/16	1,616

	Total Illinois	5,362

	Kansas — 0.7%
	Prerefunded — 0.7%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	897
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,188

	Total Kansas	2,085

	Louisiana — 0.4%
	Prerefunded — 0.4%
1,685	Jefferson Parish Home Mortgage Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,323

	Missouri — 0.3%
	Prerefunded — 0.3%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., NATL-RE, 6.400%, 06/01/10 (p)	1,031

	New York — 0.6%
	General Obligation — 0.6%
1,500	New York City, Series E, GO, FSA, 5.000%, 11/01/14	1,642

	Ohio — 85.3%
	Certificate of Participation/Lease — 8.7%
5,250	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, Zero Coupon, 11/15/11	5,109
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 04/01/19	1,919
1,000	Series A, Rev., COP, FSA, 5.500%, 10/01/11	1,085
2,000	Series B, Rev., COP, 5.000%, 10/01/13	2,250
1,000	Series B, Rev., COP, 5.000%, 10/01/19	1,126
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,351
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,835	Series A, Rev., COP, 5.000%, 04/01/19	1,993
4,000	Series A, Rev., COP, FSA, 5.000%, 10/01/20	4,562
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,034
2,000	State of Ohio, Higher Education Capital Facilities , Series II-A, Rev., COP, 5.375%, 12/01/12	2,248
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,373

		26,050

	Education — 6.3%
1,000	Cuyahoga County, Economic Development, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.300%, 12/01/09	1,000
1,000	Kent State University Revenues, Series B, Rev., AGC, 5.000%, 05/01/19	1,109
1,000	Ohio State University, Series B, Rev., 5.250%, 06/01/13	1,117
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 06/01/14	1,049
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,917
1,500	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	1,682
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/18	2,383
1,000	State of Ohio, Higher Educational Facility, University of Dayton 2001, Rev., AMBAC, 5.375%, 06/01/11	1,073
1,500	University of Akron, Series A, Rev., FSA, 5.000%, 01/01/18	1,625
	University of Cincinnati,
1,960	Series A, Rev., NATL-RE, 5.000%, 06/01/17	2,079
1,500	Series G, Rev., NATL-RE, 5.000%, 12/01/17	1,644
2,000	University of Toledo, Series A, Rev., 4.000%, 06/01/13	2,133

		18,811

	General Obligation — 22.9%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 06/01/19	1,683
1,000	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,154
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/18	1,080
1,000	Series B, GO, 5.000%, 12/01/18	1,087
	City of Cincinnati, Various Purpose,
1,215	Series A, GO, 5.000%, 12/01/15	1,328
1,105	Series A, GO, 5.000%, 06/01/19	1,229
1,500	Series C, GO, 5.000%, 06/01/17	1,717
1,000	City of Cleveland, GO, NATL-RE, 5.750%, 08/01/11	1,075
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 06/01/17	2,376
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19	1,091
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,307
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,063
1,030	Series A, GO, 4.000%, 12/01/16	1,143
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,454
70	City of Strongsville, Unrefunded Balance, GO, 6.700%, 01/04/10	70
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/18	1,077
1,000	GO, 5.000%, 12/01/18	1,071
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,697
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,254
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,402
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	842
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/18	1,103
1,000	GO, NATL-RE, 5.000%, 06/01/16	1,124
1,000	GO, NATL-RE, 5.000%, 12/01/17	1,149
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 06/01/15	1,081
1,060	GO, NATL-RE, 5.000%, 06/01/15	1,128
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.000%, 06/01/15	1,522
2,450	Lakewood City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/17	1,886
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,946
1,120	Lebanon City School District, School Construction, GO, FSA, 5.000%, 06/01/15	1,191
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/11	2,090
1,430	Marysville Exempt Village School District, GO, FSA, 5.000%, 12/01/15	1,520
	Olentangy Local School District,
2,000	GO, FSA, 5.000%, 06/01/16	2,183
500	GO, NATL-RE, 7.750%, 12/01/11	569
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 06/01/18	1,559
1,000	Plain Local School District, GO, NATL-RE, FGIC, 5.800%, 06/01/11	1,066
285	Shaker Heights City School District, Series A, GO, 7.100%, 12/15/10	294
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,467
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,611
1,750	State of Ohio, Series A, GO, 5.375%, 03/01/18	1,977
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,343
1,250	Series B, GO, 5.000%, 03/15/14	1,343
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,139
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/14	1,600
3,335	State of Ohio, Site Development, Series A, GO, 4.000%, 11/01/14	3,674
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 06/01/17	1,485
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.000%, 11/01/10	1,040
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,586

		68,876

	Hospital — 7.2%
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.650%, 02/01/10	1,166
1,000	Rev., RADIAN, 5.700%, 02/01/10	1,004
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,784
1,400	Series A, Rev., 6.000%, 07/01/13	1,572
1,000	Series A, Rev., 6.000%, 07/01/13	1,086
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 01/04/10	1,002
1,000	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/04/10	1,006
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 01/04/10	918
	Lorain County Hospital, Catholic Healthcare Partners,
1,000	Series B, Rev., NATL-RE, 5.625%, 01/04/10	1,002
1,000	Series B, Rev., NATL-RE, 5.625%, 01/04/10	1,002
	Lucas County Hospital, Promedica Healthcare Obligation Group,
1,000	Rev., AMBAC, 5.625%, 01/04/10	1,012
1,000	Rev., AMBAC, 5.625%, 01/04/10	1,012
875	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.700%, 01/04/10	886
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/16	2,539
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/18	2,084
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/19	1,538

		21,613

	Housing — 6.0%
1,045	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/17	1,118
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	563
1,820	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.200%, 01/04/10	1,839
650	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/13	687
285	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 01/04/10	286
	Ohio Housing Finance Agency,
880	Series A, Rev., FSA, 4.500%, 04/01/12	951
1,000	Series A, Rev., FSA, 5.000%, 04/01/17	1,083
500	Series A, Rev., FSA, 5.000%, 04/01/17	526
1,495	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,550
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/16	1,406
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
845	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	850
10	Series D, Rev., 4.200%, 09/01/10	10
1,995	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 03/01/18	2,158
850	Ohio Housing Finance Agency, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	818
2,785	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,939
1,190	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	1,265

		18,049

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
705	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 01/04/10	653
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/11	859
1,250	Franklin County, American Chemical Society Project, Rev., 5.500%, 01/04/10	1,266
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/15	724
220	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series E, Rev., 6.100%, 11/15/10	217
710	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 01/04/10	679

		4,398

	Other Revenue — 2.9%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,531
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/17	1,104
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/19	1,097
1,000	Series B, Rev., 5.000%, 10/01/19	1,089
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/15	2,851

		8,672

	Prerefunded — 6.1%
1,000	Avon Lake City School District, GO, FGIC, 5.500%, 12/01/09 (p)	1,020
	City of Cleveland,
1,015	GO, AMBAC, 5.250%, 12/01/14 (p)	1,194
1,000	GO, FGIC, 5.600%, 12/01/10 (p)	1,063
320	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11 (p)	314
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO,
	FSA, 5.250%, 12/01/14 (p)	2,356
1,260	Franklin County, Children’s Hospital Improvement Project, Rev., AMBAC, 5.500%, 05/01/11 (p)	1,360
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.500%, 12/01/10 (p)	1,062
1,575	Montgomery County, Grandview Hospital & Medical Center, Rev., 5.650%, 12/01/12 (p)	1,575
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,184
1,500	Ohio State Turnpike Commission, Rev., 5.500%, 02/15/11 (p)	1,592
2,510	Ohio State Water Development Authority, Fresh Water, Rev., AMBAC, 5.800%, 01/04/10 (p)	2,515
150	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.000%, 12/01/09 (p)	150
1,955	State of Ohio, Infrastructure Improvements, GO, 5.750%, 02/01/10 (p)	1,973

		18,358

	Private Placement — 0.1%
428	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	432

	Special Tax — 2.5%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/13	1,067
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/16	1,068
	State of Ohio,
1,000	Series A, Rev., 5.000%, 04/01/18	1,079
1,500	Series A, Rev., 5.000%, 04/01/18	1,648
1,000	Series A, Rev., 5.000%, 04/01/18	1,088
1,500	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/19	1,728

		7,678

	Transportation — 7.3%
	City of Cleveland, Airport System,
2,000	Series A, Rev., FSA-CR, AMBAC, 5.250%, 01/01/20	2,151
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,577
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,087
1,500	Series C, Rev., VAR, FSA, 5.000%, 01/01/17	1,580
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.000%, 09/15/14	1,105
1,370	Rev., FSA, 5.250%, 09/15/21	1,487
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/17	2,167
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/19	2,203
1,185	Series A, Rev., 5.000%, 02/15/19	1,295
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,953
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., FSA, 5.000%, 06/15/17	1,439

		22,044

	Utility — 3.2%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/19	1,052
2,680	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11	2,608
	City of Cleveland, Public Power Systems,
1,220	Rev., AMBAC, 5.500%, 11/15/11	1,299
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,421
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/16	1,058
	City of Hamilton,
950	Series A, Rev., AGC, 5.000%, 10/01/19	1,062
1,000	Series A, Rev., AGC, 5.000%, 10/01/19	1,104

		9,604

	Water & Sewer — 10.6%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,117
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,153
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,127
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/16	1,704
1,000	Sub Series B, Rev., VAR, NATL-RE, 5.000%, 06/01/17	1,102
1,500	City of Cleveland, Series T, Rev., 5.000%, 01/01/19	1,664
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/17	1,355
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	2,289
1,000	City of Toledo, Sewer System, Rev., NATL-RE, 5.250%, 01/04/10	1,023
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/13	3,329
1,205	Delaware County, Sanitation Sewer Systems, Rev., FSA, 4.500%, 06/01/17	1,302
1,410	Hamilton County, Sewer Systems, GTR Cincinnati, Series A, Rev., 5.000%, 12/01/18	1,619
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.125%, 01/04/10	2,722
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,575
	Ohio State Water Development Authority, Community Assistance,
1,205	Rev., 5.000%, 12/01/19	1,340
1,275	Rev., 5.000%, 12/01/19	1,408
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/18	2,213
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,425
1,250	Ohio State Water Development Authority, State Match, Rev., 5.000%, 06/01/14	1,390

		31,857

	Total Ohio	256,442

	Texas — 1.6%
	General Obligation — 0.9%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/16	1,135
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/16	1,671

		2,806

	Prerefunded — 0.7%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	1,956

	Total Texas	4,762

	Washington — 0.2%
	General Obligation — 0.2%
435	State of Washington, Series A & AT-6, GO, 6.250%, 02/01/11	448

	Total Municipal Bonds (Cost $269,888)	282,660

SHARES

	Short-Term Investment — 4.7%
	Investment Company — 4.7%
14,158	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $14,158)	14,158

	Total Investments — 98.7% (Cost $284,046)	296,818
	Other Assets in Excess of Liabilities — 1.3%	4,004

	NET ASSETS — 100.0%	$300,822

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,439
Aggregate gross unrealized depreciation	(667)

Net unrealized appreciation/depreciation	$12,772

Federal income tax cost of investments	$284,046

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$14,158	$282,660	$—	$296,818

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Daily Demand Notes — 13.7%
	Ohio — 13.7%
2,300	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.210%, 12/01/09	2,300
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
4,335	Series A, Rev., VRDO, 0.270%, 12/01/09	4,335
100	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/09	100
200	Ohio State Water Development Authority, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.210%, 12/01/09	200
970	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear
	Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.200%, 12/01/09	970
1,400	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 0.240%, 12/01/09	1,400
1700	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 0.240%, 12/01/09	1,700

	Total Daily Demand Notes (Cost $11,005)	11,005

	Municipal Bonds — 9.9%
	Ohio — 9.9%
1,200	City of Perrysburg, Liberty Improvement, GO, BAN, 1.250%, 11/04/10	1,203
2,570	City of Perrysburg, Various Purpose, GO, BAN, 1.250%, 11/04/10	2,576
1,520	North Baltimore Local School District, School Improvement, BAN, 3.000%, 12/10/09	1,520
2,685	Wells Fargo State Trust, Floater Certificates, Rev., VRDO, LIQ: Wells Fargo & Company, 0.500%, 05/13/10 (e)	2,685

	Total Municipal Bonds (Cost $7,984)	7,984

	Weekly Demand Notes — 76.3%
	Ohio — 76.3%
5,000	Austin Trust Various States, Series 2008-3310, Rev., VRDO, FSA, LIQ: Bank of America N.A., 0.320%, 12/07/09	5,000
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.340%, 12/03/09	1,980
1,400	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/03/09	1,400
1,090	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/03/09	1,090
1,155	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 12/03/09	1,155
120	Deutsche Bank Spears/Lifers Trust Various States, Series 570, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 0.300%, 12/03/09	120
2,900	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.300%, 12/03/09	2,900
2,225	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.290%, 12/03/09	2,225
3,550	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.250%, 12/03/09	3,550
700	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 0.270%, 12/02/09	700
2,225	Montgomery County, Kettering Health, Series A, Rev., VRDO, FSA, 0.380%, 12/07/09	2,225
400	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.310%, 12/03/09	400
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.550%, 12/03/09	455
3,800	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 12/02/09	3,800
1,315	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Bank of New York, 0.330%, 12/02/09	1,315
	Ohio Housing Finance Agency, Residential Mortgage Backed,
300	Series B, Rev., VRDO, AMT, 0.270%, 12/02/09	300
4,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 12/07/09	4,100
490	Series B2, Rev., VRDO, AMT, LIQ: KBC Bank N.V., 0.300%, 12/02/09	490
1,400	Series C, Rev., VRDO, AMT, GNMA COLL, 0.320%, 12/02/09	1,400
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.280%, 12/02/09	1,000
350	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.320%, 12/02/09	350
1,000	Ohio State University, Series B, Rev., VRDO, 0.200%, 12/02/09	1,000
2,500	Ohio State Water Development Authority, Series DCL 046, Rev., VRDO, LIQ: Dexia Credit Local, 0.400%, 12/03/09	2,500
1,650	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.350%, 12/02/09	1,650
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
5,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.250%, 12/03/09	5,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.230%, 12/02/09	2,000
3,550	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 0.330%, 12/02/09	3,550
980	Puttable Floating Option Tax-Exempt Receipts, Series MT-513, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.890%, 12/07/09	980
2,000	State of Ohio, Common Schools, Series C, GO, VRDO, 0.230%, 12/02/09	2,000
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.450%, 12/03/09	4,000
2,718	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.490%, 12/03/09	2,718

	Total Weekly Demand Notes (Cost $61,393)	61,393

	Total Investments — 99.9% (Cost $80,382)*	80,382
	Other Assets in Excess of Liabilities — 0.1%	62

	NET ASSETS — 100.0%	$80,444

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2009.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$80,382	$—	$80,382

# Portfolio holdings designated in Level 2 are disclosed individually in the Schedules of Portfolio Investments (SOI). Please refer to the SOI for security type specifics of the portfolio holdings.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 10.9%
5,500		Ally Auto Receivables Trust, Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	5,573
1,220		American Express Credit Account Master Trust, Series 2008-1, Class A, VAR, 0.689%, 08/15/13	1,218
7,420		American Express Issuance Trust, Series 2008-2, Class A, 4.020%, 01/18/11	7,473
		AmeriCredit Automobile Receivables Trust,
2,745		Series 2005-DA, Class A4, 5.020%, 11/06/12	2,809
1,764		Series 2006-BG, Class A4, 5.210%, 09/06/13	1,815
2,297		Series 2008-AF, Class A3, 5.680%, 12/12/12	2,372
3,875		Series 2009-1, Class A3, 3.040%, 10/15/13	3,922
167		Americredit Prime Automobile Receivable, Series 2007-1, Class A3, 5.270%, 11/08/11	168
143		Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.361%, 08/25/32	92
2,129		Banc of America Securities Auto Trust, Series 2006-G1, Class A4, 5.170%, 12/20/10	2,133
		Bank of America Auto Trust,
880		Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	909
9,860		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	10,079
2,410		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	2,506
15,150		Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	15,381
11,000		Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	11,303
9,110		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	9,109
		Bear Stearns Asset Backed Securities Trust,
995		Series 2003-SD2, Class 2A, VAR, 4.331%, 06/25/43	879
1,183		Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36	819
		Capital Auto Receivables Asset Trust,
1,260		Series 2006-2, Class A3A, 4.980%, 05/15/11	1,275
969		Series 2007-1, Class A3A, 5.000%, 04/15/11	978
4,209		Series 2007-1, Class A4A, 5.010%, 04/16/12	4,364
750		Series 2007-4A, Class A3A, 5.000%, 12/15/11	765
2,047		Series 2008-1, Class A3A, 3.860%, 08/15/12	2,087
11,498		Series 2008-1, Class A4A, 4.460%, 07/15/14	11,997
		Capital One Auto Finance Trust,
1,260		Series 2005-C, Class A4A, 4.710%, 06/15/12	1,272
388		Series 2007-B, Class A3A, 5.030%, 04/15/12	392
1,100		Series 2007-C, Class A3A, 5.130%, 04/16/12	1,123
		Capital One Multi-Asset Execution Trust,
480		Series 2003-B5, Class B5, 4.790%, 08/15/13	488
2,150		Series 2006-A2, Class A, 4.850%, 11/15/13	2,236
265		Series 2006-A6, Class A6, 5.300%, 02/18/14	279
265		Series 2007-B3, Class B3, 5.050%, 03/15/13	268
125		Series 2007-B5, Class B5, 5.400%, 05/15/13	127
2,949		Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.940%, 07/15/12	3,009
		Carmax Auto Owner Trust,
200		Series 2008-1, Class A2, VAR, 0.939%, 04/15/11	200
17,385		Series 2009-1, Class A3, 4.120%, 03/15/13	18,114
		CarMax Auto Owner Trust,
847		Series 2006-1, Class A4, 5.410%, 06/15/11	863
3		Series 2006-2, Class A3, 5.150%, 02/15/11	3
2,157		Series 2006-2, Class A4, 5.140%, 11/15/11	2,209
1,387		Series 2007-1, Class A3, 5.240%, 07/15/11	1,399
1,850		Series 2007-1, Class A4, 5.240%, 06/15/12	1,921
2,035		Series 2007-2, Class A3, 5.230%, 12/15/11	2,071
1,350		Series 2007-2, Class A4, 5.270%, 11/15/12	1,414
1,886		Series 2007-3, Class A3A, 5.190%, 12/15/11	1,920
2,169		Series 2008-1, Class A4A, 4.790%, 02/15/13	2,274
7,375		Series 2009-1, Class A2, 3.310%, 11/15/11	7,457
		Caterpillar Financial Asset Trust,
245		Series 2008-A, Class A2A, 4.090%, 12/27/10	246
1,010		Series 2008-A, Class A3, 4.940%, 04/25/14	1,036
4,987		Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,598
		Chrysler Financial Auto Securitization Trust,
2,860		Series 2009-A, Class A3, 2.820%, 01/15/16	2,933
8,500		Series 2009-B, Class A2, 1.150%, 11/08/11	8,495
		Citibank Credit Card Issuance Trust,
285		Series 2007-A5, Class A5, 5.500%, 06/22/12	293
270		Series 2007-B2, Class B2, 5.000%, 04/02/12	273
700		Series 2007-B6, Class B6, 5.000%, 11/08/12	717
2,500		Series 2008-A5, Class A5, 4.850%, 04/22/15	2,714
		CitiFinancial Auto Issuance Trust,
9,720		Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	9,754
15,200		Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	15,362
		CNH Equipment Trust,
417		Series 2007-B, Class A3A, 5.400%, 10/17/11	420
1,061		Series 2008-B, Class A3A, 4.780%, 07/16/12	1,079
1,095		Series 2009-A, Class A3, 5.280%, 11/15/12	1,151
2,000		Series 2009-B, Class A3, 2.970%, 03/15/13	2,036
3,940		Series 2009-C, Class A3, 1.850%, 12/16/13	3,940
559		Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	562
1,581		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.836%, 10/25/34	800
2,556		Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.546%, 11/25/35	1,917
116		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	88
		Daimler Chrysler Auto Trust,
1,565		Series 2006-A, Class A4, 5.010%, 01/08/11	1,577
1,606		Series 2006-B, Class A4, 5.380%, 03/08/11	1,624
5,800		Series 2006-D, Class A4, 4.940%, 02/08/12	5,913
1,325		Series 2007-A, Class A3A, 5.000%, 02/08/12	1,350
2,500		Series 2007-A, Class A4, 5.280%, 03/08/13	2,628
5,507		Series 2008-A, Class A4, 4.480%, 08/08/14	5,708
1,255		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,394
		Ford Credit Auto Owner Trust,
898		Series 2006-B, Class A4, 5.250%, 09/15/11	916
3,337		Series 2006-C, Class A4A, 5.150%, 02/15/12	3,427
3,146		Series 2007-A, Class A3A, 5.400%, 08/15/11	3,198
1,630		Series 2007-A, Class A4A, 5.470%, 06/15/12	1,712
6,335		Series 2007-B, Class A3A, 5.150%, 11/15/11	6,467
3,402		Series 2007-B, Class A4A, 5.240%, 07/15/12	3,589
2,905		Series 2008-A, Class A3A, 3.960%, 04/15/12	2,959
250		Series 2008-B, Class A3A, 4.280%, 05/15/12	256
15,850		Series 2009-A, Class A4, 6.070%, 05/15/14	17,491
5,465		Series 2009-B, Class A3, 2.790%, 08/15/13	5,598
4,000		Series 2009-D, Class A3, 2.170%, 10/15/13	4,063
		Franklin Auto Trust,
1,400		Series 2006-1, Class A4, 5.030%, 07/21/14	1,422
677		Series 2007-1, Class A3, 4.950%, 01/17/12	686
		GE Capital Credit Card Master Note Trust,
9,090		Series 2005-3, Class A, 4.130%, 06/15/13	9,227
115		Series 2007-1, Class B, 4.950%, 03/15/13	116
1,525		Series 2007-3, Class A2, 5.400%, 06/15/13	1,558
120		Series 2007-3, Class B, 5.490%, 06/15/13	122
		GS Auto Loan Trust,
5,062		Series 2006-1, Class A4, 5.380%, 01/15/14	5,153
2,908		Series 2007-1, Class A3, 5.390%, 12/15/11	2,953
800		GSAA Trust, Series 2006-3, Class A1, VAR, 03/25/36	545
		Harley-Davidson Motorcycle Trust,
448		Series 2005-3, Class A2, 4.410%, 06/15/12	458
42		Series 2006-3, Class A3, 5.240%, 01/15/12	41
1,445		Series 2006-3, Class A4, 5.220%, 06/15/13	1,496
3,485		Series 2007-1, Class A4, 5.210%, 06/17/13	3,633
2,500		Series 2007-2, Class A3, 5.100%, 05/15/12	2,528
21,186		Series 2007-2, Class A4, 5.120%, 08/15/13	22,186
2,000		Series 2007-3, Class A4, 5.520%, 11/15/13	2,110
4,287		Series 2009-1, Class A3, 3.190%, 11/15/13	4,400
7,640		Series 2009-1, Class A4, 4.550%, 01/15/17	8,055
6,665		Series 2009-3, Class A2, 0.940%, 04/15/12	6,666
5,145		Series 2009-3, Class A3, 1.740%, 09/15/13	5,173
		HFC Home Equity Loan Asset Backed Certificates,
12,984		Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	11,905
15,209		Series 2005-2, Class M1, VAR, 0.697%, 01/20/35	13,313
7,057		Series 2005-2, Class M2, VAR, 0.727%, 01/20/35	5,820
10,965		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	9,562
11,841		Series 2006-2, Class A1, VAR, 0.387%, 03/20/36	10,404
14,917		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,127
9,725		Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	9,766
10,020		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	10,252
11,000		Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	11,197
11,521		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	9,789
		Honda Auto Receivables Owner Trust,
2,069		Series 2006-2, Class A4, 5.280%, 01/23/12	2,095
1,218		Series 2006-3, Class A4, 5.110%, 04/15/12	1,238
369		Series 2007-1, Class A3, 5.100%, 03/18/11	372
5,670		Series 2007-1, Class A4, 5.090%, 07/18/13	5,847
1,750		Series 2007-2, Class A4, 5.570%, 11/21/13	1,830
4,534		Series 2008-1, Class A3, 4.470%, 01/18/12	4,623
4,030		Series 2008-1, Class A4, 4.880%, 09/18/14	4,272
4,105		Series 2009-2, Class A3, 2.790%, 01/15/13	4,208
3,025		Series 2009-3, Class A3, 2.310%, 05/15/13	3,081
1,430		Series 2009-3, Class A4, 3.300%, 09/15/15	1,484
		Household Automotive Trust,
1,157		Series 2005-3, Class A4, 4.940%, 11/19/12	1,165
746		Series 2006-1, Class A3, 5.430%, 06/17/11	752
445		Series 2006-1, Class A4, 5.520%, 03/18/13	457
1,590		Series 2006-3, Class A4, 5.340%, 09/17/13	1,639
1,543		Series 2007-1, Class A3, 5.300%, 11/17/11	1,562
		Huntington Auto Trust,
11,110		Series 2009-1A, Class A2, 3.480%, 07/15/11 (e)	11,200
30,000		Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	31,007
		Hyundai Auto Receivables Trust,
74		Series 2006-B, Class A3, 5.110%, 04/15/11	75
1,250		Series 2006-B, Class A4, 5.150%, 05/15/13	1,309
3,494		Series 2007-A, Class A3A, 5.040%, 01/17/12	3,561
233		Series 2007-A, Class A3B, VAR, 0.639%, 01/17/12	234
408		Series 2008-A, Class A2, 4.160%, 05/15/11	411
5,575		Series 2008-A, Class A3, 4.930%, 12/17/12	5,838
7,500		Series 2009-A, Class A3, 2.030%, 08/15/13	7,596
		John Deere Owner Trust,
385		Series 2006-A, Class A4, 5.390%, 06/17/13	389
4		Series 2007-A, Class A3, 5.040%, 07/15/11	4
2,970		Series 2009-A, Class A3, 2.590%, 10/15/13	3,032
5,240		Series 2009-B, Class A2, 0.850%, 03/15/12	5,250
4,770		Series 2009-B, Class A3, 1.570%, 10/15/13	4,797
499		Long Beach Auto Receivables Trust, Series 2007-A, Class A3, 4.972%, 10/15/11	500
		MBNA Credit Card Master Note Trust,
239		Series 2002-C1, Class C1, 6.800%, 07/15/14	246
1,075		Series 2003-C1, Class C1, VAR, 1.939%, 06/15/12	1,074
6,470		MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800%, 10/15/12	6,669
2,000		Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	2,015
24,005		MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	24,839
1,473		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 1.736%, 03/25/33	604
1,338		MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.336%, 12/25/31	568
		Nissan Auto Receivables Owner Trust,
2,359		Series 2007-B, Class A3, 5.030%, 05/16/11	2,387
3,625		Series 2007-B, Class A4, 5.160%, 03/17/14	3,819
1,932		Series 2008-A, Class A3, 3.890%, 08/15/11	1,957
7,200		Series 2008-B, Class A3, 4.460%, 04/16/12	7,403
880		Series 2009-1, Class A2, 3.920%, 04/15/11	888
3,335		Series 2009-1, Class A3, 5.000%, 09/15/14	3,503
7,200		Series 2009-A, Class A3, 3.200%, 02/15/13	7,438
11,966		Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.686%, 06/25/35	11,579
61		Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	43
30		Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	25
1,371		Triad Auto Receivables Owner Trust, Series 2007-B, Class A2A, 5.300%, 10/12/11	1,378
		USAA Auto Owner Trust,
262		Series 2005-4, Class A4, 4.890%, 08/15/12	264
398		Series 2006-3, Class A4, 5.360%, 06/15/12	406
95		Series 2006-4, Class A3, 5.010%, 06/15/11	95
1,275		Series 2006-4, Class A4, 4.980%, 10/15/12	1,312
1,357		Series 2007-1, Class A3, 5.430%, 10/17/11	1,375
5,000		Series 2007-1, Class A4, 5.550%, 02/15/13	5,256
673		Series 2007-2, Class A3, 4.900%, 02/15/12	683
2,787		Series 2008-1, Class A3, 4.160%, 04/16/12	2,834
6,268		Series 2008-2, Class A3, 4.640%, 10/15/12	6,459
149		Series 2008-3, Class A2, 3.580%, 03/15/11	149
11,060		Series 2008-3, Class A3, 4.280%, 10/15/12	11,393
9,560		Series 2009-2, Class A3, 1.540%, 02/18/14	9,559
1,570		Series 2009-2, Class A4, 2.530%, 07/15/15	1,570
3,520		Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3, 4.500%, 07/20/12	3,620
		Wachovia Auto Owner Trust,
52		Series 2005-B, Class A4, 4.840%, 04/20/11	52
7,253		Series 2005-B, Class A5, 4.930%, 11/20/12	7,268
		World Omni Auto Receivables Trust,
1,687		Series 2006-A, Class A4, 5.030%, 10/17/11	1,709
1,292		Series 2006-B, Class A4, 5.120%, 06/15/12	1,328
4,666		Series 2007-B, Class A3A, 5.280%, 01/17/12	4,751
5,060		Series 2007-B, Class A4, 5.390%, 05/15/13	5,346
2,800		Series 2008-B, Class A3A, 5.130%, 04/15/13	2,935
5,375		Series 2009-A, Class A3, 3.330%, 05/15/13	5,541

		Total Asset-Backed Securities (Cost $717,629)	723,180

		Collateralized Mortgage Obligations — 12.0%
		Agency CMO — 6.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,840		Series 31, Class Z, 8.000%, 04/25/24	2,019
240		Series 56, Class Z, 7.500%, 09/20/26	255
		Federal Home Loan Mortgage Corp. REMICS,
24		Series 2, Class Z, 9.300%, 03/15/19	26
12		Series 12, Class A, 9.250%, 11/15/19	13
28		Series 16, Class D, 10.000%, 10/15/19	31
40		Series 17, Class I, 9.900%, 10/15/19	44
67		Series 23, Class F, 9.600%, 04/15/20	74
29		Series 26, Class F, 9.500%, 02/15/20	32
6		Series 81, Class A, 8.125%, 11/15/20	7
31		Series 85, Class C, 8.600%, 01/15/21	34
28		Series 99, Class Z, 9.500%, 01/15/21	31
4		Series 159, Class H, 4.500%, 09/15/21	4
6		Series 189, Class D, 6.500%, 10/15/21	7
–	(h)	Series 1045, Class G, HB, IO, 1,066.209%, 02/15/21	1
7		Series 1053, Class G, 7.000%, 03/15/21	7
18		Series 1056, Class KZ, 6.500%, 03/15/21	20
10		Series 1074, Class H, 8.500%, 05/15/21	10
28		Series 1082, Class C, 9.000%, 05/15/21	31
12		Series 1087, Class I, 8.500%, 06/15/21	13
34		Series 1125, Class Z, 8.250%, 08/15/21	37
35		Series 1142, Class IA, 7.000%, 10/15/21	37
5		Series 1169, Class G, 7.000%, 11/15/21	6
8		Series 1173, Class E, 6.500%, 11/15/21	8
70		Series 1343, Class LA, 8.000%, 08/15/22	77
18		Series 1424, Class F, VAR, 1.822%, 11/15/22	18
323		Series 1480, Class LZ, 7.500%, 03/15/23	354
854		Series 1560, Class Z, 7.000%, 08/15/23	936
79		Series 1641, Class FA, VAR, 1.200%, 12/15/13	79
208		Series 1754, Class Z, 8.500%, 09/15/24	232
442		Series 1779, Class Z, 8.500%, 04/15/25	486
10		Series 1807, Class G, 9.000%, 10/15/20	11
–	(h)	Series 1838, Class H, 6.500%, 04/15/11	–	(h)
1,523		Series 1888, Class Z, 7.000%, 08/15/26	1,668
5,540		Series 2065, Class PV, 7.000%, 08/17/27	5,656
2,312		Series 2358, Class PD, 6.000%, 09/15/16	2,443
3,181		Series 2363, Class PF, 6.000%, 09/15/16	3,405
1,644		Series 2382, Class DA, 5.500%, 10/15/30	1,682
1,532		Series 2390, Class CH, 5.500%, 12/15/16	1,635
375		Series 2416, Class PR, 6.000%, 12/15/30	375
668		Series 2425, Class JH, 6.000%, 03/15/17	724
1,783		Series 2450, Class PE, 6.000%, 07/15/21	1,831
2,503		Series 2453, Class BD, 6.000%, 05/15/17	2,711
1,667		Series 2458, Class OE, 6.000%, 06/15/17	1,808
126		Series 2479, Class PE, 6.000%, 05/15/31	126
1,205		Series 2496, Class BK, 5.500%, 09/15/17	1,293
874		Series 2503, Class TG, 5.500%, 09/15/17	938
922		Series 2508, Class AQ, 5.500%, 10/15/17	989
4,305		Series 2513, Class DB, 5.000%, 10/15/17	4,578
339		Series 2519, Class HB, 5.000%, 10/15/21	347
163		Series 2526, Class CA, 5.000%, 06/15/16	164
878		Series 2528, Class VA, 5.500%, 12/15/12	905
118		Series 2534, Class HM, 4.500%, 10/15/16	121
629		Series 2575, Class KA, 5.000%, 11/15/17	662
2,726		Series 2578, Class DA, 4.500%, 09/15/16	2,783
579		Series 2579, Class GQ, 4.000%, 01/15/17	591
1,194		Series 2583, Class TD, 4.500%, 12/15/13	1,236
1,500		Series 2587, Class WB, 5.000%, 11/15/16	1,548
265		Series 2617, Class UM, 4.000%, 05/15/15	268
1,761		Series 2617, Class VN, 5.500%, 04/15/14	1,876
2,870		Series 2632, Class NE, 4.000%, 06/15/13	2,930
7,507		Series 2635, Class MS, IF, IO, 7.511%, 02/15/18	730
300		Series 2640, Class VM, 4.500%, 12/15/21	310
4,568		Series 2641, Class KJ, 4.000%, 01/15/18	4,753
942		Series 2643, Class ME, 3.500%, 03/15/18	973
5,471		Series 2645, Class SP, IF, IO, 6.911%, 07/15/26	125
1,500		Series 2666, Class OC, 5.500%, 01/15/22	1,587
23		Series 2668, Class AD, 4.000%, 01/15/15	23
613		Series 2685, Class MX, 4.000%, 07/15/16	632
729		Series 2718, Class TC, 5.000%, 04/15/27	750
650		Series 2755, Class PA, PO, 02/15/29	632
3,875		Series 2763, Class PD, 4.500%, 12/15/17	4,098
395		Series 2763, Class TA, 4.000%, 03/15/11	402
4,441		Series 2765, Class CA, 4.000%, 07/15/17	4,604
3,500		Series 2773, Class OB, 5.000%, 02/15/19	3,756
655		Series 2780, Class YP, 7.500%, 08/15/18	701
488		Series 2782, Class HE, 4.000%, 09/15/17	507
701		Series 2786, Class PC, 4.500%, 10/15/16	719
3,016		Series 2812, Class AB, 4.500%, 10/15/18	3,158
713		Series 2825, Class VP, 5.500%, 06/15/15	773
4,000		Series 2836, Class PX, 4.000%, 05/15/18	4,200
319		Series 2851, Class BD, 4.000%, 02/15/20	324
10,281		Series 2859, Class SA, IF, IO, 7.011%, 11/15/18	712
4,572		Series 2875, Class HA, 4.000%, 11/15/18	4,761
3,043		Series 2924, Class DA, 4.500%, 02/15/19	3,181
737		Series 2927, Class YN, 4.500%, 10/15/32	776
336		Series 2955, Class OC, 5.000%, 02/15/24	337
1,597		Series 2956, Class LD, 5.000%, 05/15/18	1,644
1,601		Series 2962, Class WJ, 5.500%, 06/15/24	1,695
21,244		Series 2989, Class MU, IF, IO, 6.761%, 07/15/34	2,013
2,824		Series 2993, Class MN, 5.000%, 06/15/23	2,962
2,148		Series 2995, Class FT, VAR, 0.489%, 05/15/29	2,106
793		Series 3001, Class YN, 4.500%, 06/15/33	819
1,583		Series 3005, Class PV, IF, 12.353%, 10/15/33	1,787
4,810		Series 3036, Class NB, 5.000%, 01/15/29	5,112
761		Series 3047, Class OB, 5.500%, 12/15/33	814
639		Series 3082, Class PE, 5.000%, 12/15/23	645
424		Series 3151, Class PA, 6.000%, 03/15/26	432
1,294		Series 3173, Class PH, 6.000%, 09/15/27	1,338
7,211		Series 3192, Class GA, 6.000%, 03/15/27	7,351
9,320		Series 3197, Class AB, 5.500%, 08/15/13	9,524
5,259		Series 3205, Class PA, 6.000%, 04/15/27	5,368
3,343		Series 3234, Class MA, 4.500%, 03/15/28	3,455
2,698		Series 3242, Class NC, 5.750%, 12/15/28	2,782
3,931		Series 3242, Class PA, 5.750%, 11/15/29	4,113
4,732		Series 3280, Class MA, 5.500%, 05/15/26	4,865
15,861		Series 3305, Class IW, IF, IO, 6.211%, 04/15/37	1,398
1,166		Series 3329, Class JA, 6.000%, 08/15/28	1,219
4,368		Series 3356, Class PA, 6.000%, 11/15/26	4,493
1,382		Series 3363, Class A, 5.000%, 07/15/16	1,442
177,544		Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	5,154
21,934		Series 3429, Class S, IF, IO, 6.581%, 03/15/38	2,252
74,694		Series 3437, Class DI, IO, 1.559%, 02/15/12	1,220
62,493		Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	1,856
13,145		Series 3546, Class A, VAR, 6.116%, 02/15/39	13,846
2,534		Series R008, Class FK, VAR, 0.639%, 07/15/23	2,502
64		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	64
		Federal National Mortgage Association REMICS,
23		Series 1988-7, Class Z, 9.250%, 04/25/18	26
28		Series 1988-13, Class C, 9.300%, 05/25/18	31
21		Series 1988-15, Class A, 9.000%, 06/25/18	24
23		Series 1988-16, Class B, 9.500%, 06/25/18	27
17		Series 1989-2, Class D, 8.800%, 01/25/19	19
49		Series 1989-27, Class Y, 6.900%, 06/25/19	53
13		Series 1989-54, Class E, 8.400%, 08/25/19	14
13		Series 1989-66, Class J, 7.000%, 09/25/19	14
10		Series 1989-70, Class G, 8.000%, 10/25/19	11
197		Series 1989-72, Class E, 9.350%, 10/25/19	228
24		Series 1989-89, Class H, 9.000%, 11/25/19	27
9		Series 1989-96, Class H, 9.000%, 12/25/19	10
16		Series 1990-7, Class B, 8.500%, 01/25/20	18
13		Series 1990-12, Class G, 4.500%, 02/25/20	13
295		Series 1990-19, Class G, 9.750%, 02/25/20	338
52		Series 1990-58, Class J, 7.000%, 05/25/20	58
50		Series 1990-61, Class H, 7.000%, 06/25/20	56
23		Series 1990-106, Class J, 8.500%, 09/25/20	26
10		Series 1990-109, Class J, 7.000%, 09/25/20	11
29		Series 1990-111, Class Z, 8.750%, 09/25/20	32
15		Series 1990-117, Class E, 8.950%, 10/25/20	17
15		Series 1990-123, Class G, 7.000%, 10/25/20	16
14		Series 1990-132, Class Z, 7.000%, 11/25/20	16
599		Series 1990-137, Class X, 9.000%, 12/25/20	658
5		Series 1991-53, Class J, 7.000%, 05/25/21	6
34		Series 1991-130, Class C, 9.000%, 09/25/21	39
73		Series 1992-81, Class ZB, 8.500%, 04/25/22	80
3		Series 1992-96, Class B, PO, 05/25/22	3
2,971		Series 1992-131, Class KB, 8.000%, 08/25/22	3,285
2,979		Series 1992-185, Class L, 8.000%, 10/25/22	3,308
10		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	12
85		Series 1993-220, Class PJ, 6.000%, 11/25/13	87
1		Series 1993-225, Class MC, PO, 11/25/23	–	(h)
81		Series 1993-235, Class G, PO, 09/25/23	73
1		Series 1997-46, Class PN, 6.500%, 07/18/12	1
10		Series 1997-55, Class B, 7.000%, 02/18/27	10
10,444		Series 1999-6, Class PB, 6.000%, 03/25/19	11,441
5,050		Series 1999-42, Class SA, IF, IO, 7.964%, 10/25/28	285
2,631		Series 2002-2, Class MG, 6.000%, 02/25/17	2,849
1,446		Series 2002-3, Class OG, 6.000%, 02/25/17	1,563
2,675		Series 2002-28, Class LD, 6.000%, 05/25/17	2,894
1,584		Series 2002-58, Class HC, 5.500%, 09/25/17	1,696
3,092		Series 2002-59, Class UC, 5.500%, 09/25/17	3,316
1,010		Series 2002-63, Class KC, 5.000%, 10/25/17	1,073
3,000		Series 2003-3, Class PD, 5.000%, 08/25/16	3,117
12,371		Series 2003-5, Class SE, IF, IO, 7.414%, 08/25/22	941
486		Series 2003-21, Class M, 5.000%, 02/25/17	501
29,841		Series 2003-25, Class CS, IF, IO, 7.414%, 03/25/17	1,357
9,232		Series 2003-25, Class SC, IF, IO, 7.414%, 03/25/17	379
3,326		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	530
458		Series 2003-46, Class VX, 6.000%, 10/25/15	462
4,723		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	753
11,293		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	710
12,337		Series 2003-69, Class GI, IO, 5.000%, 12/25/31	1,049
2,500		Series 2003-86, Class DM, 4.000%, 09/25/10	2,544
4,721		Series 2003-92, Class HP, 4.500%, 09/25/18	5,015
513		Series 2003-108, Class HA, 5.000%, 01/25/27	522
2,116		Series 2003-113, Class PC, 4.000%, 03/25/15	2,142
2,289		Series 2003-120, Class BQ, 4.000%, 09/25/16	2,354
1,662		Series 2004-72, Class F, VAR, 0.736%, 09/25/34	1,640
480		Series 2004-101, Class AR, 5.500%, 01/25/35	521
1,742		Series 2005-1, Class HC, 5.000%, 09/25/28	1,817
19,553		Series 2005-19, Class PA, 5.500%, 07/25/34	21,033
9,133		Series 2005-19, Class SK, IF, IO, 6.514%, 11/25/22	593
1,026		Series 2005-27, Class TH, 5.500%, 07/25/31	1,067
5,990		Series 2005-38, Class FK, VAR, 0.536%, 05/25/35	5,870
1,314		Series 2005-40, Class YA, 5.000%, 09/25/20	1,378
1,219		Series 2005-47, Class AN, 5.000%, 12/25/16	1,250
693		Series 2005-48, Class OM, 5.000%, 03/25/30	720
3,244		Series 2005-68, Class JK, 5.250%, 05/25/35	3,272
3,216		Series 2005-83, Class LJ, 5.000%, 10/25/35	3,226
705		Series 2005-84, Class MB, 5.750%, 10/25/35	769
4,802		Series 2005-104, Class YA, 5.500%, 10/25/19	4,875
5,000		Series 2006-39, Class WB, 5.500%, 10/25/30	5,300
17,892		Series 2006-58, Class ST, IF, IO, 6.914%, 07/25/36	1,211
817		Series 2006-81, Class NA, 6.000%, 02/25/27	840
5,170		Series 2006-102, Class MA, 6.000%, 07/25/27	5,326
2,755		Series 2007-16, Class FC, VAR, 0.986%, 03/25/37	2,572
7,607		Series 2007-22, Class SC, IF, IO, 5.844%, 03/25/37	717
22,829		Series 2007-33, Class MS, IF, IO, 6.354%, 04/25/37	2,381
5,707		Series 2007-47, Class PA, 5.000%, 02/25/28	5,921
7,411		Series 2007-54, Class FA, VAR, 0.636%, 06/25/37	7,312
3,852		Series 2007-79, Class MA, 5.500%, 12/25/28	4,017
29,822		Series 2007-85, Class SH, IF, IO, 6.264%, 09/25/37	3,103
7,353		Series 2007-106, Class A7, VAR, 6.168%, 10/25/37	7,843
14,569		Series 2008-18, Class SE, IF, IO, 6.034%, 03/25/38	1,515
155,760		Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	3,408
2,376		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	258
8,233		Series 2009-29, Class LA, VAR, 7.205%, 05/25/39	9,080
61,211		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	6,612
22		Series G-11, Class Z, 8.500%, 05/25/21	24
10		Series G-22, Class ZT, 8.000%, 12/25/16	11
17		Series G-41, Class PT, 7.500%, 10/25/21	17
1,478		Series G92-19, Class M, 8.500%, 04/25/22	1,651
41		Series G92-35, Class E, 7.500%, 07/25/22	46
1,277		Series G92-35, Class EA, 8.000%, 07/25/22	1,418
19		Series G92-40, Class ZC, 7.000%, 07/25/22	21
185		Series G92-44, Class ZQ, 8.000%, 07/25/22	206
45		Series G92-54, Class ZQ, 7.500%, 09/25/22	51
6,813		Series G92-64, Class J, 8.000%, 11/25/22	7,566
2,645		Series G92-66, Class K, 8.000%, 12/25/22	2,938
2,610		Series G94-6, Class PJ, 8.000%, 05/17/24	2,899
		Federal National Mortgage Association STRIPS,
3		Series 25, Class 1, 6.000%, 02/01/13	3
176		Series 108, Class 1, PO, 03/01/20	171
4		Series 268, Class 2, IO, 9.000%, 02/01/23	1
2,689		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	347
2,384		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	344
3,381		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	297
5,243		Series 334, Class 9, IO, 6.000%, 03/01/33	731
20,045		Series 343, Class 21, IO, 4.000%, 09/01/18	1,680
8,492		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	771
3,433		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	324
2,273		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	270
2,485		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	308
3,517		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	439
2,101		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	293
11,484		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	1,705
15,262		Series 394, Class C3, IO, 6.500%, 09/25/38	2,331
3		Federal National Mortgage Association Whole Loan, Series 1995-W3, Class A, 9.000%, 04/25/25	4
		Government National Mortgage Association,
137		Series 1997-12, Class D, 7.500%, 09/20/27	145
2,851		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	460
22,349		Series 2008-75, Class SP, IF, IO, 7.233%, 08/20/38	2,399
29,861		Series 2009-14, Class KS, IF, IO, 6.063%, 03/20/39	2,397
7,998		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	925
72,024		Series 2009-14, Class SA, IF, IO, 5.843%, 03/20/39	6,899
29		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	33

			399,740

		Non-Agency CMO — 6.0%
		ABN Amro Mortgage Corp.,
272		Series 2003-7, Class A3, 4.500%, 07/25/18	274
2,106		Series 2003-9, Class A2, 4.500%, 08/25/18	2,078
		Banc of America Mortgage Securities, Inc.,
6,006		Series 2004-3, Class 1A23, 4.500%, 04/25/34	6,005
4,411		Series 2004-4, Class 1A9, 5.000%, 05/25/34	4,335
11,074		Series 2004-4, Class 4A1, 4.750%, 05/25/19	11,107
8,558		Series 2004-5, Class 3A5, 4.750%, 06/25/19	8,662
18,748		Series 2004-5, Class 4A1, 4.750%, 06/25/19	18,889
842		Series 2004-E, Class 2A5, VAR, 4.158%, 06/25/34	835
12,998		BCAP LLC Trust, Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	12,982
632		Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33	582
2,285		Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.509%, 06/25/34	2,242
10,472		Chase Mortgage Finance Corp., Series 2003-S10, Class A1, 4.750%, 11/25/18	10,705
3,829		Citicorp Mortgage Securities, Inc., Series 2004-3, Class A8, 5.250%, 05/25/34	3,823
		Citigroup Mortgage Loan Trust, Inc.,
3,305		Series 2003-UP3, Class A1, 7.000%, 09/25/33	3,233
12,468		Series 2004-UST1, Class A6, VAR, 5.073%, 08/25/34	12,216
329		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	332
4,415		Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A5, 5.250%, 11/25/14	4,386
		Countrywide Home Loan Mortgage Pass-Through Trust,
10,929		Series 2003-34, Class A6, 5.250%, 09/25/33	11,035
2,374		Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,368
1,995		Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 5A5, VAR, 5.453%, 12/25/14	1,897
6,387		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.000%, 09/25/18	6,411
396		First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.500%, 10/25/35	388
		First Horizon Asset Securities, Inc.,
11,926		Series 2003-8, Class 2A1, 4.500%, 09/25/18	12,016
10,113		Series 2004-7, Class 2A1, 4.750%, 12/25/19	10,174
		GMAC Mortgage Corp. Loan Trust,
10,653		Series 2003-AR1, Class A4, VAR, 4.133%, 10/19/33	10,013
8		Series 2003-J1, Class A3, 5.250%, 03/25/18	8
758		Series 2003-J4, Class 2A1, 4.750%, 09/25/18	775
17,059		GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	16,789
2,832		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.596%, 02/25/35	1,541
14,861		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	13,212
17		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	17
6,690		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	6,545
413		MASTR Alternative Loans Trust, Series 2004-8, Class 6A1, 5.500%, 09/25/19	401
		MASTR Asset Securitization Trust,
2,856		Series 2002-7, Class 1A1, 5.500%, 11/25/17	2,929
223		Series 2003-4, Class 2A2, 5.000%, 05/25/18	223
4,438		Series 2003-11, Class 10A1, 5.000%, 12/25/18	4,536
10,108		Series 2004-6, Class 6A1, 4.500%, 07/25/19	10,083
2,692		Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.516%, 08/25/35	1,750
9		Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	9
900		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	824
		Nomura Asset Acceptance Corp.,
2,220		Series 2005-AR1, Class 1A1, VAR, 4.695%, 02/25/35	1,519
1,136		Series 2005-AR2, Class 3A1, VAR, 0.486%, 05/25/35	850
3,110		Series 2005-AR6, Class 4A1, VAR, 0.496%, 12/25/35	1,524
11		Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	13
15,178		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	15,575
1,000		Residential Accredit Loans, Inc., Series 2003-QR24, Class A7, 4.000%, 07/25/33	808
1,232		Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	1,227
5,025		Residential Funding Mortgage Securities I, Series 2002-S18, Class A1, 5.250%, 12/25/17	5,021
		Structured Asset Securities Corp.,
10,744		Series 2003-8, Class 1A2, 5.000%, 04/25/18	10,151
3,245		Series 2003-31A, Class B1, VAR, 3.450%, 10/25/33	1,655
8,207		Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VAR, 0.356%, 07/25/36	7,571
4,800		WaMu Mortgage Pass Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	4,869
3,395		WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, VAR, 4.190%, 01/25/35	3,145
1,453		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS3, Class 1A4, 6.500%, 05/25/32	1,450
		Wells Fargo Mortgage Backed Securities Trust,
12,885		Series 2003-10, Class A1, 4.500%, 09/25/18	12,852
10,297		Series 2003-11, Class 2A1, 4.750%, 10/25/18	10,551
11,763		Series 2003-12, Class A2, 4.500%, 11/25/18	11,910
1,069		Series 2003-12, Class A3, 5.000%, 11/25/18	1,092
9,583		Series 2003-15, Class 1A1, 4.750%, 12/25/18	9,796
13,099		Series 2003-16, Class 2A1, 4.500%, 12/25/18	13,295
8,824		Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	8,666
140		Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	138
21,849		Series 2003-M, Class A1, VAR, 4.691%, 12/25/33	21,733
11,093		Series 2004-7, Class 2A1, 4.500%, 07/25/19	11,232
3,784		Series 2004-EE, Class 2A2, VAR, 3.122%, 12/25/34	3,627
5,504		Series 2004-EE, Class 3A2, VAR, 3.995%, 12/25/34	5,392
12,484		Series 2004-O, Class A1, VAR, 4.866%, 08/25/34	12,466
1,970		Series 2006-AR11, Class A4, VAR, 5.512%, 08/25/36	1,803
997		Series 2006-AR17, Class A1, VAR, 5.334%, 10/25/36	675

			397,236

		Total Collateralized Mortgage Obligations (Cost $793,903)	796,976

		Commercial Mortgage-Backed Securities — 2.2%
		Banc of America Commercial Mortgage, Inc.,
2,428		Series 2002-2, Class A2, 4.772%, 07/11/43	2,477
3,760		Series 2004-5, Class A3, 4.561%, 11/10/41	3,806
5,918		Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.460%, 10/15/36	6,258
4,385		Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A2, 7.631%, 07/15/32	4,476
622		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.913%, 03/15/49	640
1,330		Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,426
10,422		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	10,441
		CS First Boston Mortgage Securities Corp.,
11,824		Series 2001-CF2, Class A4, 6.505%, 02/15/34	12,174
4,817		Series 2002-CKS4, Class A1, 4.485%, 11/15/36	4,915
5,000		Series 2005-C6, Class A2FX, VAR, 5.207%, 12/15/40	5,003
15,132		First Union National Bank Commercial Mortgage, Series 2000-C2, Class B, VAR, 7.281%, 10/15/32	15,657
		GMAC Commercial Mortgage Securities, Inc.,
2,152		Series 2003-C1, Class A1, 3.337%, 05/10/36	2,173
900		Series 2003-C3, Class A3, 4.646%, 04/10/40	920
2,000		GS Mortgage Securities Corp. II, Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	2,094
658		LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	658
783		Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	784
		Morgan Stanley Capital I,
10,046		Series 2003-T11, Class A3, 4.850%, 06/13/41	10,183
14,494		Series 2004-HQ3, Class A2, 4.050%, 01/13/41	14,602
911		Series 2006-T23, Class A1, 5.682%, 08/12/41	932
2,250		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	2,390
4,793		Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	5,140
6,588		Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	6,645
		Prudential Mortgage Capital Funding LLC,
10,000		Series 2001-ROCK, Class B, 6.760%, 05/10/34	10,569
10,000		Series 2001-ROCK, Class C, 6.936%, 05/10/34	10,379
13,525		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.073%, 08/15/39	14,374

		Total Commercial Mortgage-Backed Securities (Cost $147,568)	149,116

		Corporate Bonds — 12.2%
		Consumer Discretionary — 0.4%
		Auto Components — 0.1%
3,305		Johnson Controls, Inc., 4.875%, 09/15/13	3,406

		Automobiles — 0.0% (g)
1,000		Daimler Finance North America LLC, 5.750%, 09/08/11	1,060

		Media — 0.2%
310		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	363
		Cox Communications, Inc.,
1,400		5.450%, 12/15/14	1,524
1,255		7.750%, 11/01/10	1,319
2,000		Historic TW, Inc., 9.125%, 01/15/13	2,348
868		Thomson Reuters Corp., (Canada), 6.200%, 01/05/12	951
		Time Warner Cable, Inc.,
670		6.200%, 07/01/13	743
550		7.500%, 04/01/14	638
2,000		Viacom, Inc., 4.375%, 09/15/14	2,085
585		Walt Disney Co. (The), 4.700%, 12/01/12	639

			10,610

		Multiline Retail — 0.0% (g)
1,256		Kohls Corp., 7.375%, 10/15/11	1,380
		Target Corp.,
1,190		5.125%, 01/15/13	1,297
505		6.350%, 01/15/11	535

			3,212

		Specialty Retail — 0.1%
		Home Depot, Inc.,
1,795		4.625%, 08/15/10	1,842
330		5.200%, 03/01/11	344
680		5.250%, 12/16/13	735
1,215		Lowe’s Cos, Inc., 8.250%, 06/01/10	1,263
2,675		Staples, Inc., 9.750%, 01/15/14	3,235

			7,419

		Total Consumer Discretionary	25,707

		Consumer Staples — 0.6%
		Beverages — 0.3%
1,840		Bottling Group LLC, 5.000%, 11/15/13	2,029
5,030		Coca-Cola Co. (The), 3.625%, 03/15/14	5,287
1,020		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	1,164
1,595		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	1,876
4,800		Miller Brewing Co., 5.500%, 08/15/13 (e)	5,202
1,860		PepsiCo, Inc., 3.750%, 03/01/14	1,960

			17,518

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
2,120		7.500%, 01/15/14	2,470
485		8.050%, 02/01/10	490
		Wal-Mart Stores, Inc.,
1,000		4.000%, 01/15/10	1,004
2,225		7.250%, 06/01/13	2,630

			6,594

		Food Products — 0.2%
3,100		Bunge Ltd. Finance Corp., 5.875%, 05/15/13	3,305
1,450		Cargill, Inc., 5.200%, 01/22/13 (e)	1,565
2,100		General Mills, Inc., 5.250%, 08/15/13	2,307
600		HJ Heinz Finance Co., 6.625%, 07/15/11	651
710		Kellogg Co., 4.250%, 03/06/13	758
		Kraft Foods, Inc.,
2,959		6.250%, 06/01/12	3,235
2,780		6.750%, 02/19/14	3,129

			14,950

		Household Products — 0.0% (g)
905		Kimberly-Clark Corp., 5.625%, 02/15/12	976

		Total Consumer Staples	40,038

		Energy — 0.4%
		Oil, Gas & Consumable Fuels — 0.4%
		Anadarko Petroleum Corp.,
435		5.750%, 06/15/14	475
2,000		7.625%, 03/15/14	2,316
1,390		Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e)	1,457
800		Chevron Corp., 3.950%, 03/03/14	853
905		Conoco Funding Co., (Canada), 6.350%, 10/15/11	995
		ConocoPhillips,
1,145		4.750%, 02/01/14	1,244
2,930		9.375%, 02/15/11	3,197
2,975		ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,281
1,600		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	1,749
1,975		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	2,242
		Shell International Finance BV, (Netherlands),
850		1.300%, 09/22/11	858
2,260		4.000%, 03/21/14	2,406
2,400		StatoilHydro ASA, (Norway), 5.125%, 04/30/14 (e)	2,666
1,325		XTO Energy, Inc., 4.625%, 06/15/13	1,395

		Total Energy	25,134

		Financials — 7.4%
		Capital Markets — 1.6%
		Bank of New York Mellon Corp. (The),
480		4.300%, 05/15/14	513
3,000		4.500%, 04/01/13	3,209
2,220		5.125%, 08/27/13	2,436
2,300		Citicorp, 7.250%, 10/15/11	2,431
		Credit Suisse USA, Inc.,
1,000		5.125%, 01/15/14	1,076
3,205		5.500%, 08/16/11	3,428
1,400		5.500%, 08/15/13	1,543
5,170		6.125%, 11/15/11	5,633
800		6.500%, 01/15/12	880
		Goldman Sachs Group, Inc. (The),
4,435		3.625%, 08/01/12	4,610
2,000		5.000%, 01/15/11	2,083
950		5.250%, 04/01/13 (c)	1,025
800		5.250%, 10/15/13	862
3,935		5.450%, 11/01/12	4,281
17,390		6.000%, 05/01/14 (c)	19,190
3,000		6.600%, 01/15/12	3,282
2,000		Jefferies Group, Inc., 7.750%, 03/15/12	2,171
		Lehman Brothers Holdings, Inc.,
2,225		3.950%, 11/10/09 (d)	434
500		5.750%, 07/18/11 (d)	97
1,062		6.625%, 01/18/12 (d)	207
		Merrill Lynch & Co., Inc.,
1,000		4.500%, 11/04/10	1,028
4,710		4.790%, 08/04/10	4,817
3,271		5.450%, 02/05/13	3,437
2,200		6.050%, 08/15/12	2,368
685		6.150%, 04/25/13	737
		Morgan Stanley,
3,682		4.200%, 11/20/14	3,699
3,073		4.250%, 05/15/10	3,116
7,400		5.250%, 11/02/12	7,939
500		5.750%, 08/31/12	542
7,800		6.000%, 05/13/14	8,500
3,000		6.600%, 04/01/12	3,277
2,500		6.750%, 04/15/11	2,666
		Northern Trust Corp.,
2,910		5.300%, 08/29/11	3,114
970		5.500%, 08/15/13	1,080
2,000		State Street Corp., 7.650%, 06/15/10	2,069

			107,780

		Commercial Banks — 2.0%
1,000		American Express Bank FSB, 5.500%, 04/16/13	1,073
2,215		Bank of America Corp., 5.375%, 09/11/12	2,355
1,200		Bank of New York Mellon Corp. (The), 3.100%, 01/15/15	1,218
		Barclays Bank plc, (United Kingdom),
2,750		2.500%, 01/23/13	2,758
2,680		5.200%, 07/10/14	2,876
2,000		5.450%, 09/12/12	2,176
		BB&T Corp.,
2,380		3.375%, 09/25/13	2,423
2,000		3.850%, 07/27/12	2,086
4,505		4.750%, 10/01/12	4,743
1,232		6.500%, 08/01/11	1,315
2,185		Branch Banking & Trust Co., 4.875%, 01/15/13	2,316
		Credit Suisse, (Switzerland),
5,225		3.450%, 07/02/12	5,441
1,635		5.000%, 05/15/13	1,766
3,600		5.500%, 05/01/14	3,949
		Deutsche Bank AG, (Germany),
2,505		3.875%, 08/18/14	2,587
900		4.875%, 05/20/13	968
1,400		FleetBoston Financial Corp., 7.375%, 12/01/09	1,400
4,000		HSBC Bank USA N.A., 4.625%, 04/01/14	4,227
		KeyBank N.A.,
1,778		5.500%, 09/17/12	1,848
750		5.700%, 08/15/12	783
1,290		5.800%, 07/01/14	1,286
695		Keycorp, 6.500%, 05/14/13	728
1,525		M&I Marshall & Ilsley Bank, 5.150%, 02/22/12 (c)	1,454
805		M&T Bank Corp., 5.375%, 05/24/12	837
1,213		Mellon Funding Corp., 6.400%, 05/14/11	1,290
500		National City Bank, 4.500%, 03/15/10	505
1,960		PNC Funding Corp., 4.500%, 03/10/10	1,975
4,543		SouthTrust Corp., 5.800%, 06/15/14	4,816
4,485		State Street Corp., 4.300%, 05/30/14	4,765
		SunTrust Banks, Inc.,
2,500		5.250%, 11/05/12	2,631
1,000		6.375%, 04/01/11	1,055
		U.S. Bancorp,
1,568		2.875%, 11/20/14	1,573
1,595		4.200%, 05/15/14	1,692
500		4.500%, 07/29/10	514
6,202		U.S. Bank N.A., 6.375%, 08/01/11	6,729
5,400		Union Planters Corp., 4.375%, 12/01/10	5,378
		Wachovia Bank N.A.,
5,678		4.800%, 11/01/14	5,879
3,900		7.800%, 08/18/10	4,080
		Wachovia Corp.,
630		4.875%, 02/15/14	655
1,115		5.500%, 05/01/13	1,208
		Wells Fargo & Co.,
7,000		3.750%, 10/01/14	7,058
1,000		4.200%, 01/15/10	1,004
5,770		4.625%, 04/15/14	5,925
6,780		5.250%, 10/23/12	7,317
2,240		6.375%, 08/01/11	2,399
4,700		Wells Fargo Bank N.A., 6.450%, 02/01/11	4,966
		Westpac Banking Corp., (Australia),
6,973		2.250%, 11/19/12	7,026
2,665		4.200%, 02/27/15	2,758

			135,811

		Communications Equipment — 0.0% (g)
1,230		Cisco Systems, Inc., 2.900%, 11/17/14	1,248

		Consumer Finance — 0.7%
		American Express Credit Corp.,
1,015		5.875%, 05/02/13	1,100
1,330		7.300%, 08/20/13	1,511
700		American General Finance Corp., 4.875%, 05/15/10	693
1,000		American Honda Finance Corp., 5.125%, 12/15/10 (e)	1,035
3,200		Boeing Capital Corp., 6.500%, 02/15/12	3,533
		Capital One Bank USA N.A.,
2,000		5.125%, 02/15/14	2,121
767		5.750%, 09/15/10	793
1,310		Capital One Financial Corp., 7.375%, 05/23/14	1,503
750		FIA Card Services NA, 7.125%, 11/15/12	820
		HSBC Finance Corp.,
4,250		4.750%, 07/15/13	4,459
547		5.250%, 01/14/11	565
3,500		5.900%, 06/19/12 (c)	3,756
3,120		6.375%, 10/15/11	3,339
3,470		6.375%, 11/27/12	3,793
2,315		7.000%, 05/15/12	2,542
2,995		8.000%, 07/15/10	3,116
		John Deere Capital Corp.,
1,757		5.100%, 01/15/13	1,912
1,445		5.250%, 10/01/12	1,583
2,044		5.650%, 07/25/11	2,197
		MBNA Corp.,
1,360		6.125%, 03/01/13	1,460
500		7.500%, 03/15/12	550
1,000		SLM Corp., 4.000%, 01/15/10	999
500		Toyota Motor Credit Corp., VAR, 0.324%, 04/07/10	500
2,000		Washington Mutual Finance Corp., 6.875%, 05/15/11	2,110

			45,990

		Diversified Financial Services — 2.3%
3,000		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,241
		Bank of America Corp.,
1,500		4.500%, 08/01/10	1,534
5,955		4.900%, 05/01/13	6,224
388		7.125%, 10/15/11	416
12,300		7.375%, 05/15/14	13,807
950		7.400%, 01/15/11	1,002
1,000		7.800%, 02/15/10	1,013
1,543		BHP Billiton Finance USA Ltd., (Australia), 5.000%, 12/15/10	1,610
		BP Capital Markets plc, (United Kingdom),
1,190		3.125%, 03/10/12	1,240
1,870		3.625%, 05/08/14	1,959
625		5.250%, 11/07/13	695
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	871
1,665		4.900%, 08/15/13	1,800
600		5.750%, 02/15/12	654
1,240		6.125%, 02/17/14	1,398
1,720		6.200%, 09/30/13	1,923
		Citigroup, Inc.,
1,400		4.625%, 08/03/10	1,430
4,320		5.250%, 02/27/12	4,522
2,885		5.300%, 10/17/12	3,026
3,600		5.500%, 04/11/13	3,721
1,385		5.500%, 10/15/14	1,411
4,000		5.850%, 07/02/13	4,201
1,500		6.000%, 02/21/12	1,586
6,445		6.375%, 08/12/14	6,779
3,090		CME Group, Inc., 5.400%, 08/01/13	3,375
1,000		Diageo Investment Corp., 9.000%, 08/15/11	1,125
		General Electric Capital Corp.,
2,500		2.625%, 12/28/12	2,591
10,000		3.750%, 11/14/14	10,041
2,845		5.000%, 11/15/11	3,026
5,075		5.200%, 02/01/11	5,309
10,500		5.250%, 10/19/12	11,327
8,517		5.450%, 01/15/13	9,168
8,600		5.500%, 06/04/14	9,347
6,875		5.875%, 02/15/12	7,428
5,380		5.900%, 05/13/14	5,901
7,815		6.000%, 06/15/12	8,502
2,800		Goldman Sachs Group, Inc. (The), 5.000%, 10/01/14	2,977
2,800		Morgan Stanley, 5.050%, 01/21/11	2,900
885		National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	901
1,000		Textron Financial Corp., 5.125%, 11/01/10	1,004
175		USAA Capital Corp., 4.640%, 12/15/09 (e)	175

			151,160

		FDIC Guaranteed Securities ~ — 0.2%
3,530		General Electric Capital Corp., 3.000%, 12/09/11	3,677
4,000		GMAC LLC, 2.200%, 12/19/12	4,092
3,150		Morgan Stanley, 3.250%, 12/01/11	3,297
2,220		Wells Fargo & Co., 3.000%, 12/09/11	2,313

			13,379

		Insurance — 0.5%
1,420		Allstate Corp. (The), 5.000%, 08/15/14	1,521
500		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	539
		Berkshire Hathaway Finance Corp.,
585		4.000%, 04/15/12	619
2,495		5.000%, 08/15/13	2,743
890		Genworth Global Funding Trusts, 5.200%, 10/08/10	912
		Jackson National Life Global Funding,
1,000		5.125%, 02/10/11 (e)	1,011
2,100		5.375%, 05/08/13 (e)	2,167
1,050		MassMutual Global Funding II, 3.625%, 07/16/12 (e)	1,092
		Metropolitan Life Global Funding I,
750		2.875%, 09/17/12 (e)	759
1,350		5.125%, 04/10/13 (e)	1,448
700		5.200%, 09/18/13 (e)	743
1,000		Monumental Global Funding II, 5.650%, 07/14/11 (e)	1,026
2,000		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,100
2,400		New York Life Global Funding, 4.650%, 05/09/13 (e)	2,568
1,400		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,487
		Pricoa Global Funding I,
500		4.200%, 01/15/10 (e)	500
1,125		5.400%, 10/18/12 (e)	1,192
3,450		5.450%, 06/11/14 (e)	3,675
1,000		5.625%, 05/24/11 (e)	1,045
		Principal Life Income Funding Trusts,
1,835		5.150%, 06/17/11	1,897
670		5.300%, 12/14/12	723
2,930		5.300%, 04/24/13	3,127
500		Travelers Property Casualty Corp., 5.000%, 03/15/13	539

			33,433

		Real Estate Investment Trusts (REITs) — 0.1%
		Simon Property Group LP,
645		4.875%, 03/18/10	651
1,000		5.000%, 03/01/12	1,046
450		5.375%, 06/01/11	471
1,000		5.600%, 09/01/11	1,053
1,075		6.750%, 05/15/14	1,178

			4,399

		Thrifts & Mortgage Finance — 0.0% (g)
2,150		Countrywide Financial Corp., 5.800%, 06/07/12	2,299
1,100		Golden West Financial Corp., 4.750%, 10/01/12	1,163

			3,462

		Total Financials	496,662

		Health Care — 0.1%
		Health Care Equipment & Supplies — 0.0% (g)
255		Baxter International, Inc., 4.000%, 03/01/14	270
585		Hospira, Inc., 5.550%, 03/30/12	631

			901

		Health Care Providers & Services — 0.0% (g)
550		WellPoint Health Networks, Inc., 6.375%, 01/15/12	593
215		WellPoint, Inc., 6.000%, 02/15/14	235

			828

		Pharmaceuticals — 0.1%
850		Eli Lilly & Co., 3.550%, 03/06/12	895
2,000		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,183
1,180		Pfizer, Inc., 4.450%, 03/15/12	1,257

			4,335

		Total Health Care	6,064

		Industrials — 0.5%
		Aerospace & Defense — 0.1%
		Boeing Co. (The),
760		3.500%, 02/15/15	786
2,125		5.125%, 02/15/13	2,314
1,000		Northrop Grumman Corp., 3.700%, 08/01/14	1,032

			4,132

		Air Freight & Logistics — 0.0% (g)
1,050		United Parcel Service, Inc., 4.500%, 01/15/13	1,137

		Commercial Services & Supplies — 0.0% (g)
1,100		Waste Management, Inc., 6.375%, 11/15/12	1,218

		Industrial Conglomerates — 0.1%
3,767		General Electric Co., 5.000%, 02/01/13	4,036
		Honeywell International, Inc.,
1,705		5.625%, 08/01/12	1,892
831		7.500%, 03/01/10	847

			6,775

		Machinery — 0.0% (g)
1,475		Deere & Co., 6.950%, 04/25/14	1,749
		PACCAR, Inc.,
100		6.375%, 02/15/12	110
1,150		6.875%, 02/15/14	1,324

			3,183

		Road & Rail — 0.3%
		Burlington Northern Santa Fe Corp.,
2,916		5.900%, 07/01/12	3,209
3,120		6.750%, 07/15/11	3,392
		Canadian National Railway Co., (Canada),
605		4.950%, 01/15/14	660
539		6.375%, 10/15/11	590
		CSX Corp.,
2,530		6.300%, 03/15/12	2,772
1,100		9.780%, 02/14/11	1,176
		Norfolk Southern Corp.,
2,075		6.750%, 02/15/11	2,203
400		8.625%, 05/15/10	415
		Union Pacific Corp.,
930		5.450%, 01/31/13	1,010
2,865		6.500%, 04/15/12	3,172
500		6.650%, 01/15/11	526

			19,125

		Total Industrials	35,570

		Information Technology — 0.5%
		Communications Equipment — 0.0% (g)
900		Cisco Systems, Inc., 5.250%, 02/22/11	950

		Computers & Peripherals — 0.1%
745		Dell, Inc., 5.625%, 04/15/14	833
		Hewlett-Packard Co.,
490		2.950%, 08/15/12	507
350		4.500%, 03/01/13	378
2,500		4.750%, 06/02/14	2,726
1,400		6.500%, 07/01/12	1,571
		International Business Machines Corp.,
1,105		4.750%, 11/29/12	1,208
450		6.500%, 10/15/13	522
650		7.500%, 06/15/13	763

			8,508

		Electronic Equipment, Instruments & Components — 0.0% (g)
1,500		Arrow Electronics, Inc., 6.875%, 07/01/13	1,665

		IT Services — 0.1%
5,520		Electronic Data Systems Corp., 6.000%, 08/01/13	6,215

		Office Electronics — 0.1%
		Xerox Corp.,
1,000		6.875%, 08/15/11	1,080
2,505		8.250%, 05/15/14	2,914

			3,994

		Software — 0.2%
1,371		Intuit, Inc., 5.400%, 03/15/12	1,462
3,155		Microsoft Corp., 2.950%, 06/01/14	3,254
		Oracle Corp.,
2,650		3.750%, 07/08/14	2,786
2,515		4.950%, 04/15/13	2,752

			10,254

		Total Information Technology	31,586

		Materials — 0.3%
		Chemicals — 0.3%
845		Air Products & Chemicals, Inc., 4.150%, 02/01/13	892
835		Dow Chemical Co. (The), 4.850%, 08/15/12	883
		EI du Pont de Nemours & Co.,
2,425		3.250%, 01/15/15	2,465
4,985		5.000%, 01/15/13	5,436
1,500		Monsanto Co., 7.375%, 08/15/12	1,731
2,925		Potash Corp. of Saskatchewan, Inc., (Canada), 7.750%, 05/31/11	3,198
1,800		PPG Industries, Inc., 5.750%, 03/15/13	1,949
1,920		Praxair, Inc., 3.950%, 06/01/13	2,036

			18,590

		Metals & Mining — 0.0% (g)
900		BHP Billiton Finance USA Ltd., (Australia), 5.125%, 03/29/12	971
625		Nucor Corp., 5.000%, 06/01/13	676

			1,647

		Total Materials	20,237

		Telecommunication Services — 1.2%
		Diversified Telecommunication Services — 1.1%
3,635		AT&T Corp., 7.300%, 11/15/11	4,036
		AT&T, Inc.,
11,805		4.950%, 01/15/13	12,768
1,875		5.875%, 02/01/12	2,035
10,060		6.700%, 11/15/13	11,535
2,615		BellSouth Corp., 5.200%, 09/15/14	2,857
		British Telecommunications plc, (United Kingdom),
4,050		5.150%, 01/15/13	4,290
5,395		9.125%, 12/15/10	5,791
		Deutsche Telekom International Finance BV, (Netherlands),
3,130		4.875%, 07/08/14	3,345
2,000		5.375%, 03/23/11	2,095
5,990		France Telecom S.A., (France), 4.375%, 07/08/14	6,374
		Telecom Italia Capital S.A., (Luxembourg),
1,000		4.950%, 09/30/14	1,056
1,450		6.175%, 06/18/14	1,600
2,110		Telefonica Emisiones S.A.U., (Spain), 5.855%, 02/04/13	2,319
1,280		Telefonica Emisiones SAU, (Spain), 4.949%, 01/15/15	1,371
4,100		Verizon Communications, Inc., 4.350%, 02/15/13	4,348
2,335		Verizon Florida LLC, 6.125%, 01/15/13	2,541
785		Verizon Global Funding Corp., 7.250%, 12/01/10	834
410		Verizon Maryland, Inc., 6.125%, 03/01/12	442

			69,637

		Wireless Telecommunication Services — 0.1%
		Cellco Partnership / Verizon Wireless Capital LLC,
2,880		3.750%, 05/20/11	2,983
2,700		5.550%, 02/01/14	2,976
		Vodafone Group plc, (United Kingdom),
2,000		4.150%, 06/10/14	2,090
425		VAR, 0.639%, 06/15/11	426

			8,475

		Total Telecommunication Services	78,112

		Utilities — 0.8%
		Electric Utilities — 0.5%
500		American Electric Power Co., Inc., 5.375%, 03/15/10	506
		CenterPoint Energy Houston Electric LLC,
700		5.700%, 03/15/13	760
610		5.750%, 01/15/14	673
200		7.000%, 03/01/14	231
3,085		Consumers Energy Co., 4.000%, 05/15/10	3,124
		Duke Energy Corp.,
1,095		3.950%, 09/15/14	1,131
2,000		5.650%, 06/15/13	2,176
1,539		Exelon Generation Co. LLC, 5.350%, 01/15/14	1,656
2,500		FirstEnergy Corp., 6.450%, 11/15/11	2,706
1,000		FPL Group Capital, Inc., 5.350%, 06/15/13	1,090
225		MidAmerican Energy Co., 5.125%, 01/15/13	241
1,047		Midamerican Energy Holdings Co., 5.875%, 10/01/12	1,155
2,400		Midamerican Funding LLC, 6.750%, 03/01/11	2,523
5,205		Nisource Finance Corp., 7.875%, 11/15/10	5,475
650		Northern States Power Co., 4.750%, 08/01/10	668
		Ohio Power Co.,
1,325		5.300%, 11/01/10	1,376
460		5.750%, 09/01/13	499
716		Peco Energy Co., 5.000%, 10/01/14	788
1,837		PPL Electric Utilities Corp., 7.125%, 11/30/13	2,138
		Progress Energy, Inc.,
295		6.050%, 03/15/14	327
557		7.100%, 03/01/11	593
1,200		Public Service Electric & Gas Co., 5.000%, 08/15/14	1,304
420		Southern California Edison Co., 4.150%, 09/15/14	446
923		Southern Co. (The), 4.150%, 05/15/14	973
669		Spectra Energy Capital LLC, 6.250%, 02/15/13	730
		Virginia Electric and Power Co.,
1,000		4.750%, 03/01/13	1,068
760		5.100%, 11/30/12	833

			35,190

		Gas Utilities — 0.1%
1,600		CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,705
2,000		Consolidated Natural Gas Co., 5.000%, 03/01/14	2,129
860		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	949
2,635		TransCanada Pipelines Ltd., (Canada), 4.000%, 06/15/13	2,749

			7,532

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
425		4.750%, 12/15/10	440
1,610		5.700%, 09/17/12	1,766
400		PG&E Corp., 5.750%, 04/01/14	441
		Sempra Energy,
1,210		6.000%, 02/01/13	1,317
6,010		8.900%, 11/15/13	7,159

			11,123

		Total Utilities	53,845

		Total Corporate Bonds (Cost $785,488)	812,955

		Foreign Government Securities — 0.1%
1,250		Province of Ontario, (Canada), 4.100%, 06/16/14	1,336
3,420		United Mexican States, (Mexico), 6.375%, 01/16/13	3,788

		Total Foreign Government Securities (Cost $4,953)	5,124

		Mortgage Pass-Through Securities — 11.8%
		Federal Home Loan Mortgage Corp.,
180		ARM, 3.423%, 12/01/27	184
131		ARM, 3.558%, 01/01/27	134
457		ARM, 4.595%, 03/01/35	473
8,241		ARM, 5.330%, 10/01/35	8,673
1,342		ARM, 5.579%, 07/01/36	1,419
8,166		ARM, 5.591%, 03/01/35	8,609
8,008		ARM, 5.657%, 03/01/36	8,424
19		ARM, 5.672%, 12/01/17	19
644		ARM, 5.679%, 04/01/37	682
12,434		ARM, 5.749%, 04/01/38	13,177
12,707		ARM, 5.753%, 03/01/36	13,319
3,186		ARM, 5.853%, 03/01/37	3,386
32,639		ARM, 5.910%, 06/01/37	34,677
6,699		ARM, 5.952%, 11/01/36	7,102
10,104		ARM, 5.973%, 05/01/37	10,783
8,082		ARM, 5.990%, 02/01/37	8,591
1,234		ARM, 5.999%, 08/01/37	1,313
2,682		ARM, 6.012%, 08/01/36	2,844
5,365		ARM, 6.016%, 08/01/36	5,590
7,719		ARM, 6.031%, 12/01/36	8,204
5,276		ARM, 6.050%, 03/01/37	5,622
6		ARM, 6.066%, 01/01/27	6
6,660		ARM, 6.095%, 03/01/37	7,092
2,725		ARM, 6.104%, 10/01/37	2,898
3,974		ARM, 6.220%, 12/01/36	4,224
1,951		ARM, 6.305%, 06/01/36	2,066
13,010		ARM, 6.386%, 10/01/36	13,813
4,172		ARM, 6.443%, 08/01/36	4,446
3,968		ARM, 6.488%, 02/01/37	4,222
2,561		ARM, 6.490%, 08/01/37	2,649
10,939		ARM, 6.506%, 01/01/37	11,609
8,405		ARM, 6.573%, 12/01/36	8,956
4,677		ARM, 6.599%, 11/01/37	4,982
6,254		4.000%, 06/12/13	6,717
		Federal Home Loan Mortgage Corp. Gold Pools,
27,964		7.500%, 12/01/36	31,884
10,331		10.000%, 10/01/30	12,179
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
9,244		4.000%, 07/01/18 - 07/01/19	9,656
4,426		4.500%, 04/01/16 - 10/01/18	4,696
25,395		5.000%, 03/01/18 - 04/01/19	27,247
12,504		5.500%, 11/01/12 - 04/01/22	13,503
16,773		6.000%, 06/01/11 - 12/01/23	18,058
4,909		6.500%, 02/01/11 - 01/01/17	5,301
120		7.000%, 10/01/10 - 03/01/15	125
18		7.500%, 09/01/10 - 11/01/11	18
8		8.000%, 01/01/10 - 01/01/12	9
7		8.500%, 05/01/10	7
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
47		6.000%, 01/01/19	52
130		6.500%, 08/01/18 - 05/01/21	143
75		7.000%, 03/01/14	81
372		7.500%, 10/01/16 - 07/01/18	424
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,093		6.000%, 09/01/17 - 07/01/32	2,259
2		6.500%, 07/01/13	2
6,375		7.000%, 08/01/38	7,002
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
88		8.000%, 12/01/10 - 05/01/19	96
14		8.250%, 08/01/17	15
		Federal National Mortgage Association,
50		ARM, 2.791%, 07/01/27	51
72		ARM, 2.864%, 03/01/19	73
25		ARM, 3.115%, 06/01/27	26
23		ARM, 3.124%, 05/01/25	24
2,908		ARM, 3.196%, 09/01/34	2,990
1		ARM, 3.220%, 10/01/27	1
12		ARM, 3.347%, 10/01/25	12
40		ARM, 3.368%, 01/01/19	41
328		ARM, 4.082%, 01/01/35	337
7,537		ARM, 4.368%, 03/01/36	7,859
15		ARM, 4.786%, 08/01/19	16
1,770		ARM, 4.971%, 12/01/35	1,849
36		ARM, 5.000%, 11/01/16	36
1,412		ARM, 5.240%, 01/01/37	1,484
759		ARM, 5.394%, 04/01/36	790
630		ARM, 5.458%, 12/01/36	665
1,239		ARM, 5.476%, 07/01/36	1,307
4,800		ARM, 5.556%, 08/01/36	5,024
7,810		ARM, 5.560%, 10/01/35	8,141
9,325		ARM, 5.607%, 11/01/37	9,812
433		ARM, 5.635%, 06/01/36	456
11,984		ARM, 5.665%, 03/01/36	12,661
1,130		ARM, 5.672%, 10/01/36	1,194
10,201		ARM, 5.686%, 01/01/23	10,897
13,816		ARM, 5.730%, 03/01/36	14,501
7,298		ARM, 5.731%, 12/01/37	7,706
397		ARM, 5.737%, 07/01/37	420
6,729		ARM, 5.762%, 11/01/37	7,128
3,232		ARM, 5.771%, 03/01/47	3,432
3,030		ARM, 5.795%, 04/01/37	3,204
7,076		ARM, 5.820%, 04/01/37	7,464
315		ARM, 5.831%, 08/01/37	334
28		ARM, 5.854%, 08/01/17	29
8,471		ARM, 5.859%, 11/01/37	9,020
1,247		ARM, 5.923%, 08/01/36	1,321
6,024		ARM, 5.931%, 04/01/38	6,371
2,214		ARM, 5.963%, 12/01/36	2,344
173		ARM, 5.977%, 08/01/36	183
4,992		ARM, 6.015%, 08/01/36	5,293
1,719		ARM, 6.027%, 12/01/36	1,824
5,838		ARM, 6.085%, 08/01/36	6,195
1,940		ARM, 6.102%, 10/01/36	2,049
8,933		ARM, 6.154%, 08/01/37	9,558
2,555		ARM, 6.174%, 07/01/37	2,725
15,431		ARM, 6.202%, 12/01/36	16,412
7,961		ARM, 6.231%, 02/01/37	8,471
9,524		ARM, 6.261%, 07/01/37	10,188
2,107		ARM, 6.329%, 05/01/36	2,242
11,713		ARM, 6.657%, 01/01/37	12,449
5,000		4.125%, 04/29/13	5,406
6,000		6.260%, 11/26/12	6,851
3,033		7.000%, 08/01/20	3,405
		Federal National Mortgage Association, 15 Year, Single Family,
10,508		4.000%, 07/01/18 - 01/01/19	10,989
17,379		4.500%, 05/01/18 - 05/01/19	18,462
31,017		5.000%, 12/01/13 - 07/01/20	33,133
13,047		5.500%, 01/01/18 - 06/01/20	14,124
66,701		6.000%, 05/01/11 - 12/01/23	72,336
6,747		6.500%, 09/01/10 - 01/01/23	7,274
2,678		7.000%, 06/01/10 - 01/01/18	2,904
136		7.500%, 12/01/10 - 05/01/15	146
1,363		8.000%, 11/01/15 - 10/01/16	1,487
12		8.500%, 11/01/11	12
–	(h)	9.000%, 02/01/10	–	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
7,142		6.000%, 03/01/18 - 04/01/24	7,779
937		6.500%, 01/01/14 - 08/01/19	1,026
164		7.000%, 08/01/21	184
51		7.500%, 11/01/13 - 06/01/16	56
82		8.000%, 07/01/14 - 11/01/15	94
		Federal National Mortgage Association, 30 Year, FHA/VA,
502		5.500%, 08/01/34	537
74		6.000%, 07/01/17	79
2		8.000%, 02/01/23	2
29		8.500%, 03/01/27	34
		Federal National Mortgage Association, 30 Year, Single Family,
36		6.500%, 03/01/26	40
255		8.000%, 06/01/13 - 12/01/30	289
14		8.500%, 09/01/21	15
156		9.000%, 02/01/31	181
69		9.500%, 07/01/28	79
16		10.000%, 02/01/24	19
		Federal National Mortgage Association, Other,
3,060		4.000%, 07/01/13 - 07/01/17	3,155
5,357		4.500%, 11/01/13 - 12/01/19	5,557
5,370		5.000%, 01/01/14 - 05/01/14	5,569
7,084		5.500%, 06/01/16 - 09/01/17	7,512
5,191		6.000%, 09/01/17	5,563
23		7.000%, 12/01/13	25
		Government National Mortgage Association II,
174		ARM, 3.625%, 08/20/16 - 09/20/22	180
18		ARM, 4.000%, 03/20/16 - 08/20/18	18
178		ARM, 4.125%, 11/20/15 - 11/20/25	183
212		ARM, 4.375%, 01/20/16 - 01/20/28	220
11		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	12
		Government National Mortgage Association II, 30 Year, Single Family,
12,790		7.000%, 09/20/38	13,883
28		7.500%, 09/20/28	32
61		8.000%, 09/20/26 - 12/20/27	69
82		8.500%, 03/20/25 - 04/20/25	95
19		Government National Mortgage Association, 15 Year, Single Family, 6.000%, 04/15/14	21
		Government National Mortgage Association, 30 Year, Single Family,
25		8.500%, 04/15/25	29
12		9.000%, 09/15/24 - 10/15/26	14
613		9.500%, 07/15/20 - 12/15/25	704
52		12.000%, 11/15/19	58

		Total Mortgage Pass-Through Securities (Cost $766,709)	786,113

		U.S. Government Agency Securities — 23.0%
		Federal Farm Credit Bank,
26,000		1.875%, 12/07/12	26,373
4,000		2.200%, 04/08/13	4,088
12,400		2.250%, 02/17/12	12,724
8,120		2.250%, 04/24/12 (c)	8,345
38,025		2.350%, 09/23/13 (c)	38,916
25,000		2.500%, 03/26/13	25,800
10,000		2.600%, 03/04/13	10,354
8,000		2.625%, 04/17/14	8,187
2,769		2.700%, 08/19/13	2,846
1,480		3.000%, 02/12/14	1,536
5,000		3.000%, 09/22/14 (c)	5,154
10,000		3.875%, 08/25/11 (c)	10,546
16,493		3.875%, 01/10/13	17,717
1,123		5.050%, 02/01/11	1,182
2,000		5.100%, 09/18/12	2,209
1,390		5.250%, 08/21/13	1,569
5,000		5.450%, 12/11/13	5,705
		Federal Home Loan Banks,
18,000		0.800%, 05/06/11	18,073
6,000		1.375%, 05/16/11 (c)	6,074
10,000		1.625%, 09/26/12 (c)	10,110
84,175		1.625%, 11/21/12 (c)	84,951
30,785		1.750%, 12/14/12	31,159
10,000		2.250%, 04/13/12 (c)	10,296
74,350		2.625%, 09/13/13 (c)	76,447
18,800		3.000%, 06/24/13	19,706
10,000		3.050%, 06/28/13	10,499
2,980		3.125%, 03/08/13	3,138
48,880		3.125%, 12/13/13 (c)	51,207
5,000		3.375%, 08/13/10	5,107
2,500		3.375%, 06/24/11	2,603
3,705		3.375%, 03/26/12	3,740
16,000		3.375%, 02/27/13 (c)	16,975
16,200		3.500%, 03/08/13	17,254
4,000		3.560%, 02/11/13	4,145
36,400		3.625%, 10/18/13	38,894
7,000		3.875%, 12/10/10	7,243
18,825		3.875%, 03/08/13	20,274
2,080		4.000%, 02/15/11	2,168
25,000		4.000%, 09/06/13 (c)	27,079
1,675		4.375%, 09/09/11	1,784
1,850		4.500%, 06/09/10	1,891
10,000		4.500%, 09/14/12	10,878
750		4.516%, 08/10/10	771
4,600		4.625%, 02/18/11	4,831
6,000		4.875%, 11/18/11 (c)	6,478
5,000		4.875%, 12/14/12	5,524
10,000		4.875%, 11/27/13	11,172
28,125		4.875%, 12/13/13	31,424
28,525		5.000%, 12/11/09 - 03/14/14	31,605
20,025		5.250%, 09/13/13	22,588
11,000		5.250%, 06/18/14 (c)	12,527
17,575		5.375%, 06/14/13	19,815
24,070		5.375%, 06/13/14	27,391
6,195		7.000%, 08/15/14	7,549
		Federal Home Loan Mortgage Corp.,
15,000		1.125%, 12/15/11 (c)	15,087
38,000		2.125%, 03/23/12	38,941
40,500		2.500%, 01/07/14 (c)	41,463
62,200		3.250%, 07/16/10 (c)	63,325
12,000		4.125%, 07/12/10	12,282
15,000		4.125%, 09/27/13	16,294
4,000		4.750%, 09/22/10	4,131
29,000		4.750%, 01/18/11 (c)	30,407
48,300		5.000%, 01/30/14	53,862
6,500		5.250%, 07/18/11	6,994
2,000		5.500%, 09/15/11 (c)	2,169
17,000		5.750%, 01/15/12 (c)	18,742
7,500		6.875%, 09/15/10 (c)	7,883
		Federal National Mortgage Association,
10,000		1.875%, 04/20/12	10,206
70,000		2.000%, 01/09/12	71,678
8,725		2.750%, 04/11/11	8,989
2,100		2.875%, 12/11/13 (c)	2,185
2,000		3.000%, 07/12/10	2,032
9,850		3.250%, 08/12/10	10,048
12,000		3.250%, 04/09/13 (c)	12,688
4,000		3.875%, 02/15/10	4,030
3,245		4.000%, 03/27/13	3,496
11,310		4.000%, 04/15/13	12,237
6,135		4.050%, 04/18/13	6,616
7,541		4.125%, 07/11/13	8,161
25,000		4.375%, 09/13/10	25,785
42,600		4.375%, 07/17/13	46,476
7,000		4.500%, 02/15/11 (c)	7,347
1,700		4.750%, 03/12/10	1,723
25,000		4.750%, 11/19/12 (c)	27,498
61,997		4.750%, 02/21/13	68,374
20,000		4.875%, 05/18/12	21,861
7,000		5.000%, 10/15/11	7,555
10,050		6.000%, 05/15/11	10,854
3,500		7.250%, 01/15/10	3,531

		Total U.S. Government Agency Securities (Cost $1,500,310)	1,531,571

		U.S. Treasury Obligations — 23.9%
		U.S. Treasury Inflation Indexed Notes,
3,650		2.000%, 04/15/12	4,089
22,000		2.375%, 04/15/11	24,813
850		4.250%, 01/15/10	1,096
		U.S. Treasury Notes,
45,000		0.875%, 12/31/10 (m)	45,280
6,900		0.875%, 01/31/11	6,944
12,000		0.875%, 02/28/11	12,077
7,000		0.875%, 03/31/11	7,046
25,000		0.875%, 04/30/11	25,165
30,000		0.875%, 05/31/11 (c)	30,204
60,000		1.000%, 07/31/11 (m)	60,497
110,200		1.000%, 08/31/11 (c)	111,082
45,000		1.000%, 09/30/11 (c)	45,341
106,000		1.000%, 10/31/11 (c)	106,771
95,000		1.125%, 01/15/12 (m)	95,742
25,000		1.250%, 11/30/10	25,238
87,000		1.375%, 02/15/12	88,142
6,400		1.375%, 05/15/12	6,478
89,065		1.375%, 09/15/12	89,963
123,300		1.375%, 10/15/12 (m)	124,446
6,100		1.500%, 10/31/10	6,169
20,000		1.750%, 03/31/10	20,106
92,000		1.750%, 11/15/11	93,980
105,710		1.750%, 08/15/12 (c)	107,915
10,000		1.750%, 01/31/14	10,043
10,000		1.875%, 06/15/12	10,249
5,750		1.875%, 04/30/14	5,776
88,000		2.375%, 08/31/10 (m)	89,416
3,700		2.625%, 05/31/10	3,745
5,000		2.875%, 06/30/10	5,078
4,300		3.125%, 08/31/13	4,566
10,000		3.375%, 11/30/12 (c)	10,677
10,000		3.375%, 06/30/13 (c)	10,719
40,000		3.625%, 05/15/13 (c)	43,175
23,000		4.125%, 08/15/10	23,635
5,000		4.250%, 01/15/11	5,222
15,000		4.500%, 11/15/10	15,604
35,000		4.500%, 09/30/11 (c)	37,512
40,000		4.750%, 01/31/12 (c)	43,459
30,000		4.875%, 07/31/11 (c)	32,196
93,000		5.125%, 06/30/11 (m)	99,823

		Total U.S. Treasury Obligations (Cost $1,575,198)	1,589,479

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Short-Term Investment — 4.7%
		Investment Company — 4.7%
307,511		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.053% (b) (l) (Cost $307,511)	307,511

PRINCIPAL AMOUNT ($)

		Investments of Cash Collateral for Securities on Loan — 9.1%
		Asset-Backed Security — 0.0% (g)
745		GSAA Trust, Series 2006-3, Class A1, VAR, 0.316%, 12/30/09	745

		Corporate Notes — 0.3%
7,300		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	7,300
7,300		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	7,218
2,000		Pricoa Global Funding I, VAR, 0.410%, 12/15/09 (e)	2,000
2,000		Pricoa Global Funding I, VAR, 12/15/09 (e)	1,994

			18,512

SHARES

		Investment Company — 8.8%
587,584		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l)	587,584

		Total Investments of Cash Collateral for Securities on Loan (Cost $606,929)	606,841

		Total Investments — 109.9% (Cost $7,206,198)	7,308,866
		Liabilities in Excess of Other Assets — (9.9)%	(655,863)

		NET ASSETS — 100.0%	$6,653,003

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

~

Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,921
Aggregate gross unrealized depreciation	(22,253)

Net unrealized appreciation/depreciation	$102,668

Federal income tax cost of investments	$7,206,198

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$895,095	$6,413,771	$—	$7,308,866

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
1,332	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.736%, 12/25/09	1,317
209	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.637%, 12/20/09	208

	Total Collateralized Mortgage Obligations (Cost $1,542)	1,525

	Municipal Bonds — 88.3%
	Alabama — 1.0%
	Housing — 0.0% (g)
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.500%, 01/01/10	250

	Transportation — 1.0%
5,000	Alabama State Dock Authority, Series B, Rev., NATL-RE, 5.000%, 10/01/10	5,166
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.000%, 07/01/12	2,438
1,450	Rev., FSA, 5.000%, 07/01/13	1,526
1,570	Rev., FSA, 5.000%, 07/01/14	1,661

		10,791

	Total Alabama	11,041

	Arizona — 1.0%
	Certificate of Participation/Lease — 0.4%
3,300	Arizona School Facilities Board, COP, 5.500%, 09/01/13	3,705

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.270%, 12/03/09	4,394

	Housing — 0.0% (g)
335	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., GNMA/FNMA, 7.450%, 01/01/10	345

	Transportation — 0.2%
2,000	Arizona State Transportation Board, Maricopa County Regional Area Roads, Rev., 5.000%, 07/01/11	2,137

	Total Arizona	10,581

	California — 1.8%
	General Obligation — 0.8%
3,750	State of California, Economic Recovery, Series B, GO, VAR, 5.000%, 03/01/10 (p)	3,795
1,740	State of California, Economic Recovery, Unrefunded, Series A, GO, NATL-RE, 5.250%, 07/01/13	1,932
2,500	State of California, Various Purpose, GO, 5.125%, 11/01/11	2,682

		8,409

	Hospital — 0.4%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A-3, Rev., VAR, 3.450%, 06/15/11	1,030
3,000	California Statewide Communities Development Authority, Kaiser Permanente, Series E, Rev., VAR, 4.000%, 05/02/11	3,094

		4,124

	Other Revenue — 0.3%
3,880	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	3,334

	Prerefunded — 0.2%
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,881

	Special Tax — 0.1%
1,000	Riverside County Transportation Commission, Sales Tax Revenue, Series A-1, Rev., VAR, 5.000%, 12/01/09 (p)	1,000

	Total California	18,748

	Colorado — 0.5%
	Housing — 0.0% (g)
240	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 05/01/12	248

	Transportation — 0.3%
2,500	Denver City & County, Airport, Floating Rate Certificates, Series A2, Rev., VAR, AMT, 5.250%, 05/15/10	2,544

	Utility — 0.2%
2,000	City of Colorado Springs, Utilities Systems, Sub Lien, Series A, Rev., 5.000%, 11/15/11	2,166

	Total Colorado	4,958

	Connecticut — 1.3%
	Education — 0.3%
2,525	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,653

	General Obligation — 1.0%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,466
5,000	Series E, GO, FSA, 5.500%, 11/15/12	5,640

		11,106

	Total Connecticut	13,759

	Delaware — 1.2%
	Transportation — 1.2%
3,740	Delaware Transportation Authority, Series B, Rev., AMBAC, 5.250%, 07/01/11	4,016
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	8,340

	Total Delaware	12,356

	District of Columbia — 0.2%
	Water & Sewer — 0.2%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,929

	Florida — 7.6%
	Education — 0.6%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,691

	Housing — 0.5%
5,930	Florida Housing Finance Corp., Multi-Family Mortgage, Heritage Villas, Series F, Rev., 4.000%, 10/01/10	5,972

	Other Revenue — 1.7%
5,000	Citizens Property Insurance Corp., High Risk Account, Series A, Rev., NATL-RE, 5.000%, 03/01/12	5,180
10,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, Rev., 5.000%, 07/01/11	10,552
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,961

		17,693

	Prerefunded — 2.5%
5,120	Broward County, Series A, GO, 5.250%, 01/01/11 (p)	5,441
2,195	Collier County School Board, COP, FSA, 5.375%, 02/15/12 (p)	2,418
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	10,264
2,750	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,048
4,875	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	5,078

		26,249

	Transportation — 0.5%
4,575	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., 5.000%, 07/01/12	4,999

	Water & Sewer — 1.8%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., FSA, 5.000%, 10/01/13	1,839
5,000	Series B, Rev., FSA, 5.000%, 10/01/14	5,618
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,607
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,766

		18,830

	Total Florida	80,434

	Georgia — 4.2%
	General Obligation — 2.4%
2,000	Carroll County, Sales Tax, GO, AGC, 5.000%, 07/01/11	2,136
	State of Georgia,
2,000	Series B, GO, 5.500%, 07/01/14	2,366
5,000	Series G, GO, 4.000%, 11/01/12	5,459
3,500	Series G, GO, 5.000%, 10/01/10	3,638
7,415	Series G, GO, 5.000%, 10/01/12	8,289
2,780	Series I, GO, 5.000%, 07/01/16 (w)	3,286

		25,174

	Prerefunded — 1.1%
10,000	Metropolitan Atlanta Rapid Transit Authority, Rev., NATL-RE, 5.250%, 01/01/13 (p)	11,308

	Special Tax — 0.7%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,715

	Utility — 0.0% (g)
500	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp., Series A, Rev., NATL-RE-IBC, 6.750%, 01/01/10	502

	Total Georgia	44,699

	Hawaii — 0.8%
	General Obligation — 0.5%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,641

	Prerefunded — 0.3%
2,750	State of Hawaii, Series CZ, GO, FSA, 5.000%, 07/01/12 (p)	3,042

	Total Hawaii	8,683

	Idaho — 0.7%
	Transportation — 0.7%
6,045	Idaho Housing & Finance Association, Federal Highway, Series A, Rev., AGC, 5.250%, 07/15/14	6,962

	Illinois — 4.2%
	General Obligation — 1.0%
9,620	State of Illinois, Series A, GO, 3.500%, 09/01/12	10,205

	Hospital — 0.3%
	Illinois Finance Authority, Advocate Health Care,
2,500	Series A-3, Rev., VAR, 3.875%, 05/01/12	2,560
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,011

		3,571

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,770	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	2,717

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,869

	Prerefunded — 2.2%
5,000	Chicago Board of Education, Series C, GO, FSA, 5.000%, 12/01/11 (p)	5,433
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,504
6,775	City of Chicago, Series A, GO, FSA, 5.000%, 01/01/14 (p)	7,802
1,000	City of Chicago, Wastewater Transmission, Second Lien, Rev., NATL-RE, 6.000%, 01/01/10 (p)	1,015
1,000	Lake County Forest Preservation District, Land Acquisition and Development, GO, 5.000%, 12/15/10 (p)	1,048
2,305	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,624

		23,426

	Transportation — 0.3%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,211

	Total Illinois	44,999

	Indiana — 1.5%
	Certificate of Participation/Lease — 0.1%
1,305	New Albany Floyd County School Building Corp., First Mortgage, Rev., NATL-RE, FGIC , 5.000%, 01/15/10	1,313

	Education — 0.2%
	Purdue University, Student Fee,
750	Series X, Rev., 5.000%, 07/01/10	770
1,000	Series X, Rev., 5.000%, 07/01/11	1,069

		1,839

	Hospital — 0.2%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,849

	Prerefunded — 1.0%
5,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	5,837
4,155	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	4,831

		10,668

	Total Indiana	15,669

	Kansas — 0.3%
	General Obligation — 0.3%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,676

	Kentucky — 2.0%
	Certificate of Participation/Lease — 0.5%
5,000	Kentucky State Property & Buildings Commission, Project 82, Rev., FSA, 5.250%, 10/01/14	5,755

	Other Revenue — 0.6%
	Kentucky State Property & Buildings Commission, Project 95,
3,820	Series A, Rev., 5.000%, 08/01/13	4,253
2,220	Series A, Rev., 5.000%, 08/01/14	2,507

		6,760

	Prerefunded — 0.9%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., FSA, 5.000%, 08/01/15 (p)	6,228
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL-RE, 5.375%, 10/01/11 (p)	2,811

		9,039

	Total Kentucky	21,554

	Louisiana — 0.2%
	Hospital — 0.1%
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
635	Series B, Rev., 5.000%, 05/15/10	641
510	Series B, Rev., 5.000%, 05/15/11	522

		1,163

	Resource Recovery — 0.1%
	Parish of St. Mary, Solid Waste,
295	Rev., 5.400%, 03/01/10	297
310	Rev., 5.400%, 03/01/11	320

		617

	Total Louisiana	1,780

	Maine — 0.2%
	General Obligation — 0.2%
2,500	State of Maine, General Purpose, GO, 5.000%, 01/15/10	2,515

	Maryland — 1.4%
	General Obligation — 1.1%
2,475	Anne Arundel County, General Improvement, GO, 4.000%, 04/01/12	2,665
3,000	Prince George’s County, Public Improvement, Series A, GO, 5.000%, 07/15/13	3,420
5,000	State of Maryland, State and Local Facilities Capital Improvement, Series A, GO, 5.500%, 03/01/11	5,318

		11,403

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,570

	Total Maryland	14,973

	Massachusetts — 3.4%
	General Obligation — 1.1%
	Commonwealth of Massachusetts,
5,000	Series A, GO, 5.000%, 08/01/14	5,768
5,000	Series D, GO, NATL-RE, 5.500%, 11/01/13	5,789

		11,557

	Hospital — 0.0% (g)
375	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.200%, 10/01/10	383

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,708

	Prerefunded — 1.4%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,471
5,500	Series B, GO, 5.000%, 08/01/14 (p)	6,302
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,684

		14,457

	Special Tax — 0.3%
3,000	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,502

	Transportation — 0.4%
4,305	Commonwealth of Massachusetts, Series A, Rev., GAN, 5.750%, 12/15/10	4,542

	Total Massachusetts	36,149

	Michigan — 2.6%
	General Obligation — 0.1%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,601

	Muni Taxable — 0.3%
2,855	Wayne County, GO, 4.000%, 12/01/09	2,855

	Prerefunded — 1.1%
5,000	City of Detroit, Senior Lien, Series A, Rev., FGIC, 5.125%, 07/01/11 (p)	5,355
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,983
1,470	Van Buren Township Local Development Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,670

		12,008

	Transportation — 0.3%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,084

	Water & Sewer — 0.8%
10,905	City of Detroit, Sewer Disposal, Series D, Rev., VAR, FSA, 0.794%, 01/04/10	8,252

	Total Michigan	27,800

	Minnesota — 2.0%
	General Obligation — 0.6%
5,555	State of Minnesota, GO, 5.000%, 10/01/15	6,530

	Hospital — 0.2%
2,000	St Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,159

	Prerefunded — 0.7%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,478
1,565	South Washington County Independent School District No. 833, Series A, GO, NATL-RE, 5.600%, 02/01/10 (p)	1,577

		7,055

	Utility — 0.5%
5,000	Northern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/12	5,366

	Total Minnesota	21,110

	Mississippi — 0.3%
	Certificate of Participation/Lease — 0.3%
	Mississippi Development Bank Special Obligation, Marshall County Correctional Facility,
750	Series C, Rev., 5.000%, 08/01/10	769
1,060	Series C, Rev., 5.000%, 08/01/11	1,120
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., 5.000%, 08/01/11	1,104

	Total Mississippi	2,993

	Missouri — 1.5%
	General Obligation — 0.6%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,632
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	658

		6,290

	Other Revenue — 0.3%
3,085	Missouri State Board of Public Buildings, Series A, Rev., 5.500%, 10/15/10	3,225

	Transportation — 0.6%
	City of St. Louis, Lambert-St. Louis International Airport,
4,000	Series A-2, Rev., 4.000%, 07/01/11	4,111
1,000	Series A-2, Rev., 4.250%, 07/01/11	1,017
1,250	Missouri Highway & Transportation Commission, Series A, Rev., 5.000%, 05/01/15	1,452

		6,580

	Total Missouri	16,095

	Nebraska — 0.1%
	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,249

	Nevada — 1.9%
	General Obligation — 0.5%
5,000	Clark County School District, GO, FSA, 5.500%, 06/15/13	5,625

	Prerefunded — 1.4%
13,185	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.250%, 07/01/11 (p)	14,167

	Total Nevada	19,792

	New Jersey — 7.8%
	Certificate of Participation/Lease — 0.2%
2,250	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/10	2,297

	Education — 2.1%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, FSA, 5.000%, 09/01/14	2,715
4,500	Series J4, Rev., VAR, FSA, 5.000%, 09/01/14	4,937
5,095	Series L, Rev., FSA, 5.250%, 03/01/15	5,915
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,855
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,611

		22,033

	General Obligation — 0.9%
	State of New Jersey,
8,000	Series D, GO, NATL-RE, FGIC-TCRS, 6.000%, 02/15/13	9,182
370	Series N, GO, NATL-RE, FGIC, 5.500%, 07/15/13	423

		9,605

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,000	New Jersey EDA, Cigarette Tax, Rev., FGIC, 5.000%, 06/15/13	5,117

	Prerefunded — 3.0%
4,675	Garden State Preservation Trust, Series A, Rev., FSA, 5.250%, 11/01/13 (p)	5,397
10,000	New Jersey EDA, School Facilities Construction, Series A, Rev., AMBAC, 5.250%, 06/15/11 (p)	10,726
14,000	Tobacco Settlement Financing Authority, Rev., 6.250%, 06/01/13 (p)	16,404

		32,527

	Special Tax — 1.1%
10,015	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.250%, 12/15/13	11,336

	Total New Jersey	82,915

	New York — 4.4%
	Education — 0.5%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., FSA, 5.000%, 05/01/12	2,243
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.250%, 05/15/12	3,251

		5,494

	General Obligation — 0.4%
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,121
2,740	Suffolk County, Public Improvement, Series B, GO, 4.500%, 11/01/11	2,931

		4,052

	Hospital — 0.4%
2,000	Nassau Health Care Corp., Series B, Rev., FSA, 5.000%, 08/01/10	2,059
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,180
845	New York State Dormitory Authority, Montefiore Hospital Mortgage, Rev., NATL-RE, FGIC, FHA, 5.000%, 02/01/10	851

		4,090

	Other Revenue — 1.8%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,173
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,494
3,500	New York State Thruway Authority, Second Generation Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/11	3,699
	Tobacco Settlement Financing Authority, Asset-Backed,
4,025	Series A, Rev., 5.000%, 06/01/10	4,113
5,000	Series A-1, Rev., 5.000%, 06/01/11	5,298

		18,777

	Special Tax — 0.4%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,888

	Transportation — 0.2%
2,000	Metropolitan Transportation Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/11	2,160

	Utility — 0.3%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,339

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,857

	Total New York	46,657

	North Carolina — 2.4%
	Certificate of Participation/Lease — 0.2%
1,760	City of Charlotte, Series E, COP, 5.000%, 06/01/15	2,022

	General Obligation — 1.0%
	Mecklenburg County, Public Improvement,
2,385	Series B, GO, 5.000%, 02/01/14	2,756
5,000	Series C, GO, 5.000%, 02/01/13	5,641
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,485

		10,882

	Hospital — 0.1%
1,500	North Carolina Medical Care Commission, First Mortgage, Deerfield, Series A, Rev., 3.375%, 11/01/10	1,501

	Other Revenue — 0.2%
1,900	North Carolina Municipal Power Agency, No. 1 - Catawba, Rev., NATL-RE, 6.000%, 01/01/10	1,908

	Utility — 0.9%
4,550	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/13	4,987
3,930	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	4,330

		9,317

	Total North Carolina	25,630

	Ohio — 2.5%
	Certificate of Participation/Lease — 0.5%
5,000	Ohio State Building Authority, State Facilities Administration Building Fund, Project B, Series B, Rev., FSA, 5.000%, 10/01/10	5,194

	Education — 0.1%
1,000	University of Cincinnati, Series T, Rev., 5.500%, 06/01/10	1,022

	General Obligation — 0.5%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,764

	Housing — 0.0% (g)
435	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	445

	Other Revenue — 0.3%
3,130	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,651

	Prerefunded — 0.5%
4,325	Milford Exempt Village School District, School Improvement, GO, FSA, 5.125%, 12/01/11 (p)	4,707

	Utility — 0.1%
1,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	1,037

	Water & Sewer — 0.5%
3,395	Hamilton County, Sewer Systems, Series A, Rev., NATL-RE, 5.000%, 12/01/14	3,835
1,330	Ohio State Water Development Authority, Water Quality Loan Fund, Rev., 5.000%, 06/01/13	1,506

		5,341

	Total Ohio	26,161

	Oklahoma — 0.6%
	Other Revenue — 0.6%
6,185	Oklahoma State University, Agricultural Mechanical Colleges, Rev., 2.553%, 08/01/10	6,234

	Oregon — 1.2%
	Certificate of Participation/Lease — 0.6%
6,030	Oregon State Department of Administrative Services, Series D, COP, 5.000%, 11/01/12	6,691

	Water & Sewer — 0.6%
5,570	City of Portland, First Lien, Series A, Rev., FSA, 5.000%, 06/15/10	5,713

	Total Oregon	12,404

	Pennsylvania — 10.3%
	Education — 0.4%
	Pennsylvania State Higher Educational Facilities Authority, LaSalle University,
1,000	Series A, Rev., 4.125%, 05/01/13	1,032
1,125	Series A, Rev., 5.000%, 05/01/10	1,139
1,875	Series A, Rev., 5.000%, 05/01/11	1,942

		4,113

	General Obligation — 1.6%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,484
1,125	Exeter Township, GO, AMBAC, 5.000%, 07/15/10	1,157
	Philadelphia School District,
4,000	GO, TAN, 2.500%, 06/30/10	4,045
5,805	Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/10	5,980

		16,666

	Other Revenue — 0.3%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	3,126

	Prerefunded — 5.7%
3,060	City of Scranton, Series C, GO, 7.100%, 09/01/11 (p)	3,392
3,500	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.000%, 01/01/13 (p)	3,931
5,485	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 09/15/11 (p)	5,971
7,455	Philadelphia Authority for Industrial Development, Series B, Rev., FSA, 5.500%, 10/01/11 (p)	8,192
2,005	Philadelphia School District, Series A, GO, FSA, 5.500%, 02/01/12 (p)	2,206
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,827
27,120	State Public School Building Authority, Philadelphia School District Project, Rev., FSA, 5.000%, 06/01/13 (p)	30,767

		60,286

	Resource Recovery — 1.0%
10,000	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, FSA, 5.000%, 12/01/13	10,203

	Transportation — 0.7%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 12/04/09 (w)	5,000
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,591

		7,591

	Water & Sewer — 0.6%
3,625	City of Philadelphia, Water & Wastewater Systems, Series A, Rev., AMBAC, 5.000%, 08/01/13	4,013
3,000	Luzerne County IDA, Pennsylvania-American Water Co., Series A, Rev., VAR, AMBAC, 3.600%, 01/01/33	3,000

		7,013

	Total Pennsylvania	108,998

	Puerto Rico — 0.4%
	Prerefunded — 0.4%
1,425	Children’s Trust Fund, Rev., 5.750%, 07/01/10 (p)	1,470
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., NATL-RE, 5.375%, 08/01/11 (p)	3,230

	Total Puerto Rico	4,700

	Rhode Island — 1.0%
	Certificate of Participation/Lease — 0.4%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.250%, 01/04/10	3,990

	General Obligation — 0.6%
6,925	State of Rhode Island, Plantations, GO, TAN, 2.500%, 06/30/10	7,010

	Total Rhode Island	11,000

	South Carolina — 2.5%
	General Obligation — 0.7%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.000%, 02/01/10	1,169
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,896

		7,065

	Other Revenue — 0.6%
6,815	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 12/31/09	6,815

	Prerefunded — 0.6%
6,000	South Carolina Transportation Infrastructure Bank, Junior Lien, Series B, Rev., AMBAC, 5.250%, 10/01/11 (p)	6,506

	Utility — 0.6%
6,000	South Carolina State Public Service Authority, Series D, Rev., FSA, 5.250%, 01/01/12	6,552

	Total South Carolina	26,938

	Tennessee — 1.1%
	Education — 0.3%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., GO, 5.000%, 10/01/13	2,912

	Other Revenue — 0.3%
2,750	Sevier County Public Building Authority, Local Government Public Improvement, Series V-K-1, Rev., AGC, 5.000%, 03/01/11	2,891

	Prerefunded — 0.5%
3,000	Shelby County, Public Improvement, Series A, GO, 5.625%, 04/01/10 (p)	3,054
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., FSA, 5.000%, 05/01/12 (p)	2,414

		5,468

	Total Tennessee	11,271

	Texas — 6.4%
	Education — 0.5%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,249
2,385	Houston Community College System, Junior Lien, Unrefunded Balance, Series A, Rev., NATL-RE, 5.375%, 04/15/11	2,512
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
210	Rev., 4.250%, 06/01/10	212
285	Rev., 4.500%, 06/01/11	294
685	Rev., 4.500%, 06/01/12	715

		4,982

	General Obligation — 1.7%
	Austin Independent School District, Capital Appreciation,
1,035	GO, NATL-RE, FGIC, Zero Coupon, 08/01/10	1,029
1,205	GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	1,183
1,000	City of Denton, GO, 5.000%, 02/15/11	1,050
7,000	Gulf Coast Waste Disposal Authority, Rev., VAR, 2.300%, 09/03/13	7,093
	State of Texas, Public Financing Authority,
2,390	GO, 5.000%, 10/01/11	2,577
3,515	Series A, GO, 5.000%, 10/01/14	4,070
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14 (w)	1,110

		18,112

	Hospital — 0.2%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,606

	Muni Taxable — 0.6%
6,375	Harris County Hospital District, Series B, Rev., VAR, NATL-RE, 4.799%, 08/16/10	6,381

	Other Revenue — 0.1%
1,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/11	1,053

	Prerefunded — 2.6%
5,130	City of Austin, GO, 5.125%, 09/01/11 (p)	5,531
2,685	City of Beaumont, Waterworks & Sewer Systems, Rev., FGIC, 6.250%, 09/01/10 (p)	2,806
2,615	City of Frisco, Certificates Obligation, Series A, GO, FGIC, 5.250%, 02/15/11 (p)	2,768
3,125	City of Houston, Water & Sewer Systems, Junior Lien, Series B, Rev., FGIC, 5.250%, 12/01/10 (p)	3,274

2,205	Houston Community College System, Junior Lien, Series A, Rev., NATL-RE, 5.375%, 04/15/11 (p)	2,354
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	5,077
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,106
2,335	Williamson County, General Tax, GO, FSA, 5.500%, 02/15/11 (p)	2,478

		27,394

	Utility — 0.5%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	3,030
1,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.000%, 08/01/10	1,023
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series D, Rev., 5.000%, 12/15/09	1,501

		5,554

	Water & Sewer — 0.2%
2,395	City of San Antonio, Water System, Series A, Rev., FSA, 5.250%, 05/15/10	2,449

	Total Texas	67,531

	Virginia — 4.5%
	Certificate of Participation/Lease — 0.6%
345	Stafford County Economic Development Authority, Public Facilities Project, Rev., AGC, 5.000%, 04/01/10	350
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., 5.000%, 12/01/11	5,533

		5,883

	General Obligation — 1.4%
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,443
	Fairfax County, Public Improvement,
5,280	Series A, GO, 5.000%, 04/01/11	5,602
5,000	Series A, GO, 5.250%, 04/01/14	5,846

		14,891

	Hospital — 0.3%
2,985	Virginia Beach Development Authority, Sentara Health Systems, Rev., 5.250%, 01/04/10	2,996

	Other Revenue — 0.4%
4,000	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.000%, 08/01/12	4,432

	Prerefunded — 1.2%
11,040	Tobacco Settlement Financing Corp., Asset Backed Securities, Rev., 5.625%, 06/01/15 (p)	13,137

	Transportation — 0.5%
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	5,018

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,311

	Total Virginia	47,668

	Washington — 1.3%
	General Obligation — 0.7%
500	City of Seattle, Limited Tax, Unrefunded Balance, GO, 5.000%, 08/01/10	516
5,000	Pierce County School District No. 3 Puyallup, GO, FSA, 5.000%, 06/01/14	5,719
1,050	Port of Olympia, Limited Tax, Series B, GO, AMT, FSA, 5.000%, 12/01/10	1,086

		7,321

	Prerefunded — 0.5%
5,000	Port of Tacoma, Series A, Rev., AMBAC, 5.250%, 12/01/14 (p)	5,891

	Utility — 0.1%
1,000	Energy Northwest Wind Project, Rev., NATL-RE, 5.000%, 07/01/10	1,022

	Total Washington	14,234

	Total Municipal Bonds (Cost $919,563)	935,845

SHARES

	Short-Term Investment — 11.1%
	Investment Company — 11.1%
117,274	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $117,274)	117,274

	Total Investments — 99.5% (Cost $1,038,379)	1,054,644
	Other Assets in Excess of Liabilities — 0.5%	5,107

	NET ASSETS — 100.0%	$1,059,751

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when - issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)	When-issued security.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,107
Aggregate gross unrealized depreciation	(2,842)
Net unrealized appreciation/depreciation	$16,265
Federal income tax cost of investments	$1,038,379

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by State as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$117,274	$937,370	$—	$1,054,644

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Municipal Bonds — 97.1%
	Alaska — 1.9%
	Certificate of Participation/Lease — 0.4%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/19	3,162

	Utility — 1.5%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., FSA, 6.000%, 07/01/17 (m)	4,054
3,915	Rev., FSA, 6.000%, 07/01/19 (m)	4,562
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/18	2,640

		11,256

	Total Alaska	14,418

	Arizona — 2.7%
	Hospital — 0.7%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.500%, 01/01/18	5,022

	Special Tax — 2.0%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 01/01/14	15,662

	Total Arizona	20,684

	California — 18.0%
	Certificate of Participation/Lease — 1.0%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 12/01/13	2,780
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	4,798

		7,578

	Education — 1.9%
3,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	3,077
	California State University, Systemwide,
5,915	Series A, Rev., NATL-RE, FGIC, 5.000%, 05/01/13	5,650
2,850	Series C, Rev., NATL-RE, 5.000%, 11/01/15	2,922
1,000	Fullerton University Foundation, Series A, Rev., NATL-RE, 5.750%, 07/01/10	1,022
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/13	2,165

		14,836

	General Obligation — 4.2%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 07/01/19	4,897
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	57
6,765	Saugus Union School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/22	3,331
	State of California,
5,000	GO, 5.000%, 08/01/13	4,621
3,000	GO, 5.250%, 02/01/13	3,132
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/11	5,682
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/12	5,077
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/19	5,365

		32,162

	Hospital — 1.7%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., 5.000%, 11/01/14	2,089
2,000	Series A, Rev., 5.000%, 11/01/14	1,769
2,000	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18	2,216
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	3,034
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/13	3,911

		13,019

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 04/01/10	355

	Other Revenue — 1.6%
8,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.750%, 06/01/17	5,755
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	376
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
1,265	AMBAC, 5.250%, 09/01/13	1,325
2,120	AMBAC, 5.250%, 09/01/13	2,178
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.750%, 10/01/25	2,867

		12,501

	Prerefunded — 2.8%
2,860	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,510
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	11,126
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	22
6,710	University of California, Multiple Purpose Project, Series Q, Rev., FSA, 5.000%, 09/01/11 (p)	7,298

		21,956

	Special Tax — 2.0%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/13	1,937
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	181
	South Orange County Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	4,979
3,880	Series A, NATL-RE, FGIC, 5.250%, 08/15/14	4,009
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.000%, 09/01/15	4,586

		15,692

	Utility — 0.6%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	1,941
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/18	2,623

		4,564

	Water & Sewer — 2.1%
2,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.000%, 06/15/14	2,573
6,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/17	6,214
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/19	7,581

		16,368

	Total California	139,031

	Colorado — 3.3%
	Education — 0.9%
5,000	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	5,453
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/19	1,569

		7,022

	General Obligation — 0.3%
2,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,406

	Prerefunded — 0.4%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	2,943

	Transportation — 1.4%
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.000%, 11/15/10	1,655
4,390	Series D, Rev., AMBAC-TCRS, 7.750%, 11/15/13	4,864
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	4,569

		11,088

	Utility — 0.3%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/18	1,042
1,000	Series A, Rev., AGC, 5.250%, 12/01/18	1,024

		2,066

	Total Colorado	25,525

	Connecticut — 0.0% (g)
	Prerefunded — 0.0% (g)
80	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health, Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	84

	Delaware — 0.8%
	Prerefunded — 0.8%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,212

	District of Columbia — 1.5%
	Education — 0.9%
6,950	District of Columbia, George Washington University, Series A, Rev., NATL-RE, 6.000%, 01/04/10	7,046

	General Obligation — 0.6%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,719

	Total District of Columbia	11,765

	Florida — 3.6%
	General Obligation — 0.4%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,874

	Hospital — 0.1%
680	Orange County, Health Facilities Authority, Unrefunded Balance, Series C, Rev., NATL-RE, 6.250%, 10/01/12	739

	Prerefunded — 1.5%
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,535
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., NATL-RE, 6.250%, 10/01/12 (p)	4,235
1,580	Series C, Rev., NATL-RE, 6.250%, 10/01/12 (p)	1,779

		11,549

	Special Tax — 0.6%
5,000	Port of St. Lucie, Rev., AGC, 5.000%, 09/01/18	5,038

	Transportation — 0.5%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,650

	Utility — 0.5%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.050%, 10/01/14	4,384

	Total Florida	28,234

	Georgia — 4.6%
	Hospital — 1.2%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26 (k)	9,786

	Prerefunded — 0.8%
5,500	State of Georgia, Series B, GO, 6.000%, 03/01/12 (p)	6,150

	Special Tax — 1.6%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,447

	Utility — 1.0%
	Municipal Electric Authority of Georgia,
4,500	Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	4,805
2,490	Series C, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,659

		7,464

	Total Georgia	35,847

	Illinois — 5.1%
	Education — 1.0%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,278
3,940	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/11	4,119

		7,397

	Prerefunded — 0.5%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,287
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,985

		4,272

	Special Tax — 1.6%
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., NATL-RE, FGIC, 5.500%, 12/15/09	7,092
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,514

		12,606

	Transportation — 2.0%
	Regional Transportation Authority,
2,425	Rev., NATL-RE, 6.250%, 07/01/15	2,903
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,441
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	5,098

		15,442

	Total Illinois	39,717

	Indiana — 2.5%
	Certificate of Participation/Lease — 0.2%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,778

	Prerefunded — 0.1%
590	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.250%, 06/01/15 (p)	627

	Transportation — 1.8%
8,750	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	10,071
2,950	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	3,403

		13,474

	Utility — 0.4%
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., NATL-RE, 5.500%, 01/01/16	3,349

	Total Indiana	19,228

	Kansas — 0.4%
	General Obligation — 0.4%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.250%, 09/01/15	3,272

	Louisiana — 2.1%
	Special Tax — 1.7%
	St. Bernard Parish, Sales & Use Tax,
2,535	Rev., FSA, 5.000%, 03/01/14	2,804
2,445	Rev., FSA, 5.000%, 03/01/14	2,673
2,760	Rev., FSA, 5.000%, 03/01/14	2,990
1,505	Rev., FSA, 5.000%, 03/01/14	1,614
2,885	Rev., FSA, 5.000%, 03/01/14	3,078

		13,159

	Transportation — 0.4%
	State of Louisiana, Gas & Fuels Tax,
3,040	Series A, Rev., AMBAC, 5.375%, 06/01/12	3,291

	Total Louisiana	16,450

	Maine — 0.8%
	Transportation — 0.8%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/19	3,317
2,680	Rev., 6.000%, 07/01/19	2,935

	Total Maine	6,252

	Massachusetts — 0.8%
	Education — 0.5%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/17	1,547
1,975	Massachusetts State College Building Authority, Series A, Rev., Commonwealth GTD, 7.500%, 05/01/14	2,292

		3,839

	Transportation — 0.3%
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.500%, 01/04/10	2,277

	Total Massachusetts	6,116

	Minnesota — 0.1%
	Housing — 0.1%
480	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 01/04/10	482

	Mississippi — 1.2%
	Prerefunded — 1.2%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.000%, 07/01/12 (p)	9,148

	Missouri — 0.5%
	Certificate of Participation/Lease — 0.2%
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., COP, 5.000%, 12/01/13	1,535

	Education — 0.1%
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/13	1,122

	Utility — 0.2%
1,105	City of Sikeston, Electric, Rev., NATL-RE, 6.000%, 06/01/16	1,182

	Total Missouri	3,839

	Montana — 0.9%
	Certificate of Participation/Lease — 0.1%
	City of Helena,
400	COP, 5.000%, 01/01/19	415
500	COP, 5.150%, 01/01/19	510

		925

	Education — 0.8%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/14	956
	Montana State Board of Regents, Higher Education, Montana State University,
1,215	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,279
2,500	Series I, Rev., AMBAC, 5.000%, 11/15/14	2,678
1,210	Series I, Rev., AMBAC, 5.000%, 11/15/14	1,282

		6,195

	Total Montana	7,120

	Nevada — 1.5%
	General Obligation — 0.7%
5,000	Clark County School District, Series A, GO, NATL-RE, 7.000%, 06/01/11	5,447

	Prerefunded — 0.8%
6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.000%, 07/01/11 (p)	6,423

	Total Nevada	11,870

	New Jersey — 2.6%
	General Obligation — 0.4%
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,939

	Housing — 0.7%
4,940	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/18	5,437

	Prerefunded — 0.9%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.750%, 06/15/15 (p)	1,211
5,000	Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,924

		7,135

	Transportation — 0.6%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	4,771

	Total New Jersey	20,282

	New Mexico — 0.4%
	Utility — 0.4%
3,030	Los Alamos County, Utilities, Series A, Rev., FSA, 5.000%, 07/01/13	3,359

	New York — 18.0%
	Certificate of Participation/Lease — 0.7%
5,000	New York State Dormitory Authority, City University System, CONS, Series A, Rev., COP, FSA-CR, 5.750%, 07/01/13	5,319

	Education — 0.5%
	New York Municipal Bond Bank Agency,
1,900	Series C, Rev., 5.250%, 06/01/13	1,983
2,000	Series C, Rev., 5.250%, 06/01/13	2,088

		4,071

	General Obligation — 1.4%
	New York City, Unrefunded Balance,
9,255	GO, 6.000%, 01/15/13	10,446
745	Series A, GO, 6.000%, 05/15/10	770
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	11

		11,227

	Housing — 0.8%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,183
3,000	Series B-1C, Rev., 5.500%, 06/01/13	3,167

		6,350

	Other Revenue — 4.2%
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.125%, 07/01/12	3,080
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/12	10,201
7,270	Series E, Rev., 5.375%, 06/15/12	8,019
7,135	Series E, Rev., 5.375%, 06/15/12	7,775
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/13	3,203

		32,278

	Prerefunded — 4.5%
	New York City,
6,040	Series A, GO, 6.000%, 05/15/10 (p)	6,258
7,885	Series F, GO, 6.000%, 01/15/13 (p)	9,129
565	New York City Municipal Water Finance Authority, Series B, Rev., 6.000%, 06/15/10 (p)	586
	New York City Transitional Finance Authority, Future Tax Secured,
640	Series B, Rev., 5.500%, 02/01/11 (p)	685
17,000	Series C, Rev., 5.500%, 05/01/10 (p)	17,542
890	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	947

		35,147

	Transportation — 4.2%
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	30,102
2,000	Triborough Bridge and Tunnel Authority, Series C, Rev., 5.000%, 11/15/18	2,063

		32,165

	Utility — 0.7%
4,895	Long Island Power Authority, Series A, Rev., 5.500%, 04/01/19	5,405

	Water & Sewer — 1.0%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/12	2,010
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/18	5,484

		7,494

	Total New York	139,456

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
25	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 01/04/10	26

	North Dakota — 1.2%
	Hospital — 0.6%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.250%, 01/04/10	4,379

	Utility — 0.6%
4,615	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.200%, 06/30/13	5,067

	Total North Dakota	9,446

	Ohio — 1.7%
	General Obligation — 0.2%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18	562
400	GO, AGC, 6.000%, 12/01/18	449
250	GO, AGC, 6.125%, 12/01/18	274
400	GO, AGC, 6.125%, 12/01/18	436

		1,721

	Hospital — 0.4%
3,000	Lucas County Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.625%, 01/04/10	3,036

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
	RiverSouth Authority, Riverfront Area Redevelopment,
1,255	Series A, Rev., 5.250%, 06/01/14	1,348
1,000	Series A, Rev., 5.250%, 06/01/14	1,068
1,025	Series A, Rev., 5.250%, 06/01/14	1,091
2,080	Series A, Rev., 5.250%, 06/01/14	2,250

		5,757

	Prerefunded — 0.3%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.250%, 12/01/14 (p)	1,767
505	Toledo-Lucas County, Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 6.000%, 05/15/11 (p)	508

		2,275

	Total Ohio	12,789

	Oklahoma — 1.2%
	Water & Sewer — 1.2%
	Oklahoma City Water Utilities Trust,
6,950	Series A, Rev., 5.000%, 07/01/19	7,413
2,000	Series A, Rev., 5.000%, 07/01/19	2,083

	Total Oklahoma	9,496

	Pennsylvania — 1.6%
	Education — 0.4%
	Pennsylvania State University,
1,700	Series A, Rev., 5.000%, 03/01/19	1,891
1,000	Series A, Rev., 5.000%, 03/01/19	1,100

		2,991

	Industrial Development Revenue/Pollution Control Revenue — 0.9%
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/12	6,918

	Transportation — 0.3%
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.625%, 01/01/10	2,384

	Total Pennsylvania	12,293

	Puerto Rico — 1.4%
	Utility — 1.4%
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., NATL-RE, 5.500%, 07/01/15	11,002

	South Carolina — 4.7%
	General Obligation — 1.4%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19	10,668

	Prerefunded — 2.6%
4,100	Georgetown County School District, GO, SCSDE, 5.750%, 03/01/11 (p)	4,373
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,168
8,945	South Carolina Jobs & EDA, Palmetto Healthcare, Series C, Rev., 6.875%, 08/01/13 (p)	10,689

		20,230

	Utility — 0.7%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,470

	Total South Carolina	36,368

	South Dakota — 1.0%
	Prerefunded — 0.6%
2,651	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	3,029
1,285	Heartland Consumers Power District, Electric, Rev., 7.000%, 01/01/16 (p)	1,472

		4,501

	Utility — 0.4%
2,500	Heartland Consumers Power District, Electric, Rev., FSA, 6.000%, 01/01/17	2,861

	Total South Dakota	7,362

	Texas — 8.1%
	General Obligation — 1.6%
445	City of Austin, Certificates of Obligation, GO, NATL-RE, 5.000%, 09/01/14	494
	City of Carrollton,
520	GO, 4.000%, 08/15/19	534
1,170	GO, 5.000%, 08/15/19	1,308
535	GO, 5.000%, 08/15/19	583
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/18	2,438
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/18	1,675
5,000	San Jacinto Community College District, GO, 5.000%, 02/15/19	5,051

		12,083

	Hospital — 0.5%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18	3,894

	Other Revenue — 1.1%
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/15	5,272
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.000%, 01/01/15	1,638
1,650	AMBAC, 5.000%, 01/01/15	1,708

		8,618

	Prerefunded — 1.5%
4,750	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	5,384
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,721
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,760

		11,865

	Transportation — 1.1%
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.250%, 12/01/18	5,155
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	3,061

		8,216

	Utility — 0.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,330

	Water & Sewer — 1.6%
	Canyon Regional Water Authority, Wells Ranch Project,
4,435	Rev., AMBAC, 5.125%, 08/01/17	4,654
7,540	Rev., AMBAC, 5.125%, 08/01/17	7,788

		12,442

	Total Texas	62,448

	Virginia — 0.5%
	General Obligation — 0.5%
	City of Lynchburg Public Improvement,
1,105	GO, 5.000%, 06/01/14	1,245
1,035	GO, 5.000%, 06/01/14	1,183
1,205	GO, 5.000%, 06/01/14	1,337

	Total Virginia	3,765

	Washington — 2.3%
	Education — 0.8%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,219

	Hospital — 0.8%
6,500	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.000%, 08/15/18	6,284

	Utility — 0.7%
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., NATL-RE, 5.500%, 07/01/12	5,517

	Total Washington	18,020

	Wisconsin — 0.1%
	Hospital — 0.1%
	Wisconsin Health & Educational Facilities Authority, Froedert & Community,
	Unrefunded Balance,
250	Rev., 5.625%, 10/01/11	268
120	Rev., 5.625%, 10/01/11	129

		397

	Prerefunded — 0.0% (g)
330	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.625%, 10/01/11 (p)	362

	Total Wisconsin	759

	Total Municipal Bonds (Cost $707,944)	752,165

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
12,565	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $12,565)	12,565

	Total Investments — 98.7% (Cost $720,509)	764,730
	Other Assets in Excess of Liabilities — 1.3%	10,013

	NET ASSETS — 100.0%	$774,743

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Short Futures Outstanding
(164)	30 Year U.S. Treasury Bond	03/22/10	$(20,126)	$(360)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,504
Aggregate gross unrealized depreciation	(5,283)

Net unrealized appreciation/depreciation	$44,221

Federal income tax cost of investments	$720,509

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$12,565	$752,165	$—	$764,730

Depreciation in Other Financial Instruments*
Futures Contracts	$(360)	$—	$—	$(360)

_______________________________
* Other financial instruments include futures, forwards and swap contracts.

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Government Agency Securities — 19.3%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11 (m)	20,957
24,000	3.875%, 06/04/12 (m)	25,609
9,745	4.000%, 05/21/13	10,543
25,000	4.350%, 09/02/14 (m)	27,415
500	6.270%, 01/26/16	594
855	6.900%, 09/01/10	895
	Federal Home Loan Bank System,
5,000	2.250%, 04/13/12	5,148
9,400	5.310%, 12/28/12	10,515
690	7.375%, 02/12/10	699
1,344	New Valley Generation I, 7.299%, 03/15/19	1,604
5,127	New Valley Generation II, 5.572%, 05/01/20	5,627

	Total U.S. Government Agency Securities (Cost $102,323)	109,606

	U.S. Treasury Obligations — 78.5%
	U.S. Treasury Inflation Indexed Notes,
20,000	2.000%, 04/15/12	22,403
25,000	2.375%, 04/15/11	28,197
	U.S. Treasury Notes,
20,000	0.875%, 04/30/11	20,132
60,000	1.375%, 05/15/12	60,736
95,290	1.750%, 11/15/11	97,341
40,000	1.875%, 06/15/12	40,997
12,000	1.875%, 04/30/14	12,053
70,000	2.750%, 10/31/13	73,281
1,000	2.875%, 01/31/13	1,054
5,500	4.000%, 04/15/10	5,578
40,000	4.625%, 08/31/11	42,867
4,000	4.750%, 02/15/10	4,038
14,860	4.750%, 03/31/11	15,725
20,000	4.750%, 01/31/12	21,730

	Total U.S. Treasury Obligations (Cost $435,003)	446,132

SHARES

	Short-Term Investment — 1.8%
	Investment Company — 1.8%
10,263	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $10,263)	10,263

	Total Investments — 99.6% (Cost $547,589)	566,001
	Other Assets in Excess of Liabilities — 0.4%	2,059

	NET ASSETS — 100.0%	$568,060

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,412
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$18,412

Federal income tax cost of investments	$547,589

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$10,263	$555,738	$—	$566,001

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	Corporate Note — 0.2%
	FDIC Guaranteed Security — 0.2%
169,000	Citibank N.A., VAR, 0.333%, 12/30/09 (Cost $169,000)	169,000

	U.S. Government Agency Securities — 69.9%
	Federal Farm Credit Bank — 1.0%
450,000	VAR, 0.227%, 12/20/09	449,977
250,000	VAR, 0.595%, 12/01/09	250,000
300,000	VAR, 0.680%, 12/01/09	300,000

		999,977

	Federal Home Loan Bank — 18.7%
285,900	0.180%, 05/04/10	285,838
300,000	0.310%, 01/14/10	299,992
350,000	0.310%, 01/15/10	349,991
469,800	0.500%, 10/18/10	469,747
326,000	0.600%, 06/25/10	326,398
369,000	0.650%, 06/15/10	368,865
439,500	0.650%, 07/09/10	439,149
217,000	0.870%, 01/26/10	216,970
122,000	0.960%, 02/04/10	121,977
683,400	1.050%, 02/23/10	683,219
458,700	3.750%, 01/08/10	459,922
155,000	5.000%, 12/11/09	155,140
757,500	DN, 0.090%, 02/17/10 (n)	757,352
354,200	DN, 0.100%, 02/05/10 (n)	354,135
250,000	DN, 0.100%, 04/14/10 (n)	249,907
1,060,300	DN, 0.101%, 02/19/10 (n)	1,060,112
200,000	DN, 0.110%, 01/14/10 (n)	199,973
390,300	DN, 0.112%, 01/13/10 (n)	390,248
343,900	DN, 0.118%, 02/10/10 (n)	343,820
150,000	DN, 0.130%, 02/12/10 (n)	149,960
94,362	DN, 0.150%, 04/07/10 (n)	94,312
136,925	DN, 0.225%, 03/17/10 (n)	136,834
567,000	DN, 0.235%, 02/26/10 (n)	566,678
722,175	DN, 0.270%, 02/24/10 (n)	721,715
199,000	DN, 0.280%, 01/08/10 (n)	198,941
234,500	DN, 0.381%, 03/02/10 (n)	234,275
500,000	DN, 0.502%, 01/26/10 (n)	499,611
368,500	DN, 0.512%, 01/12/10 (n)	368,281
202,000	DN, 0.705%, 04/22/10 (n)	201,442
251,000	DN, 0.705%, 04/23/10 (n)	250,302
385,000	DN, 0.705%, 04/26/10 (n)	383,907
393,600	DN, 1.133%, 12/04/09 (n)	393,563
200,000	VAR, 0.094%, 01/06/10	199,971
489,400	VAR, 0.148%, 12/17/09	489,305
1,000,000	VAR, 0.164%, 12/26/09	1,000,000
378,400	VAR, 0.164%, 01/01/10	378,400
340,000	VAR, 0.177%, 12/20/09	339,986
72,420	VAR, 0.184%, 01/14/10	72,397
1,205,000	VAR, 0.295%, 12/01/09	1,205,000
190,000	VAR, 0.310%, 12/01/09	190,000
428,900	VAR, 0.360%, 12/01/09	428,900
289,000	VAR, 0.520%, 12/01/09	289,000
250,000	VAR, 0.655%, 12/01/09	250,000
500,000	VAR, 0.730%, 12/01/09	500,000
580,000	VAR, 0.785%, 12/01/09	580,000
389,000	VAR, 0.830%, 12/01/09	389,000

		18,044,535

	Federal Home Loan Mortgage Corp. — 25.5%
201,000	3.125%, 02/12/10	202,117
131,733	DN, 0.090%, 02/16/10 (n)	131,708
300,000	DN, 0.090%, 03/04/10 (n)	299,930
957,700	DN, 0.090%, 03/22/10 (n)	957,017
46,448	DN, 0.090%, 03/24/10 (n)	46,435
200,000	DN, 0.095%, 03/01/10 (n)	199,952
600,000	DN, 0.095%, 03/17/10 (n)	599,832
1,250,000	DN, 0.095%, 04/01/10 (n)	1,249,339
284,375	DN, 0.100%, 01/19/10 (n)	284,336
500,000	DN, 0.100%, 03/10/10 (n)	499,862
250,000	DN, 0.110%, 01/12/10 (n)	249,968
667,976	DN, 0.118%, 02/23/10 (n)	667,793
750,000	DN, 0.120%, 04/13/10 (n)	749,667
333,173	DN, 0.130%, 02/17/10 (n)	333,079
386,297	DN, 0.130%, 02/26/10 (n)	386,176
251,457	DN, 0.130%, 03/03/10 (n)	251,373
1,657,328	DN, 0.136%, 03/09/10 (n)	1,656,716
765,668	DN, 0.150%, 04/05/10 (n)	765,269
92,200	DN, 0.160%, 12/22/09 (n)	92,191
500,000	DN, 0.160%, 03/16/10 (n)	499,767
250,000	DN, 0.160%, 03/30/10 (n)	249,868
95,000	DN, 0.200%, 04/26/10 (n)	94,923
164,400	DN, 0.200%, 03/29/10 (n)	164,292
274,000	DN, 0.200%, 05/03/10 (n)	273,767
200,000	DN, 0.210%, 04/12/10 (n)	199,846
2,856,600	DN, 0.230%, 02/12/10 (n)	2,855,268
1,291,300	DN, 0.244%, 12/15/09 (n)	1,291,178
1,860,000	DN, 0.248%, 02/05/10 (n)	1,859,156
403,800	DN, 0.250%, 12/08/09 (n)	403,780
252,938	DN, 0.250%, 12/09/09 (n)	252,924
50,000	DN, 0.270%, 02/22/10 (n)	49,969
825,000	DN, 0.280%, 01/20/10 (n)	824,679
399,437	DN, 0.290%, 12/21/09 (n)	399,373
431,000	DN, 0.290%, 12/14/09 (n)	430,955
385,000	DN, 0.300%, 01/25/10 (n)	384,824
130,000	DN, 0.300%, 02/08/10 (n)	129,925
400,700	DN, 0.341%, 02/01/10 (n)	400,465
50,000	DN, 0.341%, 01/06/10 (n)	49,983
145,000	DN, 0.371%, 12/29/09 (n)	144,958
135,000	DN, 1.163%, 12/07/09 (n)	134,974
1,010,000	VAR, 0.184%, 01/12/10	1,010,000
250,000	VAR, 0.309%, 12/14/09	250,002
500,000	VAR, 0.314%, 12/03/09	499,887
496,700	VAR, 0.334%, 01/07/10	496,566
475,000	VAR, 0.379%, 12/09/09	474,927
900,000	VAR, 0.580%, 12/01/09	900,000
400,000	VAR, 0.680%, 12/01/09	400,000

		24,749,016

	Federal National Mortgage Association — 24.7%
293,677	Zero Coupon, 01/04/10	293,657
527,060	Zero Coupon, 03/01/10	526,898
160,000	3.100%, 02/04/10	160,734
82,000	3.250%, 02/10/10	82,457
205,200	DN, 0.110%, 02/18/10 (n)	205,151
114,778	DN, 0.120%, 12/01/09 (n)	114,778
178,899	DN, 0.120%, 12/01/09 (n)	178,899
1,125,000	DN, 0.124%, 03/01/10 (n)	1,124,652
925,000	DN, 0.130%, 03/02/10 (n)	924,696
425,000	DN, 0.130%, 03/04/10 (n)	424,857
1,000,000	DN, 0.130%, 03/03/10 (n)	999,668
90,676	DN, 0.140%, 02/01/10 (n)	90,654
500,000	DN, 0.140%, 03/15/10 (n)	499,798
200,030	DN, 0.150%, 02/01/10 (n)	199,978
111,920	DN, 0.150%, 02/01/10 (n)	111,891
39,500	DN, 0.150%, 02/01/10 (n)	39,490
29,653	DN, 0.153%, 02/01/10 (n)	29,645
67,632	DN, 0.153%, 02/01/10 (n)	67,614
124,262	DN, 0.153%, 02/01/10 (n)	124,229
63,233	DN, 0.153%, 02/01/10 (n)	63,217
140,918	DN, 0.153%, 02/01/10 (n)	140,881
131,697	DN, 0.160%, 02/01/10 (n)	131,660
23,863	DN, 0.160%, 02/01/10 (n)	23,856
500,000	DN, 0.160%, 04/01/10 (n)	499,731
250,000	DN, 0.160%, 04/02/10 (n)	249,865
10,000	DN, 0.170%, 01/04/10 (n)	9,999
37,687	DN, 0.170%, 01/04/10 (n)	37,681
38,000	DN, 0.170%, 01/04/10 (n)	37,994
29,700	DN, 0.170%, 01/04/10 (n)	29,695
148,000	DN, 0.170%, 01/04/10 (n)	147,976
74,284	DN, 0.170%, 01/04/10 (n)	74,272
10,500	DN, 0.170%, 01/04/10 (n)	10,498
10,250	DN, 0.170%, 01/04/10 (n)	10,248
3,300	DN, 0.170%, 01/04/10 (n)	3,300
180,000	DN, 0.175%, 01/04/10 (n)	179,970
143,374	DN, 0.186%, 03/24/10 (n)	143,290
304,782	DN, 0.200%, 04/21/10 (n)	304,543
37,415	DN, 0.203%, 01/04/10 (n)	37,408
28,067	DN, 0.203%, 01/04/10 (n)	28,062
22,800	DN, 0.205%, 12/01/09 (n)	22,800
225,000	DN, 0.205%, 12/01/09 (n)	225,000
155,600	DN, 0.205%, 12/01/09 (n)	155,600
51,000	DN, 0.205%, 12/01/09 (n)	51,000
86,977	DN, 0.220%, 12/01/09 (n)	86,977
39,513	DN, 0.220%, 12/01/09 (n)	39,513
2,000,000	DN, 0.220%, 12/14/09 (n)	1,999,841
435,750	DN, 0.223%, 02/03/10 (n)	435,578
163,953	DN, 0.240%, 05/03/10 (n)	163,785
643,000	DN, 0.240%, 04/09/10 (n)	642,447
205,506	DN, 0.265%, 04/01/10 (n)	205,324
500,000	DN, 0.270%, 01/11/10 (n)	499,846
23,450	DN, 0.270%, 02/17/10 (n)	23,436
398,000	DN, 0.270%, 02/24/10 (n)	397,746
871,000	DN, 0.280%, 12/15/09 (n)	870,905
161,000	DN, 0.303%, 01/14/10 (n)	160,941
4,004,250	DN, 0.314%, 01/15/10 (n)	4,002,679
100,000	DN, 0.341%, 01/04/10 (n)	99,968
1,233,758	DN, 0.430%, 02/22/10 (n)	1,232,540
100,000	VAR, 0.153%, 02/13/10	99,922
950,000	VAR, 0.202%, 01/25/10	949,936
250,000	VAR, 0.205%, 02/08/10	249,990
377,000	VAR, 0.228%, 02/05/10	376,908
495,000	VAR, 0.233%, 01/21/10	495,000
500,000	VAR, 0.420%, 12/01/09	499,968
435,000	VAR, 0.450%, 12/01/09	434,940
1,234,000	VAR, 0.640%, 12/01/09	1,234,025

		24,020,507

	Total U.S. Government Agency Securities (Cost $67,814,035)	67,814,035

	U.S. Treasury Obligations — 3.2%
	U.S. Treasury Bills — 3.2%
399,000	0.160%, 04/15/10 (n)	398,761
400,000	0.200%, 03/18/10 (n)	399,762
875,000	0.260%, 02/25/10 (n)	874,458
750,000	0.275%, 02/04/10 (n)	749,628
500,000	0.275%, 02/18/10 (n)	499,698
250,000	0.502%, 04/01/10 (n)	249,580

		3,171,887

	Total U.S. Treasury Obligations (Cost $3,171,887)	3,171,887

	Repurchase Agreements — 27.5%
272,685	Bank of America Securities LLC, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $272,685, collateralized by U.S. Government Agency Securities with a value of $278,139	272,685
3,000,000	Barclays Capital, 0.110%, dated 11/30/09, due 12/02/09, repurchase price $3,000,000, collateralized by U.S. Government Agency Securities with a value of $3,060,000 (m)	3,000,000
2,800,000	Barclays Capital, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $2,800,000, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $2,856,000	2,800,000
2,000,000	Citigroup, Inc., 0.170%, dated 11/30/09, due 12/01/09, repurchase price $2,000,000, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $2,040,000	2,000,000
3,000,000	Credit Suisse First Boston Corp., 0.110%, dated 11/30/09, due 12/02/09, repurchase price $3,000,000, collateralized by U.S. Government Agency Securities with a value of $3,066,746	3,000,000
1,000,000	Credit Suisse First Boston Corp., 0.160%, dated 11/30/09, due 02/02/10, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,022,249	1,000,000
1,000,000	Credit Suisse First Boston Corp., 0.170%, dated 11/30/09, due 12/01/09, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,022,249	1,000,000
1,500,000	Deutsche Bank AG, 0.110%, dated 11/30/09, due 01/19/10, repurchase price $1,500,000, collateralized by U.S. Government Agency Securities with a value of $1,530,000	1,500,000
1,494,230	Deutsche Bank AG, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $1,494,230, collateralized by U.S. Government Agency Securities with a value of $1,524,115	1,494,230
1,000,000	Goldman Sachs, 0.120%, dated 11/30/09, due 01/22/10, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,000,000	Goldman Sachs, 0.160%, dated 11/30/09, due 01/29/10, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,000,000	Goldman Sachs, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
1,000,000	Morgan Stanley Co., Inc., 0.170%, dated 11/30/09, due 02/03/10, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $1,020,000	1,000,000
1,000,000	Morgan Stanley Co., Inc., 0.180%, dated 11/30/09, due 02/03/10, repurchase price $1,000,000, collateralized by U.S. Government Agency Securities and U.S. Treasury Securities with a value of $1,020,000	1,000,000
390,000	RBS Securities, Inc., 0.170%, dated 11/30/09, due 12/01/09, repurchase price $390,000, collateralized by U.S. Government Agency Securities with a value of $401,701	390,000
250,000	UBS Warburg LLC, 0.140%, dated 11/30/09, due 02/26/10, repurchase price $250,000, collateralized by U.S. Government Agency Securities with a value of $255,001	250,000
4,500,000	UBS Warburg LLC, 0.170%, dated 11/30/09, due 12/01/09, repurchase price $4,500,000, collateralized by U.S. Government Agency Securities with a value of $4,590,006	4,500,000
500,000	UBS Warburg LLC, 0.170%, dated 11/30/09, due 02/01/10, repurchase price $500,000, collateralized by U.S. Government Agency Securities with a value of $510,001	500,000

	Total Repurchase Agreements (Cost $26,706,915)	26,706,915

	Total Investments — 100.8% (Cost $97,861,837)*	97,861,837
	Liabilities in Excess of Other Assets — (0.8)%	(805,909)

	NET ASSETS — 100.0%	$97,055,928

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.

(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*		The cost of securities is substantially the same for federal income tax purposes.

U.S. Government Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$—	$97,861,837	$—	$97,861,837

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)

	U.S. Treasury Obligations — 36.8%
	U.S. Treasury Bills — 32.5%
125,000	0.040%, 01/14/10 (n)	124,994
875,000	0.064%, 01/21/10 (n)	874,920
250,000	0.071%, 01/28/10 (n)	249,971
1,147,500	0.125%, 01/07/10 (n)	1,147,353
87,100	0.160%, 04/15/10 (n)	87,045
350,000	0.162%, 04/08/10 (n)	349,799
2,994	0.320%, 12/24/09 (n)	2,993
450,000	0.332%, 04/01/10 (n)	449,499
50,000	0.387%, 10/21/10 (n)	49,827
350,000	0.399%, 09/23/10 (n)	348,858
450,000	0.444%, 08/26/10 (n)	448,520
225,000	0.450%, 06/03/10 (n)	224,485
500,000	0.474%, 06/10/10 (n)	498,749
250,000	0.487%, 07/29/10 (n)	249,192
300,000	0.518%, 05/06/10 (n)	299,331
100,000	0.654%, 03/11/10 (n)	99,820
345,000	0.689%, 12/17/09 (n)	344,895

		5,850,251

	U.S. Treasury Notes — 4.3%
199,000	1.750%, 03/31/10	200,015
75,000	2.375%, 08/31/10	76,014
325,000	2.875%, 06/30/10	329,373
163,000	4.000%, 04/15/10	165,286

		770,688

	Total U.S. Treasury Obligations (Cost $6,620,939)	6,620,939

	Repurchase Agreements — 63.2%
620,936	Bank of America Securities LLC, 0.150%, dated 11/30/09, due 12/01/09, repurchase price $620,939, collateralized by U.S. Treasury Securities with a value of $633,355	620,936
500,000	Barclays Capital, Inc., 0.120%, dated 11/30/09, due 01/08/10, repurchase price $500,013, collateralized by U.S. Treasury Securities with a value of $510,000 (m)	500,000
2,900,000	Barclays Capital, Inc., 0.150%, dated 11/30/09, due 12/01/09, repurchase price $2,900,012, collateralized by U.S. Treasury Securities with a value of $2,958,000	2,900,000
500,000	Credit Suisse First Boston Corp., 0.100%, dated 11/30/09, due 01/04/10, repurchase price $500,006, collateralized by U.S. Treasury Securities with a value of $510,004	500,000
1,000,000	Credit Suisse First Boston Corp., 0.150%, dated 11/30/09, due 12/01/09, repurchase price $1,000,004, collateralized by U.S. Treasury Securities with a value of $1,020,009	1,000,000
850,000	Deutsche Bank AG, 0.150%, dated 11/30/09, due 12/01/09, repurchase price $850,004, collateralized by U.S. Treasury Securities with a value of $867,000	850,000
165,304	Deutsche Bank AG, 0.150%, dated 11/30/09, due 12/01/09, repurchase price $165,305, collateralized by U.S. Treasury Securities with a value of $168,610	165,304
233,942	Goldman Sachs, 0.120%, dated 11/30/09, due 12/01/09, repurchase price $233,943, collateralized by U.S. Treasury Securities with a value of $238,621	233,942
850,000	HSBC Securities, Inc., 0.150%, dated 11/30/09, due 12/01/09, repurchase price $850,004, collateralized by U.S. Treasury Securities with a value of $867,004	850,000
1,500,000	Morgan Stanley & Co., Inc., 0.150%, dated 11/30/09, due 12/01/09, repurchase price $1,500,006, collateralized by U.S. Treasury Securities with a value of $1,530,508	1,500,000
750,000	RBS Securities, Inc., 0.150%, dated 11/30/09, due 12/01/09, repurchase price $750,003, collateralized by U.S. Treasury Securities with a value of $765,005	750,000
1,500,000	UBS Warburg LLC, 0.150%, dated 11/30/09, due 12/01/09, repurchase price $1,500,006, collateralized by U.S. Treasury Securities with a value of $1,530,000	1,500,000

	Total Repurchase Agreements (Cost $11,370,182)	11,370,182

	Total Investments — 100.0% (Cost $17,991,121)*	17,991,121
	Other Assets in Excess of Liabilities — 0.0%	2,461

	NET ASSETS — 100.0%	$17,993,582

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$—	$17,991,121	$—	$17,991,121

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2010

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

January 28, 2010